PROSPECTUS OCTOBER 1, 2016

TIAA-CREF Lifecycle Funds

of the TIAA-CREF Funds

Ticker
Fund	Institutional Class	Advisor Class	Premier Class	Retirement Class	Retail Class
Lifecycle Retirement Income Fund	TLRIX	TLRHX	TPILX	TLIRX	TLRRX
Lifecycle 2010 Fund	TCTIX	TCLHX	TCTPX	TCLEX	—
Lifecycle 2015 Fund	TCNIX	TCNHX	TCFPX	TCLIX	—
Lifecycle 2020 Fund	TCWIX	TCWHX	TCWPX	TCLTX	—
Lifecycle 2025 Fund	TCYIX	TCQHX	TCQPX	TCLFX	—
Lifecycle 2030 Fund	TCRIX	TCHHX	TCHPX	TCLNX	—
Lifecycle 2035 Fund	TCIIX	TCYHX	TCYPX	TCLRX	—
Lifecycle 2040 Fund	TCOIX	TCZHX	TCZPX	TCLOX	—
Lifecycle 2045 Fund	TTFIX	TTFHX	TTFPX	TTFRX	—
Lifecycle 2050 Fund	TFTIX	TFTHX	TCLPX	TLFRX	—
Lifecycle 2055 Fund	TTRIX	TTRHX	TTRPX	TTRLX	—
Lifecycle 2060 Fund	TLXNX	TLXHX	TLXPX	TLXRX	—

This Prospectus describes the Institutional, Advisor, Premier, Retirement and Retail Class shares offered, as applicable, by the investment portfolios listed above (each, a “Fund” and, collectively, the “Funds”) of the TIAA-CREF Funds (the “Trust”). These Funds comprise the TIAA-CREF Lifecycle Funds (the “Lifecycle Funds”), a sub-family of funds offered by the Trust.

An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investor can lose money in any of the Funds and the Funds could perform more poorly than other investments.

The Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Summary information

Lifecycle Retirement Income Fund

Investment objective 6

Fees and expenses 6

Shareholder fees 6

Annual Fund operating expenses 7

Example 7

Portfolio turnover 8

Principal investment strategies 8

Principal investment risks 10

Past performance 11

Portfolio management 13

Purchase and sale of Fund shares 14

Tax information 15

Payments to broker-dealers and other financial intermediary compensation 15

Summary information

Lifecycle 2010 Fund

Investment objective 16

Fees and expenses 16

Shareholder fees 16

Annual Fund operating expenses 17

Example 17

Portfolio turnover 18

Principal investment strategies 18

Principal investment risks 21

Past performance 22

Portfolio management 24

Purchase and sale of Fund shares 25

Tax information 25

Payments to broker-dealers and other financial intermediary compensation 26

Summary information

Lifecycle 2015 Fund

Investment objective 27

Fees and expenses 27

Shareholder fees 27

Annual Fund operating expenses 28

Example 28

Portfolio turnover 29

Principal investment strategies 29

Principal investment risks 32

Past performance 33

Portfolio management 35

Purchase and sale of Fund shares 36

Tax information 36

Payments to broker-dealers and other financial intermediary compensation 37

Summary information

Lifecycle 2020 Fund

Investment objective 38

Fees and expenses 38

Shareholder fees 38

Annual Fund operating expenses 39

Example 39

Portfolio turnover 40

Principal investment strategies 40

Principal investment risks 43

Past performance 44

Portfolio management 46

Purchase and sale of Fund shares 47

Tax information 47

Payments to broker-dealers and other financial intermediary compensation 48

Summary information

Lifecycle 2025 Fund

Investment objective 49

Fees and expenses 49

Shareholder fees 49

Annual Fund operating expenses 50

Example 50

Portfolio turnover 51

Principal investment strategies 51

Principal investment risks 54

Past performance 55

Portfolio management 57

Purchase and sale of Fund shares 58

Tax information 58

Payments to broker-dealers and other financial intermediary compensation 59

Summary information

Lifecycle 2030 Fund

Investment objective 60

Fees and expenses 60

Shareholder fees 60

Annual Fund operating expenses 61

Example 61

Portfolio turnover 62

Principal investment strategies 62

Principal investment risks 65

Past performance 66

Portfolio management 68

Purchase and sale of Fund shares 69

Tax information 69

Payments to broker-dealers and other financial intermediary compensation 70

Summary information

Lifecycle 2035 Fund

Investment objective 71

Fees and expenses 71

Shareholder fees 71

Annual Fund Operating Expenses 72

Example 72

Portfolio turnover 73

Principal investment strategies 73

Principal investment risks 76

Past performance 77

Portfolio management 79

Purchase and sale of Fund shares 79

Tax information 80

Payments to broker-dealers and other financial intermediary compensation 81

Summary information

Lifecycle 2040 Fund

Investment objective 82

Fees and expenses 82

Shareholder fees 82

Annual Fund operating expenses 83

Example 83

Portfolio turnover 84

Principal investment strategies 84

Principal investment risks 87

Past performance 88

Portfolio management 90

Purchase and sale of Fund shares 90

Tax information 91

Payments to broker-dealers and other financial intermediary compensation 92

Summary information

Lifecycle 2045 Fund

Investment objective 93

Fees and expenses 93

Shareholder fees 93

Annual Fund Operating Expenses 94

Example 94

Portfolio turnover 95

Principal investment strategies 95

Principal investment risks 98

Past performance 99

Portfolio management 101

Purchase and sale of Fund shares 102

Tax information 102

Payments to broker-dealers and other financial intermediary compensation 103

Summary information

Lifecycle 2050 Fund

Investment objective 104

Fees and expenses 104

Shareholder fees 104

Annual Fund operating expenses 105

Example 105

Portfolio turnover 106

Principal investment strategies 106

Principal investment risks 109

Past performance 110

Portfolio management 112

Purchase and sale of Fund shares 113

Tax information 113

Payments to broker-dealers and other financial intermediary compensation 114

Summary information

Lifecycle 2055 Fund

Investment objective 115

Fees and expenses 115

Shareholder fees 115

Annual Fund operating expenses 116

Example 116

Portfolio turnover 117

Principal investment strategies 117

Principal investment risks 120

Past performance 121

Portfolio management 123

Purchase and sale of Fund shares 123

Tax information 124

Payments to broker-dealers and other financial intermediary compensation 125

Summary information

Lifecycle 2060 Fund

Investment objective 126

Fees and expenses 126

Shareholder fees 126

Annual Fund operating expenses 127

Example 127

Portfolio turnover 128

Principal investment strategies 128

Principal investment risks 131

Past performance 132

Portfolio management 134

Purchase and sale of Fund shares 134

Tax information 135

Payments to broker-dealers and other financial intermediary compensation 136

Additional information about investment strategies and risks of the Funds 136

Additional information about the Funds 136

More about the Funds’ strategy 137

Additional information about the Funds’ composite benchmark indices 139

Additional information about the Underlying Funds 141

Additional information on investment risks of the Funds and Underlying Funds 145

Principal risks of the Funds 146

Additional risks of the Funds 150

Additional information on investment strategies and risks of the Funds and Underlying Funds 159

Portfolio holdings 162

Portfolio turnover 162

Share classes 163

Management of the Funds 163

The Funds’ investment adviser 163

Investment management fees 164

Portfolio management team 164

Other services 165

Distribution and service arrangements 166

All classes 166

Other payments by the Funds 166

Other payments by TPIS, Advisors or their affiliates 168

Calculating share price 169

Dividends and distributions 171

Taxes 172

Your account: purchasing, redeeming or exchanging shares 174

Fund shares offered in this Prospectus 174

Share class eligibility 175

Purchasing shares 177

Redeeming shares 183

Exchanging shares 187

Conversion of shares–applicable to all investors 188

Important transaction information 189

Market timing/excessive trading policy–applicable to all investors 193

Electronic prospectuses 195

Additional information about index providers 195

Additional information about the Trust and the Board of Trustees 196

Glossary 197

Financial highlights 199

Summary information

TIAA-CREF Lifecycle Retirement Income Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle Retirement Income Fund seeks high total return over time primarily through income, with a secondary emphasis on capital appreciation.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class	Retail Class
Maximum sales charge imposed on purchases (percentage of offering price)	0%	0%	0%	0%	0%
Maximum deferred sales charge	0%	0%	0%	0%	0%
Maximum sales charge imposed on reinvested dividends and other distributions	0%	0%	0%	0%	0%
Redemption or exchange fee	0%	0%	0%	0%	0%
Account maintenance fee (annual fee on accounts under $2,000)	0%	0%	0%	0%	$15.00

6     Prospectus  ■  TIAA-CREF Lifecycle Funds

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Advisor Class		Premier Class	Retirement Class	Retail Class

Management fees	0.10%	0.10%		0.10%	0.10%	0.10%

Distribution (Rule 12b-1) fees	—	—		0.15%	—	0.25%

Other expenses	0.05%	0.13%	[1]	0.05%	0.30%	0.08%

Acquired Fund fees and expenses[2]	0.37%	0.37%		0.37%	0.37%	0.37%

Total annual Fund operating expenses	0.52%	0.60%		0.67%	0.77%	0.80%

Waivers and expense reimbursements[3,4]	(0.15)%	(0.15)%		(0.15)%	(0.15)%	(0.18)%

Total annual Fund operating expenses after fee
waiver and/or expense reimbursement	0.37%	0.45%		0.52%	0.62%	0.62%

1	Estimate is for the current fiscal year.
2

“Acquired Fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired Fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s annual report.

3

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund fees and expenses and extraordinary expenses) that exceed: (i) 0.00% of average daily net assets for Institutional Class shares; (ii) 0.15% of average daily net assets for Advisor Class shares; (iii) 0.15% of average daily net assets for Premier Class shares; (iv) 0.25% of average daily net assets for Retirement Class shares; and (v) 0.25% of average daily net assets for Retail Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2017, unless changed with approval of the Board of Trustees.

4

Advisors has contractually agreed to waive the Fund’s entire 0.10% Management fee. This waiver will remain in effect through September 30, 2019, unless changed with the approval of the Board of Trustees. The Management fee has been fully waived since the Fund’s inception.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver agreement will remain in place through September 30, 2019 and the expense reimbursement agreement will remain in place through September 30, 2017, but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

TIAA-CREF Lifecycle Funds  ■  Prospectus     7

	Institutional Class	Advisor Class	Premier Class	Retirement Class	Retail Class
1 year	$38	$46	$53	$63	$63
3 years	$119	$144	$167	$199	$199
5 years	$243	$288	$326	$381	$388
10 years	$607	$705	$790	$910	$937

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2016, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and in other investment pools or investment products (collectively, the “Underlying Funds”). The Fund invests in Underlying Funds according to a relatively stable asset allocation strategy that will not gradually adjust over time and is designed for investors who are already in or entering retirement (i.e., have already passed their retirement year).

The Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), expects to allocate approximately 37.50% of the Fund’s assets to equity Underlying Funds, 60.00% of its assets to fixed-income Underlying Funds and 2.50% of its assets to direct real estate Underlying Funds. These allocations represent targets for equity, fixed-income and direct real estate asset classes. Target allocations may be changed and actual allocations may vary up to ten percentage points from the targets. Within the equity, fixed-income and direct real estate asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income, inflation-protected assets and direct real estate) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2017, which may change, are approximately as follows: U.S. Equity: 26.25%; International Equity: 11.25%; Fixed-Income: 40.00%; Short-Term Fixed-Income: 10.00%; Inflation-Protected Assets: 10.00%; and Direct Real Estate: 2.50%. The asset class and market sector names used herein are intended to reflect the primary type of investment of the Underlying Funds within each of these categories.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund,

8     Prospectus  ■  TIAA-CREF Lifecycle Funds

Enhanced Large-Cap Growth Index Fund, Enhanced Large-Cap Value Index Fund and Small/Mid-Cap Equity Fund (U.S. Equity); International Equity Fund, International Opportunities Fund, Enhanced International Equity Index Fund, Global Natural Resources Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund, High-Yield Fund, Emerging Markets Debt Fund and International Bond Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); Inflation-Linked Bond Fund (Inflation-Protected Assets); and Real Property Fund LP (Direct Real Estate). TIAA-CREF Real Property Fund LP is a private fund, which is not available for investment by the general public; it is offered exclusively to the TIAA-CREF Lifecycle Funds.

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders, and the portfolio management team may use tactical allocation to take advantage of short to intermediate term opportunities through a combination of positions in Underlying Funds. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change. Investors should note that the Fund has a significant level of equity exposure and this exposure could cause fluctuation in the value of the Fund depending on the performance of the equity markets generally.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2016, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	39.99%	U.S. Equity	27.10%	• Large-Cap Value Fund	5.20%
				• Large-Cap Growth Fund	5.15%
				• Enhanced Large-Cap Value Index Fund	4.91%
				• Enhanced Large-Cap Growth Index Fund	4.89%
				• Growth & Income Fund	4.40%
				• Small-Cap Equity Fund	2.07%
				• Mid-Cap Value Fund	0.27%
				• Mid-Cap Growth Fund	0.21%
		International Equity	12.89%	• International Equity Fund	3.77%
				• Enhanced International Equity Index Fund	3.17%
				• International Opportunities Fund	2.99%
				• Emerging Markets Equity Fund	2.34%
				• Global Natural Resources Fund	0.62%

TIAA-CREF Lifecycle Funds  ■  Prospectus     9

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
FIXED-INCOME	60.01%	Fixed-Income	40.03%	• Bond Fund	25.04%
				• Bond Plus Fund	11.00%
				• High-Yield Fund	2.99%
				• Emerging Markets Debt Fund	1.00%
		Short-Term Fixed-Income	9.96%	• Short-Term Bond Fund	9.95%
				• Money Market Fund	0.01%
		Inflation-Protected Assets	10.02%	• Inflation-Linked Bond Fund	10.02%

Total	100.00%	100.00%	100.00%

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk—The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

10     Prospectus  ■  TIAA-CREF Lifecycle Funds

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Direct Real Estate Underlying Funds Risks—The risks of investing in direct real estate Underlying Funds include risks specific to their investment strategies, as well as risks related to investing in real estate in general, such as:

• real estate-related investment risk—The risks associated with exposure to direct real estate through investing in investment vehicles managed by Advisors that will primarily invest directly in real estate, which can include declines in real estate values or revenues, uninsured losses at properties, and the absence of regulatory oversight of and a secondary market for interests in direct real estate Underlying Funds.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The

TIAA-CREF Lifecycle Funds  ■  Prospectus     11

bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional, Retail and Premier Classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2015, and how those returns compare to those of certain broad-based securities market indices and a composite index that represents the market sectors in which the Fund invests across the equity and fixed-income asset classes. The Advisor Class does not have a full year of performance and is not included in the table. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle Retirement Income Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2016, was 3.22%.

Best quarter: 8.88%, for the quarter ended September 30, 2009. Worst quarter: -7.81%, for the quarter ended December 31, 2008.

12     Prospectus  ■  TIAA-CREF Lifecycle Funds

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2015

	Inception Date	One Year	Five Years	Since Inception
Retirement Class	11/30/2007
Return Before Taxes		0.09%	5.44%	4.06%
Return After Taxes on Distributions		–1.13%	4.31%	2.99%
Return After Taxes on Distributions and Sale of
Fund Shares		0.52%	3.91%	2.82%
Institutional Class	11/30/2007
Return Before Taxes		0.25%	5.70%	4.30%
Retail Class	11/30/2007
Return Before Taxes		0.00%	5.43%	4.12%
Premier Class	9/30/2009
Return Before Taxes		0.10%	5.54%	4.13%*

Bloomberg Barclays U.S. Aggregate Bond Index
(reflects no deductions for fees, expenses or taxes)		0.55%	3.25%	4.23%†

Russell 3000® Index
(reflects no deductions for fees, expenses or taxes)		0.48%	12.18%	6.48%†

Lifecycle Retirement Income Fund Composite Index‡
(reflects no deductions for fees, expenses or taxes)		–0.18%	5.56%	4.42%†

Current performance of the Fund’s shares may be higher or lower than that shown above.
*

The performance shown for the Premier Class that is prior to its inception date is based on performance of the Fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Premier Class.

†		Performance is calculated from the inception date of the Retirement Class.

‡

As of the close of business on December 31, 2015, the Lifecycle Retirement Income Fund Composite Index consisted of: 40.0% Bloomberg Barclays U.S. Aggregate Bond Index; 28.0% Russell 3000® Index; 12.0% MSCI All Country World Index ex USA; 10.0% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, LLC.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2007	since 2007

TIAA-CREF Lifecycle Funds  ■  Prospectus     13

Purchase and sale of Fund shares

Institutional Class shares are available for purchase directly from the Fund by certain eligible investors (which include employee benefit plans and financial intermediaries). Advisor Class shares are available for purchase through certain financial intermediaries, employee benefit plans and insurance company separate accounts. Premier Class and Retirement Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts. Retail Class shares are available for purchase through certain financial intermediaries or by contacting the Fund directly at 800-223-1200 or www.tiaa.org.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates. Employee benefit plans, fee-based managed account programs (“wrap accounts”), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, thrifts, bank and trust companies that have entered into agreements to offer Institutional Class shares held in omnibus accounts on the books of the Fund are exempt from initial and subsequent investment minimums.

• There is no minimum initial or subsequent investment for Advisor Class shares. Advisor Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Premier Class shares. Premier Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

• The minimum initial investment for Retail Class shares is $2,000 per Fund account for Traditional IRA, Roth IRA and Coverdell accounts and $2,500 for all other account types. Subsequent investments for all account types must be at least $100.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) or its affiliated exchanges NYSE Arca Equities or NYSE MKT is open for trading (each such day a “Business Day”). Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

14     Prospectus  ■  TIAA-CREF Lifecycle Funds

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TIAA-CREF Lifecycle Funds  ■  Prospectus     15

Summary information

TIAA-CREF Lifecycle 2010 Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle 2010 Fund seeks high total return over time through a combination of capital appreciation and income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class
Maximum sales charge imposed on purchases (percentage of offering price)	0%	0%	0%	0%
Maximum deferred sales charge	0%	0%	0%	0%
Maximum sales charge imposed on reinvested dividends and other distributions	0%	0%	0%	0%
Redemption or exchange fee	0%	0%	0%	0%
Maximum account fee	0%	0%	0%	0%

16     Prospectus  ■  TIAA-CREF Lifecycle Funds

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Advisor Class		Premier Class	Retirement Class

Management fees	0.10%	0.10%		0.10%	0.10%

Distribution (Rule 12b-1) fees	—	—		0.15%	—

Other expenses	0.02%	0.10%	[1]	0.02%	0.27%

Acquired Fund fees and expenses[2]	0.37%	0.37%		0.37%	0.37%

Total annual Fund operating expenses	0.49%	0.57%		0.64%	0.74%

Waivers and expense reimbursements[3,4]	(0.12)%	(0.12)%		(0.12)%	(0.12)%

Total annual Fund operating expenses after fee
waiver and/or expense reimbursement	0.37%	0.45%		0.52%	0.62%

1	Estimate is for the current fiscal year.
2

“Acquired Fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired Fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s annual report.

3

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund fees and expenses and extraordinary expenses) that exceed: (i) 0.00% of average daily net assets for Institutional Class shares; (ii) 0.15% of average daily net assets for Advisor Class shares; (iii) 0.15% of average daily net assets for Premier Class shares; and (iv) 0.25% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2017, unless changed with approval of the Board of Trustees.

4

Advisors has contractually agreed to waive the Fund’s entire 0.10% Management fee. This waiver will remain in effect through September 30, 2019, unless changed with the approval of the Board of Trustees. The Management fee has been fully waived since the Fund’s inception.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver agreement will remain in place through September 30, 2019 and the expense reimbursement agreement will remain in place through September 30, 2017, but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

TIAA-CREF Lifecycle Funds  ■  Prospectus     17

	Institutional Class	Advisor Class	Premier Class	Retirement Class
1 year	$38	$46	$53	$63
3 years	$119	$144	$167	$199
5 years	$236	$281	$319	$374
10 years	$579	$677	$762	$883

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2016, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have recently retired or have an approximate target retirement year within a few years, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors who retired in 2010 or plan to retire within a few years of 2010.

The Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), expects to allocate approximately 40.50% of the Fund’s assets to equity Underlying Funds, 57.00% of its assets to fixed-income Underlying Funds and 2.50% of its assets to direct real estate Underlying Funds. These allocations represent targets for equity, fixed-income and direct real estate asset classes. Target allocations will change over time and actual allocations may vary up to ten percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative. The Fund had target allocations of approximately 50.00% equity/50.00% fixed-income in the Fund’s target retirement year of 2010 and will reach the Fund’s final target allocation of approximately 37.50% equity/60.00% fixed-income/2.50% direct real estate at some point from 2017 to 2020. Within the equity, fixed-income and direct real estate asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income, inflation-protected assets and direct real estate) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2017, which will change over time, are approximately as follows: U.S. Equity: 28.35%; International Equity: 12.15%;

18     Prospectus  ■  TIAA-CREF Lifecycle Funds

Fixed-Income: 39.40%; Short-Term Fixed-Income: 8.80%; Inflation-Protected Assets: 8.80%; and Direct Real Estate: 2.50%. The asset class and market sector names used herein are intended to reflect the primary type of investment of the Underlying Funds within each of these categories.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund, Enhanced Large-Cap Value Index Fund and Small/Mid-Cap Equity Fund (U.S. Equity); International Equity Fund, International Opportunities Fund, Enhanced International Equity Index Fund, Global Natural Resources Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund, High-Yield Fund, Emerging Markets Debt Fund and International Bond Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); Inflation-Linked Bond Fund (Inflation-Protected Assets); and Real Property Fund LP (Direct Real Estate). TIAA-CREF Real Property Fund LP is a private fund, which is not available for investment by the general public; it is offered exclusively to the TIAA-CREF Lifecycle Funds.

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders, and the portfolio management team may use tactical allocation to take advantage of short to intermediate term opportunities through a combination of positions in Underlying Funds. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2016, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	44.00%	U.S. Equity	29.94%	• Large-Cap Value Fund	5.73%
				• Large-Cap Growth Fund	5.68%
				• Enhanced Large-Cap Value Index Fund	5.44%
				• Enhanced Large-Cap Growth Index Fund	5.41%
				• Growth & Income Fund	4.85%
				• Small-Cap Equity Fund	2.28%
				• Mid-Cap Value Fund	0.31%
				• Mid-Cap Growth Fund	0.24%

TIAA-CREF Lifecycle Funds  ■  Prospectus     19

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
		International Equity	14.06%	• International Equity Fund	4.06%
				• Enhanced International Equity Index Fund	3.50%
				• International Opportunities Fund	3.28%
				• Emerging Markets Equity Fund	2.54%
				• Global Natural Resources Fund	0.68%
FIXED-INCOME	56.00%	Fixed-Income	39.25%	• Bond Fund	24.24%
				• Bond Plus Fund	11.02%
				• High-Yield Fund	2.99%
				• Emerging Markets Debt Fund	1.00%
		Short-Term Fixed-Income	8.35%	• Short-Term Bond Fund	8.34%
				• Money Market Fund	0.01%
		Inflation-Protected Assets	8.40%	• Inflation-Linked Bond Fund	8.40%

Total	100.00%	100.00%	100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is

20     Prospectus  ■  TIAA-CREF Lifecycle Funds

designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk—The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

TIAA-CREF Lifecycle Funds  ■  Prospectus     21

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Direct Real Estate Underlying Funds Risks—The risks of investing in direct real estate Underlying Funds include risks specific to their investment strategies, as well as risks related to investing in real estate in general, such as:

• real estate-related investment risk—The risks associated with exposure to direct real estate through investing in investment vehicles managed by Advisors that will primarily invest directly in real estate, which can include declines in real estate values or revenues, uninsured losses at properties, and the absence of regulatory oversight of and a secondary market for interests in direct real estate Underlying Funds.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following

22     Prospectus  ■  TIAA-CREF Lifecycle Funds

the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2015, and how those returns compare to those of certain broad-based securities market indices and a composite index that represents the market sectors in which the Fund invests across the equity and fixed-income asset classes. The Advisor Class does not have a full year of performance and is not included in the table. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle 2010 Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2016, was 3.08%.

Best quarter: 10.87%, for the quarter ended June 30, 2009. Worst quarter: -11.04%, for the quarter ended December 31, 2008.

TIAA-CREF Lifecycle Funds  ■  Prospectus     23

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2015

	Inception Date	One Year	Five Years	Ten Years
Retirement Class	10/15/2004
Return Before Taxes		0.07%	5.87%	4.82%
Return After Taxes on Distributions		–1.26%	4.72%	3.86%
Return After Taxes on Distributions and Sale of
Fund Shares		0.56%	4.24%	3.52%
Institutional Class	1/17/2007
Return Before Taxes		0.38%	6.14%	5.06%*
Premier Class	9/30/2009
Return Before Taxes		0.24%	5.98%	4.89%*

Bloomberg Barclays U.S. Aggregate Bond Index
(reflects no deductions for fees, expenses or taxes)		0.55%	3.25%	4.51%

Russell 3000® Index
(reflects no deductions for fees, expenses or taxes)		0.48%	12.18%	7.35%

Lifecycle 2010 Fund Composite Index‡
(reflects no deductions for fees, expenses or taxes)		–0.23%	6.04%	5.02%

Current performance of the Fund’s shares may be higher or lower than that shown above.
*

The performance shown for the Institutional Class and Premier Class that is prior to their inception dates is based on performance of the Fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional Class and Premier Class.

‡

As of the close of business on December 31, 2015, the Lifecycle 2010 Fund Composite Index consisted of: 39.1% Bloomberg Barclays U.S. Aggregate Bond Index; 31.1% Russell 3000® Index; 13.4% MSCI All Country World Index ex USA; 8.2% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 8.2% Bloomberg Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, LLC.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2006	since 2006

24     Prospectus  ■  TIAA-CREF Lifecycle Funds

Purchase and sale of Fund shares

Institutional Class shares are available for purchase directly from the Fund by certain eligible investors (which include employee benefit plans and financial intermediaries). Advisor Class shares are available for purchase through certain financial intermediaries, employee benefit plans and insurance company separate accounts. Premier Class and Retirement Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates. Employee benefit plans, fee-based managed account programs (“wrap accounts”), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, thrifts, bank and trust companies that have entered into agreements to offer Institutional Class shares held in omnibus accounts on the books of the Fund are exempt from initial and subsequent investment minimums.

• There is no minimum initial or subsequent investment for Advisor Class shares. Advisor Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Premier Class shares. Premier Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) or its affiliated exchanges NYSE Arca Equities or NYSE MKT is open for trading (each such day a “Business Day”). Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

TIAA-CREF Lifecycle Funds  ■  Prospectus     25

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

26     Prospectus  ■  TIAA-CREF Lifecycle Funds

Summary information

TIAA-CREF Lifecycle 2015 Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle 2015 Fund seeks high total return over time through a combination of capital appreciation and income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class
Maximum sales charge imposed on purchases (percentage of offering price)	0%	0%	0%	0%
Maximum deferred sales charge	0%	0%	0%	0%
Maximum sales charge imposed on reinvested dividends and other distributions	0%	0%	0%	0%
Redemption or exchange fee	0%	0%	0%	0%
Maximum account fee	0%	0%	0%	0%

TIAA-CREF Lifecycle Funds  ■  Prospectus     27

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Advisor Class		Premier Class	Retirement Class

Management fees	0.10%	0.10%		0.10%	0.10%

Distribution (Rule 12b-1) fees	—	—		0.15%	—

Other expenses	0.02%	0.10%	[1]	0.02%	0.27%

Acquired Fund fees and expenses[2]	0.38%	0.38%		0.38%	0.38%

Total annual Fund operating expenses	0.50%	0.58%		0.65%	0.75%

Waivers and expense reimbursements[3,4]	(0.12)%	(0.12)%		(0.12)%	(0.12)%

Total annual Fund operating expenses after fee
waiver and/or expense reimbursement	0.38%	0.46%		0.53%	0.63%

1	Estimate is for the current fiscal year.
2

“Acquired Fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired Fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s annual report.

3

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund fees and expenses and extraordinary expenses) that exceed: (i) 0.00% of average daily net assets for Institutional Class shares; (ii) 0.15% of average daily net assets for Advisor Class shares; (iii) 0.15% of average daily net assets for Premier Class shares; and (iv) 0.25% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2017, unless changed with approval of the Board of Trustees.

4

Advisors has contractually agreed to waive the Fund’s entire 0.10% Management fee. This waiver will remain in effect through September 30, 2019, unless changed with the approval of the Board of Trustees. The Management fee has been fully waived since the Fund’s inception.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver agreement will remain in place through September 30, 2019 and the expense reimbursement agreement will remain in place through September 30, 2017, but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

28     Prospectus  ■  TIAA-CREF Lifecycle Funds

	Institutional Class	Advisor Class	Premier Class	Retirement Class
1 year	$39	$47	$54	$64
3 years	$122	$148	$170	$202
5 years	$242	$286	$325	$380
10 years	$592	$689	$774	$895

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2016, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2015.

The Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), expects to allocate approximately 45.50% of the Fund’s assets to equity Underlying Funds, 52.00% of its assets to fixed-income Underlying Funds and 2.50% of its assets to direct real estate Underlying Funds. These allocations represent targets for equity, fixed-income and direct real estate asset classes. Target allocations will change over time and actual allocations may vary up to ten percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative. The Fund had target allocations of approximately 50.00% equity/50.00% fixed-income in the Fund’s target retirement year of 2015 and reaching the Fund’s final target allocation of approximately 37.50% equity/60.00% fixed-income/2.50% direct real estate at some point from 2022 to 2025. Within the equity, fixed-income and direct real estate asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income, inflation-protected assets and direct real estate) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2017, which will change over time, are approximately as follows: U.S. Equity: 31.85%; International Equity: 13.65%;

TIAA-CREF Lifecycle Funds  ■  Prospectus     29

Fixed-Income: 38.40%; Short-Term Fixed-Income: 6.80%; Inflation-Protected Assets: 6.80%; and Direct Real Estate: 2.50%. The asset class and market sector names used herein are intended to reflect the primary type of investment of the Underlying Funds within each of these categories.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund, Enhanced Large-Cap Value Index Fund and Small/Mid-Cap Equity Fund (U.S. Equity); International Equity Fund, International Opportunities Fund, Enhanced International Equity Index Fund, Global Natural Resources Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund, High-Yield Fund, Emerging Markets Debt Fund and International Bond Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); Inflation-Linked Bond Fund (Inflation-Protected Assets); and Real Property Fund LP (Direct Real Estate). TIAA-CREF Real Property Fund LP is a private fund, which is not available for investment by the general public; it is offered exclusively to the TIAA-CREF Lifecycle Funds.

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders, and the portfolio management team may use tactical allocation to take advantage of short to intermediate term opportunities through a combination of positions in Underlying Funds. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2016, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	48.99%	U.S. Equity	33.42%	• Large-Cap Value Fund	6.37%
				• Large-Cap Growth Fund	6.32%
				• Enhanced Large-Cap Value Index Fund	6.08%
				• Enhanced Large-Cap Growth Index Fund	6.06%
				• Growth & Income Fund	5.40%
				• Small-Cap Equity Fund	2.54%
				• Mid-Cap Value Fund	0.36%
				• Mid-Cap Growth Fund	0.29%

30     Prospectus  ■  TIAA-CREF Lifecycle Funds

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
		International Equity	15.57%	• International Equity Fund	4.48%
				• Enhanced International Equity Index Fund	3.89%
				• International Opportunities Fund	3.65%
				• Emerging Markets Equity Fund	2.79%
				• Global Natural Resources Fund	0.76%
FIXED-INCOME	51.01%	Fixed-Income	38.26%	• Bond Fund	23.24%
				• Bond Plus Fund	11.02%
				• High-Yield Fund	3.00%
				• Emerging Markets Debt Fund	1.00%
		Short-Term Fixed-Income	6.36%	• Short-Term Bond Fund	6.35%
				• Money Market Fund	0.01%
		Inflation-Protected Assets	6.39%	• Inflation-Linked Bond Fund	6.39%

Total	100.00%	100.00%	100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is

TIAA-CREF Lifecycle Funds  ■  Prospectus     31

designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk—The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

32     Prospectus  ■  TIAA-CREF Lifecycle Funds

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Direct Real Estate Underlying Funds Risks—The risks of investing in direct real estate Underlying Funds include risks specific to their investment strategies, as well as risks related to investing in real estate in general, such as:

• real estate-related investment risk—The risks associated with exposure to direct real estate through investing in investment vehicles managed by Advisors that will primarily invest directly in real estate, which can include declines in real estate values or revenues, uninsured losses at properties, and the absence of regulatory oversight of and a secondary market for interests in direct real estate Underlying Funds.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following

TIAA-CREF Lifecycle Funds  ■  Prospectus     33

the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2015, and how those returns compare to those of certain broad-based securities market indices and a composite index that represents the market sectors in which the Fund invests across the equity and fixed-income asset classes. The Advisor Class does not have a full year of performance and is not included in the table. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle 2015 Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2016, was 2.84%.

Best quarter: 12.39%, for the quarter ended June 30, 2009. Worst quarter: -12.97%, for the quarter ended December 31, 2008.

34     Prospectus  ■  TIAA-CREF Lifecycle Funds

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2015

	Inception Date	One Year	Five Years	Ten Years
Retirement Class	10/15/2004
Return Before Taxes		0.18%	6.25%	4.91%
Return After Taxes on Distributions		–1.67%	4.68%	3.77%
Return After Taxes on Distributions and Sale of
Fund Shares		1.15%	4.62%	3.64%
Institutional Class	1/17/2007
Return Before Taxes		0.42%	6.51%	5.14%*
Premier Class	9/30/2009
Return Before Taxes		0.18%	6.34%	4.96%*

Bloomberg Barclays U.S. Aggregate Bond Index
(reflects no deductions for fees, expenses or taxes)		0.55%	3.25%	4.51%

Russell 3000® Index
(reflects no deductions for fees, expenses or taxes)		0.48%	12.18%	7.35%

Lifecycle 2015 Fund Composite Index‡
(reflects no deductions for fees, expenses or taxes)		–0.28%	6.47%	5.12%

Current performance of the Fund’s shares may be higher or lower than that shown above.
*

The performance shown for the Institutional Class and Premier Class that is prior to their inception dates is based on performance of the Fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional Class and Premier Class.

‡

As of the close of business on December 31, 2015, the Lifecycle 2015 Fund Composite Index consisted of: 38.1% Bloomberg Barclays U.S. Aggregate Bond Index; 34.6% Russell 3000® Index; 14.9% MSCI All Country World Index ex USA; 6.2% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 6.2% Bloomberg Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, LLC.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2006	since 2006

TIAA-CREF Lifecycle Funds  ■  Prospectus     35

Purchase and sale of Fund shares

Institutional Class shares are available for purchase directly from the Fund by certain eligible investors (which include employee benefit plans and financial intermediaries). Advisor Class shares are available for purchase through certain financial intermediaries, employee benefit plans and insurance company separate accounts. Premier Class and Retirement Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates. Employee benefit plans, fee-based managed account programs (“wrap accounts”), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, thrifts, bank and trust companies that have entered into agreements to offer Institutional Class shares held in omnibus accounts on the books of the Fund are exempt from initial and subsequent investment minimums.

• There is no minimum initial or subsequent investment for Advisor Class shares. Advisor Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Premier Class shares. Premier Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) or its affiliated exchanges NYSE Arca Equities or NYSE MKT is open for trading (each such day a “Business Day”). Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

36     Prospectus  ■  TIAA-CREF Lifecycle Funds

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TIAA-CREF Lifecycle Funds  ■  Prospectus     37

Summary information

TIAA-CREF Lifecycle 2020 Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle 2020 Fund seeks high total return over time through a combination of capital appreciation and income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class
Maximum sales charge imposed on purchases (percentage of offering price)	0%	0%	0%	0%
Maximum deferred sales charge	0%	0%	0%	0%
Maximum sales charge imposed on reinvested dividends and other distributions	0%	0%	0%	0%
Redemption or exchange fee	0%	0%	0%	0%
Maximum account fee	0%	0%	0%	0%

38     Prospectus  ■  TIAA-CREF Lifecycle Funds

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Advisor Class		Premier Class	Retirement Class

Management fees	0.10%	0.10%		0.10%	0.10%

Distribution (Rule 12b-1) fees	—	—		0.15%	—

Other expenses	0.02%	0.10%	[1]	0.02%	0.27%

Acquired Fund fees and expenses[2]	0.40%	0.40%		0.40%	0.40%

Total annual Fund operating expenses	0.52%	0.60%		0.67%	0.77%

Waivers and expense reimbursements[3,4]	(0.12)%	(0.12)%		(0.12)%	(0.12)%

Total annual Fund operating expenses after fee
waiver and/or expense reimbursement	0.40%	0.48%		0.55%	0.65%

1	Estimate is for the current fiscal year.
2

“Acquired Fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired Fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s annual report.

3

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund fees and expenses and extraordinary expenses) that exceed: (i) 0.00% of average daily net assets for Institutional Class shares; (ii) 0.15% of average daily net assets for Advisor Class shares; (iii) 0.15% of average daily net assets for Premier Class shares; and (iv) 0.25% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2017, unless changed with approval of the Board of Trustees.

4

Advisors has contractually agreed to waive the Fund’s entire 0.10% Management fee. This waiver will remain in effect through September 30, 2019, unless changed with the approval of the Board of Trustees. The Management fee has been fully waived since the Fund’s inception.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver agreement will remain in place through September 30, 2019 and the expense reimbursement agreement will remain in place through September 30, 2017, but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

TIAA-CREF Lifecycle Funds  ■  Prospectus     39

	Institutional Class	Advisor Class	Premier Class	Retirement Class
1 year	$41	$49	$56	$66
3 years	$128	$154	$176	$208
5 years	$253	$297	$336	$390
10 years	$616	$714	$799	$919

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2016, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2020.

The Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), expects to allocate approximately 52.60% of the Fund’s assets to equity Underlying Funds, 44.90% of its assets to fixed-income Underlying Funds and 2.50% of its assets to direct real estate Underlying Funds. These allocations represent targets for equity, fixed-income and direct real estate asset classes. Target allocations will change over time and actual allocations may vary up to ten percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 47.50% equity/50.00% fixed-income/2.50% direct real estate in the Fund’s target retirement year of 2020 and reaching the Fund’s final target allocation of approximately 37.50% equity/60.00% fixed-income/2.50% direct real estate at some point from 2027 to 2030. Within the equity, fixed-income and direct real estate asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income, inflation-protected assets and direct real estate) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2017, which will change over time, are approximately as follows: U.S. Equity: 36.82%;

40     Prospectus  ■  TIAA-CREF Lifecycle Funds

International Equity: 15.78%; Fixed-Income: 35.30%; Short-Term Fixed-Income: 4.80%; Inflation-Protected Assets: 4.80%; and Direct Real Estate: 2.50%. The asset class and market sector names used herein are intended to reflect the primary type of investment of the Underlying Funds within each of these categories.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund, Enhanced Large-Cap Value Index Fund and Small/Mid-Cap Equity Fund (U.S. Equity); International Equity Fund, International Opportunities Fund, Enhanced International Equity Index Fund, Global Natural Resources Fund, and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund, High-Yield Fund, Emerging Markets Debt Fund and International Bond Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); Inflation-Linked Bond Fund (Inflation-Protected Assets); and Real Property Fund LP (Direct Real Estate). TIAA-CREF Real Property Fund LP is a private fund, which is not available for investment by the general public; it is offered exclusively to the TIAA-CREF Lifecycle Funds.

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders, and the portfolio management team may use tactical allocation to take advantage of short to intermediate term opportunities through a combination of positions in Underlying Funds. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2016, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	56.45%	U.S. Equity	38.63%	• Large-Cap Value Fund	7.36%
				• Large-Cap Growth Fund	7.27%
				• Enhanced Large-Cap Value Index Fund	7.05%
				• Enhanced Large-Cap Growth Index Fund	7.01%
				• Growth & Income Fund	6.22%
				• Small-Cap Equity Fund	2.92%
				• Mid-Cap Value Fund	0.45%
				• Mid-Cap Growth Fund	0.35%

TIAA-CREF Lifecycle Funds  ■  Prospectus     41

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
		International Equity	17.82%	• International Equity Fund	5.08%
				• Enhanced International Equity Index Fund	4.48%
				• International Opportunities Fund	4.22%
				• Emerging Markets Equity Fund	3.17%
				• Global Natural Resources Fund	0.87%
FIXED-INCOME	43.55%	Fixed-Income	34.80%	• Bond Fund	19.79%
				• Bond Plus Fund	11.01%
				• High-Yield Fund	3.00%
				• Emerging Markets Debt Fund	1.00%
		Short-Term Fixed-Income	4.37%	• Short-Term Bond Fund	4.36%
				• Money Market Fund	0.01%
		Inflation-Protected Assets	4.38%	• Inflation-Linked Bond Fund	4.38%

Total	100.00%	100.00%	100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is

42     Prospectus  ■  TIAA-CREF Lifecycle Funds

designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk—The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

TIAA-CREF Lifecycle Funds  ■  Prospectus     43

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Direct Real Estate Underlying Funds Risks—The risks of investing in direct real estate Underlying Funds include risks specific to their investment strategies, as well as risks related to investing in real estate in general, such as:

• real estate-related investment risk—The risks associated with exposure to direct real estate through investing in investment vehicles managed by Advisors that will primarily invest directly in real estate, which can include declines in real estate values or revenues, uninsured losses at properties, and the absence of regulatory oversight of and a secondary market for interests in direct real estate Underlying Funds.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following

44     Prospectus  ■  TIAA-CREF Lifecycle Funds

the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2015, and how those returns compare to those of certain broad-based securities market indices and a composite index that represents the market sectors in which the Fund invests across the equity and fixed-income asset classes. The Advisor Class does not have a full year of performance and is not included in the table. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle 2020 Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2016, was 2.57%.

Best quarter: 13.85%, for the quarter ended June 30, 2009. Worst quarter: -14.95%, for the quarter ended December 31, 2008.

TIAA-CREF Lifecycle Funds  ■  Prospectus     45

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2015

	Inception Date	One Year	Five Years	Ten Years
Retirement Class	10/15/2004
Return Before Taxes		0.17%	6.72%	4.93%
Return After Taxes on Distributions		–1.51%	5.27%	3.89%
Return After Taxes on Distributions and Sale of
Fund Shares		1.06%	5.02%	3.69%
Institutional Class	1/17/2007
Return Before Taxes		0.42%	6.99%	5.17%*
Premier Class	9/30/2009
Return Before Taxes		0.27%	6.82%	5.00%*

Russell 3000® Index
(reflects no deductions for fees, expenses or taxes)		0.48%	12.18%	7.35%

Bloomberg Barclays U.S. Aggregate Bond Index
(reflects no deductions for fees, expenses or taxes)		0.55%	3.25%	4.51%

Lifecycle 2020 Fund Composite Index‡
(reflects no deductions for fees, expenses or taxes)		–0.40%	6.99%	5.17%

Current performance of the Fund’s shares may be higher or lower than that shown above.
*

The performance shown for the Institutional Class and Premier Class that is prior to their inception dates is based on performance of the Fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional Class and Premier Class.

‡

As of the close of business on December 31, 2015, the Lifecycle 2020 Fund Composite Index consisted of: 40.0% Russell 3000® Index; 34.4% Bloomberg Barclays U.S. Aggregate Bond Index; 17.2% MSCI All Country World Index ex USA; 4.2% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 4.2% Bloomberg Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, LLC.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2006	since 2006

46     Prospectus  ■  TIAA-CREF Lifecycle Funds

Purchase and sale of Fund shares

Institutional Class shares are available for purchase directly from the Fund by certain eligible investors (which include employee benefit plans and financial intermediaries). Advisor Class shares are available for purchase through certain financial intermediaries, employee benefit plans and insurance company separate accounts. Premier Class and Retirement Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates. Employee benefit plans, fee-based managed account programs (“wrap accounts”), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, thrifts, bank and trust companies that have entered into agreements to offer Institutional Class shares held in omnibus accounts on the books of the Fund are exempt from initial and subsequent investment minimums.

• There is no minimum initial or subsequent investment for Advisor Class shares. Advisor Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Premier Class shares. Premier Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) or its affiliated exchanges NYSE Arca Equities or NYSE MKT is open for trading (each such day a “Business Day”). Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

TIAA-CREF Lifecycle Funds  ■  Prospectus     47

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

48     Prospectus  ■  TIAA-CREF Lifecycle Funds

Summary information

TIAA-CREF Lifecycle 2025 Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle 2025 Fund seeks high total return over time through a combination of capital appreciation and income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class
Maximum sales charge imposed on purchases (percentage of offering price)	0%	0%	0%	0%
Maximum deferred sales charge	0%	0%	0%	0%
Maximum sales charge imposed on reinvested dividends and other distributions	0%	0%	0%	0%
Redemption or exchange fee	0%	0%	0%	0%
Maximum account fee	0%	0%	0%	0%

TIAA-CREF Lifecycle Funds  ■  Prospectus     49

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Advisor Class		Premier Class	Retirement Class

Management fees	0.10%	0.10%		0.10%	0.10%

Distribution (Rule 12b-1) fees	—	—		0.15%	—

Other expenses	0.02%	0.10%	[1]	0.02%	0.27%

Acquired Fund fees and expenses[2]	0.41%	0.41%		0.41%	0.41%

Total annual Fund operating expenses	0.53%	0.61%		0.68%	0.78%

Waivers and expense reimbursements[3,4]	(0.12)%	(0.12)%		(0.12)%	(0.12)%

Total annual Fund operating expenses after fee
waiver and/or expense reimbursement	0.41%	0.49%		0.56%	0.66%

1	Estimate is for the current fiscal year.
2

“Acquired Fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired Fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s annual report.

3

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund fees and expenses and extraordinary expenses) that exceed: (i) 0.00% of average daily net assets for Institutional Class shares; (ii) 0.15% of average daily net assets for Advisor Class shares; (iii) 0.15% of average daily net assets for Premier Class shares; and (iv) 0.25% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2017, unless changed with approval of the Board of Trustees.

4

Advisors has contractually agreed to waive the Fund’s entire 0.10% Management fee. This waiver will remain in effect through September 30, 2019, unless changed with the approval of the Board of Trustees. The Management fee has been fully waived since the Fund’s inception.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver agreement will remain in place through September 30, 2019 and the expense reimbursement agreement will remain in place through September 30, 2017, but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

50     Prospectus  ■  TIAA-CREF Lifecycle Funds

	Institutional Class	Advisor Class	Premier Class	Retirement Class
1 year	$42	$50	$57	$67
3 years	$132	$157	$179	$211
5 years	$258	$303	$341	$396
10 years	$628	$726	$811	$931

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2016, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2025.

The Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), expects to allocate approximately 61.10% of the Fund’s assets to equity Underlying Funds, 36.40% of its assets to fixed-income Underlying Funds and 2.50% of its assets to direct real estate Underlying Funds. These allocations represent targets for equity, fixed-income and direct real estate asset classes. Target allocations will change over time and actual allocations may vary up to ten percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 47.50% equity/50.00% fixed-income/2.50% direct real estate in the Fund’s target retirement year of 2025 and reaching the Fund’s final target allocation of approximately 37.50% equity/60.00% fixed-income/2.50% direct real estate at some point from 2032 to 2035. Within the equity, fixed-income and direct real estate asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income, inflation-protected assets and direct real estate) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2017, which will change over time, are approximately as follows: U.S. Equity: 42.77%;

TIAA-CREF Lifecycle Funds  ■  Prospectus     51

International Equity: 18.33%; Fixed-Income: 30.80%; Short-Term Fixed-Income: 2.80%; Inflation-Protected Assets: 2.80%; and Direct Real Estate: 2.50%. The asset class and market sector names used herein are intended to reflect the primary type of investment of the Underlying Funds within each of these categories.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund, Enhanced Large-Cap Value Index Fund and Small/Mid-Cap Equity Fund (U.S. Equity); International Equity Fund, International Opportunities Fund, Enhanced International Equity Index Fund, Global Natural Resources Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund, High-Yield Fund, Emerging Markets Debt Fund and International Bond Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); Inflation-Linked Bond Fund (Inflation-Protected Assets); and Real Property Fund LP (Direct Real Estate). TIAA-CREF Real Property Fund LP is a private fund, which is not available for investment by the general public; it is offered exclusively to TIAA-CREF Lifecycle Funds.

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders, and the portfolio management team may use tactical allocation to take advantage of short to intermediate term opportunities through a combination of positions in Underlying Funds. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2016, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	64.43%	U.S. Equity	44.22%	• Large-Cap Value Fund	8.39%
				• Large-Cap Growth Fund	8.30%
				• Enhanced Large-Cap Value Index Fund	8.09%
				• Enhanced Large-Cap Growth Index Fund	8.05%
				• Growth & Income Fund	7.09%
				• Small-Cap Equity Fund	3.34%
				• Mid-Cap Value Fund	0.53%
				• Mid-Cap Growth Fund	0.43%

52     Prospectus  ■  TIAA-CREF Lifecycle Funds

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
		International Equity	20.21%	• International Equity Fund	5.71%
				• Enhanced International Equity Index Fund	5.12%
				• International Opportunities Fund	4.81%
				• Emerging Markets Equity Fund	3.57%
				• Global Natural Resources Fund	1.00%
FIXED-INCOME	35.57%	Fixed-Income	30.80%	• Bond Fund	15.80%
				• Bond Plus Fund	11.01%
				• High-Yield Fund	2.99%
				• Emerging Markets Debt Fund	1.00%
		Short-Term Fixed-Income	2.38%	• Short-Term Bond Fund	2.37%
				• Money Market Fund	0.01%
		Inflation-Protected Assets	2.39%	• Inflation-Linked Bond Fund	2.39%

Total	100.00%	100.00%	100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is

TIAA-CREF Lifecycle Funds  ■  Prospectus     53

designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk—The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

54     Prospectus  ■  TIAA-CREF Lifecycle Funds

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Direct Real Estate Underlying Funds Risks—The risks of investing in direct real estate Underlying Funds include risks specific to their investment strategies, as well as risks related to investing in real estate in general, such as:

• real estate-related investment risk—The risks associated with exposure to direct real estate through investing in investment vehicles managed by Advisors that will primarily invest directly in real estate, which can include declines in real estate values or revenues, uninsured losses at properties, and the absence of regulatory oversight of and a secondary market for interests in direct real estate Underlying Funds.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following

TIAA-CREF Lifecycle Funds  ■  Prospectus     55

the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2015, and how those returns compare to those of certain broad-based securities market indices and a composite index that represents the market sectors in which the Fund invests across the equity and fixed-income asset classes. The Advisor Class does not have a full year of performance and is not included in the table. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle 2025 Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2016, was 2.12%.

Best quarter: 15.33%, for the quarter ended June 30, 2009. Worst quarter: -16.97%, for the quarter ended December 31, 2008.

56     Prospectus  ■  TIAA-CREF Lifecycle Funds

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2015

	Inception Date	One Year	Five Years	Ten Years
Retirement Class	10/15/2004
Return Before Taxes		0.12%	7.18%	4.96%
Return After Taxes on Distributions		–1.55%	5.76%	3.94%
Return After Taxes on Distributions and Sale of
Fund Shares		1.08%	5.40%	3.73%
Institutional Class	1/17/2007
Return Before Taxes		0.36%	7.46%	5.19%*
Premier Class	9/30/2009
Return Before Taxes		0.22%	7.30%	5.01%*

Russell 3000® Index
(reflects no deductions for fees, expenses or taxes)		0.48%	12.18%	7.35%

Bloomberg Barclays U.S. Aggregate Bond Index
(reflects no deductions for fees, expenses or taxes)		0.55%	3.25%	4.51%

Lifecycle 2025 Fund Composite Index‡
(reflects no deductions for fees, expenses or taxes)		–0.53%	7.50%	5.22%

Current performance of the Fund’s shares may be higher or lower than that shown above.
*

The performance shown for the Institutional Class and Premier Class that is prior to their inception dates is based on performance of the Fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional Class and Premier Class.

‡

As of the close of business on December 31, 2015, the Lifecycle 2025 Fund Composite Index consisted of: 45.6% Russell 3000® Index; 30.4% Bloomberg Barclays U.S. Aggregate Bond Index; 19.6% MSCI All Country World Index ex USA; 2.2% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 2.2% Bloomberg Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, LLC.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2006	since 2006

TIAA-CREF Lifecycle Funds  ■  Prospectus     57

Purchase and sale of Fund shares

Institutional Class shares are available for purchase directly from the Fund by certain eligible investors (which include employee benefit plans and financial intermediaries). Advisor Class shares are available for purchase through certain financial intermediaries, employee benefit plans and insurance company separate accounts. Premier Class and Retirement Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates. Employee benefit plans, fee-based managed account programs (“wrap accounts”), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, thrifts, bank and trust companies that have entered into agreements to offer Institutional Class shares held in omnibus accounts on the books of the Fund are exempt from initial and subsequent investment minimums.

• There is no minimum initial or subsequent investment for Advisor Class shares. Advisor Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Premier Class shares. Premier Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) or its affiliated exchanges NYSE Arca Equities or NYSE MKT is open for trading (each such day a “Business Day”). Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

58     Prospectus  ■  TIAA-CREF Lifecycle Funds

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TIAA-CREF Lifecycle Funds  ■  Prospectus     59

Summary information

TIAA-CREF Lifecycle 2030 Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle 2030 Fund seeks high total return over time through a combination of capital appreciation and income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class
Maximum sales charge imposed on purchases (percentage of offering price)	0%	0%	0%	0%
Maximum deferred sales charge	0%	0%	0%	0%
Maximum sales charge imposed on reinvested dividends and other distributions	0%	0%	0%	0%
Redemption or exchange fee	0%	0%	0%	0%
Maximum account fee	0%	0%	0%	0%

60     Prospectus  ■  TIAA-CREF Lifecycle Funds

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Advisor Class		Premier Class	Retirement Class

Management fees	0.10%	0.10%		0.10%	0.10%

Distribution (Rule 12b-1) fees	—	—		0.15%	—

Other expenses	0.02%	0.10%	[1]	0.02%	0.27%

Acquired Fund fees and expenses[2]	0.42%	0.42%		0.42%	0.42%

Total annual Fund operating expenses	0.54%	0.62%		0.69%	0.79%

Waivers and expense reimbursements[3,4]	(0.12)%	(0.12)%		(0.12)%	(0.12)%

Total annual Fund operating expenses after fee
waiver and/or expense reimbursement	0.42%	0.50%		0.57%	0.67%

1	Estimate is for the current fiscal year.
2

“Acquired Fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired Fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s annual report.

3

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund fees and expenses and extraordinary expenses) that exceed: (i) 0.00% of average daily net assets for Institutional Class shares; (ii) 0.15% of average daily net assets for Advisor Class shares; (iii) 0.15% of average daily net assets for Premier Class shares; and (iv) 0.25% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2017, unless changed with approval of the Board of Trustees.

4

Advisors has contractually agreed to waive the Fund’s entire 0.10% Management fee. This waiver will remain in effect through September 30, 2019, unless changed with the approval of the Board of Trustees. The Management fee has been fully waived since the Fund’s inception.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver agreement will remain in place through September 30, 2019 and the expense reimbursement agreement will remain in place through September 30, 2017, but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

TIAA-CREF Lifecycle Funds  ■  Prospectus     61

	Institutional Class	Advisor Class	Premier Class	Retirement Class
1 year	$43	$51	$58	$68
3 years	$135	$160	$183	$214
5 years	$264	$308	$347	$401
10 years	$641	$738	$823	$943

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2016, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2030.

The Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), expects to allocate approximately 69.60% of the Fund’s assets to equity Underlying Funds, 27.90% of its assets to fixed-income Underlying Funds and 2.50% of its assets to direct real estate Underlying Funds. These allocations represent targets for equity, fixed-income and direct real estate asset classes. Target allocations will change over time and actual allocations may vary up to ten percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 47.50% equity/50.00% fixed-income/2.50% direct real estate in the Fund’s target retirement year of 2030 and reaching the Fund’s final target allocation of approximately 37.50% equity/60.00% fixed-income/2.50% direct real estate at some point from 2037 to 2040. Within the equity, fixed-income and direct real estate asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income, inflation-protected assets and direct real estate) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2017, which will change over time, are approximately as follows: U.S. Equity: 48.72%;

62     Prospectus  ■  TIAA-CREF Lifecycle Funds

International Equity: 20.88%; Fixed-Income: 26.30%; Short-Term Fixed-Income: 0.80%; Inflation-Protected Assets 0.80%; and Direct Real Estate: 2.50%. The asset class and market sector names used herein are intended to reflect the primary type of investment of the Underlying Funds within each of these categories.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund, Enhanced Large-Cap Value Index Fund and Small/Mid-Cap Equity Fund (U.S. Equity); International Equity Fund, International Opportunities Fund, Enhanced International Equity Index Fund, Global Natural Resources Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund, High-Yield Fund, Emerging Markets Debt Fund and International Bond Fund (Fixed Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); Inflation-Linked Bond Fund (Inflation-Protected Assets); and Real Property Fund LP (Direct Real Estate). TIAA-CREF Real Property Fund LP is a private fund, which is not available for investment by the general public; it is offered exclusively to the TIAA-CREF Lifecycle Funds.

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders, and the portfolio management team may use tactical allocation to take advantage of short to intermediate term opportunities through a combination of positions in Underlying Funds. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2016, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	72.41%	U.S. Equity	49.82%	• Large-Cap Value Fund	9.43%
				• Large-Cap Growth Fund	9.33%
				• Enhanced Large-Cap Value Index Fund	9.13%
				• Enhanced Large-Cap Growth Index Fund	9.09%
				• Growth & Income Fund	7.98%
				• Small-Cap Equity Fund	3.75%
				• Mid-Cap Value Fund	0.61%
				• Mid-Cap Growth Fund	0.50%

TIAA-CREF Lifecycle Funds  ■  Prospectus     63

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
		International Equity	22.59%	• International Equity Fund	6.34%
				• Enhanced International Equity Index Fund	5.75%
				• International Opportunities Fund	5.40%
				• Emerging Markets Equity Fund	3.98%
				• Global Natural Resources Fund	1.12%
FIXED-INCOME	27.59%	Fixed-Income	26.81%	• Bond Fund	12.61%
				• Bond Plus Fund	10.21%
				• High-Yield Fund	2.99%
				• Emerging Markets Debt Fund	1.00%
		Short-Term Fixed-Income	0.39%	• Short-Term Bond Fund	0.39%
				• Money Market Fund	0.00%
		Inflation-Protected Assets	0.39%	• Inflation-Linked Bond Fund	0.39%

Total	100.00%	100.00%	100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is

64     Prospectus  ■  TIAA-CREF Lifecycle Funds

designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk—The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

TIAA-CREF Lifecycle Funds  ■  Prospectus     65

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Direct Real Estate Underlying Funds Risks—The risks of investing in direct real estate Underlying Funds include risks specific to their investment strategies, as well as risks related to investing in real estate in general, such as:

• real estate-related investment risk—The risks associated with exposure to direct real estate through investing in investment vehicles managed by Advisors that will primarily invest directly in real estate, which can include declines in real estate values or revenues, uninsured losses at properties, and the absence of regulatory oversight of and a secondary market for interests in direct real estate Underlying Funds.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following

66     Prospectus  ■  TIAA-CREF Lifecycle Funds

the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2015, and how those returns compare to those of certain broad-based securities market indices and a composite index that represents the market sectors in which the Fund invests across the equity and fixed-income asset classes. The Advisor Class does not have a full year of performance and is not included in the table. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle 2030 Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2016, was 1.76%.

Best quarter: 16.62%, for the quarter ended June 30, 2009. Worst quarter: -19.05%, for the quarter ended December 31, 2008.

TIAA-CREF Lifecycle Funds  ■  Prospectus     67

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2015

	Inception Date	One Year	Five Years	Ten Years
Retirement Class	10/15/2004
Return Before Taxes		0.05%	7.60%	4.95%
Return After Taxes on Distributions		–1.62%	6.21%	3.98%
Return After Taxes on Distributions and Sale of
Fund Shares		1.08%	5.76%	3.75%
Institutional Class	1/17/2007
Return Before Taxes		0.38%	7.87%	5.19%*
Premier Class	9/30/2009
Return Before Taxes		0.13%	7.71%	5.01%*

Russell 3000® Index
(reflects no deductions for fees, expenses or taxes)		0.48%	12.18%	7.35%

Bloomberg Barclays U.S. Aggregate Bond Index
(reflects no deductions for fees, expenses or taxes)		0.55%	3.25%	4.51%

Lifecycle 2030 Fund Composite Index‡
(reflects no deductions for fees, expenses or taxes)		–0.67%	8.00%	5.25%

Current performance of the Fund’s shares may be higher or lower than that shown above.
*

The performance shown for the Institutional Class and Premier Class that is prior to their inception dates is based on performance of the Fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional Class and Premier Class.

‡

As of the close of business on December 31, 2015, the Lifecycle 2030 Fund Composite Index consisted of: 51.2% Russell 3000® Index; 26.4% Bloomberg Barclays U.S. Aggregate Bond Index; 22.0% MSCI All Country World Index ex USA; 0.2% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 0.2% Bloomberg Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, LLC.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2006	since 2006

68     Prospectus  ■  TIAA-CREF Lifecycle Funds

Purchase and sale of Fund shares

Institutional Class shares are available for purchase directly from the Fund by certain eligible investors (which include employee benefit plans and financial intermediaries). Advisor Class shares are available for purchase through certain financial intermediaries, employee benefit plans and insurance company separate accounts. Premier Class and Retirement Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates. Employee benefit plans, fee-based managed account programs (“wrap accounts”), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, thrifts, bank and trust companies that have entered into agreements to offer Institutional Class shares held in omnibus accounts on the books of the Fund are exempt from initial and subsequent investment minimums.

• There is no minimum initial or subsequent investment for Advisor Class shares. Advisor Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Premier Class shares. Premier Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) or its affiliated exchanges NYSE Arca Equities or NYSE MKT is open for trading (each such day a “Business Day”). Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

TIAA-CREF Lifecycle Funds  ■  Prospectus     69

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

70     Prospectus  ■  TIAA-CREF Lifecycle Funds

Summary information

TIAA-CREF Lifecycle 2035 Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle 2035 Fund seeks high total return over time through a combination of capital appreciation and income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class
Maximum sales charge imposed on purchases (percentage of offering price)	0%	0%	0%	0%
Maximum deferred sales charge	0%	0%	0%	0%
Maximum sales charge imposed on reinvested dividends and other distributions	0%	0%	0%	0%
Redemption or exchange fee	0%	0%	0%	0%
Maximum account fee	0%	0%	0%	0%

TIAA-CREF Lifecycle Funds  ■  Prospectus     71

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Advisor Class		Premier Class	Retirement Class

Management fees	0.10%	0.10%		0.10%	0.10%

Distribution (Rule 12b-1) fees	—	—		0.15%	—

Other expenses	0.02%	0.10%	[1]	0.02%	0.27%

Acquired Fund fees and expenses[2]	0.43%	0.43%		0.43%	0.43%

Total annual Fund operating expenses	0.55%	0.63%		0.70%	0.80%

Waivers and expense reimbursements[3,4]	(0.12)%	(0.12)%		(0.12)%	(0.12)%

Total annual Fund operating expenses after fee
waiver and/or expense reimbursement	0.43%	0.51%		0.58%	0.68%

1	Estimate is for the current fiscal year.
2

“Acquired Fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired Fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s annual report.

3

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund fees and expenses and extraordinary expenses) that exceed: (i) 0.00% of average daily net assets for Institutional Class shares; (ii) 0.15% of average daily net assets for Advisor Class shares; (iii) 0.15% of average daily net assets for Premier Class shares; and (iv) 0.25% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2017, unless changed with approval of the Board of Trustees.

4

Advisors has contractually agreed to waive the Fund’s entire 0.10% Management fee. This waiver will remain in effect through September 30, 2019, unless changed with the approval of the Board of Trustees. The Management fee has been fully waived since the Fund’s inception.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver agreement will remain in place through September 30, 2019 and the expense reimbursement agreement will remain in place through September 30, 2017, but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

72     Prospectus  ■  TIAA-CREF Lifecycle Funds

	Institutional Class	Advisor Class	Premier Class	Retirement Class
1 year	$44	$52	$59	$69
3 years	$138	$164	$186	$218
5 years	$270	$314	$352	$407
10 years	$653	$750	$835	$954

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2016, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2035.

The Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), expects to allocate approximately 78.10% of the Fund’s assets to equity Underlying Funds, 19.40% of its assets to fixed-income Underlying Funds and 2.50% of its assets to direct real estate Underlying Funds. These allocations represent targets for equity, fixed-income and direct real estate asset classes. Target allocations will change over time and actual allocations may vary up to ten percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 47.50% equity/50.00% fixed-income/2.50% direct real estate in the Fund’s target retirement year of 2035 and reaching the Fund’s final target allocation of approximately 37.50% equity/60.00% fixed-income/2.50% direct real estate at some point from 2042 to 2045. Within the equity, fixed-income and direct real estate asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income, inflation-protected assets and direct real estate) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2017, which will change over time, are approximately as follows: U.S. Equity: 54.67%;

TIAA-CREF Lifecycle Funds  ■  Prospectus     73

International Equity: 23.43%; Fixed-Income: 19.40%; Short-Term Fixed-Income: 0.00%; Inflation-Protected Assets: 0.00% and Direct Real Estate: 2.50%. The asset class and market sector names used herein are intended to reflect the primary type of investment of the Underlying Funds within each of these categories.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund, Enhanced Large-Cap Value Index Fund and Small/Mid-Cap Equity Fund (U.S. Equity); International Equity Fund, International Opportunities Fund, Enhanced International Equity Index Fund, Global Natural Resources Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund, High-Yield Fund, Emerging Markets Debt Fund and International Bond Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); Inflation-Linked Bond Fund (Inflation-Protected Assets); and Real Property Fund LP (Direct Real Estate). TIAA-CREF Real Property Fund LP is a private fund, which is not available for investment by the general public; it is offered exclusively to the TIAA-CREF Lifecycle Funds.

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders, and the portfolio management team may use tactical allocation to take advantage of short to intermediate term opportunities through a combination of positions in Underlying Funds. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2016, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	80.42%	U.S. Equity	55.44%	• Large-Cap Value Fund	10.46%
				• Large-Cap Growth Fund	10.37%
				• Enhanced Large-Cap Value Index Fund	10.17%
				• Enhanced Large-Cap Growth Index Fund	10.14%
				• Growth & Income Fund	8.86%
				• Small-Cap Equity Fund	4.17%
				• Mid-Cap Value Fund	0.70%
				• Mid-Cap Growth Fund	0.57%

74     Prospectus  ■  TIAA-CREF Lifecycle Funds

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
		International Equity	24.98%	• International Equity Fund	6.96%
				• Enhanced International Equity Index Fund	6.39%
				• International Opportunities Fund	6.00%
				• Emerging Markets Equity Fund	4.39%
				• Global Natural Resources Fund	1.24%
FIXED-INCOME	19.58%	Fixed-Income	19.58%	• Bond Fund	7.99%
				• Bond Plus Fund	7.59%
				• High-Yield Fund	3.00%
				• Emerging Markets Debt Fund	1.00%
		Short-Term Fixed-Income	0.00%	• Money Market Fund	0.00%

Total	100.00%	100.00%	100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More

TIAA-CREF Lifecycle Funds  ■  Prospectus     75

detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk—The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

76     Prospectus  ■  TIAA-CREF Lifecycle Funds

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Direct Real Estate Underlying Funds Risks—The risks of investing in direct real estate Underlying Funds include risks specific to their investment strategies, as well as risks related to investing in real estate in general, such as:

• real estate-related investment risk—The risks associated with exposure to direct real estate through investing in investment vehicles managed by Advisors that will primarily invest directly in real estate, which can include declines in real estate values or revenues, uninsured losses at properties, and the absence of regulatory oversight of and a secondary market for interests in direct real estate Underlying Funds.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2015, and how those returns

TIAA-CREF Lifecycle Funds  ■  Prospectus     77

compare to those of certain broad-based securities market indices and a composite index that represents the market sectors in which the Fund invests across the equity and fixed-income asset classes. The Advisor Class does not have a full year of performance and is not included in the table. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle 2035 Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2016, was 1.40%.

Best quarter: 17.55%, for the quarter ended June 30, 2009. Worst quarter: -20.30%, for the quarter ended December 31, 2008.

78     Prospectus  ■  TIAA-CREF Lifecycle Funds

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2015

	Inception Date	One Year	Five Years	Ten Years
Retirement Class	10/15/2004
Return Before Taxes		–0.07%	7.94%	5.13%
Return After Taxes on Distributions		–1.74%	6.56%	4.18%
Return After Taxes on Distributions and Sale of
Fund Shares		1.10%	6.06%	3.92%
Institutional Class	1/17/2007
Return Before Taxes		0.24%	8.22%	5.37%*
Premier Class	9/30/2009
Return Before Taxes		0.10%	8.04%	5.21%*

Russell 3000® Index
(reflects no deductions for fees, expenses or taxes)		0.48%	12.18%	7.35%

Bloomberg Barclays U.S. Aggregate Bond Index
(reflects no deductions for fees, expenses or taxes)		0.55%	3.25%	4.51%

Lifecycle 2035 Fund Composite Index‡
(reflects no deductions for fees, expenses or taxes)		–0.86%	8.44%	5.47%

Current performance of the Fund’s shares may be higher or lower than that shown above.
*

The performance shown for the Institutional Class and Premier Class that is prior to their inception dates is based on performance of the Fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional Class and Premier Class.

‡

As of the close of business on December 31, 2015, the Lifecycle 2035 Fund Composite Index consisted of: 56.8% Russell 3000® Index; 24.4% MSCI All Country World Index ex USA; and 18.8% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, LLC.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2006	since 2006

Purchase and sale of Fund shares

Institutional Class shares are available for purchase directly from the Fund by certain eligible investors (which include employee benefit plans and financial

TIAA-CREF Lifecycle Funds  ■  Prospectus     79

intermediaries). Advisor Class shares are available for purchase through certain financial intermediaries, employee benefit plans and insurance company separate accounts. Premier Class and Retirement Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates. Employee benefit plans, fee-based managed account programs (“wrap accounts”), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, thrifts, bank and trust companies that have entered into agreements to offer Institutional Class shares held in omnibus accounts on the books of the Fund are exempt from initial and subsequent investment minimums.

• There is no minimum initial or subsequent investment for Advisor Class shares. Advisor Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Premier Class shares. Premier Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) or its affiliated exchanges NYSE Arca Equities or NYSE MKT is open for trading (each such day a “Business Day”). Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

80     Prospectus  ■  TIAA-CREF Lifecycle Funds

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TIAA-CREF Lifecycle Funds  ■  Prospectus     81

Summary information

TIAA-CREF Lifecycle 2040 Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle 2040 Fund seeks high total return over time through a combination of capital appreciation and income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class
Maximum sales charge imposed on purchases (percentage of offering price)	0%	0%	0%	0%
Maximum deferred sales charge	0%	0%	0%	0%
Maximum sales charge imposed on reinvested dividends and other distributions	0%	0%	0%	0%
Redemption or exchange fee	0%	0%	0%	0%
Maximum account fee	0%	0%	0%	0%

82     Prospectus  ■  TIAA-CREF Lifecycle Funds

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Advisor Class		Premier Class	Retirement Class

Management fees	0.10%	0.10%		0.10%	0.10%

Distribution (Rule 12b-1) fees	—	—		0.15%	—

Other expenses	0.01%	0.09%	[1]	0.01%	0.26%

Acquired Fund fees and expenses[2]	0.44%	0.44%		0.44%	0.44%

Total annual Fund operating expenses	0.55%	0.63%		0.70%	0.80%

Waivers and expense reimbursements[3,4]	(0.11)%	(0.11)%		(0.11)%	(0.11)%

Total annual Fund operating expenses after fee
waiver and/or expense reimbursement	0.44%	0.52%		0.59%	0.69%

1	Estimate is for the current fiscal year.
2

“Acquired Fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired Fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s annual report.

3

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund fees and expenses and extraordinary expenses) that exceed: (i) 0.00% of average daily net assets for Institutional Class shares; (ii) 0.15% of average daily net assets for Advisor Class shares; (iii) 0.15% of average daily net assets for Premier Class shares; and (iv) 0.25% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2017, unless changed with approval of the Board of Trustees.

4

Advisors has contractually agreed to waive the Fund’s entire 0.10% Management fee. This waiver will remain in effect through September 30, 2019, unless changed with the approval of the Board of Trustees. The Management fee has been fully waived since the Fund’s inception.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver agreement will remain in place through September 30, 2019 and the expense reimbursement agreement will remain in place through September 30, 2017, but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

TIAA-CREF Lifecycle Funds  ■  Prospectus     83

	Institutional Class	Advisor Class	Premier Class	Retirement Class
1 year	$45	$53	$60	$70
3 years	$141	$167	$189	$221
5 years	$273	$317	$355	$410
10 years	$656	$753	$838	$957

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2016, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2040.

The Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), expects to allocate approximately 86.60% of the Fund’s assets to equity Underlying Funds, 10.90% of its assets to fixed-income Underlying Funds and 2.50% of its assets to direct real estate Underlying Funds. These allocations represent targets for equity, fixed-income and direct real estate asset classes. Target allocations will change over time and actual allocations may vary up to ten percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 47.50% equity/50.00% fixed-income/2.50% direct real estate in the Fund’s target retirement year of 2040 and reaching the Fund’s final target allocation of approximately 37.50% equity/60.00% fixed-income/2.50% direct real estate at some point from 2047 to 2050. Within the equity, fixed-income and direct real estate asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income, inflation-protected assets and direct real estate) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2017, which will change over time, are approximately as follows: U.S. Equity: 60.62%;

84     Prospectus  ■  TIAA-CREF Lifecycle Funds

International Equity: 25.98%; Fixed-Income: 10.90%; Short-Term Fixed-Income: 0.00%; Inflation-Protected Assets: 0.00%; and Direct Real Estate: 2.50%. The asset class and market sector names used herein are intended to reflect the primary type of investment of the Underlying Funds within each of these categories.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund, Enhanced Large-Cap Value Index Fund and Small/Mid-Cap Equity Fund (U.S. Equity); International Equity Fund, International Opportunities Fund, Enhanced International Equity Index Fund, Global Natural Resources Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund, High-Yield Fund, Emerging Markets Debt Fund and International Bond Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); Inflation-Linked Bond Fund (Inflation-Protected Assets); and Real Property Fund LP (Direct Real Estate). TIAA-CREF Real Property Fund LP is a private fund, which is not available for investment by the general public; it is offered exclusively to the TIAA-CREF Lifecycle Funds.

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders, and the portfolio management team may use tactical allocation to take advantage of short to intermediate term opportunities through a combination of positions in Underlying Funds. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2016, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	88.41%	U.S. Equity	61.04%	• Large-Cap Value Fund	11.50%
				• Large-Cap Growth Fund	11.39%
				• Enhanced Large-Cap Value Index Fund	11.22%
				• Enhanced Large-Cap Growth Index Fund	11.18%
				• Growth & Income Fund	9.74%
				• Small-Cap Equity Fund	4.59%
				• Mid-Cap Value Fund	0.78%
				• Mid-Cap Growth Fund	0.64%

TIAA-CREF Lifecycle Funds  ■  Prospectus     85

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
		International Equity	27.37%	• International Equity Fund	7.59%
				• Enhanced International Equity Index Fund	7.02%
				• International Opportunities Fund	6.59%
				• Emerging Markets Equity Fund	4.80%
				• Global Natural Resources Fund	1.37%
FIXED-INCOME	11.59%	Fixed-Income	11.58%	• Bond Plus Fund	6.02%
				• High-Yield Fund	3.00%
				• Bond Fund	1.56%
				• Emerging Markets Debt Fund	1.00%
		Short-Term Fixed-Income	0.01%	• Money Market Fund	0.01%

Total	100.00%	100.00%	100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More

86     Prospectus  ■  TIAA-CREF Lifecycle Funds

detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk—The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

TIAA-CREF Lifecycle Funds  ■  Prospectus     87

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Direct Real Estate Underlying Funds Risks—The risks of investing in direct real estate Underlying Funds include risks specific to their investment strategies, as well as risks related to investing in real estate in general, such as:

• real estate-related investment risk—The risks associated with exposure to direct real estate through investing in investment vehicles managed by Advisors that will primarily invest directly in real estate, which can include declines in real estate values or revenues, uninsured losses at properties, and the absence of regulatory oversight of and a secondary market for interests in direct real estate Underlying Funds.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2015, and how those returns

88     Prospectus  ■  TIAA-CREF Lifecycle Funds

compare to those of certain broad-based securities market indices and a composite index that represents the market sectors in which the Fund invests across the equity and fixed-income asset classes. The Advisor Class does not have a full year of performance and is not included in the table. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle 2040 Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2016, was 0.89%.

Best quarter: 17.54%, for the quarter ended June 30, 2009. Worst quarter: -20.27%, for the quarter ended December 31, 2008.

TIAA-CREF Lifecycle Funds  ■  Prospectus     89

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2015

	Inception Date	One Year	Five Years	Ten Years
Retirement Class	10/15/2004
Return Before Taxes		–0.11%	8.16%	5.39%
Return After Taxes on Distributions		–1.81%	6.77%	4.43%
Return After Taxes on Distributions and Sale of
Fund Shares		1.16%	6.27%	4.15%
Institutional Class	1/17/2007
Return Before Taxes		0.09%	8.43%	5.62%*
Premier Class	9/30/2009
Return Before Taxes		–0.06%	8.28%	5.45%*

Russell 3000® Index
(reflects no deductions for fees, expenses or taxes)		0.48%	12.18%	7.35%

Bloomberg Barclays U.S. Aggregate Bond Index
(reflects no deductions for fees, expenses or taxes)		0.55%	3.25%	4.51%

Lifecycle 2040 Fund Composite Index‡
(reflects no deductions for fees, expenses or taxes)		–1.07%	8.71%	5.70%

Current performance of the Fund’s shares may be higher or lower than that shown above.
*

The performance shown for the Institutional Class and Premier Class that is prior to their inception dates is based on performance of the Fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional Class and Premier Class.

‡

As of the close of business on December 31, 2015, the Lifecycle 2040 Fund Composite Index consisted of: 62.4% Russell 3000® Index; 26.8% MSCI All Country World Index ex USA; and 10.8% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, LLC.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2006	since 2006

Purchase and sale of Fund shares

Institutional Class shares are available for purchase directly from the Fund by certain eligible investors (which include employee benefit plans and financial

90     Prospectus  ■  TIAA-CREF Lifecycle Funds

intermediaries). Advisor Class shares are available for purchase through certain financial intermediaries, employee benefit plans and insurance company separate accounts. Premier Class and Retirement Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates. Employee benefit plans, fee-based managed account programs (“wrap accounts”), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, thrifts, bank and trust companies that have entered into agreements to offer Institutional Class shares held in omnibus accounts on the books of the Fund are exempt from initial and subsequent investment minimums.

• There is no minimum initial or subsequent investment for Advisor Class shares. Advisor Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Premier Class shares. Premier Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) or its affiliated exchanges NYSE Arca Equities or NYSE MKT is open for trading (each such day a “Business Day”). Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

TIAA-CREF Lifecycle Funds  ■  Prospectus     91

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

92     Prospectus  ■  TIAA-CREF Lifecycle Funds

Summary information

TIAA-CREF Lifecycle 2045 Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle 2045 Fund seeks high total return over time through a combination of capital appreciation and income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class
Maximum sales charge imposed on purchases (percentage of offering price)	0%	0%	0%	0%
Maximum deferred sales charge	0%	0%	0%	0%
Maximum sales charge imposed on reinvested dividends and other distributions	0%	0%	0%	0%
Redemption or exchange fee	0%	0%	0%	0%
Maximum account fee	0%	0%	0%	0%

TIAA-CREF Lifecycle Funds  ■  Prospectus     93

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Advisor Class		Premier Class	Retirement Class

Management fees	0.10%	0.10%		0.10%	0.10%

Distribution (Rule 12b-1) fees	—	—		0.15%	—

Other expenses	0.02%	0.10%	[1]	0.02%	0.27%

Acquired Fund fees and expenses[2]	0.45%	0.45%		0.45%	0.45%

Total annual Fund operating expenses	0.57%	0.65%		0.72%	0.82%

Waivers and expense reimbursements[3,4]	(0.12)%	(0.12)%		(0.12)%	(0.12)%

Total annual Fund operating expenses after fee
waiver and/or expense reimbursement	0.45%	0.53%		0.60%	0.70%

1	Estimate is for the current fiscal year.
2

“Acquired Fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired Fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s annual report.

3

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund fees and expenses and extraordinary expenses) that exceed: (i) 0.00% of average daily net assets for Institutional Class shares; (ii) 0.15% of average daily net assets for Advisor Class shares; (iii) 0.15% of average daily net assets for Premier Class shares; and (iv) 0.25% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2017, unless changed with approval of the Board of Trustees.

4

Advisors has contractually agreed to waive the Fund’s entire 0.10% Management fee. This waiver will remain in effect through September 30, 2019, unless changed with the approval of the Board of Trustees. The Management fee has been fully waived since the Fund’s inception.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver agreement will remain in place through September 30, 2019 and the expense reimbursement agreement will remain in place through September 30, 2017, but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

94     Prospectus  ■  TIAA-CREF Lifecycle Funds

	Institutional Class	Advisor Class	Premier Class	Retirement Class
1 year	$46	$54	$61	$72
3 years	$144	$170	$192	$224
5 years	$281	$325	$363	$418
10 years	$677	$774	$859	$978

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2016, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2045.

The Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), expects to allocate approximately 90.75% of the Fund’s assets to equity Underlying Funds, 6.75% of its assets to fixed-income Underlying Funds and 2.50% of its assets to direct real estate Underlying Funds. These allocations represent targets for equity, fixed-income and direct real estate asset classes. Target allocations will change over time and actual allocations may vary up to ten percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 47.50% equity/50.00% fixed-income/2.50% direct real estate in the Fund’s target retirement year of 2045 and reaching the Fund’s final target allocation of approximately 37.50% equity/60.00% fixed-income/2.50% direct real estate at some point from 2052 to 2055. Within the equity, fixed-income and direct real estate asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income, inflation-protected assets and direct real estate) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2017, which will change over time, are approximately as follows: U.S. Equity: 63.53%;

TIAA-CREF Lifecycle Funds  ■  Prospectus     95

International Equity: 27.22%; Fixed-Income: 6.75%; Short-Term Fixed-Income: 0.00%; Inflation-Protected Assets: 0.00%; and Direct Real Estate: 2.50%. The asset class and market sector names used herein are intended to reflect the primary type of investment of the Underlying Funds within each of these categories.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund, Enhanced Large-Cap Value Index Fund and Small/Mid-Cap Equity Fund (U.S. Equity); International Equity Fund, International Opportunities Fund, Enhanced International Equity Index Fund, Global Natural Resources Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund, High-Yield Fund, Emerging Markets Debt Fund and International Bond Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); Inflation-Linked Bond Fund (Inflation-Protected Assets); and Real Property Fund LP (Direct Real Estate). TIAA-CREF Real Property Fund LP is a private fund, which is not available for investment by the general public; it is offered exclusively to the TIAA-CREF Lifecycle Funds.

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders, and the portfolio management team may use tactical allocation to take advantage of short to intermediate term opportunities through a combination of positions in Underlying Funds. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2016, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	90.99%	U.S. Equity	62.82%	• Large-Cap Value Fund	11.83%
				• Large-Cap Growth Fund	11.73%
				• Enhanced Large-Cap Value Index Fund	11.55%
				• Enhanced Large-Cap Growth Index Fund	11.50%
				• Growth & Income Fund	10.02%
				• Small-Cap Equity Fund	4.72%
				• Mid-Cap Value Fund	0.81%
				• Mid-Cap Growth Fund	0.66%

96     Prospectus  ■  TIAA-CREF Lifecycle Funds

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
		International Equity	28.17%	• International Equity Fund	7.81%
				• Enhanced International Equity Index Fund	7.23%
				• International Opportunities Fund	6.80%
				• Emerging Markets Equity Fund	4.92%
				• Global Natural Resources Fund	1.41%
FIXED-INCOME	9.01%	Fixed-Income	9.01%	• Bond Plus Fund	5.01%
				• High-Yield Fund	3.00%
				• Emerging Markets Debt Fund	1.00%
		Short-Term Fixed-Income	0.00%	• Money Market Fund	0.00%

Total	100.00%	100.00%	100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More

TIAA-CREF Lifecycle Funds  ■  Prospectus     97

detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk—The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

98     Prospectus  ■  TIAA-CREF Lifecycle Funds

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Direct Real Estate Underlying Funds Risks—The risks of investing in direct real estate Underlying Funds include risks specific to their investment strategies, as well as risks related to investing in real estate in general, such as:

• real estate-related investment risk—The risks associated with exposure to direct real estate through investing in investment vehicles managed by Advisors that will primarily invest directly in real estate, which can include declines in real estate values or revenues, uninsured losses at properties, and the absence of regulatory oversight of and a secondary market for interests in direct real estate Underlying Funds.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the Fund. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2015, and how those returns

TIAA-CREF Lifecycle Funds  ■  Prospectus     99

compare to those of certain broad-based securities market indices and a composite index that represents the market sectors in which the Fund invests across the equity and fixed-income asset classes. The Advisor Class does not have a full year of performance and is not included in the table. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle 2045 Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2016, was 0.89%.

Best quarter: 17.33%, for the quarter ended June 30, 2009. Worst quarter: -21.15%, for the quarter ended December 31, 2008.

100     Prospectus  ■  TIAA-CREF Lifecycle Funds

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2015

	Inception Date	One Year	Five Years	Since Inception
Retirement Class	11/30/2007
Return Before Taxes		–0.12%	8.14%	3.60%
Return After Taxes on Distributions		–1.46%	7.05%	2.71%
Return After Taxes on Distributions and Sale of
Fund Shares		0.82%	6.21%	2.62%
Institutional Class	11/30/2007
Return Before Taxes		0.13%	8.42%	3.87%
Premier Class	9/30/2009
Return Before Taxes		–0.01%	8.27%	3.70	%*

Russell 3000® Index
(reflects no deductions for fees, expenses or taxes)		0.48%	12.18%	6.48	%†

Bloomberg Barclays U.S. Aggregate Bond Index
(reflects no deductions for fees, expenses or taxes)		0.55%	3.25%	4.23	%†

Lifecycle 2045 Fund Composite Index‡
(reflects no deductions for fees, expenses or taxes)		–1.08%	8.71%	4.36	%†

Current performance of the Fund’s shares may be higher or lower than that shown above.
*

The performance shown for the Premier Class that is prior to its inception date is based on performance of the Fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Premier Class.

†		Performance is calculated from the inception date of the Retirement Class.

‡

As of the close of business on December 31, 2015, the Lifecycle 2045 Fund Composite Index consisted of: 63.0% Russell 3000® Index; 27.0% MSCI All Country World Index ex USA; and 10.0% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, LLC.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2007	since 2007

TIAA-CREF Lifecycle Funds  ■  Prospectus     101

Purchase and sale of Fund shares

Institutional Class shares are available for purchase directly from the Fund by certain eligible investors (which include employee benefit plans and financial intermediaries). Advisor Class shares are available for purchase through certain financial intermediaries, employee benefit plans and insurance company separate accounts. Premier Class and Retirement Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates. Employee benefit plans, fee-based managed account programs (“wrap accounts”), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, thrifts, bank and trust companies that have entered into agreements to offer Institutional Class shares held in omnibus accounts on the books of the Fund are exempt from initial and subsequent investment minimums.

• There is no minimum initial or subsequent investment for Advisor Class shares. Advisor Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Premier Class shares. Premier Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) or its affiliated exchanges NYSE Arca Equities or NYSE MKT is open for trading (each such day a “Business Day”). Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

102     Prospectus  ■  TIAA-CREF Lifecycle Funds

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TIAA-CREF Lifecycle Funds  ■  Prospectus     103

Summary information

TIAA-CREF Lifecycle 2050 Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle 2050 Fund seeks high total return over time through a combination of capital appreciation and income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class
Maximum sales charge imposed on purchases (percentage of offering price)	0%	0%	0%	0%
Maximum deferred sales charge	0%	0%	0%	0%
Maximum sales charge imposed on reinvested dividends and other distributions	0%	0%	0%	0%
Redemption or exchange fee	0%	0%	0%	0%
Maximum account fee	0%	0%	0%	0%

104     Prospectus  ■  TIAA-CREF Lifecycle Funds

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Advisor Class		Premier Class	Retirement Class

Management fees	0.10%	0.10%		0.10%	0.10%

Distribution (Rule 12b-1) fees	—	—		0.15%	—

Other expenses	0.03%	0.11%	[1]	0.03%	0.28%

Acquired Fund fees and expenses[2]	0.45%	0.45%		0.45%	0.45%

Total annual Fund operating expenses	0.58%	0.66%		0.73%	0.83%

Waivers and expense reimbursements[3,4]	(0.13)%	(0.13)%		(0.13)%	(0.13)%

Total annual Fund operating expenses after fee
waiver and/or expense reimbursement	0.45%	0.53%		0.60%	0.70%

1	Estimate is for the current fiscal year.
2

“Acquired Fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired Fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s annual report.

3

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund fees and expenses and extraordinary expenses) that exceed: (i) 0.00% of average daily net assets for Institutional Class shares; (ii) 0.15% of average daily net assets for Advisor Class shares; (iii) 0.15% of average daily net assets for Premier Class shares; and (iv) 0.25% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2017, unless changed with approval of the Board of Trustees.

4

Advisors has contractually agreed to waive the Fund’s entire 0.10% Management fee. This waiver will remain in effect through September 30, 2019, unless changed with the approval of the Board of Trustees. The Management fee has been fully waived since the Fund’s inception.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver agreement will remain in place through September 30, 2019 and the expense reimbursement agreement will remain in place through September 30, 2017, but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

TIAA-CREF Lifecycle Funds  ■  Prospectus     105

	Institutional Class	Advisor Class	Premier Class	Retirement Class
1 year	$46	$54	$61	$72
3 years	$144	$170	$192	$224
5 years	$283	$327	$365	$420
10 years	$686	$784	$868	$987

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2016, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2050.

The Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), expects to allocate approximately 92.00% of the Fund’s assets to equity Underlying Funds, 5.50% of its assets to fixed-income Underlying Funds and 2.50% of its assets to direct real estate Underlying Funds. These allocations represent targets for equity, fixed-income and direct real estate asset classes. Target allocations will change over time and actual allocations may vary up to ten percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 47.50% equity/50.00% fixed-income/2.50% direct real estate in the Fund’s target retirement year of 2050 and reaching the Fund’s final target allocation of approximately 37.50% equity/60.00% fixed-income/2.50% direct real estate at some point from 2057 to 2060. Within the equity, fixed-income and direct real estate asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income, inflation-protected assets and direct real estate) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2017, which will change over time, are approximately as follows: U.S. Equity: 64.40%;

106     Prospectus  ■  TIAA-CREF Lifecycle Funds

International Equity: 27.60%; Fixed-Income: 5.50%; Short-Term Fixed-Income: 0.00%; Inflation-Protected Assets: 0.00%; and Direct Real Estate: 2.50%. The asset class and market sector names used herein are intended to reflect the primary type of investment of the Underlying Funds within each of these categories.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund, Enhanced Large-Cap Value Index Fund and Small/Mid-Cap Equity Fund (U.S. Equity); International Equity Fund, International Opportunities Fund, Enhanced International Equity Index Fund, Global Natural Resources Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund, High-Yield Fund, Emerging Markets Debt Fund and International Bond Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); Inflation-Linked Bond Fund (Inflation-Protected Assets); and Real Property Fund LP (Direct Real Estate). TIAA-CREF Real Property Fund LP is a private fund, which is not available for investment by the general public; it is offered exclusively to the TIAA-CREF Lifecycle Funds.

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders, and the portfolio management team may use tactical allocation to take advantage of short to intermediate term opportunities through a combination of positions in Underlying Funds. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2016, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	92.24%	U.S. Equity	63.70%	• Large-Cap Value Fund	12.00%
				• Large-Cap Growth Fund	11.89%
				• Enhanced Large-Cap Value Index Fund	11.71%
				• Enhanced Large-Cap Growth Index Fund	11.66%
				• Growth & Income Fund	10.16%
				• Small-Cap Equity Fund	4.78%
				• Mid-Cap Value Fund	0.82%
				• Mid-Cap Growth Fund	0.68%

TIAA-CREF Lifecycle Funds  ■  Prospectus     107

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
		International Equity	28.54%	• International Equity Fund	7.90%
				• Enhanced International Equity Index Fund	7.33%
				• International Opportunities Fund	6.89%
				• Emerging Markets Equity Fund	4.99%
				• Global Natural Resources Fund	1.43%
FIXED-INCOME	7.76%	Fixed-Income	7.76%	• Bond Plus Fund	3.76%
				• High-Yield Fund	3.00%
				• Emerging Markets Debt Fund	1.00%
		Short-Term Fixed-Income	0.00%	• Money Market Fund	0.00%

Total	100.00%	100.00%	100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More

108     Prospectus  ■  TIAA-CREF Lifecycle Funds

detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk—The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

TIAA-CREF Lifecycle Funds  ■  Prospectus     109

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Direct Real Estate Underlying Funds Risks—The risks of investing in direct real estate Underlying Funds include risks specific to their investment strategies, as well as risks related to investing in real estate in general, such as:

• real estate-related investment risk—The risks associated with exposure to direct real estate through investing in investment vehicles managed by Advisors that will primarily invest directly in real estate, which can include declines in real estate values or revenues, uninsured losses at properties, and the absence of regulatory oversight of and a secondary market for interests in direct real estate Underlying Funds.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the Fund. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2015, and how those returns

110     Prospectus  ■  TIAA-CREF Lifecycle Funds

compare to those of certain broad-based securities market indices and a composite index that represents the market sectors in which the Fund invests across the equity and fixed-income asset classes. The Advisor Class does not have a full year of performance and is not included in the table. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle 2050 Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2016, was 0.89%.

Best quarter: 17.30%, for the quarter ended June 30, 2009. Worst quarter: -21.79%, for the quarter ended December 31, 2008.

TIAA-CREF Lifecycle Funds  ■  Prospectus     111

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2015

	Inception Date	One Year	Five Years	Since Inception
Retirement Class	11/30/2007
Return Before Taxes		–0.06%	8.16%	3.58%
Return After Taxes on Distributions		–1.36%	7.10%	2.69%
Return After Taxes on Distributions and Sale of
Fund Shares		0.84%	6.23%	2.60%
Institutional Class	11/30/2007
Return Before Taxes		0.18%	8.44%	3.85%
Premier Class	9/30/2009
Return Before Taxes		0.05%	8.29%	3.66	%*

Russell 3000® Index
(reflects no deductions for fees, expenses or taxes)		0.48%	12.18%	6.48	%†

Bloomberg Barclays U.S. Aggregate Bond Index
(reflects no deductions for fees, expenses or taxes)		0.55%	3.25%	4.23	%†

Lifecycle 2050 Fund Composite Index‡
(reflects no deductions for fees, expenses or taxes)		–1.08%	8.71%	4.36	%†

Current performance of the Fund’s shares may be higher or lower than that shown above.
*

The performance shown for the Premier Class that is prior to its inception date is based on performance of the Fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Premier Class.

†		Performance is calculated from the inception date of the Retirement Class.
‡

As of the close of business on December 31, 2015, the Lifecycle 2050 Fund Composite Index consisted of: 63.0% Russell 3000® Index; 27.0% MSCI All Country World Index ex USA; and 10.0% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, LLC.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2007	since 2007

112     Prospectus  ■  TIAA-CREF Lifecycle Funds

Purchase and sale of Fund shares

Institutional Class shares are available for purchase directly from the Fund by certain eligible investors (which include employee benefit plans and financial intermediaries). Advisor Class shares are available for purchase through certain financial intermediaries, employee benefit plans and insurance company separate accounts. Premier Class and Retirement Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates. Employee benefit plans, fee-based managed account programs (“wrap accounts”), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, thrifts, bank and trust companies that have entered into agreements to offer Institutional Class shares held in omnibus accounts on the books of the Fund are exempt from initial and subsequent investment minimums.

• There is no minimum initial or subsequent investment for Advisor Class shares. Advisor Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Premier Class shares. Premier Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) or its affiliated exchanges NYSE Arca Equities or NYSE MKT is open for trading (each such day a “Business Day”). Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

TIAA-CREF Lifecycle Funds  ■  Prospectus     113

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

114     Prospectus  ■  TIAA-CREF Lifecycle Funds

Summary information

TIAA-CREF Lifecycle 2055 Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle 2055 Fund seeks high total return over time through a combination of capital appreciation and income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class
Maximum sales charge imposed on purchases (percentage of offering price)	0%	0%	0%	0%
Maximum deferred sales charge	0%	0%	0%	0%
Maximum sales charge imposed on reinvested dividends and other distributions	0%	0%	0%	0%
Redemption or exchange fee	0%	0%	0%	0%
Maximum account fee	0%	0%	0%	0%

TIAA-CREF Lifecycle Funds  ■  Prospectus     115

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Advisor Class		Premier Class	Retirement Class

Management fees	0.10%	0.10%		0.10%	0.10%

Distribution (Rule 12b-1) fees	—	—		0.15%	—

Other expenses	0.09%	0.17%	[1]	0.09%	0.34%

Acquired Fund fees and expenses[2]	0.45%	0.45%		0.45%	0.45%

Total annual Fund operating expenses	0.64%	0.72%		0.79%	0.89%

Waivers and expense reimbursements[3,4]	(0.19)%	(0.19)%		(0.19)%	(0.19)%

Total annual Fund operating expenses after fee
waiver and/or expense reimbursement	0.45%	0.53%		0.60%	0.70%

1	Estimate is for the current fiscal year.
2

“Acquired Fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired Fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s annual report.

3

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund fees and expenses and extraordinary expenses) that exceed: (i) 0.00% of average daily net assets for Institutional Class shares; (ii) 0.15% of average daily net assets for Advisor Class shares; (iii) 0.15% of average daily net assets for Premier Class shares; and (iv) 0.25% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2017, unless changed with approval of the Board of Trustees.

4

Advisors has contractually agreed to waive the Fund’s entire 0.10% Management fee. This waiver will remain in effect through September 30, 2019, unless changed with the approval of the Board of Trustees. The Management fee has been fully waived since the Fund’s inception.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver agreement will remain in place through September 30, 2019 and the expense reimbursement agreement will remain in place through September 30, 2017, but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

116     Prospectus  ■  TIAA-CREF Lifecycle Funds

	Institutional Class	Advisor Class	Premier Class	Retirement Class
1 year	$46	$54	$61	$72
3 years	$144	$170	$192	$224
5 years	$297	$341	$380	$434
10 years	$741	$838	$922	$1,041

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2016, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2055.

The Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), expects to allocate approximately 93.25% of the Fund’s assets to equity Underlying Funds, 4.25% of its assets to fixed-income Underlying Funds and 2.50% of its assets to direct real estate Underlying Funds. These allocations represent targets for equity, fixed-income and direct real estate asset classes. Target allocations will change over time and actual allocations may vary up to ten percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 47.50% equity/50.00% fixed-income/2.50% direct real estate in the Fund’s target retirement year of 2055 and reaching the Fund’s final target allocation of approximately 37.50% equity/60.00% fixed-income/2.50% direct real estate at some point from 2062 to 2065. Within the equity, fixed-income and direct real estate asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income, inflation-protected assets and direct real estate) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2017, which will change over time, are approximately as follows: U.S. Equity: 65.28%;

TIAA-CREF Lifecycle Funds  ■  Prospectus     117

International Equity: 27.97%; Fixed-Income: 4.25%; Short-Term Fixed-Income: 0.00%; Inflation-Protected Assets: 0.00%; Direct Real Estate: 2.50%. The asset class and market sector names used herein are intended to reflect the primary type of investment of the Underlying Funds within each of these categories.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund, Enhanced Large-Cap Value Index Fund and Small/Mid-Cap Equity Fund (U.S. Equity); International Equity Fund, International Opportunities Fund, Enhanced International Equity Index Fund, Global Natural Resources Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund, High-Yield Fund, Emerging Markets Debt Fund and International Bond Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); Inflation-Linked Bond Fund (Inflation-Protected Assets); and Real Property Fund LP (Direct Real Estate). TIAA-CREF Real Property Fund LP is a private fund, which is not available for investment by the general public; it is offered exclusively to the TIAA-CREF Lifecycle Funds.

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders, and the portfolio management team may use tactical allocation to take advantage of short to intermediate term opportunities through a combination of positions in Underlying Funds. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2016, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	93.49%	U.S. Equity	64.54%	• Large-Cap Value Fund	12.17%
				• Large-Cap Growth Fund	12.04%
				• Enhanced Large-Cap Value Index Fund	11.87%
				• Enhanced Large-Cap Growth Index Fund	11.81%
				• Growth & Income Fund	10.30%
				• Small-Cap Equity Fund	4.83%
				• Mid-Cap Value Fund	0.84%
				• Mid-Cap Growth Fund	0.68%

118     Prospectus  ■  TIAA-CREF Lifecycle Funds

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
		International Equity	28.95%	• International Equity Fund	8.02%
				• Enhanced International Equity Index Fund	7.44%
				• International Opportunities Fund	7.00%
				• Emerging Markets Equity Fund	5.04%
				• Global Natural Resources Fund	1.45%
FIXED-INCOME	6.51%	Fixed-Income	6.50%	• High-Yield Fund	2.99%
				• Bond Plus Fund	2.51%
				• Emerging Markets Debt Fund	1.00%
		Short-Term Fixed-Income	0.01%	• Money Market Fund	0.01%

Total	100.00%	100.00%	100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More

TIAA-CREF Lifecycle Funds  ■  Prospectus     119

detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk—The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

120     Prospectus  ■  TIAA-CREF Lifecycle Funds

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Direct Real Estate Underlying Funds Risks—The risks of investing in direct real estate Underlying Funds include risks specific to their investment strategies, as well as risks related to investing in real estate in general, such as:

• real estate-related investment risk—The risks associated with exposure to direct real estate through investing in investment vehicles managed by Advisors that will primarily invest directly in real estate, which can include declines in real estate values or revenues, uninsured losses at properties, and the absence of regulatory oversight of and a secondary market for interests in direct real estate Underlying Funds.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the Fund. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2015, and how those returns

TIAA-CREF Lifecycle Funds  ■  Prospectus     121

compare to those of certain broad-based securities market indices and a composite index that represents the market sectors in which the Fund invests across the equity and fixed-income asset classes. The Advisor Class does not have a full year of performance and is not included in the table. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle 2055 Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2016, was 0.87%.

Best quarter: 12.82%, for the quarter ended March 31, 2012. Worst quarter: -8.23%, for the quarter ended September 30, 2015.

122     Prospectus  ■  TIAA-CREF Lifecycle Funds

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2015

	Inception Date	One Year	Since Inception
Retirement Class	4/29/2011
Return Before Taxes		–0.13%	6.83%
Return After Taxes on Distributions		–1.30%	5.77%
Return After Taxes on Distributions and Sale of
Fund Shares		0.70%	5.13%
Institutional Class	4/29/2011
Return Before Taxes		0.13%	7.09%
Premier Class	4/29/2011
Return Before Taxes		0.00%	6.93%

Russell 3000® Index
(reflects no deductions for fees, expenses or taxes)		0.48%	10.90%†

Bloomberg Barclays U.S. Aggregate Bond Index
(reflects no deductions for fees, expenses or taxes)		0.55%	3.11%†

Lifecycle 2055 Fund Composite Index‡
(reflects no deductions for fees, expenses or taxes)		–1.08%	7.38%†

Current performance of the Fund’s shares may be higher or lower than that shown above.
†		Performance is calculated from the inception date of the Retirement Class.
‡

As of the close of business on December 31, 2015, the Lifecycle 2055 Fund Composite Index consisted of: 63.0% Russell 3000® Index; 27.0% MSCI All Country World Index ex USA; and 10.0% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, LLC.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2011	since 2011

Purchase and sale of Fund shares

Institutional Class shares are available for purchase directly from the Fund by certain eligible investors (which include employee benefit plans and financial

TIAA-CREF Lifecycle Funds  ■  Prospectus     123

intermediaries). Advisor Class shares are available for purchase through certain financial intermediaries, employee benefit plans and insurance company separate accounts. Premier Class and Retirement Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates. Employee benefit plans, fee-based managed account programs (“wrap accounts”), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, thrifts, bank and trust companies that have entered into agreements to offer Institutional Class shares held in omnibus accounts on the books of the Fund are exempt from initial and subsequent investment minimums.

• There is no minimum initial or subsequent investment for Advisor Class shares. Advisor Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Premier Class shares. Premier Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) or its affiliated exchanges NYSE Arca Equities or NYSE MKT is open for trading (each such day a “Business Day”). Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

124     Prospectus  ■  TIAA-CREF Lifecycle Funds

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TIAA-CREF Lifecycle Funds  ■  Prospectus     125

Summary information

TIAA-CREF Lifecycle 2060 Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle 2060 Fund seeks high total return over time through a combination of capital appreciation and income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class
Maximum sales charge imposed on purchases (percentage of offering price)	0%	0%	0%	0%
Maximum deferred sales charge	0%	0%	0%	0%
Maximum sales charge imposed on reinvested dividends and other distributions	0%	0%	0%	0%
Redemption or exchange fee	0%	0%	0%	0%
Maximum account fee	0%	0%	0%	0%

126     Prospectus  ■  TIAA-CREF Lifecycle Funds

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Advisor Class		Premier Class	Retirement Class

Management fees	0.10%	0.10%		0.10%	0.10%

Distribution (Rule 12b-1) fees	—	—		0.15%	—

Other expenses	1.05%	1.13%	[1]	1.05%	1.30%

Acquired Fund fees and expenses[2]	0.45%	0.45%		0.45%	0.45%

Total annual Fund operating expenses	1.60%	1.68%		1.75%	1.85%

Waivers and expense reimbursements[3,4]	(1.15)%	(1.15)%		(1.15)%	(1.15)%

Total annual Fund operating expenses after fee
waiver and/or expense reimbursement	0.45%	0.53%		0.60%	0.70%

1	Estimate is for the current fiscal year.
2

“Acquired Fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired Fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s annual report.

3

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund fees and expenses and extraordinary expenses) that exceed: (i) 0.00% of average daily net assets for Institutional Class shares; (ii) 0.15% of average daily net assets for Advisor Class shares; (iii) 0.15% of average daily net assets for Premier Class shares; and (iv) 0.25% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2017, unless changed with approval of the Board of Trustees.

4

Advisors has contractually agreed to waive the Fund’s entire 0.10% Management fee. This waiver will remain in effect through September 30, 2019, unless changed with the approval of the Board of Trustees. The Management fee has been fully waived since the Fund’s inception.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver agreement will remain in place through September 30, 2019 and the expense reimbursement agreement will remain in place through September 30, 2017, but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

TIAA-CREF Lifecycle Funds  ■  Prospectus     127

	Institutional Class	Advisor Class	Premier Class	Retirement Class
1 year	$46	$54	$61	$72
3 years	$144	$170	$192	$224
5 years	$523	$566	$603	$657
10 years	$1,587	$1,677	$1,755	$1,865

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal period ended May 31, 2016, the Fund’s portfolio turnover rate was 54% of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2060.

The Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), expects to allocate approximately 94.50% of the Fund’s assets to equity Underlying Funds, 3.00% of its assets to fixed-income Underlying Funds and 2.50% of its assets to direct real estate Underlying Funds. These allocations represent targets for equity, fixed-income and direct real estate asset classes. Target allocations will change over time and actual allocations may vary up to ten percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 47.50% equity/50.00% fixed-income/2.50% direct real estate in the Fund’s target retirement year of 2060 and reaching the Fund’s final target allocation of approximately 37.50% equity/60.00% fixed-income/2.50% direct real estate at some point from 2067 to 2070. Within the equity, fixed-income and direct real estate asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income, inflation-protected assets and direct real estate) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2017, which will change over time, are approximately as follows: U.S. Equity: 66.15%;

128     Prospectus  ■  TIAA-CREF Lifecycle Funds

International Equity: 28.35%; Fixed-Income: 3.00%; Short-Term Fixed-Income: 0.00%; Inflation-Protected Assets: 0.00%; and Direct Real Estate: 2.50%. The asset class and market sector names used herein are intended to reflect the primary type of investment of the Underlying Funds within each of these categories.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund, Enhanced Large-Cap Value Index Fund and Small/Mid-Cap Equity Fund (U.S. Equity); International Equity Fund, International Opportunities Fund, Enhanced International Equity Index Fund, Global Natural Resources Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund, High-Yield Fund, Emerging Markets Debt Fund and International Bond Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); Inflation-Linked Bond Fund (Inflation-Protected Assets); and Real Property Fund LP (Direct Real Estate). TIAA-CREF Real Property Fund LP is a private fund, which is not available for investment by the general public; it is offered exclusively to the TIAA-CREF Lifecycle Funds.

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders, and the portfolio management team may use tactical allocation to take advantage of short to intermediate term opportunities through a combination of positions in Underlying Funds. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s target asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, for June 30, 2016, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	94.73%	U.S. Equity	65.44%	• Large-Cap Value Fund	12.34%
				• Large-Cap Growth Fund	12.20%
				• Enhanced Large-Cap Value Index Fund	12.04%
				• Enhanced Large-Cap Growth Index Fund	11.97%
				• Growth & Income Fund	10.44%
				• Small-Cap Equity Fund	4.90%
				• Mid-Cap Value Fund	0.85%
				• Mid-Cap Growth Fund	0.70%

TIAA-CREF Lifecycle Funds  ■  Prospectus     129

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
		International Equity	29.29%	• International Equity Fund	8.11%
				• Enhanced International Equity Index Fund	7.53%
				• International Opportunities Fund	7.08%
				• Emerging Markets Equity Fund	5.11%
				• Global Natural Resources Fund	1.46%
FIXED-INCOME	5.27%	Fixed-Income	5.27%	• High-Yield Fund	2.99%
				• Bond Plus Fund	1.27%
				• Emerging Markets Debt Fund	1.01%
		Short-Term Fixed-Income	0.00%	• Money Market Fund	0.00%

Total	100.00%	100.00%	100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More

130     Prospectus  ■  TIAA-CREF Lifecycle Funds

detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk—The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

TIAA-CREF Lifecycle Funds  ■  Prospectus     131

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Direct Real Estate Underlying Funds Risks—The risks of investing in direct real estate Underlying Funds include risks specific to their investment strategies, as well as risks related to investing in real estate in general, such as:

• real estate-related investment risk—The risks associated with exposure to direct real estate through investing in investment vehicles managed by Advisors that will primarily invest directly in real estate, which can include declines in real estate values or revenues, uninsured losses at properties, and the absence of regulatory oversight of and a secondary market for interests in direct real estate Underlying Funds.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the Fund. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2015, and how those returns

132     Prospectus  ■  TIAA-CREF Lifecycle Funds

compare to those of certain broad-based securities market indices and a composite index that represents the market sectors in which the Fund invests across the equity and fixed-income asset classes. The Advisor Class does not have a full year of performance and is not included in the table. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle 2060 Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2016, was 0.97%.

Best quarter: 4.52%, for the quarter ended December 31, 2015. Worst quarter: -8.25%, for the quarter ended September 30, 2015.

TIAA-CREF Lifecycle Funds  ■  Prospectus     133

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2015

	Inception Date	One Year	Since Inception
Retirement Class	9/26/2014
Return Before Taxes		–0.03%	1.02%
Return After Taxes on Distributions		–1.52%	–0.84%
Return After Taxes on Distributions and Sale of
Fund Shares		0.96%	0.47%
Institutional Class	9/26/2014
Return Before Taxes		0.19%	1.25%
Premier Class	9/26/2014
Return Before Taxes		0.03%	1.09%

Russell 3000® Index
(reflects no deductions for fees, expenses or taxes)		0.48%	3.99%†

Bloomberg Barclays U.S. Aggregate Bond Index
(reflects no deductions for fees, expenses or taxes)		0.55%	1.89%†

Lifecycle 2060 Fund Composite Index‡
(reflects no deductions for fees, expenses or taxes)		–1.08%	0.52%†

Current performance of the Fund’s shares may be higher or lower than that shown above.
†		Performance is calculated from the inception date of the Retirement Class.
‡

As of the close of business on December 31, 2015, the Lifecycle 2060 Fund Composite Index consisted of: 63.0% Russell 3000® Index; 27.0% MSCI All Country World Index ex USA; and 10.0% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, LLC.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2014	since 2014

Purchase and sale of Fund shares

Institutional Class shares are available for purchase directly from the Fund by certain eligible investors (which include employee benefit plans and financial

134     Prospectus  ■  TIAA-CREF Lifecycle Funds

intermediaries). Advisor Class shares are available for purchase through certain financial intermediaries, employee benefit plans and insurance company separate accounts. Premier Class and Retirement Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates. Employee benefit plans, fee-based managed account programs (“wrap accounts”), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, thrifts, bank and trust companies that have entered into agreements to offer Institutional Class shares held in omnibus accounts on the books of the Fund are exempt from initial and subsequent investment minimums.

• There is no minimum initial or subsequent investment for Advisor Class shares. Advisor Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Premier Class shares. Premier Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) or its affiliated exchanges NYSE Arca Equities or NYSE MKT is open for trading (each such day a “Business Day”). Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

TIAA-CREF Lifecycle Funds  ■  Prospectus     135

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Additional information about investment strategies and risks of the Funds

Additional information about the Funds

Each of the Funds is a “fund of funds” and diversifies its assets by investing in Institutional Class shares of other funds of the Trust and other investment pools or investment products (the “Underlying Funds”). In general, each Fund (except the Lifecycle Retirement Income Fund) is designed for investors who have an approximate target retirement year in mind, and each Fund’s investments are adjusted from more aggressive to more conservative as a target retirement year approaches and for approximately seven to ten years afterwards. Generally, this means that each Fund’s investments (except the Lifecycle Retirement Income Fund) will gradually be reallocated to reduce weightings in Underlying Funds investing primarily in equity securities (stocks) and to increase weightings in Underlying Funds investing primarily in fixed-income securities (bonds) or money market instruments.

The Lifecycle Retirement Income Fund is not designed for investors who have a specific retirement year in mind and its allocations will not gradually adjust over time. Instead, the Lifecycle Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds. The Lifecycle Retirement Income Fund has relatively fixed asset allocations between Underlying Funds that invest primarily in equity securities and those that invest primarily in fixed-income (including money market) securities, as well as Underlying Funds that invest in directly held real estate.

The use of a particular index as a Fund’s benchmark index is not a fundamental policy and can be changed without shareholder approval.

The Funds are not appropriate for market timing. You should not invest in the Funds if you are a market timer.

No one can assure that the Funds will achieve their investment objective and investors should not consider any one Fund to be a complete investment program.

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Please see the Glossary toward the end of this Prospectus for certain defined terms used in this Prospectus.

More about the Funds’ strategy

General information about the Funds

This Prospectus describes the shares of twelve Lifecycle Funds, a sub-family of funds offered by the Trust. Each Fund is a separate investment portfolio or mutual fund, and has its own investment objective, investment strategies, restrictions and associated risks. An investor should consider each Fund separately to determine if it is an appropriate investment. Allocations for the Funds are based on historical risk/return characteristics and Advisors’ assumptions. If an asset class, market sector or Underlying Fund should perform in a fashion that varies from historical characteristics and/or Advisors’ assumptions, then the allocations may not achieve the intended risk/return characteristics. The investment objective of each Fund and its non-fundamental investment restrictions may be changed by the Board of Trustees of the Trust without shareholder approval. Certain investment restrictions described in the Statement of Additional Information (“SAI”) are fundamental and may only be changed with shareholder approval. Each Fund is diversified under the Investment Company Act of 1940, as amended (“1940 Act”).

Investment glidepath and target allocations

The target allocations along the investment glidepath for each Fund (except the Lifecycle Retirement Income Fund) will gradually become more conservative (e.g., invest less in Underlying Funds holding primarily equity securities and invest more in Underlying Funds holding primarily fixed-income securities) over time as the target retirement year of the Fund approaches and is passed.

Investors should note that each Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund, depending on performance of the equity markets generally.

The following chart shows, as of June 30, 2017, how the investment glidepath for each Fund (except the Lifecycle Retirement Income Fund) is expected to gradually move the Fund’s target allocations over time between the equity, fixed-income and direct real estate asset classes and each Fund’s current position on the glidepath. The Lifecycle Retirement Income Fund has relatively fixed asset allocations that will not gradually adjust over time. The actual asset allocations of any particular Fund may differ from this chart.

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The Funds’ investment glidepath

Rebalancing and tactical allocation

In order to maintain its target allocations, each Fund will generally invest incoming monies from share purchases to underweighted Underlying Funds. If cash flows are not sufficient to reestablish the current target allocation for a particular Fund, the Fund will generally rebalance its allocation among the Underlying Funds by buying and selling Underlying Fund shares. To minimize the amount of disruption to the Funds’ portfolios, rebalancings, reallocations or adjustments to the investment glidepath may occur gradually depending on Advisors’ assessment of, among other things, fund flows and market conditions.

Advisors may also use tactical allocations to attempt to improve the risk-adjusted returns for the Funds over short- and intermediate-term investment horizons. The tactical allocations are based upon Advisors’ evaluation of the economy, market valuation and investor sentiment. As well, allocations will vary with Advisors’ assessment of the Underlying Funds’ relative attractiveness as investment opportunities. These tactical allocations can be among the asset classes, market sectors and individual Underlying Funds. Advisors considers the capacity of the Underlying Funds to handle additional purchases and redemptions and works to minimize disruptions related to cash flow.

Other potential investments

In addition to seeking equity, fixed-income and direct real estate market exposure through the Underlying Funds, the Funds may, in certain limited circumstances, directly invest in certain financial assets in order to seek to obtain desired portfolio exposures and to facilitate the Funds’ efficient portfolio management. Among other financial assets, the Funds may directly invest in equity and fixed-income securities, derivatives, exchange-traded funds and exchange-traded notes. Derivatives, including options contracts, may be used to establish or maintain the Funds’ tactical allocations.

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A portion of each Fund may also be invested in certain annuity or other contracts issued by Teachers Insurance and Annuity Association of America (“TIAA”), to the extent that it is determined that they are appropriate in light of the Funds’ desired levels of risk and potential return at the particular time, and provided that the Funds have received any necessary exemptive relief from the SEC to participate in such investments.

Additional information about the Funds’ composite benchmark indices

The composite benchmark index for each of the Funds is a composite of five unmanaged benchmark indices that represent the five market sectors in which each of the Funds invests across the equity and fixed-income asset classes. Each Fund’s composite benchmark changes over time to correspond to changes in the Fund’s equity and fixed-income target allocations.

The five market sectors in which each of the Funds invests across the equity and fixed-income asset classes and the related benchmark indices are as follows: U.S. Equity (Russell 3000® Index); International Equity (MSCI ACWI ex USA Index); Fixed-Income (Bloomberg Barclays U.S. Aggregate Bond Index); Short-Term Fixed-Income (Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index); and Inflation-Protected Assets (Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) 1–10 Year Index).

During periods up to February 1, 2010, each Fund’s Composite Index had four market sector index components: U.S. Equity, International Equity, Fixed-Income (which included Inflation-Protected Assets) and Short-Term Fixed-Income. The performance of each Fund’s Composite Index shown in the “Average Annual Total Return” table in each Fund’s Summary reflects these four market sector indices. During periods commencing February 1, 2010, the Composite Index includes an Inflation-Protected Assets index as a separate fifth market sector index component.

In addition, for performance during periods commencing February 1, 2011, the MSCI EAFE + EM (Emerging Markets) Index replaced the MSCI EAFE Index in the Composite Index as the market sector index component for International Equity. For performance during periods commencing August 1, 2013, the MSCI ACWI ex USA Index replaced the MSCI EAFE + EM Index in the Composite Index as the market sector index component for International Equity. For performance during periods commencing January 1, 2014, the Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index replaced the Bloomberg Barclays U.S. 1–5 Year Government/Credit Bond Index as the market sector index component for Short-Term Fixed-Income. For performance periods commencing January 1, 2016, the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index replaced the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L) as the market sector index component for Inflation-Protected Assets.

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For current performance information of each Fund share class, including performance to the most recent month-end, please visit www.tiaa.org.

The benchmark indices for the Funds are described below.

Russell 3000® Index (U.S. Equity)

The Russell 3000® Index represents the 3,000 largest publicly traded U.S. companies, based on market capitalization (according to the Russell Investment Group). Russell 3000® Index companies represent about 98% of the total market capitalization of the publicly traded U.S. equity market. As of June 30, 2016, the Russell 3000® Index had a mean market capitalization of $114.4 billion and a median market capitalization of $1.4 billion. The largest market capitalization of companies in the Russell 3000® Index was $523.7 billion. The Russell Investment Group determines the composition of the index based only on market capitalization and can change its composition at any time.

MSCI ACWI ex USA Index (International Equity)

The MSCI ACWI (All Country World Index) ex USA Index is a free-float adjusted market capitalization weighted index that is designed to measure the equity market performance by capturing large- and mid-capitalization representation of developed and emerging markets. The MSCI ACWI ex USA Index consists of 44 country indices comprising certain developed and emerging markets country indices.

Bloomberg Barclays U.S. Aggregate Bond Index (Fixed-Income)

The Bloomberg Barclays U.S. Aggregate Bond Index covers the U.S. investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass through securities, asset-backed securities and commercial mortgage-backed securities. This index contains approximately 9,796 issues. The Bloomberg Barclays U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable and dollar-denominated. To be selected for inclusion in the Bloomberg Barclays U.S. Aggregate Bond Index, the securities must have a minimum maturity of one year. Securities must be rated investment-grade or higher using the middle rating of Moody’s, S&P and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used to determine index eligibility.

Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index (Short-Term Fixed-Income)

The Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index tracks the performance primarily of U.S. Treasury and agency securities and corporate bonds with 1–3 year maturities. The securities in the index must be rated investment-grade or higher by at least two of the following rating agencies: Moody’s, S&P and Fitch.

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Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (Inflation-Protected Assets)

The Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (“Bloomberg Barclays TIPS Index”) measures the return of fixed-income securities with fixed-rate coupon payments that adjust for inflation as measured by the CPI-U. To be selected for inclusion in the Bloomberg Barclays TIPS Index, the securities must have a minimum maturity of 1 year and a minimum par amount outstanding of $250 million.

Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS)
1–10 Year Index (Inflation-Protected Assets)

The Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index measures the return of fixed-income securities with fixed-rate coupon payments that adjust for inflation as measured by the CPI-U. To be selected for inclusion in the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index, the securities must have a minimum maturity of 1 year and a maximum maturity of 9.9999 years, with a minimum par amount outstanding of $250 million.

Additional information about the Underlying Funds

The following is a description of the investment objectives and principal investment strategies of the Underlying Funds in which the Funds may invest. For a discussion of the risks associated with these investments, see the “Additional information on principal investment risks of the Funds and Underlying Funds” section. For a more detailed discussion of the investment strategies and risks of the Underlying Funds of the Trust, see the Prospectus for the Institutional Class shares of the Underlying Funds of the Trust at www.tiaa.org/prospectuses.

Fund	Investment objective, strategies and benchmark

Enhanced Large-Cap Growth Index Fund

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies. Under normal circumstances, the Fund follows an enhanced index management strategy. Advisors actively uses quantitative analysis to attempt to enhance the Fund’s performance relative to its benchmark index, the Russell 1000® Growth Index, while retaining a similar risk profile, instead of passively holding a representative basket of securities designed to match this index. The Russell 1000® Growth Index represents securities within the Russell 1000® Index that have higher relative forecasted growth rates and price-to-book ratios.

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Fund	Investment objective, strategies and benchmark

Enhanced Large-Cap Value Index Fund

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies. Under normal circumstances, the Fund follows an enhanced index management strategy. Advisors actively uses quantitative analysis to attempt to enhance the Fund’s performance relative to its benchmark index, the Russell 1000® Value Index, while retaining a similar risk profile, instead of passively holding a representative basket of securities designed to match this index. The Russell 1000® Value Index represents securities within the Russell 1000® Index that have lower relative growth rates and price-to-book values.

Global Natural Resources Fund

Seeks a favorable long-term total return, mainly through capital appreciation, from investments related to the natural resources sector. Under normal circumstances, the Fund invests at least 80% of its assets in securities of issuers that are primarily engaged in the ownership, development, exploration, production, distribution or processing of natural resources, as well as in securities of companies that are suppliers to firms producing natural resources, in instruments with economic characteristics similar to natural resources securities or in direct holdings of natural resources. The Fund generally defines “natural resources” as energy, metals, agriculture and other commodities, as well as related products and services. The Fund’s benchmark index is the MSCI All Country World Commodity Producers Sector Capped Index.

Growth & Income Fund

Seeks a favorable long-term total return through both capital appreciation and investment income, primarily from income-producing equity securities. Under normal circumstances, the Fund invests primarily in (1) income-producing equity securities and (2) large-cap securities. The Fund’s benchmark index is the Standard & Poor’s 500® Index.

Large-Cap Growth Fund

Seeks a favorable long-term return, mainly through capital appreciation, primarily from equity securities. Under normal circumstances, the Fund invests primarily in large-cap equity securities that Advisors believes present the opportunity for growth. The Fund’s benchmark index is the Russell 1000® Growth Index.

Large-Cap Value Fund

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies. Under normal circumstances, the Fund invests primarily in equity securities of large domestic companies that Advisors believes appear undervalued by the market based on an evaluation of their potential worth. The Fund’s benchmark index is the Russell 1000® Value Index.

Mid-Cap Growth Fund

Seeks a favorable long-term total return mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies. Under normal circumstances, the Fund invests primarily in equity securities of medium-sized domestic companies as defined by its benchmark index, the Russell Midcap® Growth Index, a growth-oriented subset of the Russell Midcap® Index, which represents the 800 U.S. equity securities following the top 200 U.S. equity securities based on market capitalization.

Mid-Cap Value Fund

Seeks a favorable long-term total return mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies. Under normal circumstances, the Fund invests primarily in equity securities of medium-sized domestic companies as defined by its benchmark index, the Russell Midcap® Value Index, a value-oriented subset of the Russell Midcap® Index.

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Fund	Investment objective, strategies and benchmark

Small-Cap Equity Fund

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of smaller domestic companies. Under normal circumstances, the Fund invests primarily in equity securities of smaller domestic companies across a wide range of sectors, growth rates and valuations that appear to have favorable prospects for significant long-term capital appreciation. The Fund’s benchmark index is the Russell 2000® Index, which represents the largest 2,000 U.S. equities in market capitalization following the top 1,000 U.S. equities in market capitalization.

Small/Mid-Cap Equity Fund

Seeks a favorable long-term total return, mainly through capital appreciation. Under normal circumstances, the Fund invests at least 80% of its assets in small-cap and mid-cap equity securities. The Fund invests primarily in equity securities of small to mid-sized companies across a wide range of sectors, growth rates and valuations. A small-cap or mid-cap equity security is a security within the capitalization range of the companies included in the Fund’s benchmark index, the Russell 2500® Index, at the time of purchase.

Emerging Markets Equity Fund

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of emerging market issuers. Under normal circumstances, the Fund invests primarily in equity securities of emerging market issuers or in instruments with economic characteristics similar to emerging market equity securities. The Fund’s benchmark index is the MSCI EM Index.

Enhanced International Equity Index Fund

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers. Under normal circumstances, the Fund follows an enhanced index management strategy. Advisors actively uses quantitative analysis to attempt to enhance the Fund’s performance relative to its benchmark index, the MSCI EAFE Index, while retaining a similar risk profile, instead of passively holding a representative basket of securities designed to match this index.

International Equity Fund

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers. Under normal circumstances, the Fund invests primarily in equity securities of foreign issuers, with sector and country exposure regularly managed against the Fund’s benchmark index, MSCI EAFE Index.

International Opportunities Fund

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers. Under normal circumstances, the Fund invests primarily in equity securities of foreign issuers in developed and emerging markets located around the world but outside the United States. While the Fund is actively managed by selecting individual stocks, sector and country exposure are regularly reviewed against the Fund’s benchmark index, MSCI ACWI ex USA Index, to seek to control risk.

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Fund	Investment objective, strategies and benchmark

Emerging Markets Debt Fund

Seeks a favorable long-term total return, through income and capital appreciation, by investing primarily in a portfolio of emerging markets fixed-income investments. Under normal market conditions, the Fund invests at least 80% of its assets in fixed-income securities of emerging market issuers or in instruments with economic characteristics similar to emerging market fixed-income securities. The Fund primarily invests in a broad range of sovereign, quasi-sovereign and corporate fixed-income securities rated B- or better but may also invest in fixed-income securities having a lower credit rating. The Fund’s benchmark index is the JP Morgan Emerging Markets Bond Index (EMBI) Global Diversified.

Bond Fund

Seeks as favorable a long-term total return through income, primarily from investment-grade fixed-income securities. The Fund’s benchmark index is the Bloomberg Barclays U.S. Aggregate Bond Index, which covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage securities.

Bond Plus Fund

Seeks a favorable long-term return, primarily through high current income. The Fund’s portfolio is divided into two segments. The first segment, which makes up at least 70% of the Fund’s assets, is invested primarily in a broad-range of investment-grade bonds and fixed-income securities, including, but not limited to, corporate bonds, U.S. Treasury and agency securities and mortgage-backed and asset-backed securities. The second segment, which will not exceed 30% of the Fund’s assets, is invested in fixed-income securities and bonds with special features (such as non-investment-grade securities, emerging market fixed-income securities and convertible and preferred securities) in an effort to improve the Fund’s total return. The Fund’s benchmark index is the Bloomberg Barclays U.S. Aggregate Bond Index.

High-Yield Fund

Seeks high current income and, when consistent with its primary objective, capital appreciation. The Fund invests primarily in lower-rated, higher-yielding fixed-income securities (often called “junk” bonds), such as domestic and foreign corporate bonds, debentures, loan participations and assignments and notes, as well as convertible securities and preferred stocks. The Fund’s benchmark index is the BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index, which tracks the performance of debt securities that pay interest in cash, and have a credit rating of BB or B.

Money Market Fund

Seeks high current income consistent with maintaining liquidity and preserving capital. The Fund invests primarily in high-quality, short-term money market instruments. Generally, the Fund seeks to maintain a share value of $1.00 per share. The Fund’s benchmark index is the iMoneyNet Money Fund AveragesTM—All Taxable.

Short-Term Bond Fund

Seeks high current income by investing primarily in U.S. Treasury and agency securities and corporate bonds with maturities of less than 5 years. The Fund’s benchmark index is the Bloomberg Barclays U.S 1–3 Year Government/Credit Bond Index.

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Fund	Investment objective, strategies and benchmark
Inflation-Linked Bond Fund

Seeks a long-term rate of return that outpaces inflation, primarily through investment in inflation-linked bonds. Under normal circumstances, the Fund invests primarily in fixed-income securities whose returns are designed to track a specified inflation index, the Consumer Price Index for All Urban Consumers (“CPI-U”), over the life of the security. Typically, the Fund invests in U.S. Treasury Inflation-Indexed Securities. Until December 31, 2015, the Fund’s benchmark index was the Bloomberg Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). As of January 1, 2016, the Fund’s benchmark index is the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index, which measures the return of fixed-income securities with fixed-rate coupon payments that adjust for inflation as measured by the CPI-U.

International Bond Fund

Seeks a favorable long-term total return. Under normal market conditions, the Fund invests at least 80% of its assets in fixed-income investments of foreign issuers and derivative instruments, including those used to manage currency risk. The Fund primarily invests in a broad range of investment-grade sovereign, quasi-sovereign and corporate fixed-income investments. The Fund may also invest in other fixed-income securities, including those of non-investment-grade quality. Under normal market conditions, the Fund will seek to hedge to the U.S. dollar approximately 80% of the Fund’s total exposure to investments denominated in currencies other than the U.S. dollar (on a net assets basis). Such hedging is intended to manage the currency risk associated with investment in bonds denominated in currencies other than the U.S. dollar. The Fund may invest in fixed-income securities of any maturity or duration. The Fund’s benchmark index is the Bloomberg Barclays Global Aggregate Ex-USD Index (Hedged).

Real Property Fund LP

Seeks a favorable long term total return by primarily investing in a diversified portfolio of U.S. commercial core real estate assets well located in select targeted cities. The Fund’s principal strategy is to follow a “core” investment style which focuses on direct ownership interests in institutional-quality commercial real estate (primarily office, industrial, retail and multi-family properties), generating returns primarily from rental income and secondarily from asset appreciation. The Fund is targeted to hold between 95% and 98% of its net assets in such direct ownership interests at any time. The Fund’s benchmark is the NCREIF Property Index–Open End Funds. The Fund is a private fund, which is not available for investment by the general public; it is offered exclusively to the TIAA-CREF Lifecycle Funds.

Additional information on investment risks of the Funds and Underlying Funds

The assets of each of the Funds are normally allocated among Underlying Funds investing primarily in equity securities, Underlying Funds investing primarily in fixed-income securities and Underlying Funds investing primarily in direct real estate, but the Funds may also directly invest in securities or other financial instruments. Each Fund is subject to asset allocation risk, underlying funds risk, which includes the risks of equity securities, fixed-income securities, direct real

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estate and other investments in proportion to the allocation of Fund assets among the Underlying Funds, active management risk and fund of funds risk. To the extent a Fund directly invests in securities or other investments, it would be exposed to the risks associated with investing in such instruments. Because the Funds and certain Underlying Funds may use derivatives to a limited degree, the Funds may directly or indirectly have limited exposure to the risks of derivatives. Each of these risks, alone or in combination with other risks, has the potential to impact Fund performance.

Principal risks of the Funds

Asset allocation risk

The Funds may not achieve their target allocations and the selection of market sectors and Underlying Funds and the allocations among them may result in a Fund underperforming other similar funds or cause an investor to lose money. Although the allocation decisions of Advisors are intended to result in each Fund meeting its investment objective, Underlying Fund and asset class performance may differ in the future from the historical performance and assumptions upon which Advisors’ decisions are based, which could cause a Fund to not meet its investment objective. A Fund will generally rebalance its allocations among the Underlying Funds by using cash flows where possible. If cash flows are not sufficient to reestablish the current target allocations for a Fund, the Fund will generally rebalance by buying and selling Underlying Fund shares. Periodic rebalancing of a Fund’s allocations can sometimes cause the Fund and the Underlying Funds to incur transactional expenses. These expenses can adversely affect performance of the Funds and the Underlying Funds.

Underlying Funds risk

Each Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund. The Underlying Funds are exposed to the risks of investing in equity and/or fixed-income securities and other investments in accordance with their investment strategies. The risks associated with investing in equity securities and fixed-income securities and other investments are described below:

Equity securities risks

Each Fund may gain exposure, depending on where it is on the investment glidepath, to equity securities directly or through certain Underlying Funds. In general, the value of equity securities fluctuates in response to the fortune of individual companies and in response to general market and economic conditions. The value of a Fund may increase or decrease as a result of its exposure to equity securities. More specifically, each Fund, directly or through one or more Underlying Funds, is typically subject to the following principal investment risks (in the following risk descriptions “Fund” may refer to the Fund, an Underlying Fund, or both):

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• Foreign Investment Risk—Foreign investments, which may include securities of foreign issuers, securities or contracts traded or acquired in non-U.S. markets or on non-U.S. exchanges, or securities or contracts payable or denominated in non-U.S. currencies, can involve special risks that arise from one or more of the following events or circumstances: (1) changes in currency exchange rates; (2) possible imposition of market controls or currency exchange controls; (3) possible imposition of withholding taxes on dividends and interest; (4) possible seizure, expropriation or nationalization of assets; (5) more limited foreign financial information or difficulties interpreting it because of foreign regulations and accounting standards; (6) lower liquidity and higher volatility in some foreign markets; (7) the impact of political, social or diplomatic events; (8) economic sanctions or other measures by the U.S. or other governments; (9) the difficulty of evaluating some foreign economic trends; and (10) the possibility that a foreign government could restrict an issuer from paying principal and interest to investors outside the country. Brokerage commissions and custodial and transaction costs are often higher for foreign investments, and it may be more difficult to use foreign laws and courts to enforce financial or legal obligations.

The risks described above often increase in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, prices of issuers in emerging market countries may be volatile and difficult to determine. In addition, foreign investors such as the Funds are subject to a variety of special restrictions in many such countries.

• Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time. In times of market turmoil, perceptions of an issuer’s credit risk can quickly change and even large, well-established issuers may deteriorate rapidly with little or no warning.

• Market Risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets such as significant changes in interest and inflation rates and the availability of credit. Accordingly, the value of the equity investments that the Funds hold may decline over short or extended periods of time. Any investment is subject to the risk that the financial markets as a whole may decline in value, thereby depressing the investment’s price. Equity markets, for example, tend to be cyclical, with periods when prices generally rise and periods when prices generally decline. Foreign equity markets tend to reflect local economic and financial conditions and, therefore, trends often vary from country to country and region to region. During periods of unusual

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volatility or turmoil in the financial markets, a Fund may undergo an extended period of decline.

Fixed-income securities risks

Each Fund may gain exposure, depending on where it is on the investment glidepath, to fixed-income securities directly or through certain Underlying Funds. Each Fund, directly or through its investments in one or more Underlying Funds, is typically subject to the following principal investment risks related to fixed-income securities described below (in the following risk descriptions “Fund” may refer to the Fund, an Underlying Fund, or both):

• Call Risk—The risk that an issuer will redeem a fixed-income investment prior to maturity. This often happens when prevailing interest rates are lower than the rate specified for the fixed-income investment. If a fixed-income investment is called early, a Fund may not be able to benefit fully from the increase in value that other fixed-income investments experience when interest rates decline. Additionally, a Fund would likely have to reinvest the payoff proceeds at current yields, which are likely to be lower than the fixed-income investment in which the Fund originally invested, resulting in a decline in income.

• Credit Risk (a type of Issuer Risk)—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments when due. Credit risk relates to the possibility that the issuer could default on its obligations, thereby causing a Fund to lose its investment. Credit risk is heightened in times of market turmoil when perceptions of an issuer’s credit risk can quickly change and even large, well-established issuers and/or governments may deteriorate rapidly with little or no warning. Credit risk is also heightened in the case of investments in lower-rated, high-yield fixed-income securities because their issuers are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment-grade securities, issuers of lower-rated, high-yield fixed-income investments are more likely to encounter financial difficulties and to be materially affected by such difficulties. High-yield securities may also be relatively more illiquid; therefore, they may be more difficult to purchase or sell than more highly rated securities.

• Extension Risk—The risk that, during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates, resulting in less income than potentially available. These risks are normally present in mortgage-backed securities and other asset-backed securities. For example, homeowners have the option to prepay their mortgages. Therefore, the duration of a security backed by home mortgages can lengthen depending on homeowner prepayment activity. A decline in the prepayment rate and the resulting increase in duration of fixed-income securities held by a Fund can result in losses to investors in the Fund.

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• Income Volatility Risk—Income volatility refers to the degree and speed with which changes in prevailing market interest rates diminish the level of current income from a portfolio of fixed-income securities. The risk of income volatility is that the level of current income from a portfolio of fixed-income securities may decline in certain interest rate environments.

• Interest Rate Risk (a type of Market Risk)—The risk that the value or yield of fixed-income investments may decline if interest rates change. In general, when prevailing interest rates decline, the market values of outstanding fixed-income investments (particularly those paying a fixed rate of interest) tend to increase while yields on similar newly issued fixed-income investments tend to decrease, which could adversely affect a Fund’s income. Conversely, when prevailing interest rates increase, the market values of outstanding fixed-income investments (particularly those paying a fixed rate of interest) tend to decline while yields on similar newly issued fixed-income investments tend to increase. If a fixed-income investment pays a floating or variable rate of interest, changes in prevailing interest rates may increase or decrease the investment’s yield. Fixed-income investments with longer durations tend to be more sensitive to interest rate changes than shorter-term investments. Interest rate risk is generally heightened during periods when prevailing interest rates are low or negative. During periods of very low or negative interest rates, a Fund may not be able to maintain positive returns. As of the date of this Prospectus, interest rates in the United States and in certain foreign markets are at or near historic lows, which may increase a Fund’s exposure to risks associated with rising interest rates. In general, changing interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility.

Direct real estate risks

Each Fund may gain exposure to direct real estate through certain Underlying Funds. Each Fund, through its investments in one or more Underlying Funds, is typically subject to the following investment risks related to direct real estate described below:

• Real-Estate Related Investment Risk—Each Fund may gain exposure to direct real estate through direct or indirect investment in one or more limited partnerships and/or real estate investment trusts (“REIT”) that are managed by Advisors or its affiliate (each, a “Direct Real Estate Underlying Fund”). The Funds have obtained exemptive relief from the SEC which permits investment in affiliated Direct Real Estate Underlying Funds. To the extent a Fund invests in a Direct Real Estate Underlying Fund, the Fund would be exposed to the risks of such Direct Real Estate Underlying Fund in direct proportion to the amount of assets the Fund allocates to such Direct Real Estate Underlying Fund. More specifically, each Fund, through its investment in one or more Direct Real Estate Underlying Funds, would be subject to the risks associated with the ownership of real estate including, among others,

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declines in the value of real estate, negative changes in the climate for real estate, risks related to local, regional, national and global economic conditions, overbuilding and increased competition, decreases in property revenues, increases in prevailing interest rates, property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values or the appeal of properties to tenants, leveraging of interests in real estate, uninsured losses at properties due to terrorism, natural disasters or acts of violence, and costs resulting from the cleanup of environmental problems.
 The Direct Real Estate Underlying Funds are not registered as investment companies under the 1940 Act. As a result, in addition to the risks associated with a Direct Real Estate Underlying Fund’s portfolio holdings, the Funds would also be subject to risks related to investment in private investment funds including, but not limited to, the absence of regulatory oversight and a secondary market for Direct Real Estate Underlying Fund shares or interests, restrictions on the transfer or sale of Direct Real Estate Underlying Fund shares or interests by the Fund, and the absence of protections typically afforded to investors when purchasing securities registered under the Securities Act of 1933 or any state or other U.S. or non-U.S. securities laws. When a Fund invests in a Direct Real Estate Underlying Fund, it bears a proportionate share of the fees and expenses borne by the Direct Real Estate Underlying Fund in which it invests.

Active management risk

The risk that the performance of the Funds or the Underlying Funds that are actively managed, in whole or in part, reflects in part the ability of the portfolio manager(s) to make active, qualitative investment decisions that are suited to achieving the Funds’ or Underlying Funds’ investment objectives. As a result of investment selection or trade execution, a Fund or an Underlying Fund could underperform its respective benchmarks or other mutual funds with similar investment objectives.

Fund of funds risk

The ability of a Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds in which it invests to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

Additional Risks of the Funds

In addition to the Funds’ principal risks noted above, below are some non-principal risks to which the Funds may have exposure depending upon their particular allocation to the various Underlying Funds (in the following risks descriptions “Fund” may refer to a Fund, an Underlying Fund or both):

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• Counterparty and Third Party Risk—Transactions involving a counterparty to a derivative or other instrument, or to a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction. If a counterparty defaults, the Fund may have contractual remedies but the Fund may be unable to enforce them due to the application of bankruptcy, insolvency and other laws affecting the rights of creditors. Counterparty risk is still present even if a counterparty’s obligations are secured by collateral because, for example, the Fund’s interest in collateral may not be perfected or additional collateral may not be promptly posted as required. The Fund is also subject to counterparty risk to the extent it executes a significant portion of its securities or derivatives transactions through a single broker, dealer, or futures commission merchant.

• Currency Management Strategies Risk—Currency management strategies, including forward currency contracts, may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as Advisors expects. In addition, currency management strategies, to the extent that such strategies reduce the Fund’s exposure to currency risks, may also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates. There is no assurance that Advisors’ use of currency management strategies will benefit the Fund or that they will be, or can be, used at appropriate times. Furthermore, there may not be a perfect correlation between the amount of exposure to a particular currency and the amount of securities in the portfolio denominated in that currency. Currency markets are generally less regulated than securities markets. Derivatives transactions, especially forward currency contracts and currency-related futures contracts and swap agreements, may involve significant amounts of currency management strategies risk. The Fund’s ability to use derivative instruments to manage currency exposure may also be altered or constrained by pending SEC regulations, if such regulations are adopted as proposed.

• Currency Risk—The risk of a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that foreign currency. The overall impact on the Fund’s holdings can be significant and long lasting depending on the currencies represented in the portfolio, how each currency appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Foreign currency exchange rates may fluctuate significantly over short periods of time, particularly with respect to emerging markets currencies. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or by currency controls or political developments.

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• Current Income Risk—The risk that the income a Fund receives may fall as a result of a decline in interest rates.

• Downgrade Risk—The risk that securities are subsequently downgraded should Advisors and/or rating agencies believe the issuer’s business outlook or creditworthiness has deteriorated.

• Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, share prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may be less liquid than those of issuers in more developed countries. In addition, foreign investors such as a Fund are subject to a variety of special restrictions in many emerging market countries.

• Enhanced Index Risk—Certain Funds that are enhanced index funds may underperform their benchmark indices. Unlike a mutual fund, the returns of an index are not reduced by investment and other operating expenses, and therefore, the ability of an enhanced index fund to match the performance of its index is adversely affected by the costs of buying and selling investments as well as other expenses. In addition, seeking enhanced results relative to an index may cause an enhanced index fund to actually underperform its respective index.

• Fixed-Income Foreign Investment Risk—Foreign investments, which may include fixed-income securities of foreign issuers, or securities or contracts payable or denominated in non-U.S. currencies, can involve special risks that arise from one or more of the following events or circumstances: (1) changes in currency exchange rates; (2) possible imposition of market controls or currency exchange controls; (3) possible imposition of withholding taxes on dividends and interest; (4) possible seizure, expropriation or nationalization of assets; (5) more limited financial information about the foreign debt issuer or difficulties interpreting it because of foreign regulations and accounting standards; (6) lower liquidity and higher volatility in some foreign markets; (7) the impact of political, social or diplomatic events; (8) economic sanctions or other measures by the United States or other governments; (9) the difficulty of evaluating some foreign economic trends; and (10) the possibility that a foreign government could restrict an issuer from paying principal and interest on its debt obligations to investors outside the country. It may also be difficult to use foreign laws and courts to force a foreign issuer to make principal and interest payments on its debt obligations. In addition, the cost of servicing external debt will also generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates which are adjusted based upon international interest rates.

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The risks described above often increase in countries with emerging markets. For example, the ability of a foreign sovereign issuer, especially in an emerging market country, to make timely and ultimate payments on its debt obligations may be strongly influenced by the issuer’s balance of payments, including export performance, its access to international credit and investments, fluctuations of interest rates and the extent of its foreign reserves. If a deterioration occurs in the foreign country’s balance of payments, it could impose temporary restrictions on foreign capital remittances. In addition, there is a risk of restructuring certain foreign debt obligations that could reduce and reschedule interest and principal payments.

• Floating and Variable Rate Securities Risk—Floating and variable rate securities provide for adjustment in the interest rate paid on the obligations. The terms of such obligations typically provide that interest rates are adjusted based upon an interest or market rate adjustment as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event-based, such as based on a change in the prime rate. Because of the interest rate adjustment feature, floating and variable rate securities provide an investor with a certain degree of protection against rises in interest rates, although the investor will participate in any declines in interest rates as well. Generally, changes in interest rates will have a smaller effect on the market value of floating and variable rate securities than on the market value of comparable fixed-income obligations. Thus, investing in floating and variable rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed-income securities. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on a Fund’s ability to sell the securities at any given time. Such securities also may lose value.

• Illiquid Investments Risk—The risk that illiquid investments may be difficult to sell for the value at which they are carried, if at all, or at any price within the desired time frame. Illiquid investments are those that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value at which a Fund has valued the investment. A Fund’s investments in illiquid investments may reduce the returns of the Fund because it may be unable to sell the illiquid investment at an advantageous time or price, which could prevent the Fund from taking advantage of other investment opportunities. Redemption requests could require a Fund to sell illiquid investments at reduced prices or under unfavorable conditions. Illiquid investments may trade less frequently, in lower quantities and/or at a discount as compared to more liquid investments, which may cause a Fund to receive distressed prices and incur higher transaction costs when selling such investments. Securities that are liquid at the time of purchase may subsequently become illiquid due to events such as adverse developments for an issuer, industry-specific developments, market events, rising interest

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rates, changing economic conditions or investor perceptions and geopolitical risk.

• Industry/Sector Concentration Risk—The risk that focusing on investment in specific industries or sectors makes a fund more vulnerable to developments particularly affecting those industries or sectors than a more broadly diversified fund would be. Financial instruments of companies in the same industry or sector may decline in price at the same time due to market conditions, interest rates or economic, regulatory, financial or industry/sector specific developments since these companies may share common characteristics and are more likely to react similarly to industry/sector specific market or economic developments. In addition, at times, a small number of companies may represent a large portion of a single industry or sector, and these companies can be sensitive to adverse economic, regulatory or financial developments.

• Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time. In times of market turmoil, perceptions of an issuer’s credit risk can quickly change and even large, well-established issuers may deteriorate rapidly with little or no warning.

• Large-Cap Risk—The risk that, by focusing on securities of larger companies, a Fund may have fewer opportunities to identify securities that the market misprices and that these companies may grow more slowly than the economy as a whole or not at all. Also, larger companies may fall out of favor with the investing public as a result of market, political and economic conditions, including for reasons unrelated to their businesses or economic fundamentals.

• Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—Trading activity in fixed-income investments in which a Fund invests may be dramatically reduced or cease at any time, whether due to general market turmoil, limited dealer capacity, problems experienced by a single company or a market sector or other factors. In such cases, it may be difficult for a Fund to properly value assets represented by such investments. In addition, a Fund may not be able to purchase or sell a security at a price deemed to be attractive, if at all, which may inhibit a Fund from pursuing its investment strategies or negatively impact the values of portfolio holdings. Further, an increase in interest rates or other adverse conditions (e.g., inflation/deflation, increased selling of fixed-income investments across other pooled investment vehicles or accounts, changes in investor perception or changes in government intervention in the markets) may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain Fund investments, adversely affect values of portfolio holdings and increase the Fund’s costs. If dealer capacity in fixed-income markets is insufficient for market conditions, this has the potential

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to further inhibit liquidity and increase volatility in the fixed-income markets. Certain fixed-income investments with longer durations or maturities may face heightened levels of liquidity risk.

• Mid-Cap Risk—Securities of medium-sized companies may experience greater fluctuations in price than the securities of larger companies. From time to time, medium-sized company securities may have to be sold at a discount from their current market prices or in small lots over an extended period, since they may be harder to sell than larger-cap securities. In addition, it may be difficult to find buyers for securities of medium-sized companies that a Fund wishes to sell when the company is not perceived favorably in the marketplace or during periods of poor economic or market conditions. Such companies may be subject to certain business risks due to their smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The costs of purchasing and selling securities of medium-sized companies may be greater than those of more widely traded securities.

• Mortgage Roll Risk—The risk that Advisors will not correctly predict mortgage prepayments and interest rates, which will diminish the investment performance of a Fund compared with what such performance would have been without the use of the strategy.

• Non-Diversification Risk—Certain Funds are considered to be “non-diversified,” which means that such Fund can invest a greater percentage of its assets in a single issuer than a “diversified” fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss in value of a particular investment may have a greater effect on the Fund’s return since it may represent a larger portion of the Fund’s total portfolio assets, which could lead to greater volatility in the Fund’s returns.

• Non-Investment-Grade Securities Risk—Issuers of non-investment-grade securities, which are usually called “high-yield” or “junk bonds,” are typically in weaker financial health and such securities can be harder to value and sell and their prices can be more volatile than more highly rated securities. While these securities generally have higher rates of interest, they also involve greater risk of default than do securities of a higher-quality rating.

• Portfolio Turnover Risk—In pursuing its investment objectives, the Fund may engage in trading that results in a high portfolio turnover rate, which may vary greatly from year to year, as well as within a given year. A higher portfolio turnover rate may result in correspondingly greater transactional expenses that are borne by the Fund. Such expenses may include bid-ask spreads, dealer mark-ups, and other transactional costs on the sale of securities and reinvestment in other securities, and may result in the realization of taxable capital gains (including short-term gains, which are generally taxed to shareholders as ordinary income). These costs, which are

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not reflected in annual fund operating expenses or in the example thereunder, may affect the Fund’s performance.

• Prepayment Risk—The risk that, during periods of falling interest rates, borrowers may pay off their mortgage loans sooner than expected, forcing a Fund to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in income. These risks are normally present in mortgage-backed securities and other asset-backed securities. For example, homeowners have the option to prepay their mortgages. Therefore, the duration of a security backed by home mortgages can shorten depending on homeowner prepayment activity. A rise in the prepayment rate and the resulting decline in duration of fixed-income securities held by a Fund can result in losses to investors in the Fund.

• Quantitative Analysis Risk—The risk that securities selected for Funds that are actively managed, in whole or in part, according to a quantitative analysis methodology can perform differently from the market as a whole based on the model and the factors used in the analysis, the weight placed on each factor and changes in the factor’s historical trends. Because such models are based on assumptions of these and other market factors, the models may not take into account certain factors, or perform as intended, and may result in a decline in the value of the Fund’s portfolio.

• Senior Loan Risk—Many senior loans are rated lower than investment grade, or considered to be of comparable credit risk, so they present credit risk comparable to high-yield securities. While backed by collateral, the value of the collateral may not equal a Fund’s investment and may be hard to sell, so the liquidation of the collateral may not satisfy the borrower’s obligation to the Fund in the event of non-payment of scheduled interest or principal. Senior loans also expose a Fund to call risk and illiquid investments risk. There is no organized exchange or board of trade on which loans are traded; rather, they trade in an unregulated inter-dealer or inter-bank resale market, so the secondary market for senior loans can be limited. Trades can be infrequent and the values for senior loans may experience volatility. In some cases, negotiations for the sale or settlement of senior loans may require weeks to complete, which may impair a Fund’s ability to raise cash to satisfy redemptions, pay dividends, pay expenses or to take advantage of other investment opportunities in a timely manner. If an issuer of a senior loan prepays or redeems the loan prior to maturity, a Fund will have to reinvest the proceeds in other senior loans or instruments that may pay lower interest rates.

• Small-Cap Risk—Securities of small-sized companies may experience greater fluctuations in price than the securities of larger companies. The securities of small-sized companies are often less liquid than those of larger, more established companies. The number of small-sized companies whose securities are listed on securities exchanges has been declining while investor demand for the securities of such issuers has been increasing, in

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each case relative to historical trends, which may increase the Fund’s exposure to illiquid investments risk. As a result, the Fund’s investments in the securities of small-sized companies may be difficult to purchase or sell at an advantageous time or price, which could prevent the Fund from taking advantage of investment opportunities. From time to time, small-sized company securities may have to be sold at a discount from their current market prices or in small lots over an extended period, since they may be harder to sell than larger-cap securities. In addition, it may be difficult to find buyers for securities of small-sized companies that a Fund wishes to sell when the company is not perceived favorably in the marketplace or during periods of poor economic or market conditions. Such companies may be subject to certain business risks due to their smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The costs of purchasing and selling securities of small-sized companies may be greater than those of more widely traded securities.

• Sovereign Debt Risk—The risk that the issuer of non-U.S. sovereign debt or the governmental authorities that control the repayment of such debt may be unable or unwilling to repay principal or interest when due. This may result from political or social factors, the general economic environment of a country, levels of foreign debt or foreign currency exchange rates, among other possible reasons. To the extent the issuer or controlling governmental authority is unable or unwilling to repay principal or interest when due, a Fund may have limited recourse to compel payment in the event of default.

• Special Risks of Investing in Natural Resources Investments—Exposure to natural resources investments may subject a Fund to greater volatility than more traditional investments. The value of natural resources and their related financial instruments may fluctuate widely based on a variety of factors, including changes in overall market conditions, political and economic events and policies, war, terrorism and changes in interest or inflation rates. Prices of various natural resources may also be affected by factors such as drought, floods, weather, embargoes, taxes, levies and other regulatory developments, as well as by fluctuations in supply and demand and disruptions in both producing and consuming countries. Certain natural resources may be produced in limited quantities, in limited areas or by a limited number of producers. As a result, events related to such areas or producers could have a disproportionate impact on the prices of such natural resources.

Additionally, a Fund’s direct investment in natural resources may be subject to greater business and financial risk than other investments if there is no readily available market for such natural resources. There may also be enhanced costs with taking custody of and protecting such natural resources than in the case of financial instruments.

• Special Risks Relating to Inflation-Indexed Bonds—The risk that market values of inflation-indexed investments held by the Fund may be adversely

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affected by a number of factors, including changes in the market’s inflation expectations, changes in real rates of interest or declines in inflation (or deflation). There is a risk that interest payments in inflation-indexed investments may fall because of a decline in inflation (or deflation). In addition, the CPI-U may not accurately reflect the true rate of inflation. If the market perceives that any of these events have occurred, then the market value of those investments could be adversely affected.

• Special Situation Risk—Stocks of companies involved in acquisitions, consolidations, tender offers or exchanges, takeovers, reorganizations, mergers and other special situations can involve more risk than ordinary securities due to the high degree of uncertainty associated with such events. If the anticipated benefits of such developments do not ultimately materialize, the value of a special situation company may decline. As a result, the prices of securities of these companies can be more volatile than the prices of securities of similar companies, resulting in permanent loss of capital. Also, transactions may take longer than originally anticipated, resulting in lower annualized returns than contemplated at the time of investment. The following types of companies are more likely to experience special situations: smaller companies, emerging growth companies, and early development stage companies. Also, companies with any of the following characteristics are more likely to experience special situations: participating in an initial public offering, operating at a loss, or having little or no revenue history.

• Style Risk—A Fund that uses either a growth investing or a value investing style entails the risk that equity securities representing either style may be out of favor in the marketplace for various periods of time, and result in underperformance relative to the broader market sector or significant declines in the Fund’s portfolio value.

• Risks of Growth Investing—Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For example, the price of a growth stock may experience a larger decline on a forecast of lower earnings, or a negative event or market development, than would a value stock. Because the value of growth companies is often a function of their expected earnings growth, there is a risk that such earnings growth may not occur or cannot be sustained.

• Risks of Value Investing—Securities believed to be undervalued are subject to the risks that: (1) the issuer’s potential business prospects are not realized; (2) their potential values are never recognized by the market; and (3) due to unanticipated or unforeseen problems associated with the issuer or industry, they were appropriately priced when acquired and therefore do not perform as anticipated.

• U.S. Government Securities Risk—U.S. Treasury obligations and some obligations of U.S. Government agencies and instrumentalities are supported

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by the full faith and credit of the U.S. Government. Other U.S. Government agencies or instrumentalities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer. No assurance can be given that the U.S. Government would provide financial support to its agencies or instrumentalities if not required to do so by law, and such agencies or instrumentalities may not have the funds to meet their payment obligations in the future. Therefore, securities issued by U.S. Government agencies or instrumentalities that are not backed by the full faith and credit of the U.S. Government may involve increased risk of loss of principal and interest. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

To the extent a Fund invests significantly in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, any market movements, regulatory changes or changes in political or economic conditions that affect the securities of the U.S. Government or its agencies or instrumentalities in which the Fund invests may have a significant impact on the Fund’s performance. Events that would adversely affect the market prices of securities issued or guaranteed by one U.S. Government agency or instrumentality may adversely affect the market prices of securities issued or guaranteed by other agencies or instrumentalities.

In addition to the investment risks set forth above, there are other risks associated with investing in the Funds and their investments that are discussed elsewhere in the Funds’ Prospectus and in the Funds’ SAI. There can be no assurances that a Fund will achieve its investment objective. You should not consider any Fund to be a complete investment program.

Additional information on investment strategies and risks of the Funds and Underlying Funds

The Equity Funds

The Underlying Funds of the Trust that invest primarily in equity securities—the Growth & Income Fund, the Mid-Cap Growth Fund, the Mid-Cap Value Fund, the Enhanced Large-Cap Growth Index Fund, the Enhanced Large-Cap Value Index Fund, the Large-Cap Growth Fund, the Large-Cap Value Fund, the Small-Cap Equity Fund, the Small/Mid-Cap Equity Fund, the International Equity Fund, the Global Natural Resources Fund, the Enhanced International Equity Index Fund, the Emerging Markets Equity Fund and the International Opportunities Fund (collectively, the “Equity Funds”)—may also invest in short-term debt securities of the same type as those held by the TIAA-CREF Money Market Fund and other kinds of short-term instruments. These short-term investments help the Equity Funds maintain liquidity, use cash balances effectively, and take advantage of attractive investment opportunities. The Equity Funds also may invest up to 20% of their assets in fixed-income securities. The Equity Funds may also manage

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cash by investing in money market funds or other short-term investment company securities.

Each Fund and/or Equity Fund may write (sell) call options, including covered call options, and purchase put options, to try to enhance income, reduce portfolio volatility and protect gains in its portfolio. Such options may include put and call options on securities of the types in which a Fund or an Equity Fund may invest and on securities indices composed of such securities. In writing (selling) call options, a Fund or an Equity Fund may give up the opportunity to profit on a security if the market price of the security rises and the option is exercised and, conversely, the premiums received from call options sold may not reduce the extent of a Fund’s or an Equity Fund’s losses during periods of market decline. In purchasing call and put options, a Fund or an Equity Fund may purchase a call or put option that expires with no value due to the market price of the security remaining below or above, as applicable, the strike price of the option. In such an event, a Fund or an Equity Fund would lose the value of the premium paid for the call or put option but would also receive no economic benefit from the purchase or sale, as applicable, of the security. The Funds and the Equity Funds can also write (sell) put options. In writing put options, a Fund or an Equity Fund may experience losses on a security if the market price of the security declines and the option is exercised and, conversely, the premiums received from the put options sold may not reduce the extent of a Fund’s or an Equity Fund’s losses during periods of market decline.

In addition, each Fund and/or Equity Fund may buy and sell futures contracts on securities indices composed of securities of the types in which it may invest, and put and call options on such futures contracts. Each Fund and/or Equity Fund may use such futures contracts and options on futures contracts for hedging or cash management purposes, or to seek increased total return. Futures contracts permit a Fund and/or an Underlying Fund to gain exposure to groups of securities and thereby have the potential to earn returns that are similar to those that would be earned by direct investments in those securities or instruments.

Where appropriate futures contracts do not exist, or if Advisors deems advisable for other reasons, a Fund and/or an Equity Fund may invest in investment company securities, such as exchange-traded funds (“ETFs”). A Fund and/or an Equity Fund may also invest in ETFs as well as exchange-traded notes (“ETNs”) for cash management purposes or other purposes, including to gain exposure to certain sectors or securities that are represented by ownership in ETFs. ETFs and ETNs will be subject to the risks associated with the types of asset classes, securities or sectors that they track, while ETNs, which are structured as fixed-income obligations, will also be subject to the general risks of fixed-income securities, including credit risk. When an Equity Fund or a Fund invests in ETFs, ETNs or other Underlying Funds that are not offered by the Trust (“Unaffiliated Underlying Funds”), it will bear a proportionate share of expenses charged by the investment company in which the Equity Fund or the Fund invests.

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An ETF may trade at a premium or discount to NAV. In seeking to manage currency exposure, the Funds and/or the Equity Funds may also enter into forward currency contracts and currency swaps and may buy or sell put and call options and futures contracts on foreign currencies.

The Funds and the Equity Funds can also invest in derivatives and other similar financial instruments, such as equity swaps (including contracts for difference, an arrangement where the return is linked to the price movement of an underlying security or a stock market index) and equity-linked fixed-income securities, so long as these derivatives and financial instruments are consistent with a particular Fund’s investment objective, restrictions and policies and current regulations.

The Fixed-Income Funds

The Underlying Funds of the Trust that invest primarily in fixed-income securities—the Bond Fund, the Bond Plus Fund, the Inflation-Linked Bond, the High-Yield Fund, the Short-Term Bond Fund, the Emerging Markets Debt Fund and the International Bond Fund (collectively, the “Fixed-Income Funds”)—may make certain other investments, but not as principal strategies. For example, the Fixed-Income Funds may invest in interest-only and principal-only mortgage-backed securities. These instruments have unique characteristics and are more sensitive to prepayment risk and extension risk than traditional mortgage-backed securities. Similarly, the Fixed-Income Funds may also buy and sell put and call options, futures contracts, and options on futures. The Fixed-Income Funds intend to use options and futures primarily as a hedging technique or for cash management as well as risk management. In seeking to manage currency risk, the Fixed-Income Funds can also enter into forward currency contracts, and buy or sell options and futures on foreign currencies, or enter into foreign currency contracts. The Fixed-Income Funds can also buy and sell swaps and options on swaps, so long as these are consistent with each Fixed-Income Fund’s investment objective, restrictions and policies, as well as current regulations.

Derivatives risks

The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments to which the derivatives relate. Derivatives such as swaps are subject to risks such as liquidity risk, interest rate risk, market risk, and credit risk. These derivatives involve the risk of mispricing or improper valuation and the risk that the prices of certain options, futures, swaps (including credit default swaps), forwards and other types of derivative instruments, and their prices, may not correlate perfectly with the prices or performance of the underlying security, currency, rate, index or other asset. Certain derivatives present the risk of default by the other party to the contract, and some derivatives are, or may suddenly become, illiquid. Some of these risks exist for futures and options which may trade on established markets. Unanticipated changes in interest rates, securities

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prices or currency exchange rates may result in poorer overall performance of a Fund than if it had not entered into derivatives transactions. The potential for loss as a result of investing in derivatives, and the speed at which such losses can be realized, can be greater than investing directly in the underlying security or other instrument. Derivative investments can create leverage by magnifying investment losses or gains, and the Fund and the Underlying Fund could lose more than the amount invested. Investment returns could depend primarily upon the performance of securities that the Fund or the Underlying Fund does not own. Changes in regulation relating to a mutual fund’s use of derivatives could potentially limit or impact an Underlying Fund’s or a Fund’s ability to invest in derivatives and adversely affect the value or performance of derivatives, the Underlying Funds and the Fund.

Investments for temporary defensive purposes

Each Fund, as well as each Underlying Fund, may, for temporary defensive purposes, invest all of its assets in cash and money market instruments, including, for the Funds, the Money Market Fund. In doing so, the Fund and the Underlying Fund may be successful in reducing market losses but may otherwise fail to achieve their respective investment objectives.

Portfolio holdings

A description of the Funds’ policies and procedures with respect to the disclosure of their portfolio holdings is available in the Funds’ SAI.

Portfolio turnover

While each Fund will normally seek to invest in Underlying Funds for the long term, it may frequently rebalance those holdings with the goal of staying close to its projected target allocations. Therefore, a Fund may sell shares of Underlying Funds regardless of how long they have been held. Although a Fund bears no brokerage commissions when it buys or sells shares of Underlying Funds of the Trust or other affiliated Underlying Funds, it may bear transaction costs, including brokerage commissions, when it transacts in shares of Unaffiliated Underlying Funds. A “high portfolio turnover rate” for a Fund with respect to its holdings of Unaffiliated Underlying Funds generally will result in greater transaction costs, including brokerage commissions or bid-ask spreads, borne by the Funds and, ultimately, by shareholders. The portfolio turnover rates of the Funds during recent fiscal periods are provided in the Financial highlights. The Funds are not subject to a specific limitation on portfolio turnover and are generally not managed to minimize tax burdens of shareholders.

An Underlying Fund that engages in active and frequent trading of portfolio securities will have a correspondingly higher portfolio turnover rate. A high portfolio turnover rate for an Underlying Fund generally will result in greater transaction costs, including brokerage commissions or bid-ask spreads, borne by the Underlying Fund and, ultimately, by Fund shareholders. Also, Underlying

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Funds with high turnover rates may be more likely to generate capital gains that must be distributed to the Funds, and ultimately to Fund shareholders, as taxable income. None of the Underlying Funds of the Trust is subject to a specific limitation on portfolio turnover, and securities of each Underlying Fund may be sold at any time such sale is deemed advisable for investment or operational reasons.

Share classes

Each Fund may offer Institutional, Advisor, Premier and Retirement Class shares in this Prospectus. The Lifecycle Retirement Income Fund also offers Retail Class shares. Each Fund’s investments are held by the Fund as a whole, not by a particular share class, so an investor’s money will be invested the same way no matter which class of shares is held. However, there are differences among the fees and expenses associated with each class and not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Please contact us if you have questions or would like assistance in determining which class is right for you.

Management of the Funds

The Funds’ investment adviser

Advisors manages the assets of the Trust, under the supervision of the Board of Trustees. Advisors is an indirect wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). TIAA is a life insurance company founded in 1918 by the Carnegie Foundation for the Advancement of Teaching and is the companion organization of College Retirement Equities Fund (“CREF”), the first company in the United States to issue a variable annuity. Advisors is registered as an investment adviser with the SEC under the Investment Advisers Act of 1940. Advisors also manages the investments of TIAA Separate Account VA-1 and TIAA-CREF Life Funds. Through an affiliated investment adviser, TIAA-CREF Investment Management, LLC (“TCIM”), certain personnel of Advisors also manage the investment accounts of CREF. As of June 30, 2016, Advisors and TCIM together had approximately $308 billion of registered investment company assets under management. Advisors is located at 730 Third Avenue, New York, NY 10017-3206.

TIAA entities sponsor an array of financial products for retirement and other investment goals. For some of these products, for example, the investment accounts of CREF, TIAA or its subsidiaries perform services “at-cost.” The Funds offered in the Prospectus, however, pay the management fees and other expenses that are described in the tables of fees and expenses in this Prospectus. The management fees paid by the Funds to Advisors are intended to compensate Advisors for its services to the Funds and are not limited to the reimbursement of Advisors’ costs. Thus, under this arrangement, Advisors can

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earn a profit or incur a loss on the services which it renders to the Funds. The Funds also pay Advisors for certain administrative services that Advisors provides to the Funds on an at-cost basis.

Advisors manages the assets of the Funds pursuant to an investment management agreement with the Trust (the “Management Agreement”). Advisors’ duties under the Management Agreement include, among other things, providing the Funds with investment research, advice and supervision; furnishing an investment program for the Funds; determining which securities or other investments to purchase, sell or exchange; and providing or obtaining any other necessary services to manage, acquire or dispose of securities, cash or other investments. Advisors also supervises and acts as liaison among the various service providers to the Funds, such as the custodian and transfer agent.

Investment management fees

Under the terms of the Management Agreement, Advisors is entitled to a fee at an annual rate of 0.10% of the average daily net assets of each Fund. Advisors has contractually agreed to waive this management fee on each Fund. This waiver will remain in effect until September 30, 2019 unless changed with approval of the Board of Trustees. Due to these waivers, Advisors received no management fees from the Lifecycle Funds during the fiscal periods ended May 31, 2014, May 31, 2015 and May 31, 2016. Advisors also receives management fees as the investment adviser to the Underlying Funds.

In addition, Advisors has contractually agreed to reimburse each Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.25% of average daily net assets for Retail Class shares; (ii) 0.25% of average daily net assets for Retirement Class shares; (iii) 0.15% of average daily net assets for Premier Class shares; (iv) 0.15% of average daily net assets for Advisor Class shares of the Funds; and (v) 0.00% of average daily net assets for Institutional Class shares of the Funds. These expense reimbursement arrangements will continue through at least September 30, 2017, unless changed with approval of the Board of Trustees. Each Fund also pays Advisors for certain administrative services Advisors provides to the Funds on an at-cost basis.

A discussion regarding the basis for the Board of Trustees’ most recent approval of each Fund’s Management Agreement is available in the Funds’ annual shareholder report for the fiscal period ended May 31, 2016. For a free copy of the Funds’ shareholder report, please call 800-842-2252, visit the Funds’ website at www.tiaa.org or visit the SEC’s website at www.sec.gov.

Portfolio management team

The Funds are managed by a team of managers, whose members are responsible for the day-to-day management of the Funds, with expertise in the area applicable to the Funds’ investments. Certain team members are, for

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example, principally responsible for selecting appropriate investments for the Funds and others are principally responsible for asset allocation. The following is a list of members of the management team primarily responsible for managing each Fund’s investments, along with their relevant experience. The members of the management team may change from time to time.

Name & Title	Portfolio Role/ Coverage/ Expertise/Specialty	Experience Over Past Five Years	Total Experience (since dates specified below)
			At TIAA	Total	On Team
Lifecycle Funds

John M. Cunniff, CFA Managing Director	Asset Allocation (allocation strategies)	Advisors, TCIM and other advisory affiliates of TIAA—2006 to Present (quantitative portfolio manager)	2006	1992	2006

Hans L. Erickson, CFA Managing Director	Asset Allocation (general oversight)	Advisors, TCIM and other advisory affiliates of TIAA—1996 to Present (oversight and management responsibility for all asset allocation funds; oversight for quantitative equity strategies and equity index funds prior to 2011)	1996	1988	2006

The Funds’ SAI provides additional disclosure about the compensation structure for the Funds’ portfolio managers, the other accounts they manage, total assets in those accounts and potential conflicts of interest, as well as the portfolio managers’ ownership of shares of the Funds they manage.

Other services

Under the terms of the Administrative Services Agreement with the Trust, responsibility for payment of expenses relating to oversight and performance of certain services, including transfer agency, dividend disbursing, accounting, administrative, compliance and shareholder services, is allocated directly either to the Funds or to Advisors.

For Advisors’ provision of such administrative, compliance and other services to the Funds under the Administrative Services Agreement, the Fund pays to Advisors at the end of each calendar month the allocated costs of such services as determined under the TIAA cost allocation methodology then in effect.

For Retirement Class shares of the Funds, the Funds have a separate service agreement with Advisors (the “Retirement Class Service Agreement”) pursuant to which Advisors provides or arranges for the provision of administrative and shareholder services for Retirement Class shares, including services associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Under the Retirement Class Service Agreement, the Retirement Class of each Fund pays a monthly fee to Advisors at an annual rate of up to 0.25% of average daily net assets, which is reflected as part of “Other expenses” in the

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“Fees and expenses” section of this Prospectus. Advisors may rely on affiliated or unaffiliated persons to fulfill its obligations under the Retirement Class Service Agreement.

Distribution and service arrangements

All classes

Teachers Personal Investors Services, Inc. (“TPIS”) distributes each class of Fund shares. TPIS may enter into agreements with other intermediaries, including its affiliated broker-dealer, TIAA-CREF Individual & Institutional Services, LLC (“Services”), to offer and sell shares of the Funds. For Premier Class and Retail Class shares, TPIS may utilize some or all of the Rule 12b-1 plan fees it receives from Premier Class and Retail Class shares to pay such other intermediaries for services provided in connection with the sale, promotion and/or servicing of Premier Class and Retail Class shares, respectively.

Additional information about payments to intermediaries appears in the Funds’ SAI.

Other payments by the Funds

Institutional Class

More information about the Funds’ distribution and services arrangements for Institutional Class shares appears in the Funds’ SAI.

Advisor Class

In addition to the fees the Funds pay to their transfer agent, TPIS or Advisors, on behalf of the Advisor Class of the Funds, the Funds may enter into agreements with financial intermediaries pursuant to which the Funds will pay financial intermediaries for administrative, networking, recordkeeping, sub-transfer agency and shareholder services. The Funds have adopted a Shareholder Servicing Plan (“Servicing Plan”) with respect to Advisor Class shares that has been approved by the Board of Trustees that outlines the types of services to be provided to the Funds by these financial intermediaries. The Servicing Plan also provides the maximum rates that the Funds may pay such financial intermediaries, which are generally based on: (1) an annual percentage of the average daily net assets of Fund shareholders serviced by a financial intermediary; or (2) a fixed dollar amount for each account serviced by a financial intermediary. The aggregate amount of these payments may be substantial and may vary significantly among intermediaries but will be limited by Advisors’ agreement to reimburse each Fund if total Advisor Class expenses (subject to certain exclusions) exceed certain specified amounts.

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Premier Class

The Funds have adopted a distribution plan under Rule 12b-1 with respect to Premier Class shares under which the Funds pay TPIS an annual fee as compensation for TPIS’ or other entities’ services related to the sale, promotion and/or servicing of Premier Class shares.

Under the plan, the Funds pay TPIS at the annual rate of up to 0.15% of average daily net assets attributable to Premier Class shares for distribution and promotion-related activities, as well as shareholder and account maintenance services, and TPIS may pay another entity for providing such services. Advisors, TPIS and their affiliates, at their own expense, may also pay for distribution, promotional and/or shareholder and account maintenance expenses of Premier Class shares. Because Rule 12b-1 plan fees are paid out of Premier Class assets on an ongoing basis, over time they will increase the cost of your investment in the Premier Class.

More information about the Funds’ distribution and services arrangements for Premier Class shares appears in the Funds’ SAI.

Retirement Class

Each Fund has adopted a distribution plan under Rule 12b-1 with respect to Retirement Class shares under which each Fund may pay TPIS an annual fee for TPIS’ or other entities’ services related to the sale and promotion of Retirement Class shares and ongoing servicing and maintenance of accounts of the Funds’ shareholders, including sales and other expenses relating to the servicing efforts.

Under the plan, each Fund may pay TPIS and TPIS may, in turn, pay another entity up to 0.05% of average daily net assets attributable to Retirement Class shares for distribution and promotion-related expenses as well as shareholder services. To the extent Rule 12b-1 plan fees are paid out of the Funds’ assets on an ongoing basis, over time they will increase the cost of your investment in the Funds.

The Board of Trustees has not approved the payment of any fees by the Retirement Class of a Fund under the Rule 12b-1 plan. Accordingly, no such fees are currently charged to the Retirement Class of a Fund. Fees pursuant to the Retirement Class Rule 12b-1 plan may only be imposed upon approval of the Board of Trustees. Retirement Class shareholders will be notified prior to any imposition of a Rule 12b-1 plan fee.

More information about the Funds’ distribution and services arrangements for Retirement Class shares appears in the Funds’ SAI.

Retail Class

The Retirement Income Fund has adopted a distribution plan under Rule 12b-1 with respect to Retail Class shares under which the Fund pays TPIS an annual fee as compensation for TPIS’ or other entities’ services related to the sale, promotion and/or servicing of Retail Class shares.

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Under the plan, the Fund pays TPIS at the annual rate of up to 0.25% of average daily net assets attributable to Retail Class shares for distribution and promotion-related activities, as well as shareholder and account maintenance services, and TPIS may pay another entity for providing such services. Advisors, TPIS and their affiliates, at their own expense, may also pay for distribution, promotional and shareholder account maintenance expenses of Retail Class shares. Because Rule 12b-1 plan fees are paid out of Retail Class assets on an ongoing basis, over time they will increase the cost of your investment in the Retail Class.

More information about the Fund’s distribution and services arrangements for Retail Class shares appears in the Fund’s SAI.

Other payments by TPIS, Advisors or their affiliates

In addition to the payments from the Funds made to financial intermediaries as previously described, TPIS, Advisors or their affiliates may from time to time make additional payments, out of their own resources, to certain financial intermediaries that sell shares of the TIAA-CREF Funds. These payments are often referred to as “revenue sharing.” These payments may be made in order to promote the sale and retention of Fund shares by intermediaries and their customers. The amounts of these distribution-related revenue sharing payments may vary by financial intermediary and, with respect to a given financial intermediary, are typically calculated by reference to the amount of the financial intermediary’s recent gross sales of TIAA-CREF Fund shares and/or total assets of TIAA-CREF Funds held by the intermediary’s customers. The level of distribution-related revenue sharing payments that TPIS, Advisors or their affiliates are willing to provide to a particular financial intermediary may be affected by, among other factors, the intermediary’s total assets held in and recent net investments into the TIAA-CREF Funds, the intermediary’s level of participation in TIAA-CREF Fund sales and marketing programs, the intermediary’s compensation program for its registered representatives who sell TIAA-CREF Fund shares and provide services to TIAA-CREF Fund shareholders, and the asset class of the TIAA-CREF Funds for which these payments are provided. The SAI contains additional information about these payments. TPIS may also make payments to financial intermediaries in connection with sales meetings, due diligence meetings, prospecting seminars and other meetings at which TPIS promotes its products and services. Payments to intermediaries may include payments to certain third-party broker-dealers and financial advisors, including fund supermarkets, to provide access to their fund distribution platforms.

In addition to revenue sharing payments to financial intermediaries related to distribution of the Funds’ shares, Advisors or its affiliates may also make revenue sharing payments out of their own assets to financial intermediaries as compensation for certain recordkeeping, shareholder communications and other account administration services provided to TIAA-CREF Fund shareholders who own their shares through these financial intermediaries’ accounts. These

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servicing-related revenue sharing payments are in addition to any applicable sub-transfer agency or similar fees paid to these financial intermediaries with respect to these services by the TIAA-CREF Funds out of Fund assets.

The amounts of revenue sharing payments to a financial intermediary could be significant, and may create an incentive for the intermediary or its representatives to recommend or offer shares of the Funds to you. The financial intermediary may elevate the prominence or profile of the Funds within the intermediary’s organization by, for example, placing the Funds on a list of preferred or recommended funds and/or granting TPIS, Advisors and/or their affiliates preferential or enhanced opportunities to promote the Funds in various ways within the intermediary’s organization.

Calculating share price

Each Fund determines its net asset value (“NAV”) per share, or share price, on each Business Day. The NAV for each Fund is calculated each Business Day as of the latest close of the regular (or core) trading session of the NYSE, NYSE Arca Equities or NYSE MKT (collectively, the “NYSE Exchanges”) (normally 4:00 p.m. Eastern Time or such earlier time that is the latest close of a regular (or core) trading session of any of the NYSE Exchanges). The Funds do not price their shares on days that are not a Business Day. The NAV per share for each class is determined by dividing the value of the Fund’s assets attributable to such class, less all liabilities attributable to such class, by the total number of shares of the class outstanding. The assets of each Fund consist primarily of shares of Underlying Funds, which are valued at their respective NAVs in the case of mutual funds. The values of any shares of Underlying Funds held by a Fund are based on the market value of the shares. Therefore, the share price of each of the Funds is determined based on the NAV per share or market value per share of each of its Underlying Funds (and the value of any other assets and liabilities of the Funds), subject to the fair value pricing procedures described below.

If a Fund invests in foreign securities that are primarily listed on foreign exchanges that trade on days when the Fund does not price its shares, the value of the foreign securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or redeem Fund shares. The value of the Fund’s investments denominated in foreign currencies is converted to U.S. dollars for purposes of determining the Fund’s NAV.

To value securities and other instruments held by the Underlying Funds (or the Fund, as applicable) of the Trust (other than for the Money Market Fund), such Underlying Funds (or Fund, as applicable) generally use market quotations or values obtained from independent pricing services to value such assets. If market quotations or values from independent pricing services are not readily available or are not considered reliable, the Underlying Funds of the Trust will use a security’s “fair value,” as determined in good faith using procedures approved by the Board of Trustees. Such Underlying Funds also use fair value if events that

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have a significant effect on the value of an investment (as determined in Advisors’ sole discretion) occur between the time when its price is determined and the time a Fund’s NAV is calculated. For example, a Fund might use a domestic security’s fair value when the exchange on which the security is principally traded closes early or when trading in the security is halted and does not resume before the Fund’s NAV is calculated. Like the Funds, the Underlying Funds of the Trust do not price their shares on dates when the NYSE Exchanges are closed. This remains the case for Underlying Funds of the Trust that invest in foreign securities that are primarily listed on foreign exchanges that trade on days when such Underlying Funds do not price their shares, even though such securities may continue to trade and their values may fluctuate when the NYSE Exchanges are closed. The use of fair value pricing can involve reliance on quantitative models or individual judgment, and may result in changes to the prices of portfolio securities that are used to calculate the NAV of an Underlying Fund of the Trust. Although the Underlying Funds of the Trust fair value portfolio securities on a security-by-security basis, those that hold foreign portfolio securities may see their portfolio securities fair valued more frequently than other Underlying Funds that do not hold foreign securities.

Fair value pricing of equity securities most commonly occurs with securities that are primarily traded outside of the United States. This may have the effect of decreasing the ability of market timers to engage in “stale price arbitrage,” which takes advantage of the perceived difference in price from a foreign market closing price. For these foreign securities, an Underlying Fund of the Trust uses a fair value pricing service approved by the Board of Trustees. This pricing service employs quantitative models to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE Exchanges. Fair value pricing is subjective in nature and the use of fair value pricing by the Underlying Fund may cause the NAV of the Underlying Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the foreign exchange on which a portfolio security is primarily traded.

While using a fair value price for foreign securities is intended to decrease the ability of market timers to make money by exchanging into or out of an affected Underlying Fund to the detriment of longer-term shareholders, it may reduce some of the certainty in pricing obtained by using actual market close prices.

Fixed-income securities, including money market instruments (other than those held by a money market Underlying Fund of the Trust), are valued using market quotations, independent pricing sources or values derived from a pricing matrix that has various types of the applicable fixed-income instrument along one axis and various maturities along the other. The use of a price derived from a pricing matrix is a method of fair value pricing.

The Fund will use fair value, as determined under its fair value procedures, to the extent that the value of any of its investments, including any Underlying Funds, are unavailable or not considered reliable.

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Dividends and distributions

Each Fund expects to declare and distribute to shareholders substantially all of its net investment income and net realized capital gains, if any. The amount distributed will vary according to the income received from investments held by a Fund and capital gains realized from the sale of investments. The Retirement Income Fund plans to pay dividends on a quarterly basis. Each other Fund plans to pay dividends on an annual basis.

Each Fund intends to pay net capital gains, if any, annually. Dividends and capital gains can be paid in cash or reinvested. If you have elected to receive your distributions in cash and the distribution amount is less than $10, then the amount will be automatically reinvested in the Fund and no check will be issued. If the postal service is unable to deliver checks to your address of record, or the distribution check remains outstanding for six months or more, then the Funds reserve the right to reinvest the distribution check into your account using the Fund’s current NAV and to change your distribution option to reinvestment. No interest will accrue on amounts represented by uncashed distribution checks.

Dividends and capital gain distributions paid to shareholders who hold their shares through a TIAA-administered retirement plan or custody account will automatically be reinvested in additional shares of the same class of the particular Fund. All other shareholders may elect from the following distribution options (barring any restrictions from the intermediary or plan through which such shares are held):

1. Reinvestment option, same Fund. Your dividend and capital gain distributions are automatically reinvested in additional shares of the same share class of the Fund. Unless you elect otherwise, this will be your default distribution option.

2. Reinvestment option, different Fund. Your dividend and capital gain distributions are automatically reinvested in additional shares of the same share class of another fund in which you already hold shares.

3. Income-earned option. Your long-term capital gain distributions are automatically reinvested, but you will be sent a check for each dividend and short-term capital gain distribution.

4. Capital gains option. Your dividend and short-term capital gain distributions are automatically reinvested, but you will be sent a check for each long-term capital gain distribution.

5. Cash option. A check will be sent for your dividend and each capital gain distribution.

On a Fund’s distribution date, the Fund makes distributions on a per share basis to the shareholders who hold and have paid for Fund shares on the record date. The Funds do this regardless of how long the shares have been held. This means that if you buy shares just before or on a record date, you will pay the full price for the shares and then you may receive a portion of the price back as a taxable distribution (see the discussion of “Buying a dividend” below under

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“Taxes”). Cash distribution checks will be mailed within seven days of the distribution date.

Shareholders who hold their shares through a variable insurance or annuity product, an employee benefit plan or through an intermediary may be subject to restrictions on their distribution payment options imposed by the product, plan or intermediary. Please contact the variable insurance or annuity product issuer or your plan sponsor or intermediary for more details.

Taxes

As with any investment, you should consider how your investment in a Fund will be taxed.

Taxes on dividends and distributions. Unless you are tax-exempt or hold Fund shares in a tax-deferred account, you are subject to federal income tax on dividends and taxable distributions each year. Your dividends and taxable distributions generally are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in October, November or December of a year and paid in January of the following year are taxable as if they were paid on December 31 of the prior year.

For federal tax purposes, income and short-term capital gain distributions from a Fund are taxed as ordinary income, and long-term capital gain distributions are taxed as long-term capital gains. Every January, a statement showing the taxable distributions paid to you in the previous year from a Fund will be sent to you and the Internal Revenue Service (“IRS”) (for taxable accounts only). Whether or not a capital gain distribution is considered long-term or short-term depends on how long the Fund held the securities the sale of which led to the gain.

A portion of ordinary income dividends paid by a Fund to individual investors may constitute “qualified dividend income” that is subject to the same maximum tax rates as long-term capital gains. The portion of a dividend that will qualify for this treatment will depend on the aggregated qualified dividend income received by a Fund. Notwithstanding this, certain holding period requirements with respect to a shareholder’s shares in a Fund may apply to prevent the shareholder from treating any portion of a dividend as “qualified dividend income.” Additional information about this can be found in the Funds’ SAI.

Taxes on transactions. Unless a transaction involves Fund shares held in a tax-deferred account, redemptions (sales), including exchanges to other funds, may also give rise to capital gains or losses. The amount of any capital gain or loss will be the difference, if any, between the adjusted cost basis of your shares and the price you receive when you sell or exchange them. In general, a capital gain or loss will be treated as a long-term capital gain or loss if you have held your shares for more than one year.

Each Fund is required to report to the IRS and furnish to certain Fund shareholders the cost basis information for sale transactions of shares purchased on or after January 1, 2012. Shareholders may elect to have one of

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several cost basis methods applied to their account when calculating the cost basis of shares sold, including average cost, “first-in, first-out” (“FIFO”), or some other specific identification method. Unless you instruct otherwise, each Fund will use average cost as its default cost basis method, and will treat sales as first coming from shares purchased prior to January 1, 2012. If average cost is used for a shareholder’s first sale of the Fund shares covered by these new rules, the shareholder may only use an alternative cost basis method for shares purchased prospectively. Fund shareholders should consult with their tax advisors to determine the best cost basis method for their tax situation.

For shares you sell that were purchased prior to January 1, 2012, you will be sent a statement showing how many shares you sold and at what price. However, the statement will not include cost basis information and will not be furnished to the IRS. You or your tax preparer must determine whether this sale resulted in a capital gain or loss and the amount of tax to be paid on any gain. Be sure to keep your regular account statements; the information they contain will be essential in calculating the amount of your capital gains or losses.

Backup withholding. If you fail to provide a correct taxpayer identification number or fail to certify that it is correct, the Funds are required by law to withhold 28% of all the distributions and redemption proceeds paid from your account. The Funds are also required to begin backup withholding if instructed by the IRS to do so.

Buying a dividend. If you buy shares just before a Fund deducts a distribution from its NAV, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution. This is referred to as “buying a dividend.” For example, assume you bought shares of a Fund for $10.00 per share the day before the Fund paid a $0.25 dividend. After the dividend was paid, each share would be worth $9.75, and, unless you hold your shares through a tax-deferred arrangement such as a 401(a), 401(k) or 403(b) plan or an IRA, you will have to include the $0.25 dividend in your gross income for tax purposes.

Effect of foreign taxes. Foreign governments may impose taxes on a Fund and its Underlying Funds and their investments and these taxes generally will reduce the Fund’s distributions. If a Fund qualifies to pass through a credit for such taxes paid and elects to do so, an offsetting tax credit or deduction may be available to you if you maintain a taxable account. If so, your tax statement will show more taxable income than was actually distributed by the Fund, but will also show the amount of the available offsetting credit or deduction.

Other restrictions. There are tax requirements that all mutual funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, a Fund or an Underlying Fund may have to limit its investment in some types of instruments.

Special considerations for certain institutional investors. If you are a corporate investor, a portion of the dividends from net investment income paid by a Fund may qualify for the corporate dividends-received deduction. The portion of

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the dividends that will qualify for this treatment will depend on the aggregate qualifying dividend income that the Fund receives from the Underlying Funds. Certain holding period and debt financing restrictions may apply to corporate investors seeking to claim the deduction.

Taxes related to employee benefit plans or IRAs. Generally, individuals are not subject to federal income tax in connection with shares held (or that are held on their behalf) in participant or custody accounts under Code section 401(a) employee benefit plans (including 401(k) and Keogh plans), Code section 403(b) or 457 employee benefit plans, or IRAs. Distributions from such plan participant or custody accounts may, however, be subject to ordinary income taxation in the year of the distribution. For information about the tax aspects of your plan or IRA or Keogh account, please consult your plan administrator, TIAA or your tax advisor.

Other tax matters. Certain investments of a Fund, including certain debt instruments, foreign securities and shares of other investment funds, could affect the amount, timing and character of distributions you receive and could cause a Fund to recognize taxable income in excess of the cash generated by such investments (which may require a Fund to liquidate other investments in order to make required distributions).

This information is only a brief summary of certain federal income tax information about your investment in a Fund. The investment may have state, local or foreign tax consequences, and you should consult your tax advisor about the effect of your investment in a Fund in your particular situation. Additional tax information can be found in the Funds’ SAI.

Your account: purchasing, redeeming
or exchanging shares

Fund shares offered in this Prospectus

The Funds offer five share classes: Retail, Retirement, Premier, Advisor and Institutional Class shares. Retail Class shares are available for purchase through certain financial intermediaries or by contacting the Funds directly at 800 223-1200 or www.tiaa.org. Retirement Class and Premier Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts. Advisor Class shares are available to purchase through certain financial intermediaries, employee benefit plans and insurance company separate accounts. Institutional Class shares are available for purchase directly from the Funds by certain eligible investors (which include employee benefit plans and financial intermediaries). Investors should note that certain account minimums may be required for purchasing Retail or Institutional Class shares.

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Share class eligibility

Overview

Each of the Funds' share classes has certain eligibility requirements that apply when purchasing Fund shares. Eligibility to purchase a certain class of shares is generally based on the type of account being opened in a Fund as well as certain account minimums. In order to better understand the eligibility requirements outlined below, the following defined terms shall apply when used throughout this Prospectus.

Definitions

Financial Intermediary Accounts. These include accounts held through platforms, programs, plans and other similar entities, as well as omnibus accounts, on behalf of other investors. Additionally, Financial Intermediary Accounts may include, but are not limited to, the following:

• Employee Benefit Plans (as defined below);

• Certain custody accounts sponsored or administered by TIAA, or by other entities not affiliated with TIAA, that are established by individuals as IRAs pursuant to section 408 of the Code; and

• Wrap accounts or other such arrangements as may be offered by a financial advisor or other intermediary.

Employee Benefit Plans. These include accounts sponsored or administered by either TIAA and its affiliates or by other entities not affiliated with TIAA and that are established by or on behalf of employers, or the trustees of plans sponsored by employers, in connection with certain Employee Benefit Plans. Such Employee Benefit Plans include those described in sections 401(a) (including 401(k) and Keogh plans), 403(a), 403(b) or 457 of the Code. Shareholders investing through such Employee Benefit Plans may have to pay additional expenses related to the administration of such plans. The Advisor Class is not available to SEPs, SAR-SEPs, SIMPLE IRAs and Keogh plans.

Eligible Investors. These include both Financial Intermediary Accounts and Employee Benefit Plans.

Direct Purchasers. These accounts are opened directly with the transfer agent for the Funds, Boston Financial Data Services, Inc., and include the following: individual, financial advisor, domestic trust and joint accounts; Traditional IRAs and Roth IRAs; corporate and institutional accounts; custodial accounts for a minor child under the Uniform Gift to Minors Act (“UGMA”) or Uniform Transfer to Minors Act (“UTMA”); and Coverdell education savings accounts.

Eligibility—Retail Class and Institutional Class

Retail Class and Institutional Class shares are available for purchase by or through the following types of accounts:

• Direct Purchasers;

• Financial Intermediary Accounts;

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• Other investment companies or pools;

• State-sponsored tuition savings plans (529) or healthcare saving accounts (HSA);

• Insurance company separate accounts advised by or affiliated with Advisors, or other affiliates of TIAA; and

• Other accounts, entities, programs, plans and categories of shareholders as may be approved by the Funds from time to time.

Eligibility—Retirement Class, Premier Class and Advisor Class

Retirement Class, Premier Class and Advisor Class shares are available for purchase by or through the following types of accounts:

• Financial Intermediary Accounts (which include Employee Benefit Plans);

• Other investment companies or pools;

• State-sponsored tuition savings plans (529) or healthcare saving accounts (HSA);

• Insurance company separate accounts advised by or affiliated with Advisors, or other affiliates of TIAA; and

• Other accounts, entities, programs, plans and categories of shareholders as may be approved by the Funds from time to time.

Account minimums

Investors should note that the following account minimums may be required for initial and subsequent purchases of Retail Class and Institutional Class shares:

• Retail Class shares: The minimum initial investment is $2,000 per Fund account for Traditional IRA, Roth IRA and Coverdell accounts and $2,500 for all other account types. Subsequent investments for all account types must be at least $100.

• Institutional Class shares: The minimum initial investment is $2 million per Fund account and the minimum subsequent investment is at least $1,000 unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Funds or their affiliates. Financial Intermediary Accounts where neither the investor nor the intermediary will receive, from the Funds or their affiliates, any commission payments, account servicing fees, recordkeeping fees, 12b-1 fees, sub-transfer agency fees, so called “finder’s fees,” administration fees or similar fees with respect to Institutional Class shares are not subject to initial purchase or subsequent investment minimums. Employee Benefit Plans, fee-based managed account programs (“wrap accounts”), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, thrifts, bank and trust companies that have entered into agreements to offer Institutional Class shares held in omnibus

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accounts on the books of the Funds are also exempt from initial and subsequent investment minimums.

The Funds have the discretion to waive or otherwise change the initial or subsequent minimum investment requirements at any time without any prior notice to shareholders. These minimum account requirements are discussed in more detail below.

There are no minimum account requirements, including initial or subsequent minimum investment requirements, for Retirement Class, Premier Class or Advisor Class shares.

All share classes

Each Fund reserves the right to determine in its sole discretion whether any potential investor is eligible to purchase Retail, Retirement, Premier, Advisor or Institutional Class shares. For more information with regard to Retail Class shares, please call the Funds at 800-223-1200, Monday through Friday, from 8:00 a.m. to 10:00 p.m. Eastern Time. For more information with regard to Retirement, Premier, Advisor or Institutional Class shares, please contact your financial intermediary or you may call the Funds at 800-842-2252, Monday through Friday, from 8:00 a.m. to 10:00 p.m. Eastern Time. If you are a Direct Purchaser of Institutional Class shares, please contact your assigned relationship manager (“Relationship Manager”).

Investors in all share classes should be aware that each Fund may from time to time, in its discretion, deviate from or vary the processes and procedures outlined below for purchasing, redeeming and exchanging shares.

The Funds are not responsible for any losses due to unauthorized or fraudulent instructions when purchasing, redeeming or exchanging shares as long as the Funds follow reasonable security procedures to verify your identity. It is your responsibility to review and verify the accuracy of your confirmation statements immediately after you receive them.

Purchasing shares

For Retail Class shares and Direct Purchasers of Institutional Class shares

How to open an account—Retail Class

Accounts can be opened online, via mail or in person. To open an account, send the Funds a completed application with your initial investment. To open an account online or download an application to mail to the Funds, please visit the TIAA Web Center at www.tiaa.org and click on Mutual Funds. At the Web Center, you can establish an individual, joint or custodial (UGMA/UTMA) account. If you have any questions or need help obtaining or completing the application, call the Funds at 800 223-1200. If you currently hold or in the future intend to hold your Retail Class shares indirectly through a financial intermediary, please contact the intermediary about initiating or making additional purchases of Retail Class shares.

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How to open an account—Institutional Class

Direct Purchasers interested in opening an account to hold Institutional Class shares should request an application from their Relationship Manager, who can answer any questions or help complete the application. The application will need to be submitted directly either to a Relationship Manager or to the Funds via mail. Confirmation that the account has been established will be delivered to the applicant or can be obtained by calling the Funds.

Minimum initial and subsequent investment

The minimum initial investment for Retail Class shares in Traditional IRA, Roth IRA and Coverdell accounts is $2,000 per Fund account. The minimum initial investment for Retail Class shares in all other accounts is $2,500 per Fund account. For Direct Purchasers of Institutional Class shares, the minimum initial investment is $2 million per Fund account. The Funds can only accept payment to establish a new account if the check presented for deposit into the new account is drawn against an account registered in the same name as the prospective investor.

Subsequent investments into the Retail Class for all account types must be at least $100 per Fund account. Subsequent investments into the Institutional Class for all account types must be at least $1,000 per Fund account. Financial intermediaries may enforce their own initial and subsequent investment minimums.

All Retail Class shareholders automatically have the right to buy shares by telephone or through the TIAA Web Center as long as bank account information and a voided check were provided at the time the account was established. If you do not want the telephone/web purchase option, you can indicate this on the application or call the Funds at 800 223-1200 any time after opening your account. You may add this privilege after the account has been established by completing an Account Services Form, which you can request by calling 800 223-1200, or you may download it from the Funds’ website. The Retail Class imposes a $100,000 per fund account per day limit on telephone and web purchases.

Transaction methods for purchases

Over the Internet: With TIAA’s Web Center, you can make electronic withdrawals from your designated bank account to buy additional Retail Class shares over the Internet. TIAA’s Web Center can be accessed through TIAA’s homepage at www.tiaa.org.

By telephone: You can request electronic withdrawals from your designated bank account to buy additional Retail Class shares of the Funds by calling 800 223-1200. You can request electronic withdrawals from your designated bank account to buy additional Institutional Class shares by calling your Relationship Manager.

Purchasing via mail: Send a check to either of the addresses listed below with an investment coupon from a previous confirmation statement. If you do not

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have an investment coupon, use a separate piece of paper including your name, address, Fund account number, the Fund and class you want to invest in and the amount to be invested in the Funds.

Make checks payable to “The TIAA-CREF Funds.”

First-Class Mail:

The TIAA-CREF Funds—(specify either: “Retail Class” or “Institutional Class”)

c/o Boston Financial Data Services

P.O. Box 55081

Boston, MA 02205-5081

Overnight Mail:

The TIAA-CREF Funds—(specify either: “Retail Class” or “Institutional Class”)

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

Purchasing via wire: See the section entitled “For Eligible Investors in Retirement, Premier, Advisor and Institutional Class shares and their clients— Transaction methods for purchases” below.

Purchasing via Automatic Investment Plan for Retail Class shares: You can make subsequent investments into Retail Class shares automatically by electing to utilize the Fund’s automatic investment plan (“Automatic Investment Plan”) on your initial application or later upon request. By electing this option you authorize the Fund to take regular, automatic withdrawals from your bank account. To begin this service, send the Fund a voided checking or savings account investment slip. It will take the Fund up to 10 days from the time it is received to set up your Automatic Investment Plan. You can make automatic investments semi-monthly or monthly (on the 1st and 15th of each month or on the next business day if those days are not business days). Investments must be made for at least $100 per Fund account. You can change the date or amount of your investment, or terminate the Automatic Investment Plan, at any time by letter or by telephone or over the Internet. The change will take effect approximately five business days after the Fund receives your request.

In-kind purchases of shares: Advisors, at its sole discretion, may allow the purchase of shares with investment securities (instead of cash), if: (1) Advisors believes the securities are appropriate investments for a Fund; (2) the securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise; and (3) the securities are permissible holdings under the Fund’s investment policies and restrictions. If a Fund accepts the securities, the shareholder’s account will be credited with shares equal in NAV to the market value of the securities received. Shareholders investing through a Financial Intermediary Account or Employee Benefit Plan who are interested in making in-kind purchases should contact their Financial

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Intermediary Account or Employee Benefit Plan sponsor directly. Otherwise, shareholders interested in making in-kind purchases should contact either their Relationship Manager or the Funds directly.

Payment limitations: Generally, for Retail Class shareholders and Direct Purchasers of Institutional Class shares, the Funds will not accept payment in the following forms (exceptions may apply):

• checks made out to you or other parties and signed over to the Funds;

• corporate checks for investment into non-corporate accounts;

• third-party checks except in limited circumstances with regard to subsequent investments (any check not made payable directly to TIAA-CREF Funds will be considered a third-party check); or

• travelers’ checks, money orders, credit card convenience checks, cash, counter checks or starter checks.

Stopped checks: If your purchase check does not clear or payment on it is stopped, or if the Funds do not receive good funds through wire transfer or electronic funds transfer, the Funds will treat this as a redemption of the shares purchased when your check or electronic funds were received. You will be responsible for any resulting loss incurred by any of the Funds or Advisors and you may be subject to investment losses and tax consequences on such a redemption. If you are already a shareholder, the Funds can redeem shares from any of your account(s) as reimbursement for all losses. The Funds also reserve the right to restrict you from making future purchases in any of the Funds or any other series of the Trust. There is a $25 fee for all returned items, including checks and electronic funds transfers. Please note that there is a 10 calendar day hold on all purchases by check or through electronic funds transfer.

For Eligible Investors in Retirement, Premier, Advisor and Institutional Class shares and their clients

For Participants in an Employee Benefit Plan or Financial Intermediary Account administered by TIAA

How to open an account

You should first contact your employer to learn important details necessary to facilitate enrollment in an Employee Benefit Plan. Your employer must notify TIAA that you are eligible to enroll. In many cases, you will be able to use the TIAA Web Center’s online enrollment feature at www.tiaa.org. Some plans allow submission of a hard-copy application for a new account; this form can be returned to your human resources (HR) office, a TIAA Relationship Manager or to either of the addresses below:

First-Class or Standard Mail:

TIAA

PO Box 1259

Charlotte, NC 28201

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Overnight Mail:

TIAA

8500 Andrew Carnegie Blvd

Charlotte, NC 28262

You may allocate single or ongoing contributions by selecting a Fund and the amounts you wish to contribute to that Fund.

Subject to the terms of your plan, you may be eligible to roll over or transfer in balances from other eligible accounts as determined by the Code.

The Funds may suspend or terminate the offering of Retirement, Premier, Advisor and Institutional Class shares to your employer’s plan. You may be able to change your allocation for future contributions by:

• writing to TIAA at P.O. Box 1259, Charlotte, NC 28201;

• calling our Automated Telephone Service (24 hours a day) at 800-842-2252; or

• using the TIAA website’s account access feature at www.tiaa.org.

For Participants in an Employee Benefit Plan or Financial Intermediary Account not administered by TIAA

How to open an account

Your Financial Intermediary Account or Employee Benefit Plan will have its own instructions and procedures for opening an account and establishing a position within the Funds. If you are enrolling in an Employee Benefit Plan, you should first contact your employer to learn important details necessary to facilitate enrollment into the plan.

Other information for Employee Benefit Plans

As a participant in an Employee Benefit Plan, the Funds impose no minimum investment. The Funds do not currently restrict the frequency of investments made in the Funds by participants through Employee Benefit Plans, although the Funds reserve the right to impose such restrictions in the future. If you are investing in the Funds through an Employee Benefit Plan, your employer’s plan may limit the amount and available methods to invest in your account. Additionally, the Code limits total annual contributions to most types of Employee Benefit Plans.

Other information for Eligible Investors

Investors purchasing shares through Eligible Investors may purchase shares only in accordance with instructions and limitations pertaining to their account with the Eligible Investor. These Eligible Investors may set different minimum investment requirements for their customers’ investments. Please contact your Financial Intermediary Account or Employee Benefit Plan sponsor for more information.

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Transaction methods for purchases

Purchasing via wire: You may remit initial or subsequent deposits into your account via wire. To open an account by wire please send a completed and signed application by mail as instructed above and then follow the wiring instructions below once you have confirmed the account is open and have the account number.

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

ABA Number (all classes) 011000028

DDA Number

Retail Class:	99052771
All other classes:	99054546

Specify on the wire:

• “The TIAA-CREF Funds—” and the “Share Class” being purchased. For example, a proper set of wire instructions for an initial or subsequent investment into the Institutional Class would read as follows: “The TIAA-CREF Funds—Institutional Class”;

• Account registration (names of registered owners), address and Social Security number or taxpayer identification number;

• The Fund account number; and

• The Fund or Funds and amount per Fund to be invested.

Points to remember for all purchases

The Funds consider all purchase requests to be received when they are received in “good order” as determined by the Funds’ transfer agent (or other authorized Fund agent). (See the section entitled “Important transaction information—Good order” below.) Your investment must be for a specified dollar amount. The Funds cannot accept purchase requests specifying a certain price, date, or number of shares. These types of requests will be deemed to be not in “good order” and the money you sent will be returned to you. If you hold your shares through a Financial Intermediary Account, such intermediary may have its own independent “good order” and eligibility requirements.

Your ability to purchase shares may be restricted due to limitations on purchases or exchanges, including limitations under the Funds’ Market Timing/Excessive Trading Policy (see below). If you hold your shares through a Financial Intermediary Account, it may charge you additional fees. Contact your Financial Intermediary Account to find out if it imposes any other conditions on your transactions, such as a different minimum investment requirement.

Federal law requires the Funds to obtain, verify and record information that identifies each person who opens an account. Until the Funds receive such information, the Funds may not be able to open an account or effect transactions

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for you. Furthermore, if the Funds are unable to verify your identity, or that of another person authorized to act on your behalf, or if it is believed potential criminal activity has been identified, the Funds reserve the right to take such action as deemed appropriate, which may include closing your account.

Before you can use TIAA’s Web Center, you must enter your Social Security number, date of birth and active account number. You will then be given an opportunity to create a user name and password. TIAA’s Web Center will lead you through the transaction process, and the Funds will use reasonable procedures to confirm that the instructions given are genuine. All transactions over TIAA’s Web Center are recorded electronically.

All purchases must be in U.S. dollars and all checks must be drawn on U.S. banks. The Funds will only accept accounts with a U.S. address of record. The Funds will not accept a P.O. Box as the address of record. For payments made by check, the Funds can only accept payment to establish a new account if the check presented for deposit into the new account is drawn against an account registered in the same name as the prospective investor.

If your purchase check does not clear or payment on it is stopped, or if the Funds do not receive good funds through wire transfer or electronic funds transfer, the Funds will treat this as a redemption of the shares purchased when your check or electronic funds were received. You will be responsible for any resulting loss incurred by the Funds or Advisors and you may be subject to investment losses and tax consequences on such a redemption. If you are already a shareholder, the Funds can redeem shares from any of your account(s) as reimbursement for all losses. The Funds also reserve the right to restrict you from making future purchases in the Funds or any other series of the Trust. There is a $25 fee for all returned items, including checks and electronic funds transfers. Please note that there is a 10 calendar day hold on all purchases by check, or through electronic funds transfer.

There may be circumstances when the Funds will not accept new investments. The Funds reserve the right to suspend or terminate the offering of its shares at any time without prior notice. The Funds also reserve the right to restrict you from making future purchases in the Funds or any other series of the Trust. In addition, the Funds reserve the right to reject any application or investment or any other specific purchase request.

Redeeming shares

All share classes

You can redeem (sell) your shares on any Business Day. If you hold your Fund shares through a Financial Intermediary Account, please contact the intermediary to sell your shares. Your Financial Intermediary Account may have different requirements and restrictions on redemptions than the Funds. If you hold your Fund shares through an Employee Benefit Plan or Financial Intermediary Account administered by TIAA, the Employee Benefit Plan or Financial Intermediary Account may impose further restrictions on the sale of Fund shares.

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You may be required to complete and return certain forms to effect your redemption. Before you complete your redemption request, please make sure you understand the possible federal and other income tax consequences of a redemption. Neither the Funds nor their transfer agent can process redemption requests that specify a certain price or date; these requests will be deemed not in “good order” and will be returned. (See the section entitled “Important transaction information—Good order” below.)

Usually, the Funds send redemption proceeds on the next Business Day after the Funds receive a redemption request in “good order” as determined by the Funds’ transfer agent (or other authorized Fund agent), and not later than seven days afterwards.

If a redemption is requested after a recent purchase of shares, the Funds may delay payment of the redemption proceeds until the check or an electronic funds transfer transaction clears. This can take up to 10 days. There is a 10 calendar day hold from the date of purchase to the first available redemption for all Direct Purchasers redeeming through the TIAA Web Center.

If you request a redemption, the Funds will send the proceeds by check to the address of record, or by electronic funds transfer to the bank account on file. A letter of instruction with a bank Medallion Signature Guarantee of all owners exactly as registered on the account is required if the redemption is sent to (i) a bank account not on file, (ii) an address other than the address of record, or (iii) an address of record that has been changed within the last 30 calendar days. You may obtain a Medallion Signature Guarantee from some commercial or savings banks, credit unions, trust companies or member firms of a U.S. stock exchange. A notary public cannot provide a Medallion Signature Guarantee.

The Funds can postpone payment beyond seven days if: (a) the NYSE is closed for other than usual holidays or weekends, or trading on the NYSE is restricted; (b) an emergency exists as defined by the SEC, or when the SEC requires that trading be restricted; or (c) the SEC permits a delay for the protection of investors.

The Funds reserve the right to require a Medallion Signature Guarantee for a redemption of any class. The Funds can suspend or terminate your ability to transact by telephone, Internet, or fax at any time, for any reason.

Once mailed to the Funds, your redemption request is irrevocable and cannot be modified or canceled.

For participants holding shares through an Employee Benefit Plan (Retirement, Premier, Advisor and Institutional Class shares)

A redemption can be part of an exchange into (1) another fund available through your Employee Benefit Plan or (2) another account or IRA.

If you are married, and all or part of your investment is attributable to purchases made under either (i) an employer plan subject to the Employee Retirement Income Security Act of 1974 (“ERISA”) or (ii) an employer plan that provides for spousal rights to benefits, then to the extent required by the Code or

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ERISA or the terms of your employer plan, your rights to make certain redemptions may be restricted by the rights of your spouse to such benefits.

For Direct Purchasers, Eligible Investors and their clients (Retail and Institutional Class shares)

Requests must include: account number, transaction amount (in dollars or shares), signatures of all owners exactly as registered on the account, Medallion Signature Guarantees (if required), and any other required supporting legal documentation. All other requests, including those specifying a certain price or date, will not be deemed to be in “good order” and will be returned. (See the section entitled “Important transaction information—Good order” below.)

Transaction methods for redemptions

If your shares are held through a Financial Intermediary Account, please contact the intermediary for redemption requirements.

By mail: Send your written request to the appropriate address as described in the section entitled “Purchasing shares” above.

Over the Internet: With TIAA’s Web Center, Direct Purchasers of Retail Class shares can redeem their shares over the Internet although there is a limit on Internet redemptions. Investors in the Retail Class shares are limited to Internet redemptions of up to $100,000 per fund account per day. Internet redemptions are not available for self-directed IRA accounts and Coverdell education savings accounts held by Direct Purchasers. Retirement, Premier, Advisor and Institutional Class shares held through an Employee Benefit Plan or Financial Intermediary Account administered by TIAA can be redeemed over the Internet subject to any rules imposed by the Employee Benefit Plan or Financial Intermediary Account. TIAA’s Web Center can be accessed through TIAA’s homepage at www.tiaa.org. Before you can use the Web Center, you must enter your Social Security number, date of birth and active account number. The Funds will use reasonable procedures to confirm that the instructions given are genuine. All transactions over the Web Center are recorded electronically.

By telephone: Call the appropriate number provided in the section entitled “Purchasing shares” above. If you do not want to be able to redeem by telephone, contact either your TIAA Relationship Manager or Financial Intermediary Account. Direct Purchasers of Institutional Class shares wishing to make redemption orders by telephone should call their Relationship Manager.

• Direct Purchasers of Retail Class shares can redeem amounts up to $100,000 per fund account per day by phone.

• Participants holding Retirement, Premier, Advisor and Institutional Class shares through an Employee Benefit Plan or other account administered by TIAA can redeem up to $50,000 every seven calendar days or any greater amount as approved from time to time.

By systematic redemption plan: For Retail Class shares, you can elect this feature only for accounts with balances of at least $5,000. The applicable Fund

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will automatically redeem the requested dollar amount or number of shares for Retail Class each month or quarter on the 1st or 15th of the month or for Retirement, Premier, Advisor and Institutional Classes held in an Employee Benefit Plan or Financial Intermediary Account administered by TIAA on any Business Day between the 1st and 28th of the month. For all share classes, if the days selected are not Business Days, shares will be redeemed on the following Business Day. Redemptions will be made via check or electronic transfer to your bank.

If you are a Direct Purchaser of Retail Class shares in the Funds and want to set up a systematic redemption plan, contact the Funds and they will send the necessary forms to you or you may enroll online through the TIAA Web Center. All owners of an account must sign the systematic redemption plan request. Similarly, all owners must sign any request to increase the amount or frequency of the systematic redemptions or a request for payments to be sent to an address other than the address of record. A Medallion Signature Guarantee is required for this address change. The Funds can terminate the systematic redemption plan option at any time, although the Funds will notify you if this occurs. You can terminate the plan or reduce the amount or frequency of the redemptions by writing or by calling the Funds or through the TIAA Web Center. Requests to establish, terminate, or change the amount or frequency of redemptions will become effective within five days after the Funds receive your instructions.

In-kind redemptions of shares: Certain large redemptions of Fund shares may be detrimental to a Fund’s other shareholders because such redemptions can adversely affect a portfolio manager’s ability to implement the Fund’s investment strategy by causing premature sale of portfolio securities that would otherwise be held. Consequently, if, in any 90 day period, an investor redeems (sells) shares in an amount that exceeds the lesser of (i) $250,000 or (ii) 1% of a Fund’s assets, then the Fund, at its sole discretion, has the right (without prior notice) to satisfy the difference between the redemption amount and the lesser of the two previously mentioned figures with securities from the Fund’s or an Underlying Fund's portfolio (which may consist of either Institutional Class shares of the Underlying Funds or actual securities originally held by the Underlying Funds) instead of cash. This is referred to as a “distribution in-kind” redemption and the securities you receive in this manner represent a portion of the Fund’s or an Underlying Fund's portfolio. The securities you receive will be selected by the Fund in its discretion. The investor receiving the securities will be responsible for disposing of the securities and bearing any associated costs. In addition, securities redeemed on an in-kind basis will be subject to market risk until sold and taxable gains or losses may be incurred when the securities are converted to cash.

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Exchanging shares

Overview

An exchange is a simultaneous redemption of shares in a Fund and a purchase of shares in another fund or series of the Trust. Investors can exchange shares on any Business Day subject to limitations (i) described in the section entitled “Market timing/excessive trading policy” below, (ii) imposed by your financial intermediary or (iii) any limitations under your employer’s Employee Benefit Plan. Shareholders who own shares through an Eligible Investor such as an Employee Benefit Plan or Financial Intermediary Account should contact the Eligible Investor for exchange requests.

Exchanges between accounts can be made only if the accounts are registered in the same name(s), address and Social Security number or taxpayer identification number. Because restrictions may apply to certain accounts or plans, you should contact your Financial Intermediary Account or Employee Benefit Plan representative for further information. An exchange is considered a sale of securities and therefore may be a taxable event.

For Retail Class shareholders and Direct Purchasers of Institutional Class Shares, an exchange into a fund in which you already own shares must be for at least $50 ($1,000 for Institutional) and an exchange to a new fund account must meet the account minimums as stated by account type above (i.e., for Retail Class shares, $2,000 per fund account for IRAs or Coverdell accounts and $2,500 per fund account for all other account types, including custodial (UGMA/UTMA) accounts). For Retirement, Premier, Advisor and Institutional Class shares held through an Employee Benefit Plan or Financial Intermediary Account administered by TIAA, exchanges must generally be for at least $1,000 (except for systematic exchanges, which must be for at least $100) or your entire balance, if it is less.

Make sure you understand the investment objective, policies, strategies and risks disclosed in the prospectus of the fund into which you exchange shares. The exchange option is not designed to allow you to time the market. It gives you a convenient way to adjust the balance of your account so that it more closely matches your overall investment objectives and risk tolerance level.

The Funds reserve the right to reject any exchange request and to modify or terminate the exchange option at any time without prior notice to shareholders. The Funds may do this, in particular, when your transaction activity is deemed to be harmful to the Funds, including if it is considered to be market timing activity.

Once made, an exchange request by mail cannot be modified or cancelled.

Transaction methods for exchanges

Over the Internet: You can exchange shares using TIAA’s Web Center, which can be accessed through TIAA’s homepage at www.tiaa.org.

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By mail: Send your written request to the appropriate address as described in the section entitled “Purchasing shares” above. The letter must include your name, address, and the funds and accounts you want to exchange between.

By telephone: For Direct Purchasers of Retail Class shares, please call 800-223-1200. If you are a Direct Purchaser of Institutional Class shares, please call your Relationship Manager. For share classes held under Employee Benefit Plans or Financial Intermediary Accounts administered by TIAA, please call 800-842-2252. For share classes held under Employee Benefit Plans or Financial Intermediary Accounts not administered by TIAA, please contact your plan or intermediary for exchange requirements.

By systematic exchange: Under this feature, TIAA automatically redeems shares in a Fund and purchases shares in another fund or series of the Trust as specified by the applicable agreement. However, the Funds do not offer systematic exchanges for Direct Purchasers in the Institutional Class shares. In addition, for Retail Class shares, you can only elect this feature if the balance of the Fund account from which you are transferring shares is at least $5,000. Retail Class systematic exchanges can occur on the 1st or 15th day of the month or on the following business day if those days are not business days. For all systematic exchanges, you must specify the dollar amount and the funds involved in the exchange. If you want to set up a systematic exchange, contact TIAA. You can terminate the plan or change the amount or frequency of the exchanges by writing or calling the number identified in the section entitled “Purchasing shares” above. Requests to establish, terminate, or change the amount or frequency of exchanges will become effective within five days after the Funds receive your instructions. All account owners must sign the systematic exchange request. Similarly, all account owners must sign any request to increase the amount or frequency of systematic exchanges.

Conversion of shares—applicable to all investors

A share conversion is a transaction where shares of one class of a Fund are exchanged for shares of another class of the Fund. Share conversions can occur between each share class of a Fund. Generally, share conversions occur where a shareholder becomes eligible for another share class of a Fund or no longer meets the eligibility of the share class they own (and another class exists for which they would be eligible). Please note that a share conversion is generally a non-taxable event, but please consult with your personal tax advisor on your particular circumstances.

A request for a share conversion will not be processed until it is received in “good order” (as defined below) by the Funds’ transfer agent (or other authorized Fund agent). Conversion requests received in “good order” prior to the time as of which a Fund’s NAV is determined on any Business Day will receive the NAV of the new class calculated that day. Please note that, because the NAV of each class of a Fund will generally vary from the NAVs of the other classes due to differences in expenses, you will receive a different number of shares in the new

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class than you held in the old class, but the total value of your holdings will remain the same.

The Funds’ market timing policies will not be applicable to share conversions. If you hold your shares through an Eligible Investor like an intermediary or plan sponsor, please contact the Eligible Investor for more information on share conversions. Please note that certain intermediaries or plan sponsors may not permit all types of share conversions. The Funds reserve the right to terminate, suspend or modify the share conversion privilege for any shareholder or group of shareholders.

Voluntary conversions

If you believe that you are eligible to convert your Fund shares to another class, you may place an order for a share conversion by contacting your Relationship Manager. If you hold your shares through an Eligible Investor like a plan or intermediary, please contact the Eligible Investor regarding conversions. Please be sure to read the applicable sections of the prospectus for the new class in which you wish to convert prior to such a conversion in order to learn more about its different features, performance and expenses. Neither the Funds nor Advisors has any responsibility for reviewing accounts and/or contacting shareholders to apprise them that they may qualify to request a voluntary conversion. Some Eligible Investors may not allow investors who own Fund shares through them to make share conversions.

Mandatory conversions

The Funds reserve the right to automatically convert shareholders from one class to another if they no longer qualify as eligible for their existing class or if they become eligible for another class. Such mandatory conversions may be as a result of a change in value of an account due to market movements, exchanges or redemptions. The Funds will notify affected shareholders in writing prior to any mandatory conversion.

Important transaction information

Good order. Purchase, redemption and exchange requests are not processed until received in good order by the Funds’ transfer agent at its processing center (or by another authorized Fund agent). “Good order” means actual receipt of the order along with all information and supporting legal documentation necessary to effect the transaction by the Funds’ transfer agent (or other authorized Fund agent). This information and documentation generally includes the Fund account number, the transaction amount (in dollars or shares), signatures of all account owners exactly as registered on the account and any other information or supporting documentation as the Funds, their transfer agent or other authorized Fund agent may require. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds by the Funds’ transfer agent (or other authorized Fund agent) to effect the purchase. The Funds, their transfer

TIAA-CREF Lifecycle Funds  ■  Prospectus     189

agent or any other authorized Fund agent may, in their sole discretion, determine whether any particular transaction request is in good order and reserve the right to change or waive any good order requirement at any time.

Financial intermediaries or plan sponsors may have their own requirements for considering transaction requests to be in “good order.” If you hold your shares through a financial intermediary or plan sponsor, please contact them for their specific “good order” requirements.

Share price. If the Funds’ transfer agent (or other authorized Fund agent) receives an order to purchase, redeem or exchange shares that is in “good order” prior to the time as of which a Fund’s NAV is determined on any Business Day, the transaction price will be the NAV per share for that day. If the Funds’ transfer agent (or other authorized Fund agent) receives an order to purchase, redeem or exchange shares that is in good order any time after the time as of which a Fund’s NAV is determined on any Business Day, the transaction price will be the NAV per share calculated the next Business Day.

If you hold Retirement, Premier, Advisor or Institutional Class shares through an Eligible Investor, the Eligible Investor may require you to communicate to it any purchase, redemption or exchange request by a specified deadline earlier than the close of that Business Day in order to receive that day’s NAV per share as the transaction price.

Large redemptions—applicable to all investors. Please contact the Fund before attempting to redeem a large dollar amount of shares (including exchange requests since they include redemption transactions). Large redemptions of Fund shares may be detrimental to the Fund’s other shareholders because such transactions can adversely affect a portfolio manager’s ability to efficiently manage the Fund. By contacting the Fund before you attempt to redeem a large dollar amount, you may avoid in-kind payment of your request.

Minimum account size.

• Retail Class. Due to the relatively high cost of maintaining smaller accounts, the Funds reserve the right to redeem shares in any account if the value of that account drops below $1,500. You will be allowed at least 60 days, after written notice, to make an additional investment to bring your account value up to at least the specified minimum before the redemption is processed. The Funds reserve the right to waive or reduce the minimum account size for a Fund’s account at any time. Additionally, the Funds may increase, terminate or revise the terms of the minimum account size requirements at any time without advance notice to shareholders.

• Retirement, Premier and Advisor Class. There is currently no minimum account size for Retirement, Premier or Advisor Class shares. The Funds reserve the right, without prior notice, to establish a minimum amount required to open, maintain or add to an account.

• Institutional Class. While there is currently no minimum account size for maintaining an Institutional Class account, the Funds reserve the right,

190     Prospectus  ■  TIAA-CREF Lifecycle Funds

without prior notice, to establish a minimum amount required to maintain an account.

Account Maintenance Fee—Retail Class. The Funds charge an annual Account Maintenance Fee of $15.00 per Retail Class account (applicable to both retirement and non-retirement accounts) in order to allocate shareholder servicing costs equitably if your Fund balance falls below $2,000 (for any reason, including a decrease in market value) as of a particular date each year. Investors cannot pay this fee by any other means besides an automatic deduction of the fee from their account.

The annual Account Maintenance Fee will not apply to the following types of Retail Class Fund accounts: accounts held through retirement or employee benefit plans; accounts held through intermediaries and their supermarkets and platforms (i.e., omnibus accounts); accounts that are registered under a taxpayer identification number (or Social Security number) that have aggregated non-retirement or non-employee benefit plan assets held in accounts for the Fund or other series of the Trust of $25,000 or more; accounts currently enrolled in the Fund’s Automatic Investment Plan; and accounts held through tuition (529) plan programs. However, the annual Account Maintenance Fee will apply to IRAs and Coverdell education savings accounts. The Funds reserve the right to waive or reduce the annual Account Maintenance Fee for any Fund account at any time. Additionally, the Funds may increase, terminate or revise the terms of the annual Account Maintenance Fee at any time without advance notice to shareholders.

Taxpayer identification number. Regardless of whether you hold your Fund shares directly or through a financial intermediary Account, you must give the Funds your taxpayer identification number (which, for most individuals, is your Social Security number) and tell the Funds whether or not you are subject to backup withholding. If you do not furnish your taxpayer identification number, redemptions or exchanges of shares, as well as dividends and capital gains distributions, will be subject to backup tax withholding. In addition, if you hold Fund shares directly and do not furnish your taxpayer identification number, then your account application will be rejected and returned.

Changing your address.

• Retail Class. To change the address on your account, please call the Funds or send the Funds a written notification signed by all registered owners of your account. If you hold your shares through a financial intermediary, please contact the intermediary to change your address.

• Retirement, Premier and Advisor Class. To change the address on an Eligible Investor account, please send the Funds a written notification.

• Institutional Class. To change the address on an account, please contact your Relationship Manager (for Direct Purchasers) or send the Funds a written notification.

Medallion Signature Guarantee. For some transaction requests (for example, when you are redeeming shares within 30 days (for direct investors) or 14 days (for participants holding shares through an Employee Benefit Plan or Financial

TIAA-CREF Lifecycle Funds  ■  Prospectus     191

Intermediary Account administered by TIAA) of changing your address, bank or bank account or adding certain new services to an existing account, the Funds may require a Medallion Signature Guarantee of each owner of record of an account. This requirement is designed to protect you and the Funds from fraud, and to comply with rules on stock transfers. A Medallion Signature Guarantee is a written endorsement from an eligible guarantor institution that the signature(s) on the written request is (are) valid. Certain commercial banks, trust companies, savings associations, credit unions and members of U.S. stock exchanges participate in the Medallion Signature Guarantee program. No other form of signature verification will be accepted. A notary public cannot provide a signature guarantee. For more information about when a Medallion Signature Guarantee may be required, please contact the Funds or your Relationship Manager (for Direct Purchasers).

Transferring shares. For certain share classes, you can transfer ownership of your account to another person or organization that also qualifies to own the class of shares or change the name on your account by sending the Funds written instructions. Generally, each registered owner of the account must sign the request and provide Medallion Signature Guarantees. When you change the name on an account, shares in that account are transferred to a new account.

Limitations. Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require the Funds to block an account owner’s ability to make certain transactions and thereby refuse to accept a purchase order or any request for transfers or withdrawals, until instructions are received from the appropriate regulator. The Funds may also be required to provide additional information about you and your account to government regulators.

Advice about your account—Direct Purchasers only. TPIS, a TIAA subsidiary, is the principal underwriter for the Funds, and Services, a TIAA subsidiary, has entered into an agreement with TPIS to sell Fund shares. TPIS representatives are only authorized to recommend securities of investment companies or other pooled investment vehicles managed by TIAA or its affiliates. Neither TPIS nor Services receives commissions for these recommendations.

Customer complaints. Customer complaints may be directed to TIAA-CREF Funds, 730 Third Avenue, New York, NY 10017-3206, Mail Stop 730/07/01, Attention: Senior Director, Client Distribution Services.

Transfer On Death—Retail Class. If you live in certain states and hold Retail Class shares, you can designate one or more persons (“beneficiaries”) to whom your Fund shares can be transferred upon death. You can set up your account with a Transfer On Death (“TOD”) registration upon request. (Call us to get the necessary forms.) A TOD registration avoids probate if the beneficiary(ies) survives all shareholders. You maintain total control over your account during your lifetime.

TIAA Web Center and telephone transactions. The Funds are not liable for losses from unauthorized TIAA Web Center and telephone transactions so long as

192     Prospectus  ■  TIAA-CREF Lifecycle Funds

reasonable procedures designed to verify the identity of the person effecting the transaction are followed. The Funds require the use of personal identification numbers, codes and other procedures designed to reasonably confirm that instructions given through TIAA’s Web Center or by telephone are genuine. The Funds also tape-record telephone instructions and provide written confirmations of such instructions. The Funds accept all telephone instructions that are reasonably believed to be genuine and accurate. However, you should verify the accuracy of your confirmation statements immediately after you receive them. The Funds may suspend or terminate Internet or telephone transaction facilities at any time, for any reason. If you do not want to be able to effect transactions over the telephone, call the Funds for instructions.

Market timing/excessive trading policy—applicable to all investors

There are shareholders who may try to profit from making transactions back and forth among the Funds and other funds in an effort to “time” the market. As money is shifted in and out of a Fund, the Fund may incur transaction costs, including, among other things, expenses for buying and selling securities. These costs are borne by all Fund shareholders, including long-term investors who do not generate these costs. In addition, market timing can interfere with efficient portfolio management and cause dilution, if timers are able to take advantage of pricing inefficiencies. Consequently, the Funds are not appropriate for such market timing and you should not invest in the Funds if you want to engage in market timing activity.

The Board of Trustees has adopted policies and procedures to discourage this market timing activity. Under these policies and procedures, if, within a 60 calendar day period, a shareholder redeems or exchanges any monies out of a Fund, subsequently purchases or exchanges any monies back into the same Fund and then redeems or exchanges any monies out of that Fund, the shareholder will not be permitted to transfer back into the Fund through a purchase or exchange for 90 calendar days.

These market timing policies and procedures will not be applied to certain types of transactions like reinvestments of dividends and capital gains distributions, systematic withdrawals, systematic purchases, automatic rebalancings, death and hardship withdrawals, certain transactions made within a retirement or employee benefit plan, such as contributions, mandatory distributions, loans and plan sponsor-initiated transactions, and other types of transactions specified by the Funds. In addition, the market timing policies and procedures will not apply to certain tuition (529) programs, funds of funds, wrap programs, asset allocation programs and other similar programs that are approved by the Funds. A Fund may also waive the market timing policies and procedures when it is believed that such waiver is in a Fund’s best interests, including but not limited to when it is determined that enforcement of these

TIAA-CREF Lifecycle Funds  ■  Prospectus     193

policies and procedures is not necessary to protect the Fund from the effects of short-term trading.

The Funds also reserve the right to reject any purchase or exchange request, including when it is believed that a request would be disruptive to a Fund’s efficient portfolio management. The Funds also may suspend or terminate your ability to transact by telephone, fax or Internet for any reason, including the prevention of market timing. A purchase or exchange request could be rejected or electronic trading privileges could be suspended because of the timing or amount of the investment or because of a history of excessive trading by the investor. Because the Funds have discretion in applying this policy, it is possible that similar transaction activity could be handled differently because of the surrounding circumstances.

Each Fund’s portfolio securities are fair valued, as necessary (most frequently with respect to international holdings), to help ensure that a portfolio security’s true value is reflected in the Fund’s NAV, thereby minimizing any potential stale price arbitrage.

The Funds seek to apply their specifically defined market timing policies and procedures uniformly to all shareholders, and not to make exceptions with respect to these policies and procedures (beyond the exemptions noted above). The Funds make reasonable efforts to apply these policies and procedures to shareholders who own shares through omnibus accounts. However, an intermediary’s omnibus accounts, by their nature, do not initially identify their individual investors to the Funds, thereby making it more difficult for the Funds to identify market timing activity by such individual investors. At times, the Funds may agree to defer to an intermediary’s market timing policy if the Funds believe that the intermediary’s policy provides comparable protection of Fund shareholders’ interests. The Funds have the right to modify their market timing policies and procedures at any time without advance notice. These efforts may include requesting transaction data from intermediaries from time to time to verify whether a Fund’s policies are being followed and/or to instruct intermediaries to take action against shareholders who have violated a Fund’s market timing policies.

The Funds are not appropriate for market timing activity. You should not invest in the Funds if you want to engage in market timing activity.

Shareholders seeking to engage in market timing may deploy a variety of strategies to avoid detection, and, despite efforts to discourage market timing, there is no guarantee that the Funds or their agents will be able to identify such shareholders or curtail their trading practices.

If you invest in the Funds through an intermediary, including through a retirement or employee benefit plan, you may be subject to additional market timing or excessive trading policies implemented by the intermediary or plan. Please contact your intermediary or plan sponsor for more details.

194     Prospectus  ■  TIAA-CREF Lifecycle Funds

Electronic prospectuses

If you received this Prospectus electronically and would like a paper copy, please contact the Funds and one will be sent to you.

Additional information about index providers

The Russell Indexes are a trademark/service mark of the Russell Investment Group. The Russell Investment Group is the owner of the copyrights relating to the Russell Indexes and is the source and owner of the data contained or reflected in the performance values relating to the Russell Indexes. The Funds are not promoted by, nor in any way affiliated with, the Russell Investment Group. The Russell Investment Group is not responsible for and has not reviewed the Funds nor any associated literature or publications and the Russell Investment Group makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. russell makes no representation, warranty or guarantee as to the accuracy, completeness, reliability or otherwise of the russell indexes or any data included in the russell indexes. russell makes no representation, warranty or guarantee regarding the use or the results of use of the russell indexes or any data included therein, or any securities (or combination thereof) comprising the russell indexes. russell makes no other express or implied warranty, and expressly disclaims any warranty, of any kind, including without limitation, any warranty of merchantability or fitness for a particular purpose with respect to the russell index(es) or any data or any security (or combination thereof) included therein.

The Funds are not sponsored, endorsed, sold or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI index (collectively, the “MSCI parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by Advisors. None of the MSCI parties makes any representation or warranty, express or implied, to the issuer or owners of a fund or any other person or entity regarding the advisability of investing in funds generally or in these Funds particularly or the ability of any MSCI index to track corresponding stock market performance. MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI indexes which are determined, composed and calculated

TIAA-CREF Lifecycle Funds  ■  Prospectus     195

by MSCI without regard to the Funds or the issuer or owners of a Fund or any other person or entity. None of the MSCI parties has any obligation to take the needs of the issuer or owners of the Funds or any other person or entity into consideration in determining, composing or calculating the MSCI indexes. None of the MSCI parties is responsible for or has participated in the determination of the timing of, prices at, or quantities of the Funds to be issued or in the determination or calculation of the equation by or the consideration into which a fund is redeemable. Further, none of the MSCI parties has any obligation or liability to the issuer or owners of the Funds or any other person or entity in connection with the administration, marketing or offering of the Funds.

although msci shall obtain information for inclusion in or for use in the calculation of the msci indexes from sources that msci considers reliable, none of the msci parties warrants or guarantees the originality, accuracy and/or the completeness of any msci index or any data included therein. none of the msci parties makes any warranty, express or implied, as to results to be obtained by the issuer of the funds, owners of the funds, or any other person or entity, from the use of any msci index or any data included therein. none of the msci parties shall have any liability for any errors, omissions or interruptions of or in connection with any msci index or any data included therein. further, none of the msci parties makes any express or implied warranties of any kind, and the msci parties hereby expressly disclaim all warranties of merchantability and fitness for a particular purpose, with respect to each msci index and any data included therein. without limiting any of the foregoing, in no event shall any of the msci parties have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

No purchaser, seller or holder of this security, product or Fund, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

Additional information about the Trust and the Board of Trustees

A trustee of the Trust (a “Trustee”) who is not an “interested person” of the Trust for purposes of the 1940 Act is deemed to be independent and disinterested when taking action as a Trustee. The Trustees oversee the management of the Trust and each of the Funds on behalf of the Trust, and not on behalf of individual owners of shares of beneficial interest in the Trust. The Trustees, on behalf of the Trust, approve certain service agreements with Advisors and certain other service providers in order to procure necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not third-party beneficiaries of such service agreements. Neither this Prospectus nor

196     Prospectus  ■  TIAA-CREF Lifecycle Funds

any other communication from or on behalf of the Trust creates a contract between a shareholder of a Fund and the Trust, a Fund and/or the Trustees. The Trustees and Trust management may amend this Prospectus and interpret the investment objective, policies and restrictions applicable to any Fund without shareholder input or approval, except as otherwise provided by law or as disclosed by the Trust.

Glossary

Code: The Internal Revenue Code of 1986, as amended, including any applicable regulations and Revenue Rulings.

Duration: Duration is a measure of volatility in the price of a bond in response to a change in prevailing interest rates, with a longer duration indicating more volatility. It can be understood as the weighted average of the time to each coupon and principal payment of such a security. For an investment portfolio of fixed-income securities, duration is the weighted average of each security’s duration. For example, the price of a bond with a duration of two years will rise (fall) two percent for every one percent decrease (increase) in its interest rate.

Equity Investments: Primarily, common stock, preferred stock and securities convertible or exchangeable into common stock, including convertible debt securities, convertible preferred stock and warrants or rights to acquire common stock.

Fixed-Income or Fixed-Income Investments: Primarily, bonds and notes (such as corporate and government debt obligations), mortgage-backed securities, asset-backed securities, and structured securities that generally pay fixed or variable rates of interest; debt obligations issued at a discount from face value (i.e., that have an imputed rate of interest); non-interest-bearing debt securities (i.e., zero coupon bonds); and other non-equity securities that pay dividends.

Foreign Investments: Foreign investments may include securities of foreign issuers, securities or contracts traded or acquired in non-U.S. markets or on non-U.S. exchanges, or securities or contracts payable or denominated in non-U.S. currencies. Obligations issued by U.S. companies in non-U.S. currencies are not considered to be foreign investments.

Foreign Issuers: Foreign issuers generally include (1) companies whose securities are principally traded outside of the United States, (2) companies having their principal business operations outside of the United States,
(3) companies organized outside the United States, and (4) foreign governments and agencies or instrumentalities of foreign governments.

High-Yield Bond: A bond that has been rated lower than investment-grade by rating agencies or is deemed as such by Advisors and that generally pays a higher yield to compensate for its greater risk of default than an investment-grade bond.

TIAA-CREF Lifecycle Funds  ■  Prospectus     197

Investment Glidepath: The general movement of the target allocations of the Funds (other than the Lifecycle Retirement Income Fund) from Underlying Funds that invest in equity securities to Underlying Funds that invest in fixed-income securities as a Fund’s target retirement year approaches, as well as after that target retirement year is reached.

Investment-Grade: A fixed-income security is investment-grade if it is rated in the four highest categories by a nationally recognized statistical rating organization (“NRSRO”) or an unrated security that Advisors determines is of comparable quality.

Short-Term Fixed-Income: Fixed-income securities with maturities from less than one year to five years.

U.S. Government Securities: Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

198     Prospectus  ■  TIAA-CREF Lifecycle Funds

Financial highlights

The Financial highlights tables are intended to help you understand the financial performance of each class of shares of the Funds for the past five years (or, if the class has not been in operation for five years, since commencement of operations of that class). Certain information reflects financial results for a single share of the Fund. The total returns in the table show the rates that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

PricewaterhouseCoopers LLP serves as the Funds’ independent registered public accounting firm and has audited the financial statements of each of the Funds for each of the periods presented. Its report appears in the Funds’ Annual Report, which is available without charge upon request by calling 800-842-2252, by visiting the Funds' website at www.tiaa.org or by visiting the SEC's website at www.sec.gov.

TIAA-CREF Lifecycle Funds  ■  Prospectus     199

Financial highlights

Lifecycle Retirement Income Fund

			Selected per share data
				Gain (loss) from investment operations
								Less distributions from
	For the period or year ended		Net asset value, beginning of period	Net investment income (loss)	[a]	Net realized & unrealized gain (loss) on total investments [j]	Total gain (loss) from investment operations	Net investment income	Net realized gains
Institutional Class
	5/31/16		$ 11.38	$ 0.22		$ (0.27)	$ (0.05)	$ (0.26)	$ (0.20)
	5/31/15		11.28	0.21		0.32	0.53	(0.30)	(0.13)
	5/31/14		10.76	0.21		0.72	0.93	(0.31)	(0.10)
	5/31/13		9.90	0.21		0.99	1.20	(0.28)	(0.06)
	5/31/12		10.08	0.21		(0.09)	0.12	(0.30)	—

Advisor Class
	5/31/16	‡	11.10	0.08		0.08	0.16	(0.18)	(0.20)

Premier Class
	5/31/16		11.37	0.20		(0.26)	(0.06)	(0.24)	(0.20)
	5/31/15		11.27	0.19		0.32	0.51	(0.28)	(0.13)
	5/31/14		10.75	0.19		0.72	0.91	(0.29)	(0.10)
	5/31/13		9.89	0.19		0.99	1.18	(0.26)	(0.06)
	5/31/12		10.08	0.20		(0.11)	0.09	(0.28)	—

Retirement Class
	5/31/16		11.35	0.19		(0.26)	(0.07)	(0.23)	(0.20)
	5/31/15		11.25	0.18		0.32	0.50	(0.27)	(0.13)
	5/31/14		10.74	0.18		0.71	0.89	(0.28)	(0.10)
	5/31/13		9.88	0.18		0.99	1.17	(0.25)	(0.06)
	5/31/12		10.06	0.19		(0.10)	0.09	(0.27)	—

Retail Class
	5/31/16		11.36	0.19		(0.26)	(0.07)	(0.23)	(0.20)
	5/31/15		11.26	0.18		0.32	0.50	(0.27)	(0.13)
	5/31/14		10.75	0.18		0.71	0.89	(0.28)	(0.10)
	5/31/13		9.89	0.18		0.99	1.17	(0.25)	(0.06)
	5/31/12		10.07	0.19		(0.10)	0.09	(0.27)	—

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.
[g]	The performance for the Advisor Class, including performance based on the fund’s Retirement Class prior to inception of the Advisor Class, was (0.29)%.
[j]	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
‡	Advisor Class commenced operations on December 4, 2015.

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 (continued)

				Ratios and supplemental data

					Ratios to average net assets
Total dividends and distributions	Net asset value, end of period	Total return		Net assets at end of period (in thousands)	Gross expenses	[e]	Net expenses	[e]	Net investment income (loss)		Portfolio turnover rate

$ (0.46)	$ 10.87	(0.29)%		$131,032	0.15%		0.00%		2.02%		18%
(0.43)	11.38	4.83		132,539	0.15		0.00		1.84		19
(0.41)	11.28	8.84		97,792	0.17		0.00		1.88		31
(0.34)	10.76	12.24		65,475	0.18		0.00		2.01		19
(0.30)	9.90	1.27		32,323	0.22		0.00		2.18		13

(0.38)	10.88	1.57	bg	102	0.18	[c]	0.03	[c]	1.62	[c]	18

(0.44)	10.87	(0.35)		30,459	0.30		0.15		1.87		18
(0.41)	11.37	4.68		27,088	0.30		0.15		1.72		19
(0.39)	11.27	8.69		24,433	0.32		0.15		1.77		31
(0.32)	10.75	12.08		13,648	0.33		0.15		1.80		19
(0.28)	9.89	1.03		9,322	0.37		0.15		2.00		13

(0.43)	10.85	(0.45)		143,639	0.45		0.25		1.77		18
(0.40)	11.35	4.59		130,926	0.45		0.25		1.59		19
(0.38)	11.25	8.49		113,987	0.47		0.25		1.62		31
(0.31)	10.74	12.00		99,400	0.48		0.25		1.77		19
(0.27)	9.88	1.01		72,109	0.52		0.25		1.89		13

(0.43)	10.86	(0.45)		91,818	0.43		0.25		1.77		18
(0.40)	11.36	4.59		81,140	0.43		0.25		1.61		19
(0.38)	11.26	8.49		66,340	0.46		0.25		1.63		31
(0.31)	10.75	11.99		50,147	0.47		0.25		1.75		19
(0.27)	9.89	1.03		31,296	0.47		0.25		1.90		13

TIAA-CREF Lifecycle Funds  ■  Prospectus     201

Financial highlights

Lifecycle 2010 Fund

			Selected per share data
				Gain (loss) from investment operations
								Less distributions from
	For the period or year ended		Net asset value, beginning of period	Net investment income (loss)	[a]	Net realized & unrealized gain (loss) on total investments [j]	Total gain (loss) from investment operations	Net investment income	Net realized gains
Institutional Class
	5/31/16		$ 11.58	$ 0.22		$ (0.30)	$ (0.08)	$ (0.27)	$ (0.30)
	5/31/15		11.60	0.21		0.38	0.59	(0.34)	(0.27)
	5/31/14		11.02	0.21		0.87	1.08	(0.39)	(0.11)
	5/31/13		9.94	0.21		1.19	1.40	(0.30)	(0.02)
	5/31/12		10.30	0.20		(0.24)	(0.04)	(0.32)	—

Advisor Class
	5/31/16	‡	11.37	0.08		0.05	0.13	(0.27)	(0.30)

Premier Class
	5/31/16		11.55	0.20		(0.29)	(0.09)	(0.26)	(0.30)
	5/31/15		11.57	0.20		0.37	0.57	(0.32)	(0.27)
	5/31/14		11.00	0.20		0.85	1.05	(0.37)	(0.11)
	5/31/13		9.92	0.20		1.18	1.38	(0.28)	(0.02)
	5/31/12		10.28	0.19		(0.24)	(0.05)	(0.31)	—

Retirement Class
	5/31/16		13.33	0.22		(0.35)	(0.13)	(0.24)	(0.30)
	5/31/15		13.25	0.21		0.45	0.66	(0.31)	(0.27)
	5/31/14		12.53	0.20		0.99	1.19	(0.36)	(0.11)
	5/31/13		11.26	0.22		1.34	1.56	(0.27)	(0.02)
	5/31/12		11.61	0.20		(0.26)	(0.06)	(0.29)	—

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.

[g]	The performance for the Advisor Class, including performance based on the fund’s Retirement Class prior to inception of the Advisor Class, was (0.66)%.
[j]	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
‡	Advisor Class commenced operations on December 4, 2015.

202     Prospectus  ■  TIAA-CREF Lifecycle Funds

 (continued)

				Ratios and supplemental data

					Ratios to average net assets
Total dividends and distributions	Net asset value, end of period	Total return		Net assets at end of period (in thousands)	Gross expenses	[e]	Net expenses	[e]	Net investment income (loss)		Portfolio turnover rate

$ (0.57)	$ 10.93	(0.44)%		$536,150	0.12%		0.00%		2.02%		19%
(0.61)	11.58	5.25		527,313	0.12		0.00		1.85		20
(0.50)	11.60	10.03		482,193	0.13		0.00		1.83		28
(0.32)	11.02	14.21		352,956	0.13		0.00		1.99		18
(0.32)	9.94	(0.23)		226,848	0.14		0.00		2.07		13

(0.57)	10.93	1.39	bg	103	0.15	[c]	0.03	[c]	1.59	[c]	19

(0.56)	10.90	(0.58)		141,824	0.27		0.15		1.87		19
(0.59)	11.55	5.10		123,047	0.27		0.15		1.69		20
(0.48)	11.57	9.78		137,806	0.28		0.15		1.77		28
(0.30)	11.00	14.08		126,525	0.28		0.15		1.85		18
(0.31)	9.92	(0.34)		98,192	0.29		0.15		1.92		13

(0.54)	12.66	(0.80)		422,969	0.42		0.25		1.76		19
(0.58)	13.33	5.09		463,646	0.42		0.25		1.60		20
(0.47)	13.25	9.66		462,794	0.43		0.25		1.59		28
(0.29)	12.53	13.94		448,911	0.43		0.25		1.79		18
(0.29)	11.26	(0.40)		432,315	0.44		0.25		1.82		13

TIAA-CREF Lifecycle Funds  ■  Prospectus     203

Financial highlights

Lifecycle 2015 Fund

			Selected per share data
				Gain (loss) from investment operations
								Less distributions from
	For the period or year ended		Net asset value, beginning of period	Net investment income (loss)	[a]	Net realized & unrealized gain (loss) on total investments [j]	Total gain (loss) from investment operations	Net investment income	Net realized gains
Institutional Class
	5/31/16		$ 10.56	$ 0.20		$ (0.32)	$ (0.12)	$ (0.25)	$ (0.58)
	5/31/15		10.80	0.20		0.39	0.59	(0.32)	(0.51)
	5/31/14		10.46	0.19		0.93	1.12	(0.35)	(0.43)
	5/31/13		9.54	0.20		1.28	1.48	(0.30)	(0.26)
	5/31/12		10.21	0.19		(0.35)	(0.16)	(0.30)	(0.21)

Advisor Class
	5/31/16	‡	10.35	0.07		0.02	0.09	(0.25)	(0.58)

Premier Class
	5/31/16		10.52	0.18		(0.31)	(0.13)	(0.24)	(0.58)
	5/31/15		10.77	0.18		0.39	0.57	(0.31)	(0.51)
	5/31/14		10.42	0.18		0.93	1.11	(0.33)	(0.43)
	5/31/13		9.51	0.19		1.26	1.45	(0.28)	(0.26)
	5/31/12		10.19	0.18		(0.36)	(0.18)	(0.29)	(0.21)

Retirement Class
	5/31/16		12.53	0.21		(0.38)	(0.17)	(0.22)	(0.58)
	5/31/15		12.66	0.20		0.47	0.67	(0.29)	(0.51)
	5/31/14		12.14	0.19		1.07	1.26	(0.31)	(0.43)
	5/31/13		10.98	0.21		1.48	1.69	(0.27)	(0.26)
	5/31/12		11.67	0.20		(0.41)	(0.21)	(0.27)	(0.21)

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.

[g]	The performance for the Advisor Class, including performance based on the fund’s Retirement Class prior to inception of the Advisor Class, was (0.97)%.

[j]	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

‡	Advisor Class commenced operations on December 4, 2015.

204     Prospectus  ■  TIAA-CREF Lifecycle Funds

 (continued)

				Ratios and supplemental data

					Ratios to average net assets
Total dividends and distributions	Net asset value, end of period	Total return		Net assets at end of period (in thousands)	Gross expenses	[e]	Net expenses	[e]	Net investment income (loss)		Portfolio turnover rate

$ (0.83)	$ 9.61	(0.79)%		$856,233	0.12%		0.00%		2.01%		18%
(0.83)	10.56	5.78		861,906	0.12		0.00		1.85		16
(0.78)	10.80	10.93		750,459	0.13		0.00		1.81		20
(0.56)	10.46	15.85		537,761	0.13		0.00		1.99		13
(0.51)	9.54	(1.26)		331,069	0.13		0.00		2.02		11

(0.83)	9.61	1.21	bg	102	0.14	[c]	0.02	[c]	1.54	[c]	18

(0.82)	9.57	(0.94)		227,814	0.27		0.15		1.87		18
(0.82)	10.52	5.53		215,362	0.27		0.15		1.69		16
(0.76)	10.77	10.90		228,069	0.28		0.15		1.72		20
(0.54)	10.42	15.64		197,915	0.28		0.15		1.85		13
(0.50)	9.51	(1.46)		152,161	0.28		0.15		1.84		11

(0.80)	11.56	(1.09)		665,990	0.42		0.25		1.76		18
(0.80)	12.53	5.52		727,918	0.42		0.25		1.60		16
(0.74)	12.66	10.62		710,134	0.43		0.25		1.55		20
(0.53)	12.14	15.67		656,220	0.43		0.25		1.78		13
(0.48)	10.98	(1.55)		575,517	0.43		0.25		1.77		11

TIAA-CREF Lifecycle Funds  ■  Prospectus     205

Financial highlights

Lifecycle 2020 Fund

			Selected per share data
				Gain (loss) from investment operations
								Less distributions from
	For the period or year ended		Net asset value, beginning of period	Net investment income (loss)	[a]	Net realized & unrealized gain (loss) on total investments [j]	Total gain (loss) from investment operations	Net investment income	Net realized gains
Institutional Class
	5/31/16		$ 10.72	$ 0.20		$ (0.36)	$ (0.16)	$ (0.25)	$ (0.54)
	5/31/15		10.86	0.19		0.47	0.66	(0.33)	(0.47)
	5/31/14		10.36	0.19		1.05	1.24	(0.36)	(0.38)
	5/31/13		9.25	0.20		1.43	1.63	(0.28)	(0.24)
	5/31/12		9.99	0.18		(0.47)	(0.29)	(0.28)	(0.17)

Advisor Class
	5/31/16	‡	10.48	0.07		(0.01)	0.06	(0.24)	(0.54)

Premier Class
	5/31/16		10.69	0.18		(0.36)	(0.18)	(0.23)	(0.54)
	5/31/15		10.84	0.18		0.45	0.63	(0.31)	(0.47)
	5/31/14		10.34	0.18		1.04	1.22	(0.34)	(0.38)
	5/31/13		9.23	0.18		1.44	1.62	(0.27)	(0.24)
	5/31/12		9.98	0.17		(0.48)	(0.31)	(0.27)	(0.17)

Retirement Class
	5/31/16		12.96	0.21		(0.44)	(0.23)	(0.21)	(0.54)
	5/31/15		12.97	0.20		0.56	0.76	(0.30)	(0.47)
	5/31/14		12.24	0.19		1.25	1.44	(0.33)	(0.38)
	5/31/13		10.84	0.21		1.68	1.89	(0.25)	(0.24)
	5/31/12		11.62	0.19		(0.55)	(0.36)	(0.25)	(0.17)

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.
[g]	The performance for the Advisor Class, including performance based on the fund’s Retirement Class prior to inception of the Advisor Class, was (1.45)%.
[j]	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
‡	Advisor Class commenced operations on December 4, 2015.

206     Prospectus  ■  TIAA-CREF Lifecycle Funds

 (continued)

				Ratios and supplemental data

					Ratios to average net assets
Total dividends and distributions	Net asset value, end of period	Total return		Net assets at end of period (in thousands)	Gross expenses	[e]	Net expenses	[e]	Net investment income (loss)		Portfolio turnover rate

$ (0.79)	$ 9.77	(1.26)%		$1,521,819	0.12%		0.00%		1.98%		14%
(0.80)	10.72	6.34		1,403,172	0.12		0.00		1.80		13
(0.74)	10.86	12.28		1,103,076	0.13		0.00		1.76		15
(0.52)	10.36	18.04		726,575	0.13		0.00		2.00		12
(0.45)	9.25	(2.60)		419,753	0.13		0.00		1.98		8

(0.78)	9.76	0.88	bg	102	0.14	[c]	0.03	[c]	1.43	[c]	14

(0.77)	9.74	(1.42)		438,819	0.27		0.15		1.83		14
(0.78)	10.69	6.10		377,734	0.27		0.15		1.67		13
(0.72)	10.84	12.15		367,841	0.28		0.15		1.70		15
(0.51)	10.34	17.92		265,878	0.28		0.15		1.86		12
(0.44)	9.23	(2.80)		190,954	0.28		0.15		1.85		8

(0.75)	11.98	(1.54)		1,033,003	0.42		0.25		1.73		14
(0.77)	12.96	6.04		1,054,395	0.42		0.25		1.56		13
(0.71)	12.97	12.00		964,674	0.43		0.25		1.50		15
(0.49)	12.24	17.78		832,093	0.43		0.25		1.79		12
(0.42)	10.84	(2.85)		711,358	0.43		0.25		1.71		8

TIAA-CREF Lifecycle Funds  ■  Prospectus     207

Financial highlights

Lifecycle 2025 Fund

			Selected per share data
				Gain (loss) from investment operations
								Less distributions from
	For the period or year ended		Net asset value, beginning of period	Net investment income (loss)	[a]	Net realized & unrealized gain (loss) on total investments [j]	Total gain (loss) from investment operations	Net investment income	Net realized gains
Institutional Class
	5/31/16		$ 10.81	$ 0.19		$ (0.43)	$ (0.24)	$ (0.24)	$ (0.57)
	5/31/15		10.90	0.19		0.53	0.72	(0.34)	(0.47)
	5/31/14		10.29	0.18		1.19	1.37	(0.38)	(0.38)
	5/31/13		9.00	0.19		1.60	1.79	(0.27)	(0.23)
	5/31/12		9.83	0.18		(0.60)	(0.42)	(0.27)	(0.14)

Advisor Class
	5/31/16	‡	10.54	0.06		(0.03)	0.03	(0.24)	(0.57)

Premier Class
	5/31/16		10.76	0.18		(0.42)	(0.24)	(0.23)	(0.57)
	5/31/15		10.86	0.18		0.51	0.69	(0.32)	(0.47)
	5/31/14		10.26	0.18		1.16	1.34	(0.36)	(0.38)
	5/31/13		8.98	0.18		1.58	1.76	(0.25)	(0.23)
	5/31/12		9.80	0.16		(0.58)	(0.42)	(0.26)	(0.14)

Retirement Class
	5/31/16		13.19	0.21		(0.52)	(0.31)	(0.21)	(0.57)
	5/31/15		13.13	0.20		0.63	0.83	(0.30)	(0.47)
	5/31/14		12.25	0.19		1.42	1.61	(0.35)	(0.38)
	5/31/13		10.64	0.21		1.87	2.08	(0.24)	(0.23)
	5/31/12		11.52	0.18		(0.68)	(0.50)	(0.24)	(0.14)

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.
[g]	The performance for the Advisor Class, including performance based on the fund’s Retirement Class prior to inception of the Advisor Class, was (2.05)%.
[j]	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
‡	Advisor Class commenced operations on December 4, 2015.

208     Prospectus  ■  TIAA-CREF Lifecycle Funds

 (continued)

				Ratios and supplemental data

					Ratios to average net assets
Total dividends and distributions	Net asset value, end of period	Total return		Net assets at end of period (in thousands)	Gross expenses	[e]	Net expenses	[e]	Net investment income (loss)		Portfolio turnover rate

$ (0.81)	$ 9.76	(1.96)%		$1,633,946	0.12%		0.00%		1.96%		11%
(0.81)	10.81	6.93		1,468,702	0.12		0.00		1.79		12
(0.76)	10.90	13.64		1,140,353	0.13		0.00		1.73		12
(0.50)	10.29	20.37		749,263	0.13		0.00		1.99		11
(0.41)	9.00	(4.00)		403,396	0.13		0.00		1.94		7

(0.81)	9.76	0.54	bg	102	0.14	[c]	0.02	[c]	1.31	[c]	11

(0.80)	9.72	(2.02)		469,798	0.27		0.15		1.82		11
(0.79)	10.76	6.69		382,956	0.27		0.15		1.63		12
(0.74)	10.86	13.42		358,098	0.28		0.15		1.67		12
(0.48)	10.26	20.14		264,821	0.28		0.15		1.86		11
(0.40)	8.98	(4.01)		181,859	0.28		0.15		1.81		7

(0.78)	12.10	(2.17)		1,000,951	0.42		0.25		1.71		11
(0.77)	13.19	6.62		1,029,164	0.42		0.25		1.54		12
(0.73)	13.13	13.39		928,337	0.43		0.25		1.47		12
(0.47)	12.25	19.94		776,980	0.43		0.25		1.81		11
(0.38)	10.64	(4.11)		665,020	0.43		0.25		1.65		7

TIAA-CREF Lifecycle Funds  ■  Prospectus     209

Financial highlights

Lifecycle 2030 Fund

			Selected per share data
				Gain (loss) from investment operations
								Less distributions from
	For the period or year ended		Net asset value, beginning of period	Net investment income (loss)	[a]	Net realized & unrealized gain (loss) on total investments [j]	Total gain (loss) from investment operations	Net investment income	Net realized gains
Institutional Class
	5/31/16		$ 10.81	$ 0.19		$ (0.49)	$ (0.30)	$ (0.24)	$ (0.59)
	5/31/15		10.86	0.19		0.58	0.77	(0.34)	(0.48)
	5/31/14		10.16	0.18		1.29	1.47	(0.39)	(0.38)
	5/31/13		8.73	0.19		1.73	1.92	(0.24)	(0.25)
	5/31/12		9.61	0.16		(0.68)	(0.52)	(0.25)	(0.11)

Advisor Class
	5/31/16	‡	10.52	0.05		(0.06)	(0.01)	(0.24)	(0.59)

Premier Class
	5/31/16		10.77	0.18		(0.50)	(0.32)	(0.22)	(0.59)
	5/31/15		10.82	0.17		0.59	0.76	(0.33)	(0.48)
	5/31/14		10.12	0.17		1.29	1.46	(0.38)	(0.38)
	5/31/13		8.71	0.17		1.72	1.89	(0.23)	(0.25)
	5/31/12		9.58	0.15		(0.67)	(0.52)	(0.24)	(0.11)

Retirement Class
	5/31/16		13.39	0.21		(0.60)	(0.39)	(0.21)	(0.59)
	5/31/15		13.26	0.20		0.72	0.92	(0.31)	(0.48)
	5/31/14		12.25	0.18		1.57	1.75	(0.36)	(0.38)
	5/31/13		10.44	0.20		2.07	2.27	(0.21)	(0.25)
	5/31/12		11.40	0.16		(0.79)	(0.63)	(0.22)	(0.11)

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.
[g]	The performance for the Advisor Class, including performance based on the fund’s Retirement Class prior to inception of the Advisor Class, was (2.69)%.
[j]	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
‡	Advisor Class commenced operations on December 4, 2015.

210     Prospectus  ■  TIAA-CREF Lifecycle Funds

 (continued)

				Ratios and supplemental data

					Ratios to average net assets
Total dividends and distributions	Net asset value, end of period	Total return		Net assets at end of period (in thousands)	Gross expenses	[e]	Net expenses	[e]	Net investment income (loss)		Portfolio turnover rate

$ (0.83)	$ 9.68	(2.51)%		$1,645,188	0.12%		0.00%		1.93%		12%
(0.82)	10.81	7.48		1,495,152	0.12		0.00		1.77		11
(0.77)	10.86	14.82		1,139,305	0.13		0.00		1.69		11
(0.49)	10.16	22.50		736,779	0.13		0.00		1.97		12
(0.36)	8.73	(5.25)		407,473	0.13		0.00		1.86		5

(0.83)	9.68	0.15	bg	102	0.14	[c]	0.03	[c]	1.19	[c]	12

(0.81)	9.64	(2.67)		458,645	0.27		0.15		1.80		12
(0.81)	10.77	7.35		384,809	0.27		0.15		1.62		11
(0.76)	10.82	14.72		358,491	0.28		0.15		1.65		11
(0.48)	10.12	22.16		267,879	0.28		0.15		1.83		12
(0.35)	8.71	(5.26)		180,029	0.28		0.15		1.74		5

(0.80)	12.20	(2.73)		885,365	0.42		0.25		1.69		12
(0.79)	13.39	7.22		920,141	0.42		0.25		1.52		11
(0.74)	13.26	14.54		825,381	0.43		0.25		1.41		11
(0.46)	12.25	22.15		708,355	0.43		0.25		1.78		12
(0.33)	10.44	(5.40)		599,240	0.43		0.25		1.55		5

TIAA-CREF Lifecycle Funds  ■  Prospectus     211

Financial highlights

Lifecycle 2035 Fund

			Selected per share data
				Gain (loss) from investment operations
								Less distributions from
	For the period or year ended		Net asset value, beginning of period	Net investment income (loss)	[a]	Net realized & unrealized gain (loss) on total investments [j]	Total gain (loss) from investment operations	Net investment income	Net realized gains
Institutional Class
	5/31/16		$ 10.92	$ 0.18		$ (0.55)	$ (0.37)	$ (0.22)	$ (0.65)
	5/31/15		10.97	0.18		0.63	0.81	(0.34)	(0.52)
	5/31/14		10.18	0.17		1.44	1.61	(0.41)	(0.41)
	5/31/13		8.61	0.18		1.87	2.05	(0.22)	(0.26)
	5/31/12		9.59	0.15		(0.80)	(0.65)	(0.23)	(0.10)

Advisor Class
	5/31/16	‡	10.60	0.04		(0.09)	(0.05)	(0.22)	(0.65)

Premier Class
	5/31/16		10.90	0.17		(0.56)	(0.39)	(0.21)	(0.65)
	5/31/15		10.94	0.17		0.64	0.81	(0.33)	(0.52)
	5/31/14		10.16	0.17		1.41	1.58	(0.39)	(0.41)
	5/31/13		8.60	0.17		1.86	2.03	(0.21)	(0.26)
	5/31/12		9.57	0.14		(0.79)	(0.65)	(0.22)	(0.10)

Retirement Class
	5/31/16		13.73	0.20		(0.69)	(0.49)	(0.19)	(0.65)
	5/31/15		13.57	0.19		0.80	0.99	(0.31)	(0.52)
	5/31/14		12.43	0.17		1.76	1.93	(0.38)	(0.41)
	5/31/13		10.42	0.20		2.26	2.46	(0.19)	(0.26)
	5/31/12		11.51	0.15		(0.94)	(0.79)	(0.20)	(0.10)

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.
[g]	The performance for the Advisor Class, including performance based on the fund’s Retirement Class prior to inception of the Advisor Class, was (3.22)%.
[j]	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
‡	Advisor Class commenced operations on December 4, 2015.

212     Prospectus  ■  TIAA-CREF Lifecycle Funds

 (continued)

				Ratios and supplemental data

					Ratios to average net assets
Total dividends and distributions	Net asset value, end of period	Total return	Net assets at end of period (in thousands)		Gross expenses	[e]	Net expenses	[e]	Net investment income (loss)		Portfolio turnover rate

$ (0.87)	$ 9.68	(3.08)%		$1,721,118	0.12%		0.00%		1.82%		11%
(0.86)	10.92	7.83		1,562,158	0.12		0.00		1.67		11
(0.82)	10.97	16.10		1,209,710	0.13		0.00		1.58		10
(0.48)	10.18	24.45		775,166	0.13		0.00		1.90		12
(0.33)	8.61	(6.55)		406,001	0.13		0.00		1.75		4

(0.87)	9.68	(0.17	)bg	102	0.14	[c]	0.03	[c]	0.99	[c]	11

(0.86)	9.65	(3.33)		467,084	0.27		0.15		1.68		11
(0.85)	10.90	7.78		384,423	0.27		0.15		1.52		11
(0.80)	10.94	15.87		357,264	0.28		0.15		1.56		10
(0.47)	10.16	24.20		265,404	0.28		0.15		1.76		12
(0.32)	8.60	(6.55)		180,502	0.28		0.15		1.63		4

(0.84)	12.40	(3.36)		808,408	0.42		0.25		1.58		11
(0.83)	13.73	7.60		871,827	0.42		0.25		1.43		11
(0.79)	13.57	15.72		800,282	0.43		0.25		1.31		10
(0.45)	12.43	24.12		693,253	0.43		0.25		1.74		12
(0.30)	10.42	(6.68)		594,181	0.43		0.25		1.43		4

TIAA-CREF Lifecycle Funds  ■  Prospectus     213

Financial highlights

Lifecycle 2040 Fund

			Selected per share data
				Gain (loss) from investment operations
								Less distributions from
	For the period or year ended		Net asset value, beginning of period	Net investment income (loss)	[a]	Net realized & unrealized gain (loss) on total investments [j]	Total gain (loss) from investment operations	Net investment income	Net realized gains
Institutional Class
	5/31/16		$ 11.05	$ 0.17		$ (0.62)	$ (0.45)	$ (0.21)	$ (0.72)
	5/31/15		11.07	0.17		0.70	0.87	(0.35)	(0.54)
	5/31/14		10.25	0.16		1.52	1.68	(0.43)	(0.43)
	5/31/13		8.65	0.18		1.96	2.14	(0.22)	(0.32)
	5/31/12		9.67	0.15		(0.82)	(0.67)	(0.23)	(0.12)

Advisor Class
	5/31/16	‡	10.69	0.04		(0.13)	(0.09)	(0.21)	(0.72)

Premier Class
	5/31/16		11.02	0.15		(0.60)	(0.45)	(0.20)	(0.72)
	5/31/15		11.04	0.16		0.69	0.85	(0.33)	(0.54)
	5/31/14		10.22	0.16		1.50	1.66	(0.41)	(0.43)
	5/31/13		8.63	0.16		1.96	2.12	(0.21)	(0.32)
	5/31/12		9.66	0.14		(0.83)	(0.69)	(0.22)	(0.12)

Retirement Class
	5/31/16		14.10	0.19		(0.78)	(0.59)	(0.18)	(0.72)
	5/31/15		13.89	0.19		0.87	1.06	(0.31)	(0.54)
	5/31/14		12.66	0.16		1.89	2.05	(0.39)	(0.43)
	5/31/13		10.57	0.20		2.40	2.60	(0.19)	(0.32)
	5/31/12		11.73	0.15		(0.99)	(0.84)	(0.20)	(0.12)

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.

[g]	The performance for the Advisor Class, including performance based on the fund’s Retirement Class prior to inception of the Advisor Class, was (3.92)%.
[j]	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
‡	Advisor Class commenced operations on December 4, 2015.

214     Prospectus  ■  TIAA-CREF Lifecycle Funds

 (continued)

				Ratios and supplemental data

					Ratios to average net assets
Total dividends and distributions	Net asset value, end of period	Total return	Net assets at end of period (in thousands)		Gross expenses	[e]	Net expenses	[e]	Net investment income (loss)		Portfolio turnover rate

$ (0.93)	$ 9.67	(3.83)%		$2,177,059	0.11%		0.00%		1.70%		11%
(0.89)	11.05	8.35		2,002,921	0.12		0.00		1.60		11
(0.86)	11.07	16.75		1,524,091	0.12		0.00		1.51		9
(0.54)	10.25	25.40		978,672	0.13		0.00		1.88		13
(0.35)	8.65	(6.71)		526,001	0.13		0.00		1.72		5

(0.93)	9.67	(0.60	)bg	102	0.14	[c]	0.03	[c]	0.78	[c]	11

(0.92)	9.65	(3.89)		597,044	0.26		0.15		1.56		11
(0.87)	11.02	8.21		514,930	0.27		0.15		1.47		11
(0.84)	11.04	16.64		497,618	0.27		0.15		1.50		9
(0.53)	10.22	25.17		377,355	0.28		0.15		1.72		13
(0.34)	8.63	(6.92)		261,785	0.28		0.15		1.61		5

(0.90)	12.61	(4.03)		1,000,745	0.41		0.25		1.47		11
(0.85)	14.10	8.03		1,116,406	0.42		0.25		1.36		11
(0.82)	13.89	16.51		1,072,547	0.42		0.25		1.23		9
(0.51)	12.66	25.10		977,063	0.43		0.25		1.69		13
(0.32)	10.57	(7.00)		857,435	0.43		0.25		1.39		5

TIAA-CREF Lifecycle Funds  ■  Prospectus     215

Financial highlights

Lifecycle 2045 Fund

			Selected per share data
				Gain (loss) from investment operations
								Less distributions from
	For the period or year ended		Net asset value, beginning of period	Net investment income (loss)	[a]	Net realized & unrealized gain (loss) on total investments [j]	Total gain (loss) from investment operations	Net investment income	Net realized gains
Institutional Class
	5/31/16		$ 11.44	$ 0.18		$ (0.63)	$ (0.45)	$ (0.20)	$ (0.37)
	5/31/15		11.11	0.18		0.71	0.89	(0.32)	(0.24)
	5/31/14		9.94	0.16		1.49	1.65	(0.38)	(0.10)
	5/31/13		8.14	0.17		1.87	2.04	(0.18)	(0.06)
	5/31/12		8.94	0.14		(0.76)	(0.62)	(0.18)	—

Advisor Class
	5/31/16	‡	11.08	0.04		(0.13)	(0.09)	(0.20)	(0.37)

Premier Class
	5/31/16		11.40	0.16		(0.62)	(0.46)	(0.19)	(0.37)
	5/31/15		11.08	0.16		0.71	0.87	(0.31)	(0.24)
	5/31/14		9.92	0.16		1.47	1.63	(0.37)	(0.10)
	5/31/13		8.12	0.16		1.87	2.03	(0.17)	(0.06)
	5/31/12		8.92	0.13		(0.75)	(0.62)	(0.18)	—

Retirement Class
	5/31/16		11.37	0.15		(0.63)	(0.48)	(0.17)	(0.37)
	5/31/15		11.05	0.15		0.71	0.86	(0.30)	(0.24)
	5/31/14		9.89	0.13		1.48	1.61	(0.35)	(0.10)
	5/31/13		8.10	0.15		1.86	2.01	(0.16)	(0.06)
	5/31/12		8.90	0.12		(0.76)	(0.64)	(0.16)	—

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.
[g]	The performance for the Advisor Class, including performance based on the fund’s Retirement Class prior to inception of the Advisor Class, was (3.92)%.

[j]	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

‡	Advisor Class commenced operations on December 4, 2015.

216     Prospectus  ■  TIAA-CREF Lifecycle Funds

 (continued)

				Ratios and supplemental data

					Ratios to average net assets
Total dividends and distributions	Net asset value, end of period	Total return	Net assets at end of period (in thousands)		Gross expenses	[e]	Net expenses	[e]	Net investment income (loss)		Portfolio turnover rate

$ (0.57)	$ 10.42	(3.71)%		$922,057	0.12%		0.00%		1.68%		8%
(0.56)	11.44	8.31		749,747	0.13		0.00		1.59		8
(0.48)	11.11	16.79		489,349	0.14		0.00		1.51		6
(0.24)	9.94	25.33		267,192	0.15		0.00		1.89		9
(0.18)	8.14	(6.77)		115,021	0.17		0.00		1.68		9

(0.57)	10.42	(0.60	)bg	102	0.15	[c]	0.03	[c]	0.73	[c]	8

(0.56)	10.38	(3.86)		280,898	0.27		0.15		1.55		8
(0.55)	11.40	8.10		207,328	0.28		0.15		1.47		8
(0.47)	11.08	16.60		158,576	0.29		0.15		1.48		6
(0.23)	9.92	25.25		84,430	0.30		0.15		1.72		9
(0.18)	8.12	(6.87)		38,862	0.32		0.15		1.53		9

(0.54)	10.35	(3.98)		402,825	0.42		0.25		1.45		8
(0.54)	11.37	8.00		395,217	0.43		0.25		1.37		8
(0.45)	11.05	16.52		326,030	0.44		0.25		1.23		6
(0.22)	9.89	25.07		248,237	0.45		0.25		1.68		9
(0.16)	8.10	(7.03)		155,417	0.48		0.25		1.41		9

TIAA-CREF Lifecycle Funds  ■  Prospectus     217

Financial highlights

Lifecycle 2050 Fund

			Selected per share data
				Gain (loss) from investment operations
								Less distributions from
	For the period or year ended		Net asset value, beginning of period	Net investment income (loss)	[a]	Net realized & unrealized gain (loss) on total investments [j]	Total gain (loss) from investment operations	Net investment income	Net realized gains
Institutional Class
	5/31/16		$ 11.42	$ 0.17		$ (0.61)	$ (0.44)	$ (0.20)	$ (0.36)
	5/31/15		11.08	0.18		0.71	0.89	(0.32)	(0.23)
	5/31/14		9.91	0.16		1.49	1.65	(0.38)	(0.10)
	5/31/13		8.11	0.17		1.86	2.03	(0.18)	(0.05)
	5/31/12		8.90	0.14		(0.75)	(0.61)	(0.18)	—

Advisor Class
	5/31/16	‡	11.06	0.03		(0.11)	(0.08)	(0.20)	(0.36)

Premier Class
	5/31/16		11.38	0.16		(0.60)	(0.44)	(0.19)	(0.36)
	5/31/15		11.05	0.17		0.70	0.87	(0.31)	(0.23)
	5/31/14		9.89	0.16		1.46	1.62	(0.36)	(0.10)
	5/31/13		8.09	0.16		1.86	2.02	(0.17)	(0.05)
	5/31/12		8.89	0.12		(0.75)	(0.63)	(0.17)	—

Retirement Class
	5/31/16		11.35	0.15		(0.62)	(0.47)	(0.17)	(0.36)
	5/31/15		11.02	0.15		0.70	0.85	(0.29)	(0.23)
	5/31/14		9.86	0.13		1.48	1.61	(0.35)	(0.10)
	5/31/13		8.07	0.15		1.85	2.00	(0.16)	(0.05)
	5/31/12		8.86	0.11		(0.74)	(0.63)	(0.16)	—

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.

[g]	The performance for the Advisor Class, including performance based on the fund’s Retirement Class prior to inception of the Advisor Class, was (3.88)%.

[j]	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

‡	Advisor Class commenced operations on December 4, 2015.

218     Prospectus  ■  TIAA-CREF Lifecycle Funds

 (continued)

				Ratios and supplemental data

					Ratios to average net assets
Total dividends and distributions	Net asset value, end of period	Total return	Net assets at end of period (in thousands)		Gross expenses	[e]	Net expenses	[e]	Net investment income (loss)		Portfolio turnover rate

$ (0.56)	$ 10.42	(3.67)%		$550,907	0.13%		0.00%		1.66%		9%
(0.55)	11.42	8.30		423,230	0.13		0.00		1.59		7
(0.48)	11.08	16.76		266,715	0.15		0.00		1.51		6
(0.23)	9.91	25.33		141,731	0.17		0.00		1.89		8
(0.18)	8.11	(6.72)		59,624	0.21		0.00		1.68		6

(0.56)	10.42	(0.55	)bg	102	0.16	[c]	0.03	[c]	0.70	[c]	9

(0.55)	10.39	(3.73)		180,517	0.28		0.15		1.53		9
(0.54)	11.38	8.09		130,718	0.28		0.15		1.51		7
(0.46)	11.05	16.57		92,974	0.30		0.15		1.47		6
(0.22)	9.89	25.25		43,678	0.32		0.15		1.74		8
(0.17)	8.09	(6.93)		21,343	0.36		0.15		1.53		6

(0.53)	10.35	(3.93)		243,273	0.43		0.25		1.44		9
(0.52)	11.35	7.98		235,899	0.43		0.25		1.35		7
(0.45)	11.02	16.48		189,266	0.45		0.25		1.23		6
(0.21)	9.86	25.07		142,830	0.47		0.25		1.66		8
(0.16)	8.07	(6.97)		85,178	0.52		0.25		1.40		6

TIAA-CREF Lifecycle Funds  ■  Prospectus     219

Financial highlights

Lifecycle 2055 Fund

			Selected per share data
				Gain (loss) from investment operations
								Less distributions from
	For the period or year ended		Net asset value, beginning of period	Net investment income (loss)	[a]	Net realized & unrealized gain (loss) on total investments [j]	Total gain (loss) from investment operations	Net investment income	Net realized gains
Institutional Class
	5/31/16		$ 12.77	$ 0.19		$ (0.67)	$ (0.48)	$ (0.22)	$ (0.35)
	5/31/15		12.33	0.20		0.79	0.99	(0.35)	(0.20)
	5/31/14		11.00	0.17		1.65	1.82	(0.41)	(0.08)
	5/31/13		9.00	0.18		2.07	2.25	(0.19)	(0.06)
	5/31/12		9.85	0.15		(0.81)	(0.66)	(0.19)	(0.00)[d]

Advisor Class
	5/31/16	‡	12.36	0.04		(0.11)	(0.07)	(0.22)	(0.35)

Premier Class
	5/31/16		12.73	0.17		(0.66)	(0.49)	(0.21)	(0.35)
	5/31/15		12.30	0.18		0.79	0.97	(0.34)	(0.20)
	5/31/14		10.98	0.19		1.61	1.80	(0.40)	(0.08)
	5/31/13		8.99	0.17		2.06	2.23	(0.18)	(0.06)
	5/31/12		9.85	0.14		(0.82)	(0.68)	(0.18)	(0.00)[d]

Retirement Class
	5/31/16		12.73	0.16		(0.66)	(0.50)	(0.19)	(0.35)
	5/31/15		12.30	0.17		0.79	0.96	(0.33)	(0.20)
	5/31/14		10.98	0.15		1.64	1.79	(0.39)	(0.08)
	5/31/13		8.99	0.16		2.06	2.22	(0.17)	(0.06)
	5/31/12		9.85	0.13		(0.81)	(0.68)	(0.18)	(0.00)[d]

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.

[g]	The performance for the Advisor Class, including performance based on the fund’s Retirement Class prior to inception of the Advisor Class, was (3.73)%.

[j]	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

‡	Advisor Class commenced operations on December 4, 2015.

220     Prospectus  ■  TIAA-CREF Lifecycle Funds

 (continued)

				Ratios and supplemental data

					Ratios to average net assets
Total dividends and distributions	Net asset value, end of period	Total return	Net assets at end of period (in thousands)		Gross expenses	[e]	Net expenses	[e]	Net investment income (loss)		Portfolio turnover rate

$ (0.57)	$ 11.72	(3.62)%		$97,784	0.19%		0.00%		1.62%		24%
(0.55)	12.77	8.31		59,787	0.21		0.00		1.58		9
(0.49)	12.33	16.70		29,574	0.32		0.00		1.49		10
(0.25)	11.00	25.40		9,903	0.51		0.00		1.79		26
(0.19)	9.00	(6.55)		2,072	1.12		0.00		1.61		44

(0.57)	11.72	(0.44	)bg	102	0.21	[c]	0.03	[c]	0.67	[c]	24

(0.56)	11.68	(3.76)		45,977	0.34		0.15		1.49		24
(0.54)	12.73	8.13		26,407	0.36		0.15		1.47		9
(0.48)	12.30	16.55		14,041	0.47		0.15		1.65		10
(0.24)	10.98	25.19		4,531	0.66		0.15		1.72		26
(0.18)	8.99	(6.73)		1,335	1.28		0.15		1.50		44

(0.54)	11.69	(3.81)		60,056	0.49		0.25		1.33		24
(0.53)	12.73	8.02		55,577	0.51		0.25		1.35		9
(0.47)	12.30	16.41		35,171	0.62		0.25		1.26		10
(0.23)	10.98	25.06		18,835	0.81		0.25		1.64		26
(0.18)	8.99	(6.79)		10,725	1.41		0.25		1.38		44

TIAA-CREF Lifecycle Funds  ■  Prospectus     221

Financial highlights

Lifecycle 2060 Fund

			Selected per share data
				Gain (loss) from investment operations
								Less distributions from
	For the period or year ended		Net asset value, beginning of period	Net investment income (loss)	[a]	Net realized & unrealized gain (loss) on total investments	Total gain (loss) from investment operations	Net investment income	Net realized gains
Institutional Class
	5/31/16		$ 10.48	$ 0.16		$ (0.55)	$ (0.39)	$ (0.19)	$ (0.39)
	5/31/15	†	10.00	0.14		0.60	0.74	(0.26)	—

Advisor Class
	5/31/16	‡	10.15	0.03		(0.09)	(0.06)	(0.19)	(0.39)

Premier Class
	5/31/16		10.47	0.15		(0.56)	(0.41)	(0.17)	(0.39)
	5/31/15	†	10.00	0.13		0.60	0.73	(0.26)	—

Retirement Class
	5/31/16		10.47	0.15		(0.56)	(0.41)	(0.17)	(0.39)
	5/31/15	†	10.00	0.12		0.60	0.72	(0.25)	—

[a]	Based on average shares outstanding.

[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.

[g]	The performance for the Advisor Class, including performance based on the fund’s Retirement Class prior to inception of the Advisor Class, was (3.63)%.
†	The Fund commenced operations on September 26, 2014.
‡	Advisor Class commenced operations on December 4, 2015.

222     Prospectus  ■  TIAA-CREF Lifecycle Funds

 (concluded)

				Ratios and supplemental data

					Ratios to average net assets
Total dividends and distributions	Net asset value, end of period	Total return	Net assets at end of period (in thousands)		Gross expenses	[e]	Net expenses	[e]	Net investment income (loss)		Portfolio turnover rate

$ (0.58)	$ 9.51	(3.52)%		$5,533	1.15%		0.00%		1.67%		54%
(0.26)	10.48	7.55		5,622	1.64	[c]	0.00	[c]	2.06	[c]	12	[b]

(0.58)	9.51	(0.39	)bg	102	1.16		0.02		0.65		54

(0.56)	9.50	(3.68)		2,527	1.30		0.15		1.52		54
(0.26)	10.47	7.40		2,686	1.82	[c]	0.15	[c]	1.92	[c]	12	[b]

(0.56)	9.50	(3.74)		4,652	1.45		0.25		1.55		54
(0.25)	10.47	7.38		3,165	1.99	[c]	0.25	[c]	1.77	[c]	12	[b]

TIAA-CREF Lifecycle Funds  ■  Prospectus     223

For more information about TIAA-CREF Funds

Statement of Additional Information (“SAI”). The Funds’ SAI contains more information about certain aspects of the Funds. A current SAI has been filed with the SEC and is incorporated into this Prospectus by reference. This means that the Funds’ SAI is legally a part of the Prospectus.

Annual and Semiannual Reports. The Funds’ annual and semiannual reports provide additional information about the Funds’ investments. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the preceding fiscal year. The audited financial statements in the Funds’ annual shareholder report dated May 31, 2016 are also incorporated into this Prospectus by reference.

Requesting documents. You can request a copy of the Funds’ SAI or these reports without charge, or contact the Funds for any other purpose, in any of the following ways:

By telephone:

Call 877-518-9161

In writing:

TIAA-CREF Funds
P.O. Box 1259
Charlotte, NC 28201

Over the Internet:

www.tiaa.org

Information about the Trust (including the Funds’ SAI) can be reviewed and copied at the SEC’s public reference room (202-551-8090) in Washington, DC. The reports and other information are also available through the EDGAR Database on the SEC’s Internet website at www.sec.gov. Copies of the information can also be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, DC 20549.

To lower costs and eliminate duplicate documents sent to your home, the Funds may mail only one copy of the Funds’ Prospectus, prospectus supplements, annual and semiannual reports, or any other required documents, to your household, even if more than one shareholder lives there. If you would prefer to continue receiving your own copy of any of these documents, you may call the Funds toll-free or write to the Funds as follows:

By telephone:

Call 877-518-9161

In writing:

TIAA-CREF Funds
P.O. Box 1259
Charlotte, NC 28201

Important information about procedures for opening a new account

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions, including the Funds, to obtain, verify and record information that identifies each person who opens an account.

What this means for you: When you open an account, the Funds will ask for your name, address, date of birth, Social Security number and other information that will allow the Funds to identify you, such as your home telephone number. Until you provide the Funds with the information they need, the Funds may not be able to open an account or effect any transactions for you.

1940 Act File No. 811-9301	A12013 (10/16)

PROSPECTUS OCTOBER 1, 2016

TIAA-CREF Lifecycle Index Funds

of the TIAA-CREF Funds

Ticker
Fund	Institutional Class	Advisor Class	Premier Class	Retirement Class
Lifecycle Index Retirement Income Fund	TRILX	TLIHX	TLIPX	TRCIX
Lifecycle Index 2010 Fund	TLTIX	TLTHX	TLTPX	TLTRX
Lifecycle Index 2015 Fund	TLFIX	TLFAX	TLFPX	TLGRX
Lifecycle Index 2020 Fund	TLWIX	TLWHX	TLWPX	TLWRX
Lifecycle Index 2025 Fund	TLQIX	TLQHX	TLVPX	TLQRX
Lifecycle Index 2030 Fund	TLHIX	TLHHX	TLHPX	TLHRX
Lifecycle Index 2035 Fund	TLYIX	TLYHX	TLYPX	TLYRX
Lifecycle Index 2040 Fund	TLZIX	TLZHX	TLPRX	TLZRX
Lifecycle Index 2045 Fund	TLXIX	TLMHX	TLMPX	TLMRX
Lifecycle Index 2050 Fund	TLLIX	TLLHX	TLLPX	TLLRX
Lifecycle Index 2055 Fund	TTIIX	TTIHX	TTIPX	TTIRX
Lifecycle Index 2060 Fund	TVIIX	TVIHX	TVIPX	TVITX

This Prospectus describes the Institutional, Advisor, Premier and Retirement Class shares offered by the investment portfolios listed above (each, a “Fund” and, collectively, the “Funds”) of the TIAA-CREF Funds (the “Trust”). These Funds comprise the TIAA-CREF Lifecycle Index Funds (the “Lifecycle Index Funds”), a sub-family of funds offered by the Trust.

An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investor can lose money in any of the Funds and the Funds could perform more poorly than other investments.

The Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Summary information

Lifecycle Index Retirement Income Fund

Investment objective 6

Fees and expenses 6

Shareholder fees 6

Annual Fund operating expenses 7

Example 7

Portfolio turnover 8

Principal investment strategies 8

Principal investment risks 9

Past performance 11

Portfolio management 13

Purchase and sale of Fund shares 14

Tax information 14

Payments to broker-dealers and other financial intermediary compensation 15

Summary information

Lifecycle Index 2010 Fund

Investment objective 16

Fees and expenses 16

Shareholder fees 16

Annual Fund operating expenses 17

Example 17

Portfolio turnover 18

Principal investment strategies 18

Principal investment risks 20

Past performance 22

Portfolio management 24

Purchase and sale of Fund shares 24

Tax information 25

Payments to broker-dealers and other financial intermediary compensation 26

Summary information

Lifecycle Index 2015 Fund

Investment objective 27

Fees and expenses 27

Shareholder fees 27

Annual Fund operating expenses 28

Example 28

Portfolio turnover 29

Principal investment strategies 29

Principal investment risks 31

Past performance 33

Portfolio management 35

Purchase and sale of Fund shares 35

Tax information 36

Payments to broker-dealers and other financial intermediary compensation 37

Summary information

Lifecycle Index 2020 Fund

Investment objective 38

Fees and expenses 38

Shareholder fees 38

Annual Fund operating expenses 39

Example 39

Portfolio turnover 40

Principal investment strategies 40

Principal investment risks 42

Past performance 44

Portfolio management 46

Purchase and sale of Fund shares 46

Tax information 47

Payments to broker-dealers and other financial intermediary compensation 48

Summary information

Lifecycle Index 2025 Fund

Investment objective 49

Fees and expenses 49

Shareholder fees 49

Annual Fund operating expenses 50

Example 50

Portfolio turnover 51

Principal investment strategies 51

Principal investment risks 53

Past performance 55

Portfolio management 57

Purchase and sale of Fund shares 57

Tax information 58

Payments to broker-dealers and other financial intermediary compensation 59

Summary information

Lifecycle Index 2030 Fund

Investment objective 60

Fees and expenses 60

Shareholder fees 60

Annual Fund operating expenses 61

Example 61

Portfolio turnover 62

Principal investment strategies 62

Principal investment risks 64

Past performance 66

Portfolio management 68

Purchase and sale of Fund shares 68

Tax information 69

Payments to broker-dealers and other financial intermediary compensation 70

Summary information

Lifecycle Index 2035 Fund

Investment objective 71

Fees and expenses 71

Shareholder fees 71

Annual Fund operating expenses 72

Example 72

Portfolio turnover 73

Principal investment strategies 73

Principal investment risks 75

Past performance 76

Portfolio management 78

Purchase and sale of Fund shares 78

Tax information 79

Payments to broker-dealers and other financial intermediary compensation 79

Summary information

Lifecycle Index 2040 Fund

Investment objective 81

Fees and expenses 81

Shareholder fees 81

Annual Fund operating expenses 82

Example 82

Portfolio turnover 83

Principal investment strategies 83

Principal investment risks 85

Past performance 86

Portfolio management 88

Purchase and sale of Fund shares 88

Tax information 89

Payments to broker-dealers and other financial intermediary compensation 89

Summary information

Lifecycle Index 2045 Fund

Investment objective 91

Fees and expenses 91

Shareholder fees 91

Annual Fund operating expenses 92

Example 92

Portfolio turnover 93

Principal investment strategies 93

Principal investment risks 95

Past performance 96

Portfolio management 98

Purchase and sale of Fund shares 98

Tax information 99

Payments to broker-dealers and other financial intermediary compensation 99

Summary information

Lifecycle Index 2050 Fund

Investment objective 101

Fees and expenses 101

Shareholder fees 101

Annual Fund operating expenses 102

Example 102

Portfolio turnover 103

Principal investment strategies 103

Principal investment risks 105

Past performance 106

Portfolio management 108

Purchase and sale of Fund shares 108

Tax information 109

Payments to broker-dealers and other financial intermediary compensation 109

Summary information

Lifecycle Index 2055 Fund

Investment objective 111

Fees and expenses 111

Shareholder fees 111

Annual Fund operating expenses 112

Example 112

Portfolio Turnover 113

Principal investment strategies 113

Principal investment risks 115

Past performance 116

Portfolio management 118

Purchase and sale of Fund shares 118

Tax information 119

Payments to broker-dealers and other financial intermediary compensation 120

Summary information

Lifecycle Index 2060 Fund

Investment objective 121

Fees and expenses 121

Shareholder fees 121

Annual Fund operating expenses 122

Example 122

Portfolio turnover 123

Principal investment strategies 123

Principal investment risks 125

Past performance 126

Portfolio management 128

Purchase and sale of Fund shares 128

Tax information 129

Payments to broker-dealers and other financial intermediary compensation 130

Additional information about investment strategies and risks 130

Additional information about the Funds 130

More about the Funds’ strategy 131

Additional information about the Funds’ composite benchmark indices 133

Additional information about the Underlying Funds 135

Additional information on investment risks of the Funds and Underlying Funds 137

Principal risks of the Funds 137

Additional risks of the Funds 142

Additional information on investment strategies and risks of the Funds and Underlying Funds 146

Portfolio holdings 148

Portfolio turnover 148

Share classes 149

Management of the Funds 149

The Funds’ investment adviser 149

Investment management fees 150

Portfolio management team 151

Other services 152

Distribution and service arrangements 153

All classes 153

Other payments by the Funds 153

Other payments by TPIS, Advisors or their affiliates 154

Calculating share price 155

Dividends and distributions 157

Taxes 158

Your account: purchasing, redeeming or exchanging shares 161

Fund shares offered in this Prospectus 161

Share class eligibility 161

Purchasing shares 163

Redeeming shares 168

Exchanging shares 171

Conversion of shares–applicable to all investors 173

Important transaction information 174

Market timing/excessive trading policy–applicable to all investors 176

Electronic prospectuses 178

Additional information about index providers 178

Additional information about the Trust and the Board of Trustees 180

Glossary 180

Financial highlights 182

Summary information

TIAA-CREF Lifecycle Index Retirement Income Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle Index Retirement Income Fund seeks high total return over time primarily through income, with a secondary emphasis on capital appreciation.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	0%	0%	0%	0%
Maximum Deferred Sales Charge	0%	0%	0%	0%
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	0%	0%	0%	0%
Redemption or Exchange Fee	0%	0%	0%	0%
Maximum Account Fee	0%	0%	0%	0%

6     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class

Management fees	0.10%	0.10%	0.10%	0.10%

Distribution (Rule 12b-1) fees	—	—	0.15%	—

Other expenses	0.21%	0.29%[1]	0.21%	0.46%

Acquired Fund fees and expenses[2]	0.10%	0.10%	0.10%	0.10%

Total annual Fund operating expenses	0.41%	0.49%	0.56%	0.66%

Waivers and expense reimbursements[3,4]	(0.31)%	(0.31)%	(0.31)%	(0.31)%

Total annual Fund operating expenses after fee
waiver and/or expense reimbursement	0.10%	0.18%	0.25%	0.35%

1	Estimate is for the current fiscal year.
2

“Acquired Fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired Fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s annual report.

3

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund fees and expenses and extraordinary expenses) that exceed: (i) 0.00% of average daily net assets for Institutional Class shares; (ii) 0.15% of average daily net assets for Advisor Class shares; (iii) 0.15% of average daily net assets for Premier Class shares; and (iv) 0.25% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2017, unless changed with approval of the Board of Trustees.

4	Advisors has contractually agreed to waive 0.10% of the Fund’s Management fee. This waiver will remain in effect through September 30, 2017, unless changed with the approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2017, but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Institutional Class	Advisor Class	Premier Class	Retirement Class
1 year	$10	$18	$26	$36
3 years	$100	$126	$148	$180
5 years	$199	$243	$282	$337
10 years	$487	$586	$672	$793

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     7

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2016, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). The Fund invests in Underlying Funds according to a relatively stable asset allocation strategy that will not gradually adjust over time and is designed for investors who are already in or entering retirement (i.e., have already passed their retirement year). The Fund has a policy of investing at least 80% of its assets in Underlying Funds that are managed to seek investment returns that track particular market indices. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

The Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), expects to allocate approximately 40.00% of the Fund’s assets to equity Underlying Funds and 60.00% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations may be changed and actual allocations may vary up to ten percentage points from the targets. Within the equity and fixed-income asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2017, which may change, are approximately as follows: U.S. Equity: 28.00%; International Equity: 12.00%; Fixed-Income: 40.00%; Short-Term Fixed-Income: 10.00%; and Inflation-Protected Assets: 10.00%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and Emerging Markets Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); Short-Term Bond Index Fund (Short-Term Fixed-Income) and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also

8     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change. Investors should note that the Fund has a significant level of equity exposure and this exposure could cause fluctuation in the value of the Fund depending on the performance of the equity markets generally.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2016, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	40.14%	U.S. Equity	28.11%	• Equity Index Fund	28.11%
		International Equity	12.03%	• International Equity Index Fund	9.12%
				• Emerging Markets Equity Index Fund	2.91%
FIXED-INCOME	59.86%	Fixed-Income	39.93%	• Bond Index Fund	39.93%
		Short-Term Fixed-Income	9.94%	• Short-Term Bond Index Fund	9.94%
		Inflation-Protected Assets	9.99%	• Inflation-Linked Bond Fund	9.99%

Total	100.00%	100.00%	100.00%

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Index Risk—The risk that the Fund’s performance may not correspond to its benchmark index for any period of time and may underperform such index or the overall financial market. Additionally, to the extent that the Fund’s investments vary from the composition of its benchmark index, the Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Fund merely attempted to replicate the index.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     9

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk—The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please

10     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2015, and how those returns compare to those of certain broad-based securities market indices and a composite index based on the Fund’s target allocations. The Advisor Class does not have a full year of performance and is not included in the table. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     11

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle Index Retirement Income Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2016, was 3.61%.

Best quarter: 6.74%, for the quarter ended September 30, 2010. Worst quarter: -4.69%, for the quarter ended September 30, 2011.

12     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2015

	Inception Date	One Year	Five Years	Since Inception
Retirement Class	9/30/2009
Return Before Taxes		–0.25%	5.40%	6.20%
Return After Taxes on Distributions		–0.87%	4.71%	5.49%
Return After Taxes on Distributions and Sale of
Fund Shares		0.04%	3.99%	4.66%
Institutional Class	9/30/2009
Return Before Taxes		–0.03%	5.66%	6.46%
Premier Class	9/30/2009
Return Before Taxes		–0.25%	5.49%	6.29%

Bloomberg Barclays U.S. Aggregate Bond Index
(reflects no deductions for fees, expenses or taxes)		0.55%	3.25%	3.67%†

Russell 3000® Index
(reflects no deductions for fees, expenses or taxes)		0.48%	12.18%	13.44%†

Lifecycle Index Retirement Income Fund Composite Index‡
(reflects no deductions for fees, expenses or taxes)		0.02%	5.79%	6.64%†

Current performance of the Fund’s shares may be higher or lower than that shown above.
†		Performance is calculated from the inception date of the Retirement Class.

‡

As of the close of business on December 31, 2015, the Lifecycle Index Retirement Income Fund Composite Index consisted of: 40.0% Bloomberg Barclays U.S. Aggregate Bond Index; 28.0% Russell 3000® Index; 12.0% MSCI EAFE + Emerging Markets Index; 10.0% Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index; and 10.0% Bloomberg Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, LLC.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2009	since 2009

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     13

Purchase and sale of Fund shares

Institutional Class shares are available for purchase directly from the Fund by certain eligible investors (which include employee benefit plans and financial intermediaries). Advisor Class shares are available for purchase through certain financial intermediaries, employee benefit plans and insurance company separate accounts. Premier Class and Retirement Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts.

• The minimum initial investment is $10 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates. Employee benefit plans, fee-based managed account programs (“wrap accounts”), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, thrifts, bank and trust companies that have entered into agreements to offer Institutional Class shares held in omnibus accounts on the books of the Fund are exempt from initial and subsequent investment minimums.

• There is no minimum initial or subsequent investment for Advisor Class shares. Advisor Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Premier Class shares. Premier Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) or its affiliated exchanges NYSE Arca Equities or NYSE MKT is open for trading (each such day a “Business Day”). Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

14     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     15

Summary information

TIAA-CREF Lifecycle Index 2010 Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle Index 2010 Fund seeks high total return over time through a combination of capital appreciation and income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class
Maximum sales charge imposed on purchases (percentage of offering price)	0%	0%	0%	0%
Maximum deferred sales charge	0%	0%	0%	0%
Maximum sales charge imposed on reinvested dividends and other distributions	0%	0%	0%	0%
Redemption or exchange fee	0%	0%	0%	0%
Maximum account fee	0%	0%	0%	0%

16     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Advisor Class		Premier Class	Retirement Class

Management fees	0.10%	0.10%		0.10%	0.10%

Distribution (Rule 12b-1) fees	—	—		0.15%	—

Other expenses	0.07%	0.15%	[1]	0.07%	0.32%

Acquired Fund fees and expenses[2]	0.10%	0.10%		0.10%	0.10%

Total annual Fund operating expenses	0.27%	0.35%		0.42%	0.52%

Waivers and expense reimbursements[3,4]	(0.17)%	(0.17)%		(0.17)%	(0.17)%

Total annual Fund operating expenses after fee
waiver and/or expense reimbursement	0.10%	0.18%		0.25%	0.35%

1	Estimate is for the current fiscal year.
2

“Acquired Fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired Fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s annual report.

3

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund fees and expenses and extraordinary expenses) that exceed: (i) 0.00% of average daily net assets for Institutional Class shares; (ii) 0.15% of average daily net assets for Advisor Class shares; (iii) 0.15% of average daily net assets for Premier Class shares; and (iv) 0.25% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2017, unless changed with approval of the Board of Trustees.

4	Advisors has contractually agreed to waive 0.10% of the Fund’s Management fee. This waiver will remain in effect through September 30, 2017, unless changed with the approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2017, but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Institutional Class	Advisor Class	Premier Class	Retirement Class
1 year	$10	$18	$26	$36
3 years	$70	$95	$118	$150
5 years	$135	$179	$218	$274
10 years	$326	$426	$513	$636

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     17

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2016, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have recently retired or have an approximate target retirement year within a few years, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors who retired in 2010 or plan to retire within a few years of 2010. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), expects to allocate approximately 43.00% of the Fund’s assets to equity Underlying Funds and 57.00% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to ten percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative. The Fund had target allocations of approximately 50.00% equity/50.00% fixed-income in the Fund’s target retirement year of 2010 and will reach the Fund’s final target allocation of approximately 40.00% equity/60.00% fixed-income at some point from 2017 to 2020. Within the equity and fixed-income asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2017, which will change over time, are approximately as follows: U.S. Equity: 30.10%; International Equity: 12.90%; Fixed-Income: 39.40%; Short-Term Fixed-Income: 8.80%; and Inflation-Protected Assets: 8.80%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and

18     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

Emerging Markets Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); Short-Term Bond Index Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2016, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	44.07%	U.S. Equity	30.87%	• Equity Index Fund	30.87%
		International Equity	13.20%	• International Equity Index Fund	10.00%
				• Emerging Markets Equity Index Fund	3.20%
FIXED-INCOME	55.93%	Fixed-Income	39.19%	• Bond Index Fund	39.19%
		Short-Term Fixed-Income	8.35%	• Short-Term Bond Index Fund	8.35%
		Inflation-Protected Assets	8.39%	• Inflation-Linked Bond Fund	8.39%

Total	100.00%	100.00%	100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     19

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Index Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Index Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Index Retirement Income Fund is contained in the prospectus for that fund.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Index Risk—The risk that the Fund’s performance may not correspond to its benchmark index for any period of time and may underperform such index or the overall financial market. Additionally, to the extent that the Fund’s investments vary from the composition of its benchmark index, the Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Fund merely attempted to replicate the index.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

20     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk—The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     21

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2015, and how those returns compare to those of certain broad-based securities market indices and a composite index based on the Fund’s target allocations. The Advisor Class does not have a full year of performance and is not included in the table. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org.

22     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle Index 2010 Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2016, was 3.61%.

Best quarter: 7.77%, for the quarter ended September 30, 2010. Worst quarter: -6.63%, for the quarter ended September 30, 2011.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     23

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2015

	Inception Date	One Year	Five Years	Since Inception
Retirement Class	9/30/2009
Return Before Taxes		–0.29%	5.82%	6.74%
Return After Taxes on Distributions		–0.92%	5.13%	6.10%
Return After Taxes on Distributions and Sale of
Fund Shares		0.03%	4.34%	5.14%
Institutional Class	9/30/2009
Return Before Taxes		–0.06%	6.10%	7.01%
Premier Class	9/30/2009
Return Before Taxes		–0.21%	5.93%	6.85%

Bloomberg Barclays U.S. Aggregate Bond Index
(reflects no deductions for fees, expenses or taxes)		0.55%	3.25%	3.67%†

Russell 3000® Index
(reflects no deductions for fees, expenses or taxes)		0.48%	12.18%	13.44%†

Lifecycle Index 2010 Fund Composite Index‡
(reflects no deductions for fees, expenses or taxes)		–0.01%	6.22%	7.18%†

Current performance of the Fund’s shares may be higher or lower than that shown above.
†		Performance is calculated from the inception date of the Retirement Class.

‡

As of the close of business on December 31, 2015, the Lifecycle Index 2010 Fund Composite Index consisted of: 39.1% Bloomberg Barclays U.S. Aggregate Bond Index; 31.1% Russell 3000® Index; 13.4% MSCI EAFE + Emerging Markets Index; 8.2% Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index; and 8.2% Bloomberg Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, LLC.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2009	since 2009

Purchase and sale of Fund shares

Institutional Class shares are available for purchase directly from the Fund by certain eligible investors (which include employee benefit plans and financial

24     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

intermediaries). Advisor Class shares are available for purchase through certain financial intermediaries, employee benefit plans and insurance company separate accounts. Premier Class and Retirement Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts.

• The minimum initial investment is $10 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates. Employee benefit plans, fee-based managed account programs (“wrap accounts”), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, thrifts, bank and trust companies that have entered into agreements to offer Institutional Class shares held in omnibus accounts on the books of the Fund are exempt from initial and subsequent investment minimums.

• There is no minimum initial or subsequent investment for Advisor Class shares. Advisor Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Premier Class shares. Premier Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) or its affiliated exchanges NYSE Arca Equities or NYSE MKT is open for trading (each such day a “Business Day”). Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     25

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

26     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

Summary information

TIAA-CREF Lifecycle Index 2015 Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle Index 2015 Fund seeks high total return over time through a combination of capital appreciation and income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class
Maximum sales charge imposed on purchases (percentage of offering price)	0%	0%	0%	0%
Maximum deferred sales charge	0%	0%	0%	0%
Maximum sales charge imposed on reinvested dividends and other distributions	0%	0%	0%	0%
Redemption or exchange fee	0%	0%	0%	0%
Maximum account fee	0%	0%	0%	0%

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     27

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class

Management fees	0.10%	0.10%	0.10%	0.10%

Distribution (Rule 12b-1) fees	—	—	0.15%	—

Other expenses	0.05%	0.13%[1]	0.05%	0.30%

Acquired Fund fees and expenses[2]	0.10%	0.10%	0.10%	0.10%

Total annual Fund operating expenses	0.25%	0.33%	0.40%	0.50%

Waivers and expense reimbursements[3,4]	(0.15)%	(0.15)%	(0.15)%	(0.15)%

Total annual Fund operating expenses after fee
waiver and/or expense reimbursement	0.10%	0.18%	0.25%	0.35%

1	Estimate is for the current fiscal year.
2

“Acquired Fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired Fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s annual report.

3

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund fees and expenses and extraordinary expenses) that exceed: (i) 0.00% of average daily net assets for Institutional Class shares; (ii) 0.15% of average daily net assets for Advisor Class shares; (iii) 0.15% of average daily net assets for Premier Class shares; and (iv) 0.25% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2017, unless changed with approval of the Board of Trustees.

4	Advisors has contractually agreed to waive 0.10% of the Fund’s Management fee. This waiver will remain in effect through September 30, 2017, unless changed with the approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2017, but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Institutional Class	Advisor Class	Premier Class	Retirement Class
1 year	$10	$18	$26	$36
3 years	$65	$91	$113	$145
5 years	$126	$170	$209	$265
10 years	$303	$403	$491	$614

28     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2016, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2015. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), expects to allocate approximately 48.00% of the Fund’s assets to equity Underlying Funds and 52.00% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to ten percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative. The Fund has target allocations of approximately 50.00% equity/50.00% fixed-income in the Fund’s target retirement year of 2015 and reaching the Fund’s final target allocation of approximately 40.00% equity/60.00% fixed-income at some point from 2022 to 2025. Within the equity and fixed-income asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2017, which will change over time, are approximately as follows: U.S. Equity: 33.60%; International Equity: 14.40%; Fixed-Income: 38.40%; Short-Term Fixed-Income: 6.80%; and Inflation-Protected Assets: 6.80%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     29

Emerging Markets Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); Short-Term Bond Index Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2016, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	49.08%	U.S. Equity	34.39%	• Equity Index Fund	34.39%
		International Equity	14.69%	• International Equity Index Fund	11.13%
				• Emerging Markets Equity Index Fund	3.56%
FIXED-INCOME	50.92%	Fixed-Income	38.17%	• Bond Index Fund	38.17%
		Short-Term Fixed-Income	6.36%	• Short-Term Bond Index Fund	6.36%
		Inflation-Protected Assets	6.39%	• Inflation-Linked Bond Fund	6.39%

Total	100.00%	100.00%	100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

30     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Index Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Index Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Index Retirement Income Fund is contained in the prospectus for that fund.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Index Risk—The risk that the Fund’s performance may not correspond to its benchmark index for any period of time and may underperform such index or the overall financial market. Additionally, to the extent that the Fund’s investments vary from the composition of its benchmark index, the Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Fund merely attempted to replicate the index.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     31

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk—The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

32     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2015, and how those returns compare to those of certain broad-based securities market indices and a composite index based on the Fund’s target allocations. The Advisor Class does not have a full year of performance and is not included in the table. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     33

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle Index 2015 Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2016, was 3.57%.

Best quarter: 8.63%, for the quarter ended September 30, 2010. Worst quarter: -8.09%, for the quarter ended September 30, 2011.

34     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2015

	Inception Date	One Year	Five Years	Since Inception
Retirement Class	9/30/2009
Return Before Taxes		–0.28%	6.22%	7.20%
Return After Taxes on Distributions		–0.92%	5.58%	6.62%
Return After Taxes on Distributions and Sale of
Fund Shares		0.07%	4.69%	5.55%
Institutional Class	9/30/2009
Return Before Taxes		–0.04%	6.49%	7.47%
Premier Class	9/30/2009
Return Before Taxes		–0.19%	6.32%	7.31%

Bloomberg Barclays U.S. Aggregate Bond Index
(reflects no deductions for fees, expenses or taxes)		0.55%	3.25%	3.67%†

Russell 3000® Index
(reflects no deductions for fees, expenses or taxes)		0.48%	12.18%	13.44%†

Lifecycle Index 2015 Fund Composite Index‡
(reflects no deductions for fees, expenses or taxes)		–0.03%	6.61%	7.65%†

Current performance of the Fund’s shares may be higher or lower than that shown above.
†		Performance is calculated from the inception date of the Retirement Class.

‡

As of the close of business on December 31, 2015, the Lifecycle Index 2015 Fund Composite Index consisted of: 38.1% Bloomberg Barclays U.S. Aggregate Bond Index; 34.6% Russell 3000® Index; 14.9% MSCI EAFE + Emerging Markets Index; 6.2% Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index; and 6.2% Bloomberg Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, LLC.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2009	since 2009

Purchase and sale of Fund shares

Institutional Class shares are available for purchase directly from the Fund by certain eligible investors (which include employee benefit plans and financial

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     35

intermediaries). Advisor Class shares are available for purchase through certain financial intermediaries, employee benefit plans and insurance company separate accounts. Premier Class and Retirement Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts.

• The minimum initial investment is $10 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates. Employee benefit plans, fee-based managed account programs (“wrap accounts”), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, thrifts, bank and trust companies that have entered into agreements to offer Institutional Class shares held in omnibus accounts on the books of the Fund are exempt from initial and subsequent investment minimums.

• There is no minimum initial or subsequent investment for Advisor Class shares. Advisor Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Premier Class shares. Premier Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) or its affiliated exchanges NYSE Arca Equities or NYSE MKT is open for trading (each such day a “Business Day”). Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

36     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     37

Summary information

TIAA-CREF Lifecycle Index 2020 Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle Index 2020 Fund seeks high total return over time through a combination of capital appreciation and income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class
Maximum sales charge imposed on purchases (percentage of offering price)	0%	0%	0%	0%
Maximum deferred sales charge	0%	0%	0%	0%
Maximum sales charge imposed on reinvested dividends and other distributions	0%	0%	0%	0%
Redemption or exchange fee	0%	0%	0%	0%
Maximum account fee	0%	0%	0%	0%

38     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Advisor Class		Premier Class	Retirement Class

Management fees	0.10%	0.10%		0.10%	0.10%

Distribution (Rule 12b-1) fees	—	—		0.15%	—

Other expenses	0.03%	0.11%	[1]	0.03%	0.28%

Acquired Fund fees and expenses[2]	0.09%	0.09%		0.09%	0.09%

Total annual Fund operating expenses	0.22%	0.30%		0.37%	0.47%

Waivers and expense reimbursements[3,4]	(0.12)%	(0.12)%		(0.12)%	(0.12)%

Total annual Fund operating expenses after fee
waiver and/or expense reimbursement	0.10%	0.18%		0.25%	0.35%

1	Estimate is for the current fiscal year.
2

“Acquired Fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired Fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s annual report.

3

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund fees and expenses and extraordinary expenses) that exceed: (i) 0.01% of average daily net assets for Institutional Class shares; (ii) 0.16% of average daily net assets for Advisor Class shares; (iii) 0.16% of average daily net assets for Premier Class shares; and (iv) 0.26% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2017, unless changed with approval of the Board of Trustees.

4	Advisors has contractually agreed to waive 0.09% of the Fund’s Management fee. This waiver will remain in effect through September 30, 2017, unless changed with the approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2017, but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Institutional Class	Advisor Class	Premier Class	Retirement Class
1 year	$10	$18	$26	$36
3 years	$59	$84	$107	$139
5 years	$112	$157	$196	$251
10 years	$268	$369	$456	$580

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     39

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2016, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2020. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), expects to allocate approximately 54.80% of the Fund’s assets to equity Underlying Funds and 45.20% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to ten percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50.00% equity/50.00% fixed-income in the Fund’s target retirement year of 2020 and reaching the Fund’s final target allocation of approximately 40.00% equity/60.00% fixed-income at some point from 2027 to 2030. Within the equity and fixed-income asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2017, which will change over time, are approximately as follows: U.S. Equity: 38.36%; International Equity: 16.44%; Fixed-Income: 35.60%; Short-Term Fixed-Income: 4.80%; and Inflation-Protected Assets: 4.80%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and

40     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

Emerging Markets Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); Short-Term Bond Index Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2016, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	56.50%	U.S. Equity	39.57%	• Equity Index Fund	39.57%
		International Equity	16.93%	• International Equity Index Fund	12.83%
				• Emerging Markets Equity Index Fund	4.10%
FIXED-INCOME	43.50%	Fixed-Income	34.75%	• Bond Index Fund	34.75%
		Short-Term Fixed-Income	4.37%	• Short-Term Bond Index Fund	4.37%
		Inflation-Protected Assets	4.38%	• Inflation-Linked Bond Fund	4.38%

Total	100.00%	100.00%	100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     41

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Index Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Index Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Index Retirement Income Fund is contained in the prospectus for that fund.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Index Risk—The risk that the Fund’s performance may not correspond to its benchmark index for any period of time and may underperform such index or the overall financial market. Additionally, to the extent that the Fund’s investments vary from the composition of its benchmark index, the Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Fund merely attempted to replicate the index.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

42     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk—The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     43

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2015, and how those returns compare to those of certain broad-based securities market indices and a composite index based on the Fund’s target allocations. The Advisor Class does not have a full year of performance and is not included in the table. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org.

44     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle Index 2020 Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2016, was 3.38%.

Best quarter: 9.39%, for the quarter ended September 30, 2010. Worst quarter: -9.69%, for the quarter ended September 30, 2011.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     45

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2015

	Inception Date	One Year	Five Years	Since Inception
Retirement Class	9/30/2009
Return Before Taxes		–0.42%	6.71%	7.75%
Return After Taxes on Distributions		–1.02%	6.12%	7.21%
Return After Taxes on Distributions and Sale of
Fund Shares		0.01%	5.12%	6.04%
Institutional Class	9/30/2009
Return Before Taxes		–0.14%	6.98%	8.02%
Premier Class	9/30/2009
Return Before Taxes		–0.29%	6.82%	7.85%

Russell 3000® Index
(reflects no deductions for fees, expenses or taxes)		0.48%	12.18%	13.44%†

Bloomberg Barclays U.S. Aggregate Bond Index
(reflects no deductions for fees, expenses or taxes)		0.55%	3.25%	3.67%†

Lifecycle Index 2020 Fund Composite Index‡
(reflects no deductions for fees, expenses or taxes)		–0.12%	7.10%	8.20%†

Current performance of the Fund’s shares may be higher or lower than that shown above.
†		Performance is calculated from the inception date of the Retirement Class.

‡

As of the close of business on December 31, 2015, the Lifecycle Index 2020 Fund Composite Index consisted of: 40.0% Russell 3000® Index; 34.4% Bloomberg Barclays U.S. Aggregate Bond Index; 17.2% MSCI EAFE + Emerging Markets Index; 4.2% Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index; and 4.2% Bloomberg Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, LLC.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2009	since 2009

Purchase and sale of Fund shares

Institutional Class shares are available for purchase directly from the Fund by certain eligible investors (which include employee benefit plans and financial

46     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

intermediaries). Advisor Class shares are available for purchase through certain financial intermediaries, employee benefit plans and insurance company separate accounts. Premier Class and Retirement Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts.

• The minimum initial investment is $10 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates. Employee benefit plans, fee-based managed account programs (“wrap accounts”), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, thrifts, bank and trust companies that have entered into agreements to offer Institutional Class shares held in omnibus accounts on the books of the Fund are exempt from initial and subsequent investment minimums.

• There is no minimum initial or subsequent investment for Advisor Class shares. Advisor Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Premier Class shares. Premier Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) or its affiliated exchanges NYSE Arca Equities or NYSE MKT is open for trading (each such day a “Business Day”). Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     47

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

48     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

Summary information

TIAA-CREF Lifecycle Index 2025 Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle Index 2025 Fund seeks high total return over time through a combination of capital appreciation and income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class
Maximum sales charge imposed on purchases (percentage of offering price)	0%	0%	0%	0%
Maximum deferred sales charge	0%	0%	0%	0%
Maximum sales charge imposed on reinvested dividends and other distributions	0%	0%	0%	0%
Redemption or exchange fee	0%	0%	0%	0%
Maximum account fee	0%	0%	0%	0%

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     49

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Advisor Class		Premier Class	Retirement Class

Management fees	0.10%	0.10%		0.10%	0.10%

Distribution (Rule 12b-1) fees	—	—		0.15%	—

Other expenses	0.03%	0.11%	[1]	0.03%	0.28%

Acquired Fund fees and expenses[2]	0.09%	0.09%		0.09%	0.09%

Total annual Fund operating expenses	0.22%	0.30%		0.37%	0.47%

Waivers and expense reimbursements[3,4]	(0.12)%	(0.12)%		(0.12)%	(0.12)%

Total annual Fund operating expenses after fee
waiver and/or expense reimbursement	0.10%	0.18%		0.25%	0.35%

1	Estimate is for the current fiscal year.
2

“Acquired Fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired Fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s annual report.

3

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund fees and expenses and extraordinary expenses) that exceed: (i) 0.01% of average daily net assets for Institutional Class shares; (ii) 0.16% of average daily net assets for Advisor Class shares; (iii) 0.16% of average daily net assets for Premier Class shares; and (iv) 0.26% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2017, unless changed with approval of the Board of Trustees.

4	Advisors has contractually agreed to waive 0.09% of the Fund’s Management fee. This waiver will remain in effect through September 30, 2017, unless changed with the approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2017, but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Institutional Class	Advisor Class	Premier Class	Retirement Class
1 year	$10	$18	$26	$36
3 years	$59	$84	$107	$139
5 years	$112	$157	$196	$251
10 years	$268	$369	$456	$580

50     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2016, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2025. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), expects to allocate approximately 62.80% of the Fund’s assets to equity Underlying Funds and 37.20% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to ten percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50.00% equity/50.00% fixed-income in the Fund’s target retirement year of 2025 and reaching the Fund’s final target allocation of approximately 40.00% equity/60.00% fixed-income at some point from 2032 to 2035. Within the equity and fixed-income asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2017, which will change over time, are approximately as follows: U.S. Equity: 43.96%; International Equity: 18.84%; Fixed-Income: 31.60%; Short-Term Fixed-Income: 2.80%; and Inflation-Protected Assets: 2.80%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     51

Emerging Markets Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); Short-Term Bond Index Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2016, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	64.50%	U.S. Equity	45.17%	• Equity Index Fund	45.17%
		International Equity	19.33%	• International Equity Index Fund	14.65%
				• Emerging Markets Equity Index Fund	4.68%
FIXED-INCOME	35.50%	Fixed-Income	30.74%	• Bond Index Fund	30.74%
		Short-Term Fixed-Income	2.38%	• Short-Term Bond Index Fund	2.38%
		Inflation-Protected Assets	2.38%	• Inflation-Linked Bond Fund	2.38%

Total	100.00%	100.00%	100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

52     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Index Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Index Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Index Retirement Income Fund is contained in the prospectus for that fund.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Index Risk—The risk that the Fund’s performance may not correspond to its benchmark index for any period of time and may underperform such index or the overall financial market. Additionally, to the extent that the Fund’s investments vary from the composition of its benchmark index, the Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Fund merely attempted to replicate the index.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     53

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk—The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

54     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2015, and how those returns compare to those of certain broad-based securities market indices and a composite index based on the Fund’s target allocations. The Advisor Class does not have a full year of performance and is not included in the table. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     55

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle Index 2025 Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2016, was 3.21%.

Best quarter: 10.18%, for the quarter ended September 30, 2010. Worst quarter: -11.34%, for the quarter ended September 30, 2011.

56     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2015

	Inception Date	One Year	Five Years	Since Inception
Retirement Class	9/30/2009
Return Before Taxes		–0.52%	7.19%	8.30%
Return After Taxes on Distributions		–1.13%	6.62%	7.77%
Return After Taxes on Distributions and Sale of
Fund Shares		–0.01%	5.53%	6.51%
Institutional Class	9/30/2009
Return Before Taxes		–0.25%	7.45%	8.56%
Premier Class	9/30/2009
Return Before Taxes		–0.39%	7.29%	8.40%

Russell 3000® Index
(reflects no deductions for fees, expenses or taxes)		0.48%	12.18%	13.44%†

Bloomberg Barclays U.S. Aggregate Bond Index
(reflects no deductions for fees, expenses or taxes)		0.55%	3.25%	3.67%†

Lifecycle Index 2025 Fund Composite Index‡
(reflects no deductions for fees, expenses or taxes)		–0.22%	7.58%	8.73%†

Current performance of the Fund’s shares may be higher or lower than that shown above.
†		Performance is calculated from the inception date of the Retirement Class.

‡

As of the close of business on December 31, 2015, the Lifecycle Index 2025 Fund Composite Index consisted of: 45.6% Russell 3000® Index; 30.4% Bloomberg Barclays U.S. Aggregate Bond Index; 19.6% MSCI EAFE + Emerging Markets Index; 2.2% Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index; and 2.2% Bloomberg Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, LLC.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2009	since 2009

Purchase and sale of Fund shares

Institutional Class shares are available for purchase directly from the Fund by certain eligible investors (which include employee benefit plans and financial

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     57

intermediaries). Advisor Class shares are available for purchase through certain financial intermediaries, employee benefit plans and insurance company separate accounts. Premier Class and Retirement Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts.

• The minimum initial investment is $10 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates. Employee benefit plans, fee-based managed account programs (“wrap accounts”), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, thrifts, bank and trust companies that have entered into agreements to offer Institutional Class shares held in omnibus accounts on the books of the Fund are exempt from initial and subsequent investment minimums.

• There is no minimum initial or subsequent investment for Advisor Class shares. Advisor Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Premier Class shares. Premier Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) or its affiliated exchanges NYSE Arca Equities or NYSE MKT is open for trading (each such day a “Business Day”). Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

58     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     59

Summary information

TIAA-CREF Lifecycle Index 2030 Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle Index 2030 Fund seeks high total return over time through a combination of capital appreciation and income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class
Maximum sales charge imposed on purchases (percentage of offering price)	0%	0%	0%	0%
Maximum deferred sales charge	0%	0%	0%	0%
Maximum sales charge imposed on reinvested dividends and other distributions	0%	0%	0%	0%
Redemption or exchange fee	0%	0%	0%	0%
Maximum account fee	0%	0%	0%	0%

60     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Advisor Class		Premier Class	Retirement Class

Management fees	0.10%	0.10%		0.10%	0.10%

Distribution (Rule 12b-1) fees	—	—		0.15%	—

Other expenses	0.03%	0.11%	[1]	0.03%	0.28%

Acquired Fund fees and expenses[2]	0.08%	0.08%		0.08%	0.08%

Total annual Fund operating expenses	0.21%	0.29%		0.36%	0.46%

Waivers and expense reimbursements[3,4]	(0.11)%	(0.11)%		(0.11)%	(0.11)%

Total annual Fund operating expenses after fee
waiver and/or expense reimbursement	0.10%	0.18%		0.25%	0.35%

1	Estimate is for the current fiscal year.
2

“Acquired Fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired Fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s annual report.

3

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund fees and expenses and extraordinary expenses) that exceed: (i) 0.02% of average daily net assets for Institutional Class shares; (ii) 0.17% of average daily net assets for Advisor Class shares; (iii) 0.17% of average daily net assets for Premier Class shares; and (iv) 0.27% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2017, unless changed with approval of the Board of Trustees.

4	Advisors has contractually agreed to waive 0.08% of the Fund’s Management fee. This waiver will remain in effect through September 30, 2017, unless changed with the approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2017, but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Institutional Class	Advisor Class	Premier Class	Retirement Class
1 year	$10	$18	$26	$36
3 years	$56	$82	$105	$137
5 years	$107	$152	$191	$247
10 years	$257	$357	$445	$569

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     61

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2016, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2030. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), expects to allocate approximately 70.80% of the Fund’s assets to equity Underlying Funds and 29.20% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to ten percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50.00% equity/50.00% fixed-income in the Fund’s target retirement year of 2030 and reaching the Fund’s final target allocation of approximately 40.00% equity/60.00% fixed-income at some point from 2037 to 2040. Within the equity and fixed-income asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2017, which will change over time, are approximately as follows: U.S. Equity: 49.56%; International Equity: 21.24%; Fixed-Income: 27.60%; Short-Term Fixed-Income: 0.80%; and Inflation-Protected Assets: 0.80%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and

62     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

Emerging Markets Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); Short-Term Bond Index Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2016, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	72.50%	U.S. Equity	50.77%	• Equity Index Fund	50.77%
		International Equity	21.73%	• International Equity Index Fund	16.47%
				• Emerging Markets Equity Index Fund	5.26%
FIXED-INCOME	27.50%	Fixed-Income	26.72%	• Bond Index Fund	26.72%
		Short-Term Fixed-Income	0.39%	• Short-Term Bond Index Fund	0.39%
		Inflation-Protected Assets	0.39%	• Inflation-Linked Bond Fund	0.39%

Total	100.00%	100.00%	100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     63

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Index Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Index Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Index Retirement Income Fund is contained in the prospectus for that fund.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Index Risk—The risk that the Fund’s performance may not correspond to its benchmark index for any period of time and may underperform such index or the overall financial market. Additionally, to the extent that the Fund’s investments vary from the composition of its benchmark index, the Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Fund merely attempted to replicate the index.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

64     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk—The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     65

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2015, and how those returns compare to those of certain broad-based securities market indices and a composite index based on the Fund’s target allocations. The Advisor Class does not have a full year of performance and is not included in the table. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org.

66     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle Index 2030 Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2016, was 3.05%.

Best quarter: 11.08%, for the quarter ended September 30, 2010. Worst quarter: -12.86%, for the quarter ended September 30, 2011.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     67

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2015

	Inception Date	One Year	Five Years	Since Inception
Retirement Class	9/30/2009
Return Before Taxes		–0.61%	7.66%	8.84%
Return After Taxes on Distributions		–1.22%	7.11%	8.33%
Return After Taxes on Distributions and Sale of
Fund Shares		–0.02%	5.93%	6.97%
Institutional Class	9/30/2009
Return Before Taxes		–0.33%	7.94%	9.12%
Premier Class	9/30/2009
Return Before Taxes		–0.47%	7.79%	8.95%

Russell 3000® Index
(reflects no deductions for fees, expenses or taxes)		0.48%	12.18%	13.44%†

Bloomberg Barclays U.S. Aggregate Bond Index
(reflects no deductions for fees, expenses or taxes)		0.55%	3.25%	3.67%†

Lifecycle Index 2030 Fund Composite Index‡
(reflects no deductions for fees, expenses or taxes)		–0.32%	8.07%	9.28%†

Current performance of the Fund’s shares may be higher or lower than that shown above.
†		Performance is calculated from the inception date of the Retirement Class.
‡

As of the close of business on December 31, 2015, the Lifecycle Index 2030 Fund Composite Index consisted of: 51.2% Russell 3000® Index; 26.4% Bloomberg Barclays U.S. Aggregate Bond Index; 22.0% MSCI EAFE + Emerging Markets Index; 0.2% Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index; and 0.2% Bloomberg Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, LLC.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2009	since 2009

Purchase and sale of Fund shares

Institutional Class shares are available for purchase directly from the Fund by certain eligible investors (which include employee benefit plans and financial

68     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

intermediaries). Advisor Class shares are available for purchase through certain financial intermediaries, employee benefit plans and insurance company separate accounts. Premier Class and Retirement Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts.

• The minimum initial investment is $10 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates. Employee benefit plans, fee-based managed account programs (“wrap accounts”), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, thrifts, bank and trust companies that have entered into agreements to offer Institutional Class shares held in omnibus accounts on the books of the Fund are exempt from initial and subsequent investment minimums.

• There is no minimum initial or subsequent investment for Advisor Class shares. Advisor Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Premier Class shares. Premier Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) or its affiliated exchanges NYSE Arca Equities or NYSE MKT is open for trading (each such day a “Business Day”). Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     69

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

70     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

Summary information

TIAA-CREF Lifecycle Index 2035 Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle Index 2035 Fund seeks high total return over time through a combination of capital appreciation and income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class
Maximum sales charge imposed on purchases (percentage of offering price)	0%	0%	0%	0%
Maximum deferred sales charge	0%	0%	0%	0%
Maximum sales charge imposed on reinvested dividends and other distributions	0%	0%	0%	0%
Redemption or exchange fee	0%	0%	0%	0%
Maximum account fee	0%	0%	0%	0%

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     71

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class

Management fees	0.10%	0.10%	0.10%	0.10%

Distribution (Rule 12b-1) fees	—	—	0.15%	—

Other expenses	0.03%	0.11%[1]	0.03%	0.29%

Acquired Fund fees and expenses[2]	0.08%	0.08%	0.08%	0.08%

Total annual Fund operating expenses	0.21%	0.29%	0.36%	0.47%

Waivers and expense reimbursements[3,4]	(0.11)%	(0.11)%	(0.11)%	(0.12)%

Total annual Fund operating expenses after fee
waiver and/or expense reimbursement	0.10%	0.18%	0.25%	0.35%

1	Estimate is for the current fiscal year.
2

“Acquired Fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired Fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s annual report.

3

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund fees and expenses and extraordinary expenses) that exceed: (i) 0.02% of average daily net assets for Institutional Class shares; (ii) 0.17% of average daily net assets for Advisor Class shares; (iii) 0.17% of average daily net assets for Premier Class shares; and (iv) 0.27% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2017, unless changed with approval of the Board of Trustees.

4	Advisors has contractually agreed to waive 0.08% of the Fund’s Management fee. This waiver will remain in effect through September 30, 2017, unless changed with the approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2017, but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Institutional Class	Advisor Class	Premier Class	Retirement Class
1 year	$10	$18	$26	$36
3 years	$56	$82	$105	$139
5 years	$107	$152	$191	$251
10 years	$257	$357	$445	$580

72     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2016, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2035. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), expects to allocate approximately 78.80% of the Fund’s assets to equity Underlying Funds and 21.20% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to ten percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50.00% equity/50.00% fixed-income in the Fund’s target retirement year of 2035 and reaching the Fund’s final target allocation of approximately 40.00% equity/60.00% fixed-income at some point from 2042 to 2045. Within the equity and fixed-income asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2017, which will change over time, are approximately as follows: U.S. Equity: 55.16%; International Equity: 23.64%; Fixed-Income: 21.20%; Short-Term Fixed-Income: 0.00%; and Inflation-Protected Assets: 0.00%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     73

Emerging Markets Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); Short-Term Bond Index Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2016, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	80.48%	U.S. Equity	56.35%	• Equity Index Fund	56.35%
		International Equity	24.13%	• International Equity Index Fund	18.29%
				• Emerging Markets Equity Index Fund	5.84%
FIXED-INCOME	19.52%	Fixed-Income	19.52%	• Bond Index Fund	19.52%

Total	100.00%	100.00%	100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in

74     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Index Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Index Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Index Retirement Income Fund is contained in the prospectus for that fund.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Index Risk—The risk that the Fund’s performance may not correspond to its benchmark index for any period of time and may underperform such index or the overall financial market. Additionally, to the extent that the Fund’s investments vary from the composition of its benchmark index, the Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Fund merely attempted to replicate the index.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     75

• foreign investment risk—The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class

76     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2015, and how those returns compare to those of certain broad-based securities market indices and a composite index based on the Fund’s target allocations. The Advisor Class does not have a full year of performance and is not included in the table. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle Index 2035 Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2016, was 2.78%.

Best quarter: 11.89%, for the quarter ended September 30, 2010. Worst quarter: -14.45%, for the quarter ended September 30, 2011.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     77

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2015

	Inception Date	One Year	Five Years	Since Inception
Retirement Class	9/30/2009
Return Before Taxes		–0.73%	8.11%	9.33%
Return After Taxes on Distributions		–1.33%	7.57%	8.84%
Return After Taxes on Distributions and Sale of
Fund Shares		–0.06%	6.31%	7.41%
Institutional Class	9/30/2009
Return Before Taxes		–0.54%	8.38%	9.61%
Premier Class	9/30/2009
Return Before Taxes		–0.68%	8.23%	9.44%

Russell 3000® Index
(reflects no deductions for fees, expenses or taxes)		0.48%	12.18%	13.44%†

Bloomberg Barclays U.S. Aggregate Bond Index
(reflects no deductions for fees, expenses or taxes)		0.55%	3.25%	3.67%†

Lifecycle Index 2035 Fund Composite Index‡
(reflects no deductions for fees, expenses or taxes)		–0.48%	8.52%	9.78%†

Current performance of the Fund’s shares may be higher or lower than that shown above.
†		Performance is calculated from the inception date of the Retirement Class.
‡

As of the close of business on December 31, 2015, the Lifecycle Index 2035 Fund Composite Index consisted of: 56.8% Russell 3000® Index; 24.4% MSCI EAFE + Emerging Markets Index; and 18.8% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, LLC.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2009	since 2009

Purchase and sale of Fund shares

Institutional Class shares are available for purchase directly from the Fund by certain eligible investors (which include employee benefit plans and financial intermediaries). Advisor Class shares are available for purchase through certain

78     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

financial intermediaries, employee benefit plans and insurance company separate accounts. Premier Class and Retirement Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts.

• The minimum initial investment is $10 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates. Employee benefit plans, fee-based managed account programs (“wrap accounts”), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, thrifts, bank and trust companies that have entered into agreements to offer Institutional Class shares held in omnibus accounts on the books of the Fund are exempt from initial and subsequent investment minimums.

• There is no minimum initial or subsequent investment for Advisor Class shares. Advisor Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Premier Class shares. Premier Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) or its affiliated exchanges NYSE Arca Equities or NYSE MKT is open for trading (each such day a “Business Day”). Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     79

the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

80     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

Summary information

TIAA-CREF Lifecycle Index 2040 Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle Index 2040 Fund seeks high total return over time through a combination of capital appreciation and income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class
Maximum sales charge imposed on purchases (percentage of offering price)	0%	0%	0%	0%
Maximum deferred sales charge	0%	0%	0%	0%
Maximum sales charge imposed on reinvested dividends and other distributions	0%	0%	0%	0%
Redemption or exchange fee	0%	0%	0%	0%
Maximum account fee	0%	0%	0%	0%

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     81

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Advisor Class		Premier Class	Retirement Class

Management fees	0.10%	0.10%		0.10%	0.10%

Distribution (Rule 12b-1) fees	—	—		0.15%	—

Other expenses	0.03%	0.11%	[1]	0.03%	0.28%

Acquired Fund fees and expenses[2]	0.07%	0.07%		0.07%	0.07%

Total annual Fund operating expenses	0.20%	0.28%		0.35%	0.45%

Waivers and expense reimbursements[3,4]	(0.10)%	(0.10)%		(0.10)%	(0.10)%

Total annual Fund operating expenses after fee
waiver and/or expense reimbursement	0.10%	0.18%		0.25%	0.35%

1	Estimate is for the current fiscal year.
2

“Acquired Fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired Fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s annual report.

3

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund fees and expenses and extraordinary expenses) that exceed: (i) 0.03% of average daily net assets for Institutional Class shares; (ii) 0.18% of average daily net assets for Advisor Class shares; (iii) 0.18% of average daily net assets for Premier Class shares; and (iv) 0.28% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2017, unless changed with approval of the Board of Trustees.

4	Advisors has contractually agreed to waive 0.07% of the Fund’s Management fee. This waiver will remain in effect through September 30, 2017, unless changed with the approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2017, but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Institutional Class	Advisor Class	Premier Class	Retirement Class
1 year	$10	$18	$26	$36
3 years	$54	$80	$102	$134
5 years	$103	$147	$186	$242
10 years	$245	$346	$433	$557

82     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2016, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2040. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), expects to allocate approximately 86.80% of the Fund’s assets to equity Underlying Funds and 13.20% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to ten percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50.00% equity/50.00% fixed-income in the Fund’s target retirement year of 2040 and reaching the Fund’s final target allocation of approximately 40.00% equity/60.00% fixed-income at some point from 2047 to 2050. Within the equity and fixed-income asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2017, which will change over time, are approximately as follows: U.S. Equity: 60.76%; International Equity: 26.04%; Fixed-Income: 13.20%; Short-Term Fixed-Income: 0.00%; and Inflation-Protected Assets: 0.00%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     83

Emerging Markets Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); Short-Term Bond Index Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2016, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	88.47%	U.S. Equity	61.94%	• Equity Index Fund	61.94%
		International Equity	26.53%	• International Equity Index Fund	20.12%
				• Emerging Markets Equity Index Fund	6.41%
FIXED-INCOME	11.53%	Fixed-Income	11.53%	• Bond Index Fund	11.53%

Total	100.00%	100.00%	100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in

84     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Index Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Index Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Index Retirement Income Fund is contained in the prospectus for that fund.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Index Risk—The risk that the Fund’s performance may not correspond to its benchmark index for any period of time and may underperform such index or the overall financial market. Additionally, to the extent that the Fund’s investments vary from the composition of its benchmark index, the Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Fund merely attempted to replicate the index.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     85

• foreign investment risk—The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class

86     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2015, and how those returns compare to those of certain broad-based securities market indices and a composite index based on the Fund’s target allocations. The Advisor Class does not have a full year of performance and is not included in the table. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle Index 2040 Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2016, was 2.55%.

Best quarter: 11.87%, for the quarter ended September 30, 2010. Worst quarter: -14.82%, for the quarter ended September 30, 2011.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     87

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2015

	Inception Date	One Year	Five Years	Since Inception
Retirement Class	9/30/2009
Return Before Taxes		–0.93%	8.39%	9.58%
Return After Taxes on Distributions		–1.52%	7.85%	9.09%
Return After Taxes on Distributions and Sale of
Fund Shares		–0.14%	6.55%	7.62%
Institutional Class	9/30/2009
Return Before Taxes		–0.67%	8.67%	9.85%
Premier Class	9/30/2009
Return Before Taxes		–0.81%	8.50%	9.67%

Russell 3000® Index
(reflects no deductions for fees, expenses or taxes)		0.48%	12.18%	13.44%†

Bloomberg Barclays U.S. Aggregate Bond Index
(reflects no deductions for fees, expenses or taxes)		0.55%	3.25%	3.67%†

Lifecycle Index 2040 Fund Composite Index‡
(reflects no deductions for fees, expenses or taxes)		–0.66%	8.79%	10.02%†

Current performance of the Fund’s shares may be higher or lower than that shown above.
†		Performance is calculated from the inception date of the Retirement Class.

‡

As of the close of business on December 31, 2015, the Lifecycle Index 2040 Fund Composite Index consisted of: 62.4% Russell 3000® Index; 26.8% MSCI EAFE + Emerging Markets Index; and 10.8% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, LLC.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2009	since 2009

Purchase and sale of Fund shares

Institutional Class shares are available for purchase directly from the Fund by certain eligible investors (which include employee benefit plans and financial intermediaries). Advisor Class shares are available for purchase through certain

88     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

financial intermediaries, employee benefit plans and insurance company separate accounts. Premier Class and Retirement Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts.

• The minimum initial investment is $10 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates. Employee benefit plans, fee-based managed account programs (“wrap accounts”), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, thrifts, bank and trust companies that have entered into agreements to offer Institutional Class shares held in omnibus accounts on the books of the Fund are exempt from initial and subsequent investment minimums.

• There is no minimum initial or subsequent investment for Advisor Class shares. Advisor Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Premier Class shares. Premier Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) or its affiliated exchanges NYSE Arca Equities or NYSE MKT is open for trading (each such day a “Business Day”). Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     89

the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

90     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

Summary information

TIAA-CREF Lifecycle Index 2045 Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle Index 2045 Fund seeks high total return over time through a combination of capital appreciation and income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class
Maximum sales charge imposed on purchases (percentage of offering price)	0%	0%	0%	0%
Maximum deferred sales charge	0%	0%	0%	0%
Maximum sales charge imposed on reinvested dividends and other distributions	0%	0%	0%	0%
Redemption or exchange fee	0%	0%	0%	0%
Maximum account fee	0%	0%	0%	0%

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     91

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Advisor Class		Premier Class	Retirement Class

Management fees	0.10%	0.10%		0.10%	0.10%

Distribution (Rule 12b-1) fees	—	—		0.15%	—

Other expenses	0.05%	0.13%	[1]	0.05%	0.30%

Acquired Fund fees and expenses[2]	0.07%	0.07%		0.07%	0.07%

Total annual Fund operating expenses	0.22%	0.30%		0.37%	0.47%

Waivers and expense reimbursements[3,4]	(0.12)%	(0.12)%		(0.12)%	(0.12)%

Total annual Fund operating expenses after fee
waiver and/or expense reimbursement	0.10%	0.18%		0.25%	0.35%

1	Estimate is for the current fiscal year.
2

“Acquired Fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired Fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s annual report.

3

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund fees and expenses and extraordinary expenses) that exceed: (i) 0.03% of average daily net assets for Institutional Class shares; (ii) 0.18% of average daily net assets for Advisor Class shares; (iii) 0.18% of average daily net assets for Premier Class shares; and (iv) 0.28% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2017, unless changed with approval of the Board of Trustees.

4	Advisors has contractually agreed to waive 0.07% of the Fund’s Management fee. This waiver will remain in effect through September 30, 2017, unless changed with the approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2017, but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Institutional Class	Advisor Class	Premier Class	Retirement Class
1 year	$10	$18	$26	$36
3 years	$59	$84	$107	$139
5 years	$112	$157	$196	$251
10 years	$268	$369	$456	$580

92     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2016, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2045. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), expects to allocate approximately 90.75% of the Fund’s assets to equity Underlying Funds and 9.25% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to ten percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50.00% equity/50.00% fixed-income in the Fund’s target retirement year of 2045 and reaching the Fund’s final target allocation of approximately 40.00% equity/60.00% fixed-income at some point from 2052 to 2055. Within the equity and fixed-income asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2017, which will change over time, are approximately as follows: U.S. Equity: 63.53%; International Equity: 27.22%; Fixed-Income: 9.25%; Short-Term Fixed-Income: 0.00%; and Inflation-Protected Assets: 0.00%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     93

Emerging Markets Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); Short-Term Bond Index Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2016, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	91.03%	U.S. Equity	63.73%	• Equity Index Fund	63.73%
		International Equity	27.30%	• International Equity Index Fund	20.70%
				• Emerging Markets Equity Index Fund	6.60%
FIXED-INCOME	8.97%	Fixed-Income	8.97%	• Bond Index Fund	8.97%

Total	100.00%	100.00%	100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in

94     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Index Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Index Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Index Retirement Income Fund is contained in the prospectus for that fund.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Index Risk—The risk that the Fund’s performance may not correspond to its benchmark index for any period of time and may underperform such index or the overall financial market. Additionally, to the extent that the Fund’s investments vary from the composition of its benchmark index, the Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Fund merely attempted to replicate the index.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     95

• foreign investment risk—The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class

96     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2015, and how those returns compare to those of certain broad-based securities market indices and a composite index based on the Fund’s target allocations. The Advisor Class does not have a full year of performance and is not included in the table. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle Index 2045 Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2016, was 2.56%.

Best quarter: 11.95%, for the quarter ended September 30, 2010. Worst quarter: -14.77%, for the quarter ended September 30, 2011.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     97

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2015

	Inception Date	One Year	Five Years	Since Inception
Retirement Class	9/30/2009
Return Before Taxes		–0.97%	8.39%	9.56%
Return After Taxes on Distributions		–1.55%	7.87%	9.07%
Return After Taxes on Distributions and Sale of
Fund Shares		–0.16%	6.56%	7.61%
Institutional Class	9/30/2009
Return Before Taxes		–0.71%	8.67%	9.84%
Premier Class	9/30/2009
Return Before Taxes		–0.85%	8.50%	9.68%

Russell 3000® Index
(reflects no deductions for fees, expenses or taxes)		0.48%	12.18%	13.44%†

Bloomberg Barclays U.S. Aggregate Bond Index
(reflects no deductions for fees, expenses or taxes)		0.55%	3.25%	3.67%†

Lifecycle Index 2045 Fund Composite Index‡
(reflects no deductions for fees, expenses or taxes)		–0.66%	8.79%	10.02%†

Current performance of the Fund’s shares may be higher or lower than that shown above.
†		Performance is calculated from the inception date of the Retirement Class.
‡

As of the close of business on December 31, 2015, the Lifecycle Index 2045 Fund Composite Index consisted of: 63.0% Russell 3000® Index; 27.0% MSCI EAFE + Emerging Markets Index; and 10.0% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, LLC.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2009	since 2009

Purchase and sale of Fund shares

Institutional Class shares are available for purchase directly from the Fund by certain eligible investors (which include employee benefit plans and financial intermediaries). Advisor Class shares are available for purchase through certain

98     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

financial intermediaries, employee benefit plans and insurance company separate accounts. Premier Class and Retirement Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts.

• The minimum initial investment is $10 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates. Employee benefit plans, fee-based managed account programs (“wrap accounts”), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, thrifts, bank and trust companies that have entered into agreements to offer Institutional Class shares held in omnibus accounts on the books of the Fund are exempt from initial and subsequent investment minimums.

• There is no minimum initial or subsequent investment for Advisor Class shares. Advisor Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Premier Class shares. Premier Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) or its affiliated exchanges NYSE Arca Equities or NYSE MKT is open for trading (each such day a “Business Day”). Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     99

the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

100     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

Summary information

TIAA-CREF Lifecycle Index 2050 Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle Index 2050 Fund seeks high total return over time through a combination of capital appreciation and income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class
Maximum sales charge imposed on purchases (percentage of offering price)	0%	0%	0%	0%
Maximum deferred sales charge	0%	0%	0%	0%
Maximum sales charge imposed on reinvested dividends and other distributions	0%	0%	0%	0%
Redemption or exchange fee	0%	0%	0%	0%
Maximum account fee	0%	0%	0%	0%

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     101

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Advisor Class		Premier Class	Retirement Class

Management fees	0.10%	0.10%		0.10%	0.10%

Distribution (Rule 12b-1) fees	—	—		0.15%	—

Other expenses	0.06%	0.14%	[1]	0.06%	0.31%

Acquired Fund fees and expenses[2]	0.07%	0.07%		0.07%	0.07%

Total annual Fund operating expenses	0.23%	0.31%		0.38%	0.48%

Waivers and expense reimbursements[3,4]	(0.13)%	(0.13)%		(0.13)%	(0.13)%

Total annual Fund operating expenses after fee
waiver and/or expense reimbursement	0.10%	0.18%		0.25%	0.35%

1	Estimate is for the current fiscal year.
2

“Acquired Fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired Fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s annual report.

3

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund fees and expenses and extraordinary expenses) that exceed: (i) 0.03% of average daily net assets for Institutional Class shares; (ii) 0.18% of average daily net assets for Advisor Class shares; (iii) 0.18% of average daily net assets for Premier Class shares; and (iv) 0.28% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2017, unless changed with approval of the Board of Trustees.

4	Advisors has contractually agreed to waive 0.07% of the Fund’s Management fee. This waiver will remain in effect through September 30, 2017, unless changed with the approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2017, but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Institutional Class	Advisor Class	Premier Class	Retirement Class
1 year	$10	$18	$26	$36
3 years	$61	$87	$109	$141
5 years	$116	$161	$200	$256
10 years	$280	$381	$468	$591

102     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2016, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2050. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), expects to allocate approximately 92.00% of the Fund’s assets to equity Underlying Funds and 8.00% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to ten percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50.00% equity/50.00% fixed-income in the Fund’s target retirement year of 2050 and reaching the Fund’s final target allocation of approximately 40.00% equity/60.00% fixed-income at some point from 2057 to 2060. Within the equity and fixed-income asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2017, which will change over time, are approximately as follows: U.S. Equity: 64.40%; International Equity: 27.60%; Fixed-Income: 8.00%; Short-Term Fixed-Income: 0.00%; and Inflation-Protected Assets: 0.00%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     103

Emerging Markets Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); Short-Term Bond Index Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2016, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	92.28%	U.S. Equity	64.60%	• Equity Index Fund	64.60%
		International Equity	27.68%	• International Equity Index Fund	20.99%
				• Emerging Markets Equity Index Fund	6.69%
FIXED-INCOME	7.72%	Fixed-Income	7.72%	• Bond Index Fund	7.72%

Total	100.00%	100.00%	100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in

104     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Index Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Index Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Index Retirement Income Fund is contained in the prospectus for that fund.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Index Risk—The risk that the Fund’s performance may not correspond to its benchmark index for any period of time and may underperform such index or the overall financial market. Additionally, to the extent that the Fund’s investments vary from the composition of its benchmark index, the Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Fund merely attempted to replicate the index.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     105

• foreign investment risk—The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class

106     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2015, and how those returns compare to those of certain broad-based securities market indices and a composite index based on the Fund’s target allocations. The Advisor Class does not have a full year of performance and is not included in the table. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle Index 2050 Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2016, was 2.56%.

Best quarter: 11.85%, for the quarter ended September 30, 2010. Worst quarter: -14.85%, for the quarter ended September 30, 2011.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     107

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2015

	Inception Date	One Year	Five Years	Since Inception
Retirement Class	9/30/2009
Return Before Taxes		–0.91%	8.38%	9.57%
Return After Taxes on Distributions		–1.49%	7.86%	9.08%
Return After Taxes on Distributions and Sale of
Fund Shares		–0.13%	6.55%	7.62%
Institutional Class	9/30/2009
Return Before Taxes		–0.66%	8.65%	9.85%
Premier Class	9/30/2009
Return Before Taxes		–0.87%	8.50%	9.68%

Russell 3000® Index
(reflects no deductions for fees, expenses or taxes)		0.48%	12.18%	13.44%†

Bloomberg Barclays U.S. Aggregate Bond Index
(reflects no deductions for fees, expenses or taxes)		0.55%	3.25%	3.67%†

Lifecycle Index 2050 Fund Composite Index‡
(reflects no deductions for fees, expenses or taxes)		–0.66%	8.79%	10.02%†

Current performance of the Fund’s shares may be higher or lower than that shown above.
†		Performance is calculated from the inception date of the Retirement Class.

‡

As of the close of business on December 31, 2015, the Lifecycle Index 2050 Fund Composite Index consisted of: 63.0% Russell 3000® Index; 27.0% MSCI EAFE + Emerging Markets Index; and 10.0% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, LLC.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2009	since 2009

Purchase and sale of Fund shares

Institutional Class shares are available for purchase directly from the Fund by certain eligible investors (which include employee benefit plans and financial intermediaries). Advisor Class shares are available for purchase through certain

108     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

financial intermediaries, employee benefit plans and insurance company separate accounts. Premier Class and Retirement Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts.

• The minimum initial investment is $10 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates. Employee benefit plans, fee-based managed account programs (“wrap accounts”), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, thrifts, bank and trust companies that have entered into agreements to offer Institutional Class shares held in omnibus accounts on the books of the Fund are exempt from initial and subsequent investment minimums.

• There is no minimum initial or subsequent investment for Advisor Class shares. Advisor Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Premier Class shares. Premier Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) or its affiliated exchanges NYSE Arca Equities or NYSE MKT is open for trading (each such day a “Business Day”). Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     109

the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

110     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

Summary information

TIAA-CREF Lifecycle Index 2055 Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle Index 2055 Fund seeks high total return over time through a combination of capital appreciation and income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class
Maximum sales charge imposed on purchases (percentage of offering price)	0%	0%	0%	0%
Maximum deferred sales charge	0%	0%	0%	0%
Maximum sales charge imposed on reinvested dividends and other distributions	0%	0%	0%	0%
Redemption or exchange fee	0%	0%	0%	0%
Maximum account fee	0%	0%	0%	0%

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     111

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Advisor Class		Premier Class	Retirement Class

Management fees	0.10%	0.10%		0.10%	0.10%

Distribution (Rule 12b-1) fees	—	—		0.15%	—

Other expenses	0.23%	0.31%	[1]	0.23%	0.49%

Acquired Fund fees and expenses[2]	0.07%	0.07%		0.07%	0.07%

Total annual Fund operating expenses	0.40%	0.48%		0.55%	0.66%

Waivers and expense reimbursements[3,4]	(0.30)%	(0.30)%		(0.30)%	(0.31)%

Total annual Fund operating expenses after fee
waiver and/or expense reimbursement	0.10%	0.18%		0.25%	0.35%

1	Estimate is for the current fiscal year.
2

“Acquired Fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired Fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s annual report.

3

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund fees and expenses and extraordinary expenses) that exceed: (i) 0.03% of average daily net assets for Institutional Class shares; (ii) 0.18% of average daily net assets for Advisor Class shares; (iii) 0.18% of average daily net assets for Premier Class shares; and (iv) 0.28% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2017, unless changed with approval of the Board of Trustees.

4	Advisors has contractually agreed to waive 0.07% of the Fund’s Management fee. This waiver will remain in effect through September 30, 2017, unless changed with the approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2017, but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Institutional Class	Advisor Class	Premier Class	Retirement Class
1 year	$10	$18	$26	$36
3 years	$98	$124	$146	$180
5 years	$194	$239	$277	$337
10 years	$476	$575	$660	$793

112     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2016, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2055. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), expects to allocate approximately 93.25% of the Fund’s assets to equity Underlying Funds and 6.75% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to ten percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50.00% equity/50.00% fixed-income in the Fund’s target retirement year of 2055 and reaching the Fund’s final target allocation of approximately 40.00% equity/60.00% fixed-income at some point from 2062 to 2065. Within the equity and fixed-income asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2017, which will change over time, are approximately as follows: U.S. Equity: 65.28%; International Equity: 27.97%; Fixed-Income: 6.75%; Short-Term Fixed-Income: 0.00%; and Inflation-Protected Assets: 0.00%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     113

Emerging Markets Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); Short-Term Bond Index Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2016, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	93.52%	U.S. Equity	65.47%	• Equity Index Fund	65.47%
		International Equity	28.05%	• International Equity Index Fund	21.27%
				• Emerging Markets Equity Index Fund	6.78%
FIXED-INCOME	6.48%	Fixed-Income	6.48%	• Bond Index Fund	6.48%

Total	100.00%	100.00%	100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in

114     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Index Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Index Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Index Retirement Income Fund is contained in the prospectus for that fund.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Index Risk—The risk that the Fund’s performance may not correspond to its benchmark index for any period of time and may underperform such index or the overall financial market. Additionally, to the extent that the Fund’s investments vary from the composition of its benchmark index, the Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Fund merely attempted to replicate the index.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     115

• foreign investment risk—The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class

116     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2015, and how those returns compare to those of certain broad-based securities market indices and a composite index based on the Fund’s target allocations. The Advisor Class does not have a full year of performance and is not included in the table. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle Index 2055 Fund

†  The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2016, was 2.65%.

Best quarter: 11.36%, for the quarter ended March 31, 2012. Worst quarter: -7.65%, for the quarter ended September 30, 2015.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     117

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2015

	Inception Date	One Year	Since Inception
Retirement Class	4/29/2011
Return Before Taxes		–1.00%	7.04%
Return After Taxes on Distributions		–1.58%	6.50%
Return After Taxes on Distributions and Sale of
Fund Shares		–0.17%	5.45%
Institutional Class	4/29/2011
Return Before Taxes		–0.74%	7.30%
Premier Class	4/29/2011
Return Before Taxes		–0.88%	7.15%

Russell 3000® Index
(reflects no deductions for fees, expenses or taxes)		0.48%	10.90%†

Bloomberg Barclays U.S. Aggregate Bond Index
(reflects no deductions for fees, expenses or taxes)		0.55%	3.11%†

Lifecycle Index 2055 Fund Composite Index‡
(reflects no deductions for fees, expenses or taxes)		–0.66%	7.47%†

Current performance of the Fund’s shares may be higher or lower than that shown above.
†		Performance is calculated from the inception date of the Retirement Class.
‡

As of the close of business on December 31, 2015, the Lifecycle Index 2055 Fund Composite Index consisted of: 63.0% Russell 3000® Index; 27.0% MSCI EAFE + Emerging Markets Index; and 10.0% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, LLC.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2011	since 2011

Purchase and sale of Fund shares

Institutional Class shares are available for purchase directly from the Fund by certain eligible investors (which include employee benefit plans and financial

118     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

intermediaries). Advisor Class shares are available for purchase through certain financial intermediaries, employee benefit plans and insurance company separate accounts. Premier Class and Retirement Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts.

• The minimum initial investment is $10 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates. Employee benefit plans, fee-based managed account programs (“wrap accounts”), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, thrifts, bank and trust companies that have entered into agreements to offer Institutional Class shares held in omnibus accounts on the books of the Fund are exempt from initial and subsequent investment minimums.

• There is no minimum initial or subsequent investment for Advisor Class shares. Advisor Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Premier Class shares. Premier Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) or its affiliated exchanges NYSE Arca Equities or NYSE MKT is open for trading (each such day a “Business Day”). Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     119

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

120     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

Summary information

TIAA-CREF Lifecycle Index 2060 Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle Index 2060 Fund seeks high total return over time through a combination of capital appreciation and income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class
Maximum sales charge imposed on purchases (percentage of offering price)	0%	0%	0%	0%
Maximum deferred sales charge	0%	0%	0%	0%
Maximum sales charge imposed on reinvested dividends and other distributions	0%	0%	0%	0%
Redemption or exchange fee	0%	0%	0%	0%
Maximum account fee	0%	0%	0%	0%

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     121

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class

Management fees	0.10%	0.10%	0.10%	0.10%

Distribution (Rule 12b-1) fees	—	—	0.15%	—

Other expenses	1.10%	1.17%[1]	1.10%	1.36%

Acquired Fund fees and expenses[2]	0.07%	0.07%	0.07%	0.07%

Total annual Fund operating expenses	1.27%	1.34%	1.42%	1.53%

Waivers and expense reimbursements[3,4]	(1.17)%	(1.16)%	(1.17)%	(1.18)%

Total annual Fund operating expenses after fee
waiver and/or expense reimbursement	0.10%	0.18%	0.25%	0.35%

1	Estimate is for the current fiscal year.
2

“Acquired Fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired Fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s annual report.

3

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund fees and expenses and extraordinary expenses) that exceed: (i) 0.03% of average daily net assets for Institutional Class shares; (ii) 0.18% of average daily net assets for Advisor Class shares; (iii) 0.18% of average daily net assets for Premier Class shares; and (iv) 0.28% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2017, unless changed with approval of the Board of Trustees.

4	Advisors has contractually agreed to waive 0.07% of the Fund’s Management fee. This waiver will remain in effect through September 30, 2017, unless changed with the approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2017, but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Institutional Class	Advisor Class	Premier Class	Retirement Class
1 year	$10	$18	$26	$36
3 years	$287	$310	$334	$367
5 years	$584	$623	$665	$722
10 years	$1,431	$1,511	$1,601	$1,723

122     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2016, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2060. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), expects to allocate approximately 94.50% of the Fund’s assets to equity Underlying Funds and 5.50% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to ten percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50.00% equity/50.00% fixed-income in the Fund’s target retirement year of 2060 and reaching the Fund’s final target allocation of approximately 40.00% equity/60.00% fixed-income at some point from 2067 to 2070. Within the equity and fixed-income asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s target market sector allocations for June 30, 2017, which will change over time, are approximately as follows: U.S. Equity: 66.15%; International Equity: 28.35%; Fixed-Income: 5.50%; Short-Term Fixed-Income: 0.00%; and Inflation-Protected Assets: 0.00%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     123

Emerging Markets Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); Short-Term Bond Index Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s target asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, for June 30, 2016, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	94.77%	U.S. Equity	66.35%	• Equity Index Fund	66.35%
		International Equity	28.42%	• International Equity Index Fund	21.55%
				• Emerging Markets Equity Index Fund	6.87%
FIXED-INCOME	5.23%	Fixed-Income	5.23%	• Bond Index Fund	5.23%

Total	100.00%	100.00%	100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in

124     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Index Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Index Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Index Retirement Income Fund is contained in the prospectus for that fund.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Index Risk—The risk that the Fund’s performance may not correspond to its benchmark index for any period of time and may underperform such index or the overall financial market. Additionally, to the extent that the Fund’s investments vary from the composition of its benchmark index, the Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Fund merely attempted to replicate the index.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     125

• foreign investment risk—The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the Fund. Because the expenses vary across share classes, the performance of the Retirement Class

126     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2015, and how those returns compare to those of certain broad-based securities market indices and a composite index based on the Fund’s target allocations. The Advisor Class does not have a full year of performance and is not included in the table. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle Index 2060 Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2016, was 2.60%.

Best quarter: 4.57%, for the quarter ended December 31, 2015. Worst quarter: -7.65%, for the quarter ended September 30, 2015.

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AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2015

	Inception Date	One Year	Since Inception
Retirement Class	9/26/2014
Return Before Taxes		–0.90%	0.42%
Return After Taxes on Distributions		–1.50%	–0.52%
Return After Taxes on Distributions and Sale of
Fund Shares		–0.11%	0.20%
Institutional Class	9/26/2014
Return Before Taxes		–0.64%	0.68%
Premier Class	9/26/2014
Return Before Taxes		–0.79%	0.52%

Russell 3000® Index
(reflects no deductions for fees, expenses or taxes)		0.48%	3.99%†

Bloomberg Barclays U.S. Aggregate Bond Index
(reflects no deductions for fees, expenses or taxes)		0.55%	1.89%†

Lifecycle Index 2060 Fund Composite Index‡
(reflects no deductions for fees, expenses or taxes)		–0.66%	0.87%†

Current performance of the Fund’s shares may be higher or lower than that shown above.
†		Performance is calculated from the inception date of the Retirement Class.
‡

As of the close of business on December 31, 2015, the Lifecycle Index 2060 Fund Composite Index consisted of: 63.0% Russell 3000® Index; 27.0% MSCI EAFE + Emerging Markets Index; and 10.0% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, LLC.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2014	since 2014

Purchase and sale of Fund shares

Institutional Class shares are available for purchase directly from the Fund by certain eligible investors (which include employee benefit plans and financial

128     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

intermediaries). Advisor Class shares are available for purchase through certain financial intermediaries, employee benefit plans and insurance company separate accounts. Premier Class and Retirement Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts.

• The minimum initial investment is $10 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates. Employee benefit plans, fee-based managed account programs (“wrap accounts”), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, thrifts, bank and trust companies that have entered into agreements to offer Institutional Class shares held in omnibus accounts on the books of the Fund are exempt from initial and subsequent investment minimums.

• There is no minimum initial or subsequent investment for Advisor Class shares. Advisor Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Premier Class shares. Premier Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) or its affiliated exchanges NYSE Arca Equities or NYSE MKT is open for trading (each such day a “Business Day”). Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     129

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Additional information about investment strategies and risks of the Funds

Additional information about the Funds

Each of the Funds is a “fund of funds” and diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products (the “Underlying Funds”). In general, each Fund (except the Lifecycle Index Retirement Income Fund) is designed for investors who have an approximate target retirement year in mind, and each Fund’s investments are adjusted from more aggressive to more conservative as a target retirement year approaches and for approximately seven to ten years afterwards. Generally, this means that each Fund’s investments (except the Lifecycle Index Retirement Income Fund) will gradually be reallocated to reduce weightings in Underlying Funds investing primarily in equity securities (stocks) and to increase weightings in Underlying Funds investing primarily in fixed-income securities (bonds) or money market instruments.

Each of the Lifecycle Index Funds has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek an investment return that tracks particular market indices.

The Lifecycle Index Retirement Income Fund is not designed for investors who have a specific retirement year in mind and its allocations will not gradually adjust over time. Instead, the Lifecycle Index Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds. The Lifecycle Index Retirement Income Fund has relatively fixed asset allocations between Underlying Funds that invest primarily in equity securities and those that invest primarily in fixed-income (including money market) securities.

The use of a particular index as a Fund’s benchmark index is not a fundamental policy and can be changed without shareholder approval.

The Funds are not appropriate for market timing. You should not invest in the Funds if you are a market timer.

130     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

No one can assure that the Funds will achieve their investment objective and investors should not consider any one Fund to be a complete investment program.

Please see the Glossary toward the end of this Prospectus for certain defined terms used in this Prospectus.

More about the Funds’ strategy

General information about the Funds

This Prospectus describes the shares of twelve Lifecycle Index Funds, a sub-family of funds offered by the Trust. Each Fund is a separate investment portfolio or mutual fund, and has its own investment objective, investment strategies, restrictions and associated risks. An investor should consider each Fund separately to determine if it is an appropriate investment. Allocations for the Funds are based on historical risk/return characteristics and Advisors’ assumptions. If an asset class, market sector or Underlying Fund should perform in a fashion that varies from historical characteristics and/or Advisors’ assumptions, then the allocations may not achieve the intended risk/return characteristics. The investment objective of each Fund and its non-fundamental investment restrictions may be changed by the Board of Trustees of the Trust without shareholder approval. Certain investment restrictions described in the Statement of Additional Information (“SAI”) are fundamental and may only be changed with shareholder approval. Each Fund is diversified under the Investment Company Act of 1940, as amended (“1940 Act”).

Investment glidepath and target allocations

The target allocations along the investment glidepath for each Fund (except the Lifecycle Index Retirement Income Fund) will gradually become more conservative (e.g., invest less in Underlying Funds holding primarily equity securities and invest more in Underlying Funds holding primarily fixed-income securities) over time as the target retirement year of the Fund approaches and is passed.

Investors should note that each Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund, depending on performance of the equity markets generally.

The following chart shows, as of June 30, 2017, how the investment glidepath for each Fund (except the Lifecycle Index Retirement Income Fund) is expected to gradually move the Fund’s target allocations over time between the equity and fixed-income asset classes and each Fund’s current position on the glidepath. The Lifecycle Index Retirement Income Fund has relatively fixed asset allocations that will not gradually adjust over time. The actual asset allocations of any particular Fund may differ from this chart.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     131

The Funds’ investment glidepath

Rebalancing

In order to maintain its target allocations, each Fund will generally invest incoming monies from share purchases to underweighted Underlying Funds. If cash flows are not sufficient to reestablish the current target allocation for a particular Fund, the Fund will generally rebalance its allocation among the Underlying Funds by buying and selling Underlying Fund shares. Additionally, in certain limited cases, the Funds may utilize other financial instruments, including derivatives, exchange-traded funds and exchange-traded notes, to facilitate the Funds’ efficient portfolio management. To minimize the amount of disruption to the Funds’ portfolios, rebalancings, reallocations or adjustments to the investment glidepath may occur gradually depending on Advisors’ assessment of, among other things, fund flows and market conditions.

Other potential investments

In addition to seeking equity and fixed-income market exposure through the Underlying Funds, the Funds may, in certain limited circumstances, directly invest in certain financial assets in order to seek to obtain desired portfolio exposures and to facilitate the Funds’ efficient portfolio management. Among other financial assets, the Funds may directly invest in equity and fixed-income securities, derivatives, exchange-traded funds and exchange-traded notes.

A portion of each Fund may also be invested in certain annuity or other contracts issued by Teachers Insurance and Annuity Association of America (“TIAA”), to the extent that it is determined that they are appropriate in light of the Funds’ desired levels of risk and potential return at the particular time, and provided that the Funds have received any necessary exemptive relief from the SEC to participate in such investments.

132     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

Additional information about the Funds’ composite benchmark indices

The composite benchmark index for each of the Funds is a composite of five unmanaged benchmark indices that represent the five market sectors in which each of the Funds invests across the equity and fixed-income asset classes. The composite benchmark is created by applying the performance of the benchmark indices in proportion to each Fund's target allocations across the market sectors. As a result, each Fund’s composite benchmark changes over time with changes in the Fund’s equity and fixed-income target allocations.

The five market sectors and the related benchmark indices for the Funds are as follows: U.S. Equity (Russell 3000® Index); International Equity (MSCI EAFE® Index + MSCI Emerging Markets® Index (the “MSCI EM Index,” and together with the MSCI EAFE Index, the “MSCI EAFE + EM Index”)); Fixed-Income (Bloomberg Barclays U.S. Aggregate Bond Index); Short-Term Fixed-Income (Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index); and Inflation-Protected Assets (Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) 1–10 Year Index).

For performance during periods commencing February 1, 2011, the MSCI EAFE + EM Index replaced the MSCI EAFE Index in the Composite Index as the market sector index component for International Equity. For performance during periods commencing October 1, 2015, the Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index will be the market sector index component for Short-Term Fixed-Income in the Composite Index. For performance periods commencing January 1, 2016, the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index replaced the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L) as the market sector index component for Inflation-Protected Assets.

For current performance information of each Fund share class, including performance to the most recent month-end, please visit www.tiaa.org.

The benchmark indices for the Funds are described below.

Russell 3000® Index (U.S. Equity)

The Russell 3000® Index represents the 3,000 largest publicly traded U.S. companies, based on market capitalization (according to the Russell Investment Group). Russell 3000® Index companies represent about 98% of the total market capitalization of the publicly traded U.S. equity market. As of June 30, 2016, the Russell 3000® Index had a mean market capitalization of $114.4 billion and a median market capitalization of $1.4 billion. The largest market capitalization of companies in the Russell 3000® Index was $523.7 billion. The Russell Investment Group determines the composition of the index based only on market capitalization and can change its composition at any time.

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MSCI EAFE + EM Index (International Equity)

The MSCI EAFE + EM Index tracks the performance of the leading stocks in 22 MSCI developed countries outside of North America (Europe, Australasia and the Far East) and in 21 MSCI emerging countries. The MSCI EAFE + EM Index constructs indices country by country, then assembles the country indices into regional indices. To construct an MSCI country index, the MSCI EAFE + EM Index analyzes each stock in that country’s market based on its market capitalization, trading volume, significant owners and other factors.

The stocks are sorted by free float adjusted market capitalization, and the largest stocks (meeting liquidity and trading volume requirements) are selected until approximately 85% of the free float adjusted market representation of each country’s market is reached. When combined as the MSCI EAFE + EM Index, the regional index captures approximately 85% of the free float adjusted market capitalization of 22 developed and 21 emerging countries around the world.

The MSCI EAFE + EM Index primarily includes securities of large- and mid-cap issuers. MSCI Barra determines the composition of the index based on a combination of factors including regional/country exposure, price, trading volume and significant owners, and can change its composition at any time.

Bloomberg Barclays U.S. Aggregate Bond Index (Fixed-Income)

The Bloomberg Barclays U.S. Aggregate Bond Index covers the U.S. investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass through securities, asset-backed securities and commercial mortgage-backed securities. This index contains approximately 9,796 issues. The Bloomberg Barclays U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable and dollar-denominated. To be selected for inclusion in the Bloomberg Barclays U.S. Aggregate Bond Index, the securities must have a minimum maturity of one year. Securities must be rated investment-grade or higher using the middle rating of Moody’s, S&P and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used to determine index eligibility.

Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index (Short-Term Fixed-Income)

The Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index tracks the performance primarily of U.S. Treasury and agency securities and corporate bonds with 1–3 year maturities. The securities in the index must be rated investment-grade or higher by at least two of the following rating agencies: Moody’s, S&P and Fitch.

134     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (Inflation-Protected Assets)

The Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (“Bloomberg Barclays TIPS Index”) measures the return of fixed-income securities with fixed-rate coupon payments that adjust for inflation as measured by the CPI-U. To be selected for inclusion in the Bloomberg Barclays TIPS Index, the securities must have a minimum maturity of 1 year and a minimum par amount outstanding of $250 million.

Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS)
1–10 Year Index (Inflation-Protected Assets)

The Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index (the “Bloomberg Barclays TIPS 1–10 Index”) measures the return of fixed-income securities with fixed-rate coupon payments that adjust for inflation as measured by the CPI-U. To be selected for inclusion in the Bloomberg Barclays TIPS 1–10 Index, the securities must have a minimum maturity of 1 year and a maximum maturity of 9.9999 years, with a minimum par amount outstanding of $250 million.

Additional information about the Underlying Funds

The following is a description of the investment objectives and principal investment strategies of the Underlying Funds of the Trust in which the Funds may invest. For a discussion of the risks associated with these investments, see the “Additional information on principal investment risks of the Funds and Underlying Funds” section. For a more detailed discussion of the investment strategies and risks of the Underlying Funds of the Trust, see the Prospectus for the Institutional Class shares of the Underlying Funds of the Trust at www.tiaa.org/prospectuses.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     135

Fund	Investment objective, strategies and benchmark

Equity Index Fund

Seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of large-, mid- and small-cap equity securities selected to track the overall U.S. equity markets based on the Russell 3000® Index, which is also its benchmark index. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in securities within the Russell 3000® Index.

Emerging Markets Equity Index Fund

Seeks a favorable long-term total return, mainly by investing in a diversified portfolio of equity securities selected to track publicly traded stocks in emerging markets, as represented by its benchmark index, the MSCI EM Index. Under normal circumstances, the Fund invests at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in equity securities within the MSCI EM Index or in instruments with economic characteristics similar to all or a portion of the index.

International Equity Index Fund

Seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of foreign equity investments based on the MSCI EAFE® Index, which is also its benchmark index. Under normal circumstances, the Fund invests at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in securities within the MSCI EAFE® Index.

Bond Index Fund

Seeks a favorable long-term total return, mainly from current income, by primarily investing in a portfolio of fixed-income securities (including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed, commercial mortgage-backed and asset-backed securities) that is designed to produce a return that corresponds with the total return of the U.S. investment-grade bond market based on the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund has a policy of investing in at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in securities within the Bloomberg Barclays U.S. Aggregate Bond Index.

Short-Term Bond Index Fund

Seeks a favorable long-term total return, mainly from current income, by primarily investing in a portfolio of fixed-income securities that is designed to produce a return that corresponds with the total return of the short-term U.S. investment-grade bond market. Under normal circumstances, the Fund invests at least 80% of its assets in bonds within its benchmark and portfolio tracking index, the Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index.

Inflation-Linked Bond Fund

Seeks a long-term rate of return that outpaces inflation, primarily through investment in inflation-linked bonds. Under normal circumstances, the Fund invests primarily in fixed-income securities whose returns are designed to track a specified inflation index, the Consumer Price Index for All Urban Consumers (“CPI-U”), over the life of the security. Typically, the Fund invests in U.S. Treasury Inflation-Indexed Securities. Until December 31, 2015, the Fund’s benchmark index was the Bloomberg Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). As of January 1, 2016, the Fund’s benchmark index is the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index, which measures the return of fixed-income securities with fixed-rate coupon payments that adjust for inflation as measured by the CPI-U.

136     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

Additional information on investment risks of the Funds and Underlying Funds

The assets of each of the Funds are normally allocated among Underlying Funds investing primarily in equity securities and Underlying Funds investing primarily in fixed-income securities, but the Funds may also directly invest in such securities or other financial instruments. Each Fund is subject to asset allocation risk, index risk, underlying funds risk, which includes the risks of equity securities, fixed-income securities and other investments in proportion to the allocation of Fund assets among the Underlying Funds, active management risk and fund of funds risk. To the extent a Fund directly invests in securities or other investments, it would be exposed to the risks associated with investing in such instruments. Because the Funds and certain Underlying Funds may use derivatives to a limited degree, the Funds may directly and indirectly have limited exposure to the risks of derivatives. Each of these risks, alone or in combination with other risks, has the potential to impact Fund performance.

Principal risks of the Funds

Asset allocation risk

The Funds may not achieve their target allocations and the selection of market sectors and Underlying Funds and the allocations among them may result in a Fund underperforming other similar funds or cause an investor to lose money. Although the allocation decisions of Advisors are intended to result in each Fund meeting its investment objective, Underlying Fund and asset class performance may differ in the future from the historical performance and assumptions upon which Advisors’ decisions are based, which could cause a Fund to not meet its investment objective. A Fund will generally rebalance its allocations among the Underlying Funds by using cash flows where possible. If cash flows are not sufficient to reestablish the current target allocations for a Fund, the Fund will generally rebalance by buying and selling Underlying Fund shares. Periodic rebalancing of a Fund’s allocations can sometimes cause the Fund and the Underlying Funds to incur transactional expenses. These expenses can adversely affect performance of the Funds and the Underlying Funds.

Index risk

Each of the Lifecycle Index Funds may invest in the Equity Index Fund, the International Equity Index Fund, the Emerging Markets Equity Index Fund, the Short-Term Bond Index Fund and the Bond Index Fund (each, an “Underlying Index Fund” and collectively, the “Underlying Index Funds”). Index risk is the risk that the performance of an Underlying Index Fund will not correspond to, or may underperform, its benchmark index for any period of time. Although each Underlying Index Fund generally attempts to use the investment performance of its respective index as a baseline, it may not duplicate the exact composition of that index. In addition, unlike a mutual fund, the returns of an index are not reduced by investment and other operating expenses, and therefore, the ability of

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     137

an Underlying Index Fund to match the performance of its index is adversely affected by the costs of buying and selling investments as well as other expenses. Therefore, none of the Underlying Index Funds can guarantee that its performance will match or exceed its index for any period of time.

Underlying Funds risk

Each Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund. The Underlying Funds are exposed to the risks of investing in equity and/or fixed-income securities and other investments in accordance with their investment strategies. The risks associated with investing in equity securities and fixed-income securities and other investments are described below:

Equity securities risks

Each Fund may gain exposure, depending on where it is on the investment glidepath, to equity securities directly or through certain Underlying Funds. In general, the value of equity securities fluctuates in response to the fortune of individual companies and in response to general market and economic conditions. The value of a Fund may increase or decrease as a result of its exposure to equity securities. More specifically, each Fund, directly or through one or more Underlying Funds, is typically subject to the following principal investment risks (in the following risk descriptions “Fund” may refer to the Fund, an Underlying Fund, or both):

• Foreign Investment Risk—Foreign investments, which may include securities of foreign issuers, securities or contracts traded or acquired in non-U.S. markets or on non-U.S. exchanges, or securities or contracts payable or denominated in non-U.S. currencies, can involve special risks that arise from one or more of the following events or circumstances: (1) changes in currency exchange rates; (2) possible imposition of market controls or currency exchange controls; (3) possible imposition of withholding taxes on dividends and interest; (4) possible seizure, expropriation or nationalization of assets; (5) more limited foreign financial information or difficulties interpreting it because of foreign regulations and accounting standards; (6) lower liquidity and higher volatility in some foreign markets; (7) the impact of political, social or diplomatic events; (8) economic sanctions or other measures by the U.S. or other governments; (9) the difficulty of evaluating some foreign economic trends; and (10) the possibility that a foreign government could restrict an issuer from paying principal and interest to investors outside the country. Brokerage commissions and custodial and transaction costs are often higher for foreign investments, and it may be more difficult to use foreign laws and courts to enforce financial or legal obligations.

The risks described above often increase in countries with emerging markets. For example, these countries may have more unstable governments

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than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, prices of issuers in emerging market countries may be volatile and difficult to determine. In addition, foreign investors such as the Funds are subject to a variety of special restrictions in many such countries.

• Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time. In times of market turmoil, perceptions of an issuer’s credit risk can quickly change and even large, well-established issuers may deteriorate rapidly with little or no warning.

• Market Risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets such as significant changes in interest and inflation rates and the availability of credit. Accordingly, the value of the equity investments that the Funds hold may decline over short or extended periods of time. Any investment is subject to the risk that the financial markets as a whole may decline in value, thereby depressing the investment’s price. Equity markets, for example, tend to be cyclical, with periods when prices generally rise and periods when prices generally decline. Foreign equity markets tend to reflect local economic and financial conditions and, therefore, trends often vary from country to country and region to region. During periods of unusual volatility or turmoil in the financial markets, a Fund may undergo an extended period of decline.

Fixed-income securities risks

Each Fund may gain exposure, depending on where it is on the investment glidepath, to fixed-income securities directly or through certain Underlying Funds. Each Fund, directly or through its investments in one or more Underlying Funds, is typically subject to the following principal investment risks related to fixed-income securities described below (in the following risk descriptions “Fund” may refer to the Fund, an Underlying Fund, or both):

• Call Risk—The risk that an issuer will redeem a fixed-income investment prior to maturity. This often happens when prevailing interest rates are lower than the rate specified for the fixed-income investment. If a fixed-income investment is called early, a Fund may not be able to benefit fully from the increase in value that other fixed-income investments experience when interest rates decline. Additionally, a Fund would likely have to reinvest the payoff proceeds at current yields, which are likely to be lower than the fixed-income investment in which the Fund originally invested, resulting in a decline in income.

• Credit Risk (a type of Issuer Risk)—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments

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on fixed-income investments when due. Credit risk relates to the possibility that the issuer could default on its obligations, thereby causing a Fund to lose its investment. Credit risk is heightened in times of market turmoil when perceptions of an issuer’s credit risk can quickly change and even large, well-established issuers and/or governments may deteriorate rapidly with little or no warning. Credit risk is also heightened in the case of investments in lower-rated, high-yield fixed-income securities because their issuers are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment-grade securities, issuers of lower-rated, high-yield fixed-income investments are more likely to encounter financial difficulties and to be materially affected by such difficulties. High-yield securities may also be relatively more illiquid; therefore, they may be more difficult to purchase or sell than more highly rated securities.

• Extension Risk—The risk that, during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates, resulting in less income than potentially available. These risks are normally present in mortgage-backed securities and other asset-backed securities. For example, homeowners have the option to prepay their mortgages. Therefore, the duration of a security backed by home mortgages can lengthen depending on homeowner prepayment activity. A decline in the prepayment rate and the resulting increase in duration of fixed-income securities held by a Fund can result in losses to investors in the Fund.

• Income Volatility Risk—Income volatility refers to the degree and speed with which changes in prevailing market interest rates diminish the level of current income from a portfolio of fixed-income securities. The risk of income volatility is that the level of current income from a portfolio of fixed-income securities may decline in certain interest rate environments.

• Interest Rate Risk (a type of Market Risk)—The risk that the value or yield of fixed-income investments may decline if interest rates change. In general, when prevailing interest rates decline, the market values of outstanding fixed-income investments (particularly those paying a fixed rate of interest) tend to increase while yields on similar newly issued fixed-income investments tend to decrease, which could adversely affect a Fund’s income. Conversely, when prevailing interest rates increase, the market values of outstanding fixed-income investments (particularly those paying a fixed rate of interest) tend to decline while yields on similar newly issued fixed-income investments tend to increase. If a fixed-income investment pays a floating or variable rate of interest, changes in prevailing interest rates may increase or decrease the investment’s yield. Fixed-income investments with longer durations tend to be more sensitive to interest rate changes than shorter-term investments. Interest rate risk is generally heightened during periods when prevailing interest rates are low or negative. During periods of very low or negative interest rates, a Fund may not be able to maintain positive returns.

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As of the date of this Prospectus, interest rates in the United States and in certain foreign markets are at or near historic lows, which may increase a Fund’s exposure to risks associated with rising interest rates. In general, changing interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility.

• U.S. Government Securities Risk—U.S. Treasury obligations and some obligations of U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Government. Other U.S. Government agencies or instrumentalities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer. No assurance can be given that the U.S. Government would provide financial support to its agencies or instrumentalities if not required to do so by law, and such agencies or instrumentalities may not have the funds to meet their payment obligations in the future. Therefore, securities issued by U.S. Government agencies or instrumentalities that are not backed by the full faith and credit of the U.S. Government may involve increased risk of loss of principal and interest. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

To the extent a Fund invests significantly in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, any market movements, regulatory changes or changes in political or economic conditions that affect the securities of the U.S. Government or its agencies or instrumentalities in which the Fund invests may have a significant impact on the Fund’s performance. Events that would adversely affect the market prices of securities issued or guaranteed by one U.S. Government agency or instrumentality may adversely affect the market prices of securities issued or guaranteed by other agencies or instrumentalities.

Active management risk

The risk that the performance of the Funds or the Underlying Funds that are actively managed, in whole or in part, reflects in part the ability of the portfolio manager(s) to make active, qualitative investment decisions that are suited to achieving the Funds’ or Underlying Funds’ investment objectives. As a result of investment selection or trade execution, a Fund or an Underlying Fund could underperform its respective benchmarks or other mutual funds with similar investment objectives.

Fund of funds risk

The ability of a Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds in which it invests to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

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Additional Risks of the Funds

In addition to the Funds’ principal risks noted above, below are some non-principal risks to which the Funds may have exposure depending upon their particular allocation to the various Underlying Funds (in the following risks descriptions “Fund” may refer to a Fund, an Underlying Fund or both):

• Downgrade Risk—The risk that securities are subsequently downgraded should Advisors and/or rating agencies believe the issuer’s business outlook or creditworthiness has deteriorated. If this occurs, the values of these investments may decline, or it may affect the issuer’s ability to raise additional capital for operational or financial purposes and increase the chance of default, as a downgrade may be seen in the financial markets as a signal of an issuer’s deteriorating financial position.

• Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, share prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may be less liquid than those of issuers in more developed countries. In addition, foreign investors such as a Fund are subject to a variety of special restrictions in many emerging market countries.

• Fixed-Income Foreign Investment Risk—Foreign investments, which may include fixed-income securities of foreign issuers, or securities or contracts payable or denominated in non-U.S. currencies, can involve special risks that arise from one or more of the following events or circumstances: (1) changes in currency exchange rates; (2) possible imposition of market controls or currency exchange controls; (3) possible imposition of withholding taxes on dividends and interest; (4) possible seizure, expropriation or nationalization of assets; (5) more limited financial information about the foreign debt issuer or difficulties interpreting it because of foreign regulations and accounting standards; (6) lower liquidity and higher volatility in some foreign markets; (7) the impact of political, social or diplomatic events; (8) economic sanctions or other measures by the United States or other governments; (9) the difficulty of evaluating some foreign economic trends; and (10) the possibility that a foreign government could restrict an issuer from paying principal and interest on its debt obligations to investors outside the country. It may also be difficult to use foreign laws and courts to force a foreign issuer to make principal and interest payments on its debt obligations. In addition, the cost of servicing external debt will also generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates which are adjusted based upon international interest rates.

The risks described above often increase in countries with emerging markets. For example, the ability of a foreign sovereign issuer, especially in

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an emerging market country, to make timely and ultimate payments on its debt obligations may be strongly influenced by the issuer’s balance of payments, including export performance, its access to international credit and investments, fluctuations of interest rates and the extent of its foreign reserves. If a deterioration occurs in the foreign country’s balance of payments, it could impose temporary restrictions on foreign capital remittances. In addition, there is a risk of restructuring certain foreign debt obligations that could reduce and reschedule interest and principal payments.

• Illiquid Investments Risk—The risk that illiquid investments may be difficult to sell for the value at which they are carried, if at all, or at any price within the desired time frame. Illiquid investments are those that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value at which a Fund has valued the investment. A Fund’s investments in illiquid investments may reduce the returns of the Fund because it may be unable to sell the illiquid investment at an advantageous time or price, which could prevent the Fund from taking advantage of other investment opportunities. Redemption requests could require a Fund to sell illiquid investments at reduced prices or under unfavorable conditions. Illiquid investments may trade less frequently, in lower quantities and/or at a discount as compared to more liquid investments, which may cause a Fund to receive distressed prices and incur higher transaction costs when selling such investments. Securities that are liquid at the time of purchase may subsequently become illiquid due to events such as adverse developments for an issuer, industry-specific developments, market events, rising interest rates, changing economic conditions or investor perceptions and geopolitical risk.

• Index Risk—The risk that the performance of an indexed Fund will not correspond to, or may underperform, its benchmark index for any period of time. Although an indexed Fund attempts to use the investment performance of its particular index as a baseline, it may not duplicate the exact composition of that index. In addition, unlike a mutual fund, the returns of an index are not reduced by investment and other operating expenses, and therefore, the ability of an indexed fund to match the performance of its index is adversely affected by the costs of buying and selling investments as well as other expenses. Therefore, no indexed Fund can guarantee that its performance will match its index for any period of time.

• Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time. In times of market turmoil, perceptions of an issuer’s credit risk can quickly change and even large, well-established issuers may deteriorate rapidly with little or no warning.

• Large-Cap Risk—The risk that, by focusing on securities of larger companies, a Fund may have fewer opportunities to identify securities that

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the market misprices and that these companies may grow more slowly than the economy as a whole or not at all. Also, larger companies may fall out of favor with the investing public as a result of market, political and economic conditions, including for reasons unrelated to their businesses or economic fundamentals.

• Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—Trading activity in fixed-income investments in which a Fund invests may be dramatically reduced or cease at any time, whether due to general market turmoil, limited dealer capacity, problems experienced by a single company or a market sector or other factors. In such cases, it may be difficult for a Fund to properly value assets represented by such investments. In addition, a Fund may not be able to purchase or sell a security at a price deemed to be attractive, if at all, which may inhibit a Fund from pursuing its investment strategies or negatively impact the values of portfolio holdings. Further, an increase in interest rates or other adverse conditions (e.g., inflation/deflation, increased selling of fixed-income investments across other pooled investment vehicles or accounts, changes in investor perception or changes in government intervention in the markets) may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain Fund investments, adversely affect values of portfolio holdings and increase the Fund’s costs. If dealer capacity in fixed-income markets is insufficient for market conditions, this has the potential to further inhibit liquidity and increase volatility in the fixed-income markets. Certain fixed-income investments with longer durations or maturities may face heightened levels of liquidity risk.

• Mid-Cap Risk—Securities of medium-sized companies may experience greater fluctuations in price than the securities of larger companies. From time to time, medium-sized company securities may have to be sold at a discount from their current market prices or in small lots over an extended period, since they may be harder to sell than larger-cap securities. In addition, it may be difficult to find buyers for securities of medium-sized companies that a Fund wishes to sell when the company is not perceived favorably in the marketplace or during periods of poor economic or market conditions. Such companies may be subject to certain business risks due to their smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The costs of purchasing and selling securities of medium-sized companies may be greater than those of more widely traded securities.

• Prepayment Risk—The risk that, during periods of falling interest rates, borrowers may pay off their mortgage loans sooner than expected, forcing a Fund to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in income. These risks are normally present in mortgage-backed securities and other asset-backed securities. For example, homeowners have the option to prepay their mortgages. Therefore, the duration of a

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security backed by home mortgages can shorten depending on homeowner prepayment activity. A rise in the prepayment rate and the resulting decline in duration of fixed-income securities held by a Fund can result in losses to investors in the Fund.

• Small-Cap Risk—Securities of small-sized companies may experience greater fluctuations in price than the securities of larger companies. The securities of small-sized companies are often less liquid than those of larger, more established companies. The number of small-sized companies whose securities are listed on securities exchanges has been declining while investor demand for the securities of such issuers has been increasing, in each case relative to historical trends, which may increase the Fund’s exposure to illiquid investments risk. As a result, the Fund’s investments in the securities of small-sized companies may be difficult to purchase or sell at an advantageous time or price, which could prevent the Fund from taking advantage of investment opportunities. From time to time, small-sized company securities may have to be sold at a discount from their current market prices or in small lots over an extended period, since they may be harder to sell than larger-cap securities. In addition, it may be difficult to find buyers for securities of small-sized companies that a Fund wishes to sell when the company is not perceived favorably in the marketplace or during periods of poor economic or market conditions. Such companies may be subject to certain business risks due to their smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The costs of purchasing and selling securities of small-sized companies may be greater than those of more widely traded securities.

• Special Risks Relating to Inflation-Indexed Bonds—The risk that market values of inflation-indexed investments held by the Fund may be adversely affected by a number of factors, including changes in the market’s inflation expectations, changes in real rates of interest or declines in inflation (or deflation). There is a risk that interest payments in inflation-indexed investments may fall because of a decline in inflation (or deflation). In addition, the CPI-U may not accurately reflect the true rate of inflation. If the market perceives that any of these events have occurred, then the market value of those investments could be adversely affected.

In addition to the investment risks set forth above, there are other risks associated with investing in the Funds and their investments that are discussed elsewhere in the Funds’ Prospectus and in the Funds’ SAI. There can be no assurances that a Fund will achieve its investment objective. You should not consider any Fund to be a complete investment program.

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Additional information on investment strategies and risks of the Funds and Underlying Funds

The Equity Funds

The Underlying Funds of the Trust that invest primarily in equity securities—the Equity Index Fund, the International Equity Index Fund and the Emerging Markets Equity Index Fund (collectively, the “Equity Funds”)—may also invest in short-term debt securities of the same type as those held by the TIAA-CREF Money Market Fund and other kinds of short-term instruments. These short-term investments help the Equity Funds maintain liquidity, use cash balances effectively, and take advantage of attractive investment opportunities. The Equity Funds also may invest up to 20% of their assets in fixed-income securities. The Equity Funds may also manage cash by investing in money market funds or other short-term investment company securities.

Each Fund and/or Equity Fund may write (sell) call options, including covered call options, and purchase put options, to try to enhance income, reduce portfolio volatility and protect gains in its portfolio. Such options may include put and call options on securities of the types in which a Fund or an Equity Fund may invest and on securities indices composed of such securities. In writing (selling) call options, a Fund or an Equity Fund may give up the opportunity to profit on a security if the market price of the security rises and the option is exercised and, conversely, the premiums received from call options sold may not reduce the extent of a Fund’s or an Equity Fund’s losses during periods of market decline. In purchasing call and put options, a Fund or an Equity Fund may purchase a call or put option that expires with no value due to the market price of the security remaining below or above, as applicable, the strike price of the option. In such an event, a Fund or an Equity Fund would lose the value of the premium paid for the call or put option but would also receive no economic benefit from the purchase or sale, as applicable, of the security. The Funds and the Equity Funds can also write (sell) put options. In writing put options, a Fund or an Equity Fund may experience losses on a security if the market price of the security declines and the option is exercised and, conversely, the premiums received from the put options sold may not reduce the extent of a Fund’s or an Equity Fund’s losses during periods of market decline.

In addition, each Fund and/or Equity Fund may buy and sell futures contracts on securities indices composed of securities of the types in which it may invest, and put and call options on such futures contracts. Each Fund and/or Equity Fund may use such futures contracts and options on futures contracts for hedging or cash management purposes, or to seek increased total return. Futures contracts permit a Fund and/or an Underlying Fund to gain exposure to groups of securities and thereby have the potential to earn returns that are similar to those that would be earned by direct investments in those securities or instruments.

Where appropriate futures contracts do not exist, or if Advisors deems advisable for other reasons, a Fund and/or an Equity Fund may invest in

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investment company securities, such as exchange-traded funds (“ETFs”). A Fund and/or an Equity Fund may also invest in ETFs as well as exchange-traded notes (“ETNs”) for cash management purposes or other purposes, including to gain exposure to certain sectors or securities that are represented by ownership in ETFs. ETFs and ETNs will be subject to the risks associated with the types of asset classes, securities or sectors that they track, while ETNs, which are structured as fixed-income obligations, will also be subject to the general risks of fixed-income securities, including credit risk. When an Equity Fund or a Fund invests in ETFs, ETNs or other Underlying Funds that are not offered by the Trust (“Unaffiliated Underlying Funds”), it will bear a proportionate share of expenses charged by the investment company in which the Equity Fund or the Fund invests. An ETF may trade at a premium or discount to NAV. In seeking to manage currency exposure, the Funds and/or the Equity Funds may also enter into forward currency contracts and currency swaps and may buy or sell put and call options and futures contracts on foreign currencies.

The Funds and the Equity Funds can also invest in derivatives and other similar financial instruments, such as equity swaps and equity-linked fixed-income securities, so long as these derivatives and financial instruments are consistent with a particular Fund’s investment objective, restrictions and policies and current regulations.

The Fixed-Income Funds

The Underlying Funds of the Trust that invest primarily in fixed-income securities—the Bond Index Fund, the Short-Term Bond Index Fund and the Inflation-Linked Bond Fund (collectively, the “Fixed-Income Funds”)—may make certain other investments, but not as principal strategies. For example, the Fixed-Income Funds may invest in interest-only and principal-only mortgage-backed securities. These instruments have unique characteristics and are more sensitive to prepayment risk and extension risk than traditional mortgage-backed securities. Similarly, the Fixed-Income Funds may also buy and sell put and call options, futures contracts, and options on futures. The Fixed-Income Funds intend to use options and futures primarily as a hedging technique or for cash management as well as risk management. In seeking to manage currency risk, the Fixed-Income Funds can also enter into forward currency contracts, and buy or sell options and futures on foreign currencies, or enter into foreign currency contracts. The Fixed-Income Funds can also buy and sell swaps and options on swaps, so long as these are consistent with each Fixed-Income Fund’s investment objective, restrictions and policies, as well as current regulations.

Derivatives risks

The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments to which the derivatives relate. Derivatives such as swaps are subject to risks such as liquidity risk, interest rate risk, market risk, and credit

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risk. These derivatives involve the risk of mispricing or improper valuation and the risk that the prices of certain options, futures, swaps (including credit default swaps), forwards and other types of derivative instruments, and their prices, may not correlate perfectly with the prices or performance of the underlying security, currency, rate, index or other asset. Certain derivatives present the risk of default by the other party to the contract, and some derivatives are, or may suddenly become, illiquid. Some of these risks exist for futures and options which may trade on established markets. Unanticipated changes in interest rates, securities prices or currency exchange rates may result in poorer overall performance of a Fund than if it had not entered into derivatives transactions. The potential for loss as a result of investing in derivatives, and the speed at which such losses can be realized, can be greater than investing directly in the underlying security or other instrument. Derivative investments can create leverage by magnifying investment losses or gains, and the Fund and the Underlying Fund could lose more than the amount invested. Investment returns could depend primarily upon the performance of securities that the Fund or the Underlying Fund does not own. Changes in regulation relating to a mutual fund’s use of derivatives could potentially limit or impact an Underlying Fund’s or a Fund’s ability to invest in derivatives and adversely affect the value or performance of derivatives, the Underlying Funds and the Fund.

Investments for temporary defensive purposes

Each Fund, as well as each Underlying Fund, may, for temporary defensive purposes, invest all of its assets in cash and money market instruments, including, for the Funds, the Money Market Fund. In doing so, the Fund and the Underlying Fund may be successful in reducing market losses but may otherwise fail to achieve their respective investment objectives.

Portfolio holdings

A description of the Funds’ policies and procedures with respect to the disclosure of their portfolio holdings is available in the Funds’ SAI.

Portfolio turnover

While each Fund will normally seek to invest in Underlying Funds for the long term, it may frequently rebalance those holdings with the goal of staying close to its projected target allocations. Therefore, a Fund may sell shares of Underlying Funds regardless of how long they have been held. Although a Fund bears no brokerage commissions when it buys or sells shares of Underlying Funds of the Trust, it may bear transaction costs, including brokerage commissions, when it transacts in shares of Unaffiliated Underlying Funds. A “high portfolio turnover rate” for a Fund with respect to its holdings of Unaffiliated Underlying Funds generally will result in greater transaction costs, including brokerage commissions or bid-ask spreads, borne by the Funds and, ultimately, by shareholders. The portfolio turnover rates of the Funds during recent fiscal

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periods are provided in the Financial highlights. The Funds are not subject to a specific limitation on portfolio turnover and are generally not managed to minimize tax burdens of shareholders.

An Underlying Fund that engages in active and frequent trading of portfolio securities will have a correspondingly higher portfolio turnover rate. A high portfolio turnover rate for an Underlying Fund generally will result in greater transaction costs, including brokerage commissions or bid-ask spreads, borne by the Underlying Fund and, ultimately, by Fund shareholders. Also, Underlying Funds with high turnover rates may be more likely to generate capital gains that must be distributed to the Funds, and ultimately to Fund shareholders, as taxable income. None of the Underlying Funds of the Trust is subject to a specific limitation on portfolio turnover, and securities of each Underlying Fund may be sold at any time such sale is deemed advisable for investment or operational reasons.

Share classes

Each Fund may offer Institutional, Advisor, Premier and Retirement Class shares in this Prospectus. Each Fund’s investments are held by the Fund as a whole, not by a particular share class, so an investor’s money will be invested the same way no matter which class of shares is held. However, there are differences among the fees and expenses associated with each class and not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Please contact us if you have questions or would like assistance in determining which class is right for you.

Management of the Funds

The Funds’ investment adviser

Advisors manages the assets of the Trust, under the supervision of the Board of Trustees. Advisors is an indirect wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). TIAA is a life insurance company founded in 1918 by the Carnegie Foundation for the Advancement of Teaching and is the companion organization of College Retirement Equities Fund (“CREF”), the first company in the United States to issue a variable annuity. Advisors is registered as an investment adviser with the SEC under the Investment Advisers Act of 1940. Advisors also manages the investments of TIAA Separate Account VA-1 and TIAA-CREF Life Funds. Through an affiliated investment adviser, TIAA-CREF Investment Management, LLC (“TCIM”), certain personnel of Advisors also manage the investment accounts of CREF. As of June 30, 2016, Advisors and TCIM together had approximately $308 billion of registered investment company assets under management. Advisors is located at 730 Third Avenue, New York, NY 10017-3206.

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TIAA entities sponsor an array of financial products for retirement and other investment goals. For some of these products, for example, the investment accounts of CREF, TIAA or its subsidiaries perform services “at-cost.” The Funds offered in the Prospectus, however, pay the management fees and other expenses that are described in the tables of fees and expenses in this Prospectus. The management fees paid by the Funds to Advisors are intended to compensate Advisors for its services to the Funds and are not limited to the reimbursement of Advisors’ costs. Thus, under this arrangement, Advisors can earn a profit or incur a loss on the services which it renders to the Funds. The Funds also pay Advisors for certain administrative services that Advisors provides to the Funds on an at-cost basis.

Advisors manages the assets of the Funds pursuant to an investment management agreement with the Trust (the “Management Agreement”). Advisors’ duties under the Management Agreement include, among other things, providing the Funds with investment research, advice and supervision; furnishing an investment program for the Funds; determining which securities or other investments to purchase, sell or exchange; and providing or obtaining any other necessary services to manage, acquire or dispose of securities, cash or other investments. Advisors also supervises and acts as liaison among the various service providers to the Funds, such as the custodian and transfer agent.

Investment management fees

Under the terms of the Management Agreement, Advisors is entitled to a fee at an annual rate of 0.10% of the average daily net assets of each Fund. Advisors has contractually agreed to waive a portion of certain Funds’ management fees equal to, on an annual basis, the following percentages of the average daily net assets of each Fund: 0.10% for the Lifecycle Index Retirement Income Fund, the Lifecycle Index 2010 Fund and the Lifecycle Index 2015 Fund; 0.09% for the Lifecycle Index 2020 and 2025 Funds; 0.08% for the Lifecycle Index 2030 Fund and the Lifecycle Index 2035 Fund; and 0.07% for the Lifecycle Index 2040, 2045, 2050, 2055 and 2060 Funds. These waivers will remain in effect through September 30, 2017, unless changed with approval of the Board of Trustees. Advisors also receives management fees as the investment adviser to the Underlying Funds.

In addition, Advisors has contractually agreed to reimburse each Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.25% of average daily net assets for Retirement Class shares of the Lifecycle Index Retirement Income Fund, the Lifecycle Index 2010 Fund and the Lifecycle Index 2015 Fund; 0.26% of average daily net assets for Retirement Class shares of the Lifecycle Index 2020 and 2025 Funds; 0.27% of average daily net assets for Retirement Class shares of the Lifecycle Index 2030 Fund and the Lifecycle Index 2035 Fund; and 0.28% for the Lifecycle Index 2040, 2045, 2050, 2055 and 2060 Funds; (ii) 0.15% of

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average daily net assets for Premier Class shares of the Lifecycle Index Retirement Income Fund, the Lifecycle Index 2010 Fund and the Lifecycle Index 2015 Fund; 0.16% of average daily net assets for Premier Class shares of the Lifecycle Index 2020 and 2025 Funds; 0.17% of average daily net assets for Premier Class shares of the Lifecycle Index 2030 Fund and the Lifecycle Index 2035 Fund; and 0.18% of average daily net assets for Premier Class shares of the Lifecycle Index 2040, 2045, 2050, 2055 and 2060 Funds; (iii) 0.15 % of average daily net assets for Advisor Class shares of the Lifecycle Index Retirement Income Fund, the Lifecycle Index 2010 Fund; and the Lifecycle Index 2015 Fund; 0.16% of average daily net assets for Advisor Class shares of the Lifecycle Index 2020 and 2025 Funds; 0.17% of average daily net assets for Advisor Class shares of the Lifecycle Index 2030 Fund and the Lifecycle Index 2035 Fund; 0.18% of average daily net assets for Advisor Class shares of the Lifecycle Index 2040, 2045, 2050, 2055, and 2060 Funds; and (iv) 0.00% of average daily net assets for Institutional Class shares of the Lifecycle Index Retirement Income Fund, the Lifecycle Index 2010 Fund and the Lifecycle Index 2015 Fund; 0.01% of average daily net assets for Institutional Class shares of the Lifecycle Index 2020 and 2025 Funds; 0.02% of average daily net assets for Institutional Class shares of the Lifecycle Index 2030 Fund and the Lifecycle Index 2035 Fund; and 0.03% of average daily net assets for Institutional Class shares of the Lifecycle Index 2040, 2045, 2050, 2055, and 2060 Funds. These expense reimbursement arrangements will continue through at least September 30, 2017, unless changed with approval of the Board of Trustees. Each Fund also pays Advisors for certain administrative services Advisors provides to the Funds on an at-cost basis.

A discussion regarding the basis for the Board of Trustees’ most recent approval of each Fund’s Management Agreement is available in the Funds’ annual shareholder report for the fiscal period ended May 31, 2016. For a free copy of the Funds’ shareholder reports, please call 800-842-2252, visit the Funds’ website at www.tiaa.org or visit the SEC’s website at www.sec.gov.

Portfolio management team

The Funds are managed by a team of managers, whose members are responsible for the day-to-day management of the Funds, with expertise in the area applicable to the Funds’ investments. Certain team members are, for example, principally responsible for selecting appropriate investments for the Funds and others are principally responsible for asset allocation. The following is a list of members of the management team primarily responsible for managing each Fund’s investments, along with their relevant experience. The members of the management team may change from time to time.

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Name & Title	Portfolio Role/ Coverage/ Expertise/Specialty	Experience Over Past Five Years	Total Experience (since dates specified below)
			At TIAA	Total	On Team

Lifecycle Index Funds
John M. Cunniff, CFA Managing Director	Asset Allocation (allocation strategies)	Advisors, TCIM and other advisory affiliates of TIAA—2006 to Present (quantitative portfolio manager)	2006	1992	2006

Hans L. Erickson, CFA Managing Director	Asset Allocation (general oversight)	Advisors, TCIM and other advisory affiliates of TIAA—1996 to Present (oversight and management responsibility for all asset allocation funds; oversight for quantitative equity strategies and equity index funds prior to 2011)	1996	1988	2009

The Funds’ SAI provides additional disclosure about the compensation structure for the Funds’ portfolio managers, the other accounts they manage, total assets in those accounts and potential conflicts of interest, as well as the portfolio managers’ ownership of shares of the Funds they manage.

Other services

Under the terms of the Administrative Services Agreement with the Trust, responsibility for payment of expenses relating to oversight and performance of certain services, including transfer agency, dividend disbursing, accounting, administrative, compliance and shareholder services, is allocated directly either to the Funds or to Advisors.

For Advisors’ provision of such administrative, compliance and other services to the Funds under the Administrative Services Agreement, the Fund pays to Advisors at the end of each calendar month the allocated costs of such services as determined under the TIAA cost allocation methodology then in effect.

For Retirement Class shares of the Funds, the Funds have a separate service agreement with Advisors (the “Retirement Class Service Agreement”) pursuant to which Advisors provides or arranges for the provision of administrative and shareholder services for Retirement Class shares, including services associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Under the Retirement Class Service Agreement, the Retirement Class of each Fund pays a monthly fee to Advisors at an annual rate of 0.25% of average daily net assets, which is reflected as part of “Other expenses” in the “Fees and expenses” section of this Prospectus. Advisors may rely on affiliated or unaffiliated persons to fulfill its obligations under the Retirement Class Service Agreement.

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Distribution and service arrangements

All classes

Teachers Personal Investors Services, Inc. (“TPIS”) distributes each class of Fund shares. TPIS may enter into agreements with other intermediaries, including its affiliated broker-dealer, TIAA-CREF Individual & Institutional Services, LLC (“Services”), to offer and sell shares of the Funds. For Premier Class shares, TPIS may utilize some or all of the Rule 12b-1 plan fees it receives from Premier Class shares to pay such other intermediaries for services provided in connection with the sale, promotion and/or servicing of Premier Class shares.

Additional information about payments to intermediaries appears in the Funds’ SAI.

Other payments by the Funds

Institutional Class

More information about the Funds’ distribution and services arrangements for Institutional Class shares appears in the Funds’ SAI.

Advisor Class

In addition to the fees the Funds pay to their transfer agent, TPIS or Advisors, on behalf of the Advisor Class of the Funds, the Funds may enter into agreements with financial intermediaries pursuant to which the Funds will pay financial intermediaries for administrative, networking, recordkeeping, sub-transfer agency and shareholder services. The Funds have adopted a Shareholder Servicing Plan (“Servicing Plan”) with respect to Advisor Class shares that has been approved by the Board of Trustees that outlines the types of services to be provided to the Funds by these financial intermediaries. The Servicing Plan also provides the maximum rates that the Funds may pay such financial intermediaries, which are generally based on: (1) an annual percentage of the average daily net assets of Fund shareholders serviced by a financial intermediary; or (2) a fixed dollar amount for each account serviced by a financial intermediary. The aggregate amount of these payments may be substantial and may vary significantly among intermediaries but will be limited by Advisors’ agreement to reimburse each Fund if total Advisor Class expenses (subject to certain exclusions) exceed certain specified amounts.

Premier Class

The Funds have adopted a distribution plan under Rule 12b-1 with respect to Premier Class shares under which the Funds pay TPIS an annual fee as compensation for TPIS’ or other entities’ services related to the sale, promotion and/or servicing of Premier Class shares.

Under the plan, the Funds pay TPIS at the annual rate of up to 0.15% of average daily net assets attributable to Premier Class shares for distribution and

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promotion-related activities, as well as shareholder and account maintenance services, and TPIS may pay another entity for providing such services. Advisors, TPIS and their affiliates, at their own expense, may also pay for distribution, promotional and/or shareholder and account maintenance expenses of Premier Class shares. Because Rule 12b-1 plan fees are paid out of Premier Class assets on an ongoing basis, over time they will increase the cost of your investment in the Premier Class.

More information about the Funds’ distribution and services arrangements for Premier Class shares appears in the Funds’ SAI.

Retirement Class

Each Fund has adopted a distribution plan under Rule 12b-1 with respect to Retirement Class shares under which each Fund may pay TPIS an annual fee for TPIS’ or other entities’ services related to the sale and promotion of Retirement Class shares and ongoing servicing and maintenance of accounts of the Funds’ shareholders, including sales and other expenses relating to the servicing efforts.

Under the plan, each Fund may pay TPIS and TPIS may, in turn, pay another entity up to 0.05% of average daily net assets attributable to Retirement Class shares for distribution and promotion-related expenses as well as shareholder services. To the extent Rule 12b-1 plan fees are paid out of the Funds’ assets on an ongoing basis, over time they will increase the cost of your investment in the Funds.

The Board of Trustees has not approved the payment of any fees by the Retirement Class of a Fund under the Rule 12b-1 plan. Accordingly, no such fees are currently charged to the Retirement Class of a Fund. Fees pursuant to the Retirement Class Rule 12b-1 plan may only be imposed upon approval of the Board of Trustees. Retirement Class shareholders will be notified prior to any imposition of a Rule 12b-1 plan fee.

More information about the Funds’ distribution and services arrangements for Retirement Class shares appears in the Funds’ SAI.

Other payments by TPIS, Advisors or their affiliates

In addition to the payments from the Funds made to financial intermediaries as previously described, TPIS, Advisors or their affiliates may from time to time make additional payments, out of their own resources, to certain financial intermediaries that sell shares of the TIAA-CREF Funds. These payments are often referred to as “revenue sharing.” These payments may be made in order to promote the sale and retention of Fund shares by intermediaries and their customers. The amounts of these distribution-related revenue sharing payments may vary by financial intermediary and, with respect to a given financial intermediary, are typically calculated by reference to the amount of the financial intermediary’s recent gross sales of TIAA-CREF Fund shares and/or total assets of TIAA-CREF Funds held by the intermediary’s customers. The level of distribution-related revenue sharing payments that TPIS, Advisors or their

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affiliates are willing to provide to a particular financial intermediary may be affected by, among other factors, the intermediary’s total assets held in and recent net investments into the TIAA-CREF Funds, the intermediary’s level of participation in TIAA-CREF Fund sales and marketing programs, the intermediary’s compensation program for its registered representatives who sell TIAA-CREF Fund shares and provide services to TIAA-CREF Fund shareholders, and the asset class of the TIAA-CREF Funds for which these payments are provided. The SAI contains additional information about these payments. TPIS may also make payments to financial intermediaries in connection with sales meetings, due diligence meetings, prospecting seminars and other meetings at which TPIS promotes its products and services. Payments to intermediaries may include payments to certain third-party broker-dealers and financial advisors, including fund supermarkets, to provide access to their fund distribution platforms.

In addition to revenue sharing payments to financial intermediaries related to distribution of the Funds’ shares, Advisors or its affiliates may also make revenue sharing payments out of their own assets to financial intermediaries as compensation for certain recordkeeping, shareholder communications and other account administration services provided to TIAA-CREF Fund shareholders who own their shares through these financial intermediaries’ accounts. These servicing-related revenue sharing payments are in addition to any applicable sub-transfer agency or similar fees paid to these financial intermediaries with respect to these services by the TIAA-CREF Funds out of Fund assets.

The amounts of revenue sharing payments to a financial intermediary could be significant, and may create an incentive for the intermediary or its representatives to recommend or offer shares of the Funds to you. The financial intermediary may elevate the prominence or profile of the Funds within the intermediary’s organization by, for example, placing the Funds on a list of preferred or recommended funds and/or granting TPIS, Advisors and/or their affiliates preferential or enhanced opportunities to promote the Funds in various ways within the intermediary’s organization.

Calculating share price

Each Fund determines its net asset value (“NAV”) per share, or share price, on each Business Day. The NAV for each Fund is calculated each Business Day as of the latest close of the regular (or core) trading session of the NYSE, NYSE Arca Equities or NYSE MKT (collectively, the “NYSE Exchanges”) (normally 4:00 p.m. Eastern Time or such earlier time that is the latest close of a regular (or core) trading session of any of the NYSE Exchanges). The Funds do not price their shares on days that are not a Business Day. The NAV per share for each class is determined by dividing the value of the Fund’s assets attributable to such class, less all liabilities attributable to such class, by the total number of shares of the class outstanding. The assets of each Fund consist primarily of shares of Underlying Funds, which are valued at their respective NAVs in the case

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of mutual funds. The values of any shares of Underlying Funds held by a Fund are based on the market value of the shares. Therefore, the share price of each of the Funds is determined based on the NAV per share or market value per share of each of its Underlying Funds (and the value of any other assets and liabilities of the Funds), subject to the fair value pricing procedures described below.

If a Fund invests in foreign securities that are primarily listed on foreign exchanges that trade on days when the Fund does not price its shares, the value of the foreign securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or redeem Fund shares. The value of the Fund’s investments denominated in foreign currencies is converted to U.S. dollars for purposes of determining the Fund’s NAV.

To value securities and other instruments held by the Underlying Funds (or the Fund, as applicable) of the Trust such Underlying Funds (or Fund, as applicable) generally use market quotations or values obtained from independent pricing services to value such assets. If market quotations or values from independent pricing services are not readily available or are not considered reliable, the Underlying Funds of the Trust will use a security’s “fair value,” as determined in good faith using procedures approved by the Board of Trustees. Such Underlying Funds also use fair value if events that have a significant effect on the value of an investment (as determined in Advisors’ sole discretion) occur between the time when its price is determined and the time a Fund’s NAV is calculated. For example, a Fund might use a domestic security’s fair value when the exchange on which the security is principally traded closes early or when trading in the security is halted and does not resume before the Fund’s NAV is calculated. Like the Funds, the Underlying Funds of the Trust do not price their shares on dates when the NYSE Exchanges are closed. This remains the case for Underlying Funds of the Trust that invest in foreign securities that are primarily listed on foreign exchanges that trade on days when such Underlying Funds do not price their shares, even though such securities may continue to trade and their values may fluctuate when the NYSE Exchanges are closed. The use of fair value pricing can involve reliance on quantitative models or individual judgment, and may result in changes to the prices of portfolio securities that are used to calculate the NAV of an Underlying Fund of the Trust. Although the Underlying Funds of the Trust fair value portfolio securities on a security-by-security basis, those that hold foreign portfolio securities may see their portfolio securities fair valued more frequently than other Underlying Funds that do not hold foreign securities.

Fair value pricing of equity securities most commonly occurs with securities that are primarily traded outside of the United States. This may have the effect of decreasing the ability of market timers to engage in “stale price arbitrage,” which takes advantage of the perceived difference in price from a foreign market closing price. For these foreign securities, an Underlying Fund of the Trust uses a fair value pricing service approved by the Board of Trustees. This pricing service employs quantitative models to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges

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and the close of the NYSE Exchanges. Fair value pricing is subjective in nature and the use of fair value pricing by the Underlying Fund may cause the NAV of the Underlying Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the foreign exchange on which a portfolio security is primarily traded.

While using a fair value price for foreign securities is intended to decrease the ability of market timers to make money by exchanging into or out of an affected Underlying Fund to the detriment of longer-term shareholders, it may reduce some of the certainty in pricing obtained by using actual market close prices.

Fixed-income securities, including money market instruments (other than those held by a money market Underlying Fund of the Trust), are valued using market quotations, independent pricing sources or values derived from a pricing matrix that has various types of the applicable fixed-income instrument along one axis and various maturities along the other. The use of a price derived from a pricing matrix is a method of fair value pricing.

The Fund will use fair value, as determined under its fair value procedures, to the extent that the value of any of its investments, including any Underlying Funds, are unavailable or not considered reliable.

Dividends and distributions

Each Fund expects to declare and distribute to shareholders substantially all of its net investment income and net realized capital gains, if any. The amount distributed will vary according to the income received from investments held by a Fund and capital gains realized from the sale of investments. The Retirement Income Fund plans to pay dividends on a quarterly basis. Each other Fund plans to pay dividends on an annual basis.

Each Fund intends to pay net capital gains, if any, annually. Dividends and capital gains can be paid in cash or reinvested. If you have elected to receive your distributions in cash and the distribution amount is less than $10, then the amount will be automatically reinvested in the Fund and no check will be issued. If the postal service is unable to deliver checks to your address of record, or the distribution check remains outstanding for six months or more, then the Funds reserve the right to reinvest the distribution check into your account using the Fund’s current NAV and to change your distribution option to reinvestment. No interest will accrue on amounts represented by uncashed distribution checks.

Dividends and capital gain distributions paid to shareholders who hold their shares through a TIAA-administered retirement plan or custody account will automatically be reinvested in additional shares of the same class of the particular Fund. All other shareholders may elect from the following distribution options (barring any restrictions from the intermediary or plan through which such shares are held):

1. Reinvestment option, same Fund. Your dividend and capital gain distributions are automatically reinvested in additional shares of the same

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share class of the Fund. Unless you elect otherwise, this will be your default distribution option.

2. Reinvestment option, different Fund. Your dividend and capital gain distributions are automatically reinvested in additional shares of the same share class of another fund in which you already hold shares.

3. Income-earned option. Your long-term capital gain distributions are automatically reinvested, but you will be sent a check for each dividend and short-term capital gain distribution.

4. Capital gains option. Your dividend and short-term capital gain distributions are automatically reinvested, but you will be sent a check for each long-term capital gain distribution.

5. Cash option. A check will be sent for your dividend and each capital gain distribution.

On a Fund’s distribution date, the Fund makes distributions on a per share basis to the shareholders who hold and have paid for Fund shares on the record date. The Funds do this regardless of how long the shares have been held. This means that if you buy shares just before or on a record date, you will pay the full price for the shares and then you may receive a portion of the price back as a taxable distribution (see the discussion of “Buying a dividend” below under “Taxes”). Cash distribution checks will be mailed within seven days of the distribution date.

Shareholders who hold their shares through a variable insurance or annuity product, an employee benefit plan or through an intermediary may be subject to restrictions on their distribution payment options imposed by the product, plan or intermediary. Please contact the variable insurance or annuity product issuer or your plan sponsor or intermediary for more details.

Taxes

As with any investment, you should consider how your investment in a Fund will be taxed.

Taxes on dividends and distributions. Unless you are tax-exempt or hold Fund shares in a tax-deferred account, you are subject to federal income tax on dividends and taxable distributions each year. Your dividends and taxable distributions generally are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in October, November or December of a year and paid in January of the following year are taxable as if they were paid on December 31 of the prior year.

For federal tax purposes, income and short-term capital gain distributions from a Fund are taxed as ordinary income, and long-term capital gain distributions are taxed as long-term capital gains. Every January, a statement showing the taxable distributions paid to you in the previous year from a Fund will be sent to you and the Internal Revenue Service (“IRS”) (for taxable accounts only). Whether or not a

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capital gain distribution is considered long-term or short-term depends on how long the Fund held the securities the sale of which led to the gain.

A portion of ordinary income dividends paid by a Fund to individual investors may constitute “qualified dividend income” that is subject to the same maximum tax rates as long-term capital gains. The portion of a dividend that will qualify for this treatment will depend on the aggregated qualified dividend income received by a Fund. Notwithstanding this, certain holding period requirements with respect to a shareholder’s shares in a Fund may apply to prevent the shareholder from treating any portion of a dividend as “qualified dividend income.” Additional information about this can be found in the Funds’ SAI.

Taxes on transactions. Unless a transaction involves Fund shares held in a tax-deferred account, redemptions (sales), including exchanges to other funds, may also give rise to capital gains or losses. The amount of any capital gain or loss will be the difference, if any, between the adjusted cost basis of your shares and the price you receive when you sell or exchange them. In general, a capital gain or loss will be treated as a long-term capital gain or loss if you have held your shares for more than one year.

Each Fund is required to report to the IRS and furnish to certain Fund shareholders the cost basis information for sale transactions of shares purchased on or after January 1, 2012. Shareholders may elect to have one of several cost basis methods applied to their account when calculating the cost basis of shares sold, including average cost, “first-in, first-out” (“FIFO”), or some other specific identification method. Unless you instruct otherwise, each Fund will use average cost as its default cost basis method, and will treat sales as first coming from shares purchased prior to January 1, 2012. If average cost is used for a shareholder’s first sale of the Fund shares covered by these new rules, the shareholder may only use an alternative cost basis method for shares purchased prospectively. Fund shareholders should consult with their tax advisors to determine the best cost basis method for their tax situation.

For shares you sell that were purchased prior to January 1, 2012, you will be sent a statement showing how many shares you sold and at what price. However, the statement will not include cost basis information and will not be furnished to the IRS. You or your tax preparer must determine whether this sale resulted in a capital gain or loss and the amount of tax to be paid on any gain. Be sure to keep your regular account statements; the information they contain will be essential in calculating the amount of your capital gains or losses.

Backup withholding. If you fail to provide a correct taxpayer identification number or fail to certify that it is correct, the Funds are required by law to withhold 28% of all the distributions and redemption proceeds paid from your account. The Funds are also required to begin backup withholding if instructed by the IRS to do so.

Buying a dividend. If you buy shares just before a Fund deducts a distribution from its NAV, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution. This is referred to as

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“buying a dividend.” For example, assume you bought shares of a Fund for $10.00 per share the day before the Fund paid a $0.25 dividend. After the dividend was paid, each share would be worth $9.75, and, unless you hold your shares through a tax-deferred arrangement such as a 401(a), 401(k) or 403(b) plan or an IRA, you will have to include the $0.25 dividend in your gross income for tax purposes.

Effect of foreign taxes. Foreign governments may impose taxes on a Fund and its Underlying Funds and their investments and these taxes generally will reduce the Fund’s distributions. If a Fund qualifies to pass through a credit for such taxes paid and elects to do so, an offsetting tax credit or deduction may be available to you if you maintain a taxable account. If so, your tax statement will show more taxable income than was actually distributed by the Fund, but will also show the amount of the available offsetting credit or deduction.

Other restrictions. There are tax requirements that all mutual funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, a Fund or an Underlying Fund may have to limit its investment in some types of instruments.

Special considerations for certain institutional investors. If you are a corporate investor, a portion of the dividends from net investment income paid by a Fund may qualify for the corporate dividends-received deduction. The portion of the dividends that will qualify for this treatment will depend on the aggregate qualifying dividend income that the Fund receives from the Underlying Funds. Certain holding period and debt financing restrictions may apply to corporate investors seeking to claim the deduction.

Taxes related to employee benefit plans or IRAs. Generally, individuals are not subject to federal income tax in connection with shares held (or that are held on their behalf) in participant or custody accounts under Code section 401(a) employee benefit plans (including 401(k) and Keogh plans), Code section 403(b) or 457 employee benefit plans, or IRAs. Distributions from such plan participant or custody accounts may, however, be subject to ordinary income taxation in the year of the distribution. For information about the tax aspects of your plan or IRA or Keogh account, please consult your plan administrator, TIAA or your tax advisor.

Other tax matters. Certain investments of a Fund, including certain debt instruments, foreign securities and shares of other investment funds, could affect the amount, timing and character of distributions you receive and could cause a Fund to recognize taxable income in excess of the cash generated by such investments (which may require a Fund to liquidate other investments in order to make required distributions).

This information is only a brief summary of certain federal income tax information about your investment in a Fund. The investment may have state, local or foreign tax consequences, and you should consult your tax advisor about the effect of your investment in a Fund in your particular situation. Additional tax information can be found in the Funds’ SAI.

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Your account: purchasing, redeeming
or exchanging shares

Fund shares offered in this Prospectus

The Funds offer four share classes: Retirement, Premier, Advisor and Institutional Class shares. Retirement Class and Premier Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts. Advisor Class shares are available for purchase through certain financial intermediaries, employee benefit plans and insurance company separate accounts. Institutional Class shares are available for purchase directly from the Funds by certain eligible investors (which include employee benefit plans and financial intermediaries). Investors should note that certain account minimums may be required for purchasing Institutional Class shares.

Share class eligibility

Overview

Each of the Funds' share classes has certain eligibility requirements that apply when purchasing Fund shares. Eligibility to purchase a certain class of shares is generally based on the type of account being opened in a Fund as well as certain account minimums. In order to better understand the eligibility requirements outlined below, the following defined terms shall apply when used throughout this Prospectus.

Definitions

Financial Intermediary Accounts. These include accounts held through platforms, programs, plans and other similar entities, as well as omnibus accounts, on behalf of other investors. Additionally, Financial Intermediary Accounts may include, but are not limited to, the following:

• Employee Benefit Plans (as defined below);

• Certain custody accounts sponsored or administered by TIAA, or by other entities not affiliated with TIAA, that are established by individuals as IRAs pursuant to section 408 of the Code; and

• Wrap accounts or other such arrangements as may be offered by a financial advisor or other intermediary.

Employee Benefit Plans. These include accounts sponsored or administered by either TIAA and its affiliates or by other entities not affiliated with TIAA and that are established by or on behalf of employers, or the trustees of plans sponsored by employers, in connection with certain Employee Benefit Plans. Such Employee Benefit Plans include those described in sections 401(a) (including 401(k) and Keogh plans), 403(a), 403(b) or 457 of the Code. Shareholders investing through such Employee Benefit Plans may have to pay additional expenses related to the administration of such plans. The Advisor Class is not available to SEPs, SAR-SEPs, SIMPLE IRAs and Keogh plans.

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Eligible Investors. These include both Financial Intermediary Accounts and Employee Benefit Plans.

Direct Purchasers. These accounts are opened directly with the transfer agent for the Funds, Boston Financial Data Services, Inc., and include the following: eligible investors (which include employee benefit plans and Financial Intermediary Accounts).

Eligibility—Institutional Class

Institutional Class shares are available for purchase by or through the following types of accounts:

• Direct Purchasers;

• Financial Intermediary Accounts;

• Other investment companies or pools;

• State-sponsored tuition savings plans (529) or healthcare saving accounts (HSA);

• Insurance company separate accounts advised by or affiliated with Advisors, or other affiliates of TIAA; and

• Other accounts, entities, programs, plans and categories of shareholders as may be approved by the Funds from time to time.

Eligibility—Retirement Class, Premier Class and Advisor Class

Retirement Class, Premier Class and Advisor Class shares are available for purchase by or through the following types of accounts:

• Financial Intermediary Accounts (which include Benefit Plans);

• Other investment companies or pools;

• State-sponsored tuition savings plans (529) or healthcare saving accounts (HSA);

• Insurance company separate accounts advised by or affiliated with Advisors, or other affiliates of TIAA; and

• Other accounts, entities, programs, plans and categories of shareholders as may be approved by the Funds from time to time.

Account minimums

Investors should note that the following account minimums may be required for initial and subsequent purchases of Institutional Class shares:

• The minimum initial investment is $10 million per Fund account and the minimum subsequent investment is at least $1,000 unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Funds or their affiliates. Financial Intermediary Accounts where neither the investor nor the intermediary will receive, from the Funds or their affiliates, any commission payments, account servicing fees, recordkeeping fees, 12b-1 fees, sub-transfer agency

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fees, so called “finder’s fees,” administration fees or similar fees with respect to Institutional Class shares are not subject to initial purchase or subsequent investment minimums. Employee Benefit Plans, fee-based managed account programs (“wrap accounts”), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, thrifts, bank and trust companies that have entered into agreements to offer Institutional Class shares held in omnibus accounts on the books of the Funds are also exempt from initial and subsequent investment minimums.

The Funds have the discretion to waive or otherwise change the initial or subsequent minimum investment requirements at any time without any prior notice to shareholders. These minimum account requirements are discussed in more detail below.

There are no minimum account requirements, including initial or subsequent minimum investment requirements, for Retirement Class, Premier Class or Advisor Class shares.

All share classes

Each Fund reserves the right to determine in its sole discretion whether any potential investor is eligible to purchase Retirement, Premier, Advisor or Institutional Class shares. For more information with regard to Retirement, Premier, Advisor or Institutional Class shares, please contact your financial intermediary or you may call the Funds at 800-842-2252, Monday through Friday, from 8:00 a.m. to 10:00 p.m. Eastern Time. If you are a Direct Purchaser of Institutional Class shares, please contact your assigned relationship manager (“Relationship Manager”).

Investors in all share classes should be aware that each Fund may from time to time, in its discretion, deviate from or vary the processes and procedures outlined below for purchasing, redeeming and exchanging shares.

The Funds are not responsible for any losses due to unauthorized or fraudulent instructions when purchasing, redeeming or exchanging shares as long as the Funds follow reasonable security procedures to verify your identity. It is your responsibility to review and verify the accuracy of your confirmation statements immediately after you receive them.

Purchasing shares

For Direct Purchasers of Institutional Class shares

How to open an account—Institutional Class

Direct Purchasers interested in opening an account to hold Institutional Class shares should request an application from their Relationship Manager, who can answer any questions or help complete the application. The application will need to be submitted directly either to a Relationship Manager or to the Funds via

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mail. Confirmation that the account has been established will be delivered to the applicant or can be obtained by calling the Funds.

Minimum initial and subsequent investment

For Direct Purchasers of Institutional Class shares, the minimum initial investment is $10 million per Fund account. The Funds can only accept payment to establish a new account if the check presented for deposit into the new account is drawn against an account registered in the same name as the prospective investor.

Subsequent investments into the Institutional Class for all account types must be at least $1,000 per Fund account. Financial intermediaries may enforce their own initial and subsequent investment minimums.

Transaction methods for purchases

By telephone: You can request electronic withdrawals from your designated bank account to buy additional Institutional Class shares by calling your Relationship Manager.

Purchasing via mail: Send a check to either of the addresses listed below with an investment coupon from a previous confirmation statement. If you do not have an investment coupon, use a separate piece of paper including your name, address, Fund account number, the Fund and class you want to invest in and the amount to be invested in the Funds.

Make checks payable to “The TIAA-CREF Funds.”

First-Class Mail:

The TIAA-CREF Funds—Institutional Class

c/o Boston Financial Data Services

P.O. Box 55081

Boston, MA 02205-5081

Overnight Mail:

The TIAA-CREF Funds—Institutional Class

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

Purchasing via wire: See the section entitled “For Eligible Investors in Retirement, Premier, Advisor and Institutional Class shares and their clients— Transaction methods for purchases” below.

In-kind purchases of shares: Advisors, at its sole discretion, may allow the purchase of shares with investment securities (instead of cash), if: (1) Advisors believes the securities are appropriate investments for a Fund; (2) the securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise; and (3) the securities are

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permissible holdings under the Fund’s investment policies and restrictions. If a Fund accepts the securities, the shareholder’s account will be credited with shares equal in NAV to the market value of the securities received. Shareholders investing through a Financial Intermediary Account or Employee Benefit Plan who are interested in making in-kind purchases should contact their Financial Intermediary Account or Employee Benefit Plan sponsor directly. Otherwise, shareholders interested in making in-kind purchases should contact either their Relationship Manager or the Funds directly.

Payment limitations: Generally, for Direct Purchasers of Institutional Class shares, the Funds will not accept payment in the following forms (exceptions may apply):

• checks made out to you or other parties and signed over to the Funds;

• corporate checks for investment into non-corporate accounts;

• third-party checks except in limited circumstances with regard to subsequent investments (any check not made payable directly to TIAA-CREF Funds will be considered a third-party check); or

• travelers’ checks, money orders, credit card convenience checks, cash, counter checks or starter checks.

Stopped checks: If your purchase check does not clear or payment on it is stopped, or if the Funds do not receive good funds through wire transfer or electronic funds transfer, the Funds will treat this as a redemption of the shares purchased when your check or electronic funds were received. You will be responsible for any resulting loss incurred by any of the Funds or Advisors and you may be subject to investment losses and tax consequences on such a redemption. If you are already a shareholder, the Funds can redeem shares from any of your account(s) as reimbursement for all losses. The Funds also reserve the right to restrict you from making future purchases in any of the Funds or any other series of the Trust. There is a $25 fee for all returned items, including checks and electronic funds transfers. Please note that there is a 10 calendar day hold on all purchases by check or through electronic funds transfer.

For Eligible Investors in Retirement, Premier, Advisor and Institutional Class shares and their clients

For Participants in an Employee Benefit Plan or Financial Intermediary Account administered by TIAA

How to open an account

You should first contact your employer to learn important details necessary to facilitate enrollment in an Employee Benefit Plan. Your employer must notify TIAA that you are eligible to enroll. In many cases, you will be able to use the TIAA Web Center’s online enrollment feature at www.tiaa.org. Some plans allow submission of a hard-copy application for a new account; this form can be returned to your human resources (HR) office, a TIAA Relationship Manager or to either of the addresses below:

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First-Class or Standard Mail:

TIAA

PO Box 1259

Charlotte, NC 28201

Overnight Mail:

TIAA

8500 Andrew Carnegie Blvd

Charlotte, NC 28262

You may allocate single or ongoing contributions by selecting a Fund and the amounts you wish to contribute to that Fund.

Subject to the terms of your plan, you may be eligible to roll over or transfer in balances from other eligible accounts as determined by the Code.

The Funds may suspend or terminate the offering of Retirement, Premier, Advisor and Institutional Class shares to your employer’s plan. You may be able to change your allocation for future contributions by:

• writing to TIAA at P.O. Box 1259, Charlotte, NC 28201;

• calling our Automated Telephone Service (24 hours a day) at 800-842-2252; or

• using the TIAA website’s account access feature at www.tiaa.org.

For Participants in an Employee Benefit Plan or Financial Intermediary Account not administered by TIAA

How to open an account

Your Financial Intermediary Account or Employee Benefit Plan will have its own instructions and procedures for opening an account and establishing a position within the Funds. If you are enrolling in an Employee Benefit Plan, you should first contact your employer to learn important details necessary to facilitate enrollment into the plan.

Other information for Employee Benefit Plans

As a participant in an Employee Benefit Plan, the Funds impose no minimum investment. The Funds do not currently restrict the frequency of investments made in the Funds by participants through Employee Benefit Plans, although the Funds reserve the right to impose such restrictions in the future. If you are investing in the Funds through an Employee Benefit Plan, your employer’s plan may limit the amount and available methods to invest in your account. Additionally, the Code limits total annual contributions to most types of Employee Benefit Plans.

Other information for Eligible Investors

Investors purchasing shares through Eligible Investors may purchase shares only in accordance with instructions and limitations pertaining to their account with the Eligible Investor. These Eligible Investors may set different minimum

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investment requirements for their customers’ investments. Please contact your Financial Intermediary Account or Employee Benefit Plan sponsor for more information.

Transaction methods for purchases

Purchasing via wire: You may remit initial or subsequent deposits into your account via wire. To open an account by wire please send a completed and signed application by mail as instructed above and then follow the wiring instructions below once you have confirmed the account is open and have the account number.

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

ABA Number (all classes) 011000028

DDA Number (all classes) 99054546

Specify on the wire:

• “The TIAA-CREF Funds—” and the “Share Class” being purchased. For example, a proper set of wire instructions for an initial or subsequent investment into the Institutional Class would read as follows: “The TIAA-CREF Funds—Institutional Class”;

• Account registration (names of registered owners), address and Social Security number or taxpayer identification number;

• The Fund account number; and

• The Fund or Funds and amount per Fund to be invested.

Points to remember for all purchases

The Funds consider all purchase requests to be received when they are received in “good order” as determined by the Funds’ transfer agent (or other authorized Fund agent). (See the section entitled “Important transaction information—Good order” below.) Your investment must be for a specified dollar amount. The Funds cannot accept purchase requests specifying a certain price, date, or number of shares. These types of requests will be deemed to be not in “good order” and the money you sent will be returned to you. If you hold your shares through a Financial Intermediary Account, such intermediary may have its own independent “good order” and eligibility requirements.

Your ability to purchase shares may be restricted due to limitations on purchases or exchanges, including limitations under the Funds’ Market Timing/Excessive Trading Policy (see below). If you hold your shares through a Financial Intermediary Account, it may charge you additional fees. Contact your Financial Intermediary Account to find out if it imposes any other conditions on your transactions, such as a different minimum investment requirement.

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Federal law requires the Funds to obtain, verify and record information that identifies each person who opens an account. Until the Funds receive such information, the Funds may not be able to open an account or effect transactions for you. Furthermore, if the Funds are unable to verify your identity, or that of another person authorized to act on your behalf, or if it is believed potential criminal activity has been identified, the Funds reserve the right to take such action as deemed appropriate, which may include closing your account.

Before you can use TIAA’s Web Center, you must enter your Social Security number, date of birth and active account number. You will then be given an opportunity to create a user name and password. TIAA’s Web Center will lead you through the transaction process, and the Funds will use reasonable procedures to confirm that the instructions given are genuine. All transactions over TIAA’s Web Center are recorded electronically.

All purchases must be in U.S. dollars and all checks must be drawn on U.S. banks. The Funds will only accept accounts with a U.S. address of record. The Funds will not accept a P.O. Box as the address of record. For payments made by check, the Funds can only accept payment to establish a new account if the check presented for deposit into the new account is drawn against an account registered in the same name as the prospective investor.

If your purchase check does not clear or payment on it is stopped, or if the Funds do not receive good funds through wire transfer or electronic funds transfer, the Funds will treat this as a redemption of the shares purchased when your check or electronic funds were received. You will be responsible for any resulting loss incurred by the Funds or Advisors and you may be subject to investment losses and tax consequences on such a redemption. If you are already a shareholder, the Funds can redeem shares from any of your account(s) as reimbursement for all losses. The Funds also reserve the right to restrict you from making future purchases in the Funds or any other series of the Trust. There is a $25 fee for all returned items, including checks and electronic funds transfers. Please note that there is a 10 calendar day hold on all purchases by check, or through electronic funds transfer.

There may be circumstances when the Funds will not accept new investments. The Funds reserve the right to suspend or terminate the offering of its shares at any time without prior notice. The Funds also reserve the right to restrict you from making future purchases in the Funds or any other series of the Trust. In addition, the Funds reserve the right to reject any application or investment or any other specific purchase request.

Redeeming shares

All share classes

You can redeem (sell) your shares on any Business Day. If you hold your Fund shares through a Financial Intermediary Account, please contact the intermediary to sell your shares. Your Financial Intermediary Account may have different requirements and restrictions on redemptions than the Funds. If you hold your

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Fund shares through an Employee Benefit Plan or Financial Intermediary Account administered by TIAA, the Employee Benefit Plan or Financial Intermediary Account may impose further restrictions on the sale of Fund shares.

You may be required to complete and return certain forms to effect your redemption. Before you complete your redemption request, please make sure you understand the possible federal and other income tax consequences of a redemption. Neither the Funds nor their transfer agent can process redemption requests that specify a certain price or date; these requests will be deemed not in “good order” and will be returned. (See the section entitled “Important transaction information—Good order” below.)

Usually, the Funds send redemption proceeds on the next Business Day after the Funds receive a redemption request in “good order” as determined by the Funds’ transfer agent (or other authorized Fund agent), and not later than seven days afterwards.

If a redemption is requested after a recent purchase of shares, the Funds may delay payment of the redemption proceeds until the check or an electronic funds transfer transaction clears. This can take up to 10 days.

If you request a redemption, the Funds will send the proceeds by check to the address of record, or by electronic funds transfer to the bank account on file. A letter of instruction with a bank Medallion Signature Guarantee of all owners exactly as registered on the account is required if the redemption is sent to (i) a bank account not on file, (ii) an address other than the address of record, or (iii) an address of record that has been changed within the last 30 calendar days. You may obtain a Medallion Signature Guarantee from some commercial or savings banks, credit unions, trust companies or member firms of a U.S. stock exchange. A notary public cannot provide a Medallion Signature Guarantee.

The Funds can postpone payment beyond seven days if: (a) the NYSE is closed for other than usual holidays or weekends, or trading on the NYSE is restricted; (b) an emergency exists as defined by the SEC, or when the SEC requires that trading be restricted; or (c) the SEC permits a delay for the protection of investors.

The Funds reserve the right to require a Medallion Signature Guarantee for a redemption of any class. The Funds can suspend or terminate your ability to transact by telephone, Internet, or fax at any time, for any reason.

Once mailed to the Funds, your redemption request is irrevocable and cannot be modified or canceled.

For participants holding shares through an Employee Benefit Plan (Retirement, Premier, Advisor and Institutional Class shares)

A redemption can be part of an exchange into (1) another fund available through your Employee Benefit Plan or (2) another account or IRA.

If you are married, and all or part of your investment is attributable to purchases made under either (i) an employer plan subject to the Employee Retirement Income Security Act of 1974 (“ERISA”) or (ii) an employer plan that

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provides for spousal rights to benefits, then to the extent required by the Code or ERISA or the terms of your employer plan, your rights to make certain redemptions may be restricted by the rights of your spouse to such benefits.

For Direct Purchasers, Eligible Investors and their clients (Institutional Class shares)

Requests must include: account number, transaction amount (in dollars or shares), signatures of all owners exactly as registered on the account, Medallion Signature Guarantees (if required), and any other required supporting legal documentation. All other requests, including those specifying a certain price or date, will not be deemed to be in “good order” and will be returned. (See the section entitled “Important transaction information—Good order” below.)

Transaction methods for redemptions

If your shares are held through a Financial Intermediary Account, please contact the intermediary for redemption requirements.

By mail: Send your written request to the appropriate address as described in the section entitled “Purchasing shares” above.

Over the Internet: Retirement, Premier, Advisor and Institutional Class shares held through an Employee Benefit Plan or Financial Intermediary Account administered by TIAA can be redeemed over the Internet subject to any rules imposed by the Employee Benefit Plan or Financial Intermediary Account. TIAA’s Web Center can be accessed through TIAA’s homepage at www.tiaa.org. Before you can use the Web Center, you must enter your Social Security number, date of birth and active account number. The Funds will use reasonable procedures to confirm that the instructions given are genuine. All transactions over the Web Center are recorded electronically.

By telephone: Call the appropriate number provided in the section entitled “Purchasing shares” above. If you do not want to be able to redeem by telephone, contact either your TIAA Relationship Manager or Financial Intermediary Account. Direct Purchasers of Institutional Class shares wishing to make redemption orders by telephone should call their Relationship Manager.

• Participants holding Retirement, Premier Advisor and Institutional Class shares through a Benefit Plan or other account administered by TIAA can redeem up to $50,000 every seven calendar days or any greater amount as approved from time to time.

By systematic redemption plan: The applicable Fund will automatically redeem the requested dollar amount or number of shares for Retirement, Premier, Advisor and Institutional Classes held in an Employee Benefit Plan or Financial Intermediary Account administered by TIAA on any Business Day between the 1st and 28th of the month. For all share classes, if the days selected are not Business Days, shares will be redeemed on the following Business Day. Redemptions will be made via check or electronic transfer to your bank.

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All owners of an account must sign the systematic redemption plan request. Similarly, all owners must sign any request to increase the amount or frequency of the systematic redemptions or a request for payments to be sent to an address other than the address of record. A Medallion Signature Guarantee is required for this address change. The Funds can terminate the systematic redemption plan option at any time, although the Funds will notify you if this occurs. You can terminate the plan or reduce the amount or frequency of the redemptions by writing or by calling the Funds or through the TIAA Web Center. Requests to establish, terminate, or change the amount or frequency of redemptions will become effective within five days after the Funds receive your instructions.

In-kind redemptions of shares: Certain large redemptions of Fund shares may be detrimental to a Fund’s other shareholders because such redemptions can adversely affect a portfolio manager’s ability to implement the Fund’s investment strategy by causing premature sale of portfolio securities that would otherwise be held. Consequently, if, in any 90 day period, an investor redeems (sells) shares in an amount that exceeds the lesser of (i) $250,000 or (ii) 1% of a Fund’s assets, then the Fund, at its sole discretion, has the right (without prior notice) to satisfy the difference between the redemption amount and the lesser of the two previously mentioned figures with securities from the Fund’s or an Underlying Fund's portfolio (which may consist of either Institutional Class shares of the Underlying Funds or actual securities originally held by the Underlying Funds) instead of cash. This is referred to as a “distribution in-kind” redemption and the securities you receive in this manner represent a portion of the Fund’s or an Underlying Fund's portfolio. The securities you receive will be selected by the Fund in its discretion. The investor receiving the securities will be responsible for disposing of the securities and bearing any associated costs. In addition, securities redeemed on an in-kind basis will be subject to market risk until sold and taxable gains or losses may be incurred when the securities are converted to cash.

Exchanging shares

Overview

An exchange is a simultaneous redemption of shares in a Fund and a purchase of shares in another fund or series of the Trust. Investors can exchange shares on any Business Day subject to limitations (i) described in the section entitled “Market timing/excessive trading policy” below, (ii) imposed by your financial intermediary or (iii) any limitations under your employer’s Employee Benefit Plan. Shareholders who own shares through an Eligible Investor such as an Employee Benefit Plan or Financial Intermediary Account should contact the Eligible Investor for exchange requests.

Exchanges between accounts can be made only if the accounts are registered in the same name(s), address and Social Security number or taxpayer identification number. Because restrictions may apply to certain accounts or

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plans, you should contact your Financial Intermediary Account or Employee Benefit Plan representative for further information. An exchange is considered a sale of securities and therefore may be a taxable event.

For Direct Purchasers of Institutional Class Shares, an exchange into a fund in which you already own shares must be for at least $50 ($1,000 for Institutional) and an exchange to a new fund account must meet the account minimums as stated by account type above. For Retirement, Premier, Advisor and Institutional Class shares held through an Employee Benefit Plan or Financial Intermediary Account administered by TIAA, exchanges must generally be for at least $1,000 (except for systematic exchanges, which must be for at least $100) or your entire balance, if it is less.

Make sure you understand the investment objective, policies, strategies and risks disclosed in the prospectus of the fund into which you exchange shares. The exchange option is not designed to allow you to time the market. It gives you a convenient way to adjust the balance of your account so that it more closely matches your overall investment objectives and risk tolerance level.

The Funds reserve the right to reject any exchange request and to modify or terminate the exchange option at any time without prior notice to shareholders. The Funds may do this, in particular, when your transaction activity is deemed to be harmful to the Funds, including if it is considered to be market timing activity.

Once made, an exchange request by mail cannot be modified or cancelled.

Transaction methods for exchanges

Over the Internet: You can exchange shares using TIAA’s Web Center, which can be accessed through TIAA’s homepage at www.tiaa.org.

By mail: Send your written request to the appropriate address as described in the section entitled “Purchasing shares” above. The letter must include your name, address, and the funds and accounts you want to exchange between.

By telephone: If you are a Direct Purchaser of Institutional Class shares, please call your Relationship Manager. For share classes held under Employee Benefit Plans or Financial Intermediary Accounts administered by TIAA, please call 800-842-2252. For share classes held under Employee Benefit Plans or Financial Intermediary Accounts not administered by TIAA, please contact your plan or intermediary for exchange requirements.

By systematic exchange: Under this feature, TIAA automatically redeems shares in a Fund and purchases shares in another fund or series of the Trust as specified by the applicable agreement. However, the Funds do not offer systematic exchanges for Direct Purchasers in the Institutional Class shares. For all systematic exchanges, you must specify the dollar amount and the funds involved in the exchange. If you want to set up a systematic exchange, contact TIAA. You can terminate the plan or change the amount or frequency of the exchanges by writing or calling the number identified in the section entitled “Purchasing shares” above. Requests to establish, terminate, or change the amount or frequency of exchanges will become effective within five days after the

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Funds receive your instructions. All account owners must sign the systematic exchange request. Similarly, all account owners must sign any request to increase the amount or frequency of systematic exchanges.

Conversion of shares—applicable to all investors

A share conversion is a transaction where shares of one class of a Fund are exchanged for shares of another class of the Fund. Share conversions can occur between each share class of a Fund. Generally, share conversions occur where a shareholder becomes eligible for another share class of a Fund or no longer meets the eligibility of the share class they own (and another class exists for which they would be eligible). Please note that a share conversion is generally a non-taxable event, but please consult with your personal tax advisor on your particular circumstances.

A request for a share conversion will not be processed until it is received in “good order” (as defined below) by the Funds’ transfer agent (or other authorized Fund agent). Conversion requests received in “good order” prior to the time as of which a Fund’s NAV is determined on any Business Day will receive the NAV of the new class calculated that day. Please note that, because the NAV of each class of a Fund will generally vary from the NAVs of the other classes due to differences in expenses, you will receive a different number of shares in the new class than you held in the old class, but the total value of your holdings will remain the same.

The Funds’ market timing policies will not be applicable to share conversions. If you hold your shares through an Eligible Investor like an intermediary or plan sponsor, please contact the Eligible Investor for more information on share conversions. Please note that certain intermediaries or plan sponsors may not permit all types of share conversions. The Funds reserve the right to terminate, suspend or modify the share conversion privilege for any shareholder or group of shareholders.

Voluntary conversions

If you believe that you are eligible to convert your Fund shares to another class, you may place an order for a share conversion by contacting your Relationship Manager. If you hold your shares through an Eligible Investor like a plan or intermediary, please contact the Eligible Investor regarding conversions. Please be sure to read the applicable sections of the prospectus for the new class in which you wish to convert prior to such a conversion in order to learn more about its different features, performance and expenses. Neither the Funds nor Advisors has any responsibility for reviewing accounts and/or contacting shareholders to apprise them that they may qualify to request a voluntary conversion. Some Eligible Investors may not allow investors who own Fund shares through them to make share conversions.

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Mandatory conversions

The Funds reserve the right to automatically convert shareholders from one class to another if they no longer qualify as eligible for their existing class or if they become eligible for another class. Such mandatory conversions may be as a result of a change in value of an account due to market movements, exchanges or redemptions. The Funds will notify affected shareholders in writing prior to any mandatory conversion.

Important transaction information

Good order. Purchase, redemption and exchange requests are not processed until received in good order by the Funds’ transfer agent at its processing center (or by another authorized Fund agent). “Good order” means actual receipt of the order along with all information and supporting legal documentation necessary to effect the transaction by the Funds’ transfer agent (or other authorized Fund agent). This information and documentation generally includes the Fund account number, the transaction amount (in dollars or shares), signatures of all account owners exactly as registered on the account and any other information or supporting documentation as the Funds, their transfer agent or other authorized Fund agent may require. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds by the Funds’ transfer agent (or other authorized Fund agent) to effect the purchase. The Funds, their transfer agent or any other authorized Fund agent may, in their sole discretion, determine whether any particular transaction request is in good order and reserve the right to change or waive any good order requirement at any time.

Financial intermediaries or plan sponsors may have their own requirements for considering transaction requests to be in “good order.” If you hold your shares through a financial intermediary or plan sponsor, please contact them for their specific “good order” requirements.

Share price. If the Funds’ transfer agent (or other authorized Fund agent) receives an order to purchase, redeem or exchange shares that is in “good order” prior to the time as of which a Fund’s NAV is determined on any Business Day, the transaction price will be the NAV per share for that day. If the Funds’ transfer agent (or other authorized Fund agent) receives an order to purchase, redeem or exchange shares that is in good order any time after the time as of which a Fund’s NAV is determined on any Business Day, the transaction price will be the NAV per share calculated the next Business Day.

If you hold Retirement, Premier, Advisor or Institutional Class shares through an Eligible Investor, the Eligible Investor may require you to communicate to it any purchase, redemption or exchange request by a specified deadline earlier than the close of that Business Day in order to receive that day’s NAV per share as the transaction price.

Large redemptions—applicable to all investors. Please contact the Fund before attempting to redeem a large dollar amount of shares (including exchange requests since they include redemption transactions). Large redemptions of Fund

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shares may be detrimental to the Fund’s other shareholders because such transactions can adversely affect a portfolio manager’s ability to efficiently manage the Fund. By contacting the Fund before you attempt to redeem a large dollar amount, you may avoid in-kind payment of your request.

Minimum account size.

• Retirement, Premier and Advisor Class. There is currently no minimum account size for Retirement, Premier or Advisor Class shares. The Funds reserve the right, without prior notice, to establish a minimum amount required to open, maintain or add to an account.

• Institutional Class. While there is currently no minimum account size for maintaining an Institutional Class account, the Funds reserve the right, without prior notice, to establish a minimum amount required to maintain an account.

Taxpayer identification number. Regardless of whether you hold your Fund shares directly or through a Financial Intermediary Account, you must give the Funds your taxpayer identification number (which, for most individuals, is your Social Security number) and tell the Funds whether or not you are subject to backup withholding. If you do not furnish your taxpayer identification number, redemptions or exchanges of shares, as well as dividends and capital gains distributions, will be subject to backup tax withholding. In addition, if you hold Fund shares directly and do not furnish your taxpayer identification number, then your account application will be rejected and returned.

Changing your address.

• Retirement, Premier and Advisor Class. To change the address on an Eligible Investor account, please send the Funds a written notification.

• Institutional Class. To change the address on an account, please contact your Relationship Manager (for Direct Purchasers) or send the Funds a written notification.

Medallion Signature Guarantee. For some transaction requests (for example, when you are redeeming shares within 30 days (for direct investors) or 14 days (for participants holding shares through an Employee Benefit Plan or Financial Intermediary Account administered by TIAA) of changing your address, bank or bank account or adding certain new services to an existing account, the Funds may require a Medallion Signature Guarantee of each owner of record of an account. This requirement is designed to protect you and the Funds from fraud, and to comply with rules on stock transfers. A Medallion Signature Guarantee is a written endorsement from an eligible guarantor institution that the signature(s) on the written request is (are) valid. Certain commercial banks, trust companies, savings associations, credit unions and members of U.S. stock exchanges participate in the Medallion Signature Guarantee program. No other form of signature verification will be accepted. A notary public cannot provide a signature guarantee. For more information about when a Medallion Signature Guarantee may be required, please contact the Funds or your Relationship Manager (for Direct Purchasers).

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Transferring shares. For certain share classes, you can transfer ownership of your account to another person or organization that also qualifies to own the class of shares or change the name on your account by sending the Funds written instructions. Generally, each registered owner of the account must sign the request and provide Medallion Signature Guarantees. When you change the name on an account, shares in that account are transferred to a new account.

Limitations. Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require the Funds to block an account owner’s ability to make certain transactions and thereby refuse to accept a purchase order or any request for transfers or withdrawals, until instructions are received from the appropriate regulator. The Funds may also be required to provide additional information about you and your account to government regulators.

Advice about your account—Direct Purchasers only. TPIS, a TIAA subsidiary, is the principal underwriter for the Funds, and Services, a TIAA subsidiary, has entered into an agreement with TPIS to sell Fund shares. TPIS representatives are only authorized to recommend securities of investment companies or other pooled investment vehicles managed by TIAA or its affiliates. Neither TPIS nor Services receives commissions for these recommendations.

Customer complaints. Customer complaints may be directed to TIAA-CREF Funds, 730 Third Avenue, New York, NY 10017-3206, Mail Stop 730/07/01, Attention: Senior Director, Client Distribution Services.

TIAA Web Center and telephone transactions. The Funds are not liable for losses from unauthorized TIAA Web Center and telephone transactions so long as reasonable procedures designed to verify the identity of the person effecting the transaction are followed. The Funds require the use of personal identification numbers, codes and other procedures designed to reasonably confirm that instructions given through TIAA’s Web Center or by telephone are genuine. The Funds also tape-record telephone instructions and provide written confirmations of such instructions. The Funds accept all telephone instructions that are reasonably believed to be genuine and accurate. However, you should verify the accuracy of your confirmation statements immediately after you receive them. The Funds may suspend or terminate Internet or telephone transaction facilities at any time, for any reason. If you do not want to be able to effect transactions over the telephone, call the Funds for instructions.

Market timing/excessive trading policy—applicable to all investors

There are shareholders who may try to profit from making transactions back and forth among the Funds and other funds in an effort to “time” the market. As money is shifted in and out of a Fund, the Fund may incur transaction costs, including, among other things, expenses for buying and selling securities. These costs are borne by all Fund shareholders, including long-term investors who do not generate these costs. In addition, market timing can interfere with efficient

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portfolio management and cause dilution, if timers are able to take advantage of pricing inefficiencies. Consequently, the Funds are not appropriate for such market timing and you should not invest in the Funds if you want to engage in market timing activity.

The Board of Trustees has adopted policies and procedures to discourage this market timing activity. Under these policies and procedures, if, within a 60 calendar day period, a shareholder redeems or exchanges any monies out of a Fund, subsequently purchases or exchanges any monies back into the same Fund and then redeems or exchanges any monies out of that Fund, the shareholder will not be permitted to transfer back into the Fund through a purchase or exchange for 90 calendar days.

These market timing policies and procedures will not be applied to certain types of transactions like reinvestments of dividends and capital gains distributions, systematic withdrawals, systematic purchases, automatic rebalancings, death and hardship withdrawals, certain transactions made within a retirement or employee benefit plan, such as contributions, mandatory distributions, loans and plan sponsor-initiated transactions, and other types of transactions specified by the Funds. In addition, the market timing policies and procedures will not apply to certain tuition (529) programs, funds of funds, wrap programs, asset allocation programs and other similar programs that are approved by the Funds. A Fund may also waive the market timing policies and procedures when it is believed that such waiver is in a Fund’s best interests, including but not limited to when it is determined that enforcement of these policies and procedures is not necessary to protect the Fund from the effects of short-term trading.

The Funds also reserve the right to reject any purchase or exchange request, including when it is believed that a request would be disruptive to a Fund’s efficient portfolio management. The Funds also may suspend or terminate your ability to transact by telephone, fax or Internet for any reason, including the prevention of market timing. A purchase or exchange request could be rejected or electronic trading privileges could be suspended because of the timing or amount of the investment or because of a history of excessive trading by the investor. Because the Funds have discretion in applying this policy, it is possible that similar transaction activity could be handled differently because of the surrounding circumstances.

Each Fund’s portfolio securities are fair valued, as necessary (most frequently with respect to international holdings), to help ensure that a portfolio security’s true value is reflected in the Fund’s NAV, thereby minimizing any potential stale price arbitrage.

The Funds seek to apply their specifically defined market timing policies and procedures uniformly to all shareholders, and not to make exceptions with respect to these policies and procedures (beyond the exemptions noted above). The Funds make reasonable efforts to apply these policies and procedures to shareholders who own shares through omnibus accounts. However, an

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intermediary’s omnibus accounts, by their nature, do not initially identify their individual investors to the Funds, thereby making it more difficult for the Funds to identify market timing activity by such individual investors. At times, the Funds may agree to defer to an intermediary’s market timing policy if the Funds believe that the intermediary’s policy provides comparable protection of Fund shareholders’ interests. The Funds have the right to modify their market timing policies and procedures at any time without advance notice. These efforts may include requesting transaction data from intermediaries from time to time to verify whether a Fund’s policies are being followed and/or to instruct intermediaries to take action against shareholders who have violated a Fund’s market timing policies.

The Funds are not appropriate for market timing activity. You should not invest in the Funds if you want to engage in market timing activity.

Shareholders seeking to engage in market timing may deploy a variety of strategies to avoid detection, and, despite efforts to discourage market timing, there is no guarantee that the Funds or their agents will be able to identify such shareholders or curtail their trading practices.

If you invest in the Funds through an intermediary, including through a retirement or employee benefit plan, you may be subject to additional market timing or excessive trading policies implemented by the intermediary or plan. Please contact your intermediary or plan sponsor for more details.

Electronic prospectuses

If you received this Prospectus electronically and would like a paper copy, please contact the Funds and one will be sent to you.

Additional information about index providers

The Russell Indexes are a trademark/service mark of the Russell Investment Group. The Russell Investment Group is the owner of the copyrights relating to the Russell Indexes and is the source and owner of the data contained or reflected in the performance values relating to the Russell Indexes. The Funds are not promoted by, nor in any way affiliated with, the Russell Investment Group. The Russell Investment Group is not responsible for and has not reviewed the Funds nor any associated literature or publications and the Russell Investment Group makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in

178     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

any or all securities upon which the Russell Indexes are based. russell makes no representation, warranty or guarantee as to the accuracy, completeness, reliability or otherwise of the russell indexes or any data included in the russell indexes. russell makes no representation, warranty or guarantee regarding the use or the results of use of the russell indexes or any data included therein, or any securities (or combination thereof) comprising the russell indexes. russell makes no other express or implied warranty, and expressly disclaims any warranty, of any kind, including without limitation, any warranty of merchantability or fitness for a particular purpose with respect to the russell index(es) or any data or any security (or combination thereof) included therein.

The Funds are not sponsored, endorsed, sold or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI index (collectively, the “MSCI parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by Advisors. None of the MSCI parties makes any representation or warranty, express or implied, to the issuer or owners of a fund or any other person or entity regarding the advisability of investing in funds generally or in these Funds particularly or the ability of any MSCI index to track corresponding stock market performance. MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI indexes which are determined, composed and calculated by MSCI without regard to the Funds or the issuer or owners of a Fund or any other person or entity. None of the MSCI parties has any obligation to take the needs of the issuer or owners of the Funds or any other person or entity into consideration in determining, composing or calculating the MSCI indexes. None of the MSCI parties is responsible for or has participated in the determination of the timing of, prices at, or quantities of the Funds to be issued or in the determination or calculation of the equation by or the consideration into which a fund is redeemable. Further, none of the MSCI parties has any obligation or liability to the issuer or owners of the Funds or any other person or entity in connection with the administration, marketing or offering of the Funds.

although msci shall obtain information for inclusion in or for use in the calculation of the msci indexes from sources that msci considers reliable, none of the msci parties warrants or guarantees the originality, accuracy and/or the completeness of any msci index or any data included therein. none of the msci parties makes any warranty, express or implied, as to results to be obtained by the issuer of the funds, owners of the funds, or any other person or entity, from the use of any msci index or any data included therein. none of the msci parties shall have any liability for any errors, omissions or interruptions of or in connection with any msci index or any data included therein. further, none of the msci parties makes any express or implied warranties of any kind, and the msci parties hereby expressly disclaim all warranties of merchantability and fitness for a particular purpose, with respect to each msci index and any data included therein. without limiting any of the

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     179

foregoing, in no event shall any of the msci parties have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

No purchaser, seller or holder of this security, product or Fund, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

Additional information about the Trust and the Board of Trustees

A trustee of the Trust (a “Trustee”) who is not an “interested person” of the Trust for purposes of the 1940 Act is deemed to be independent and disinterested when taking action as a Trustee. The Trustees oversee the management of the Trust and each of the Funds on behalf of the Trust, and not on behalf of individual owners of shares of beneficial interest in the Trust. The Trustees, on behalf of the Trust, approve certain service agreements with Advisors and certain other service providers in order to procure necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not third-party beneficiaries of such service agreements. Neither this Prospectus nor any other communication from or on behalf of the Trust creates a contract between a shareholder of a Fund and the Trust, a Fund and/or the Trustees. The Trustees and Trust management may amend this Prospectus and interpret the investment objective, policies and restrictions applicable to any Fund without shareholder input or approval, except as otherwise provided by law or as disclosed by the Trust.

Glossary

Code: The Internal Revenue Code of 1986, as amended, including any applicable regulations and Revenue Rulings.

Duration: Duration is a measure of volatility in the price of a bond in response to a change in prevailing interest rates, with a longer duration indicating more volatility. It can be understood as the weighted average of the time to each coupon and principal payment of such a security. For an investment portfolio of fixed-income securities, duration is the weighted average of each security’s duration. For example, the price of a bond with a duration of two years will rise (fall) two percent for every one percent decrease (increase) in its interest rate.

Equity Investments: Primarily, common stock, preferred stock and securities convertible or exchangeable into common stock, including convertible debt securities, convertible preferred stock and warrants or rights to acquire common stock.

180     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

Fixed-Income or Fixed-Income Investments: Primarily, bonds and notes (such as corporate and government debt obligations), mortgage-backed securities, asset-backed securities, and structured securities that generally pay fixed or variable rates of interest; debt obligations issued at a discount from face value (i.e., that have an imputed rate of interest); non-interest-bearing debt securities (i.e., zero coupon bonds); and other non-equity securities that pay dividends.

Foreign Investments: Foreign investments may include securities of foreign issuers, securities or contracts traded or acquired in non-U.S. markets or on non-U.S. exchanges, or securities or contracts payable or denominated in non-U.S. currencies. Obligations issued by U.S. companies in non-U.S. currencies are not considered to be foreign investments.

Foreign Issuers: Foreign issuers generally include (1) companies whose securities are principally traded outside of the United States, (2) companies having their principal business operations outside of the United States,
(3) companies organized outside the United States, and (4) foreign governments and agencies or instrumentalities of foreign governments.

High-Yield Bond: A bond that has been rated lower than investment-grade by rating agencies or is deemed as such by Advisors and that generally pays a higher yield to compensate for its greater risk of default than an investment-grade bond.

Investment Glidepath: The general movement of the target allocations of the Funds (other than the Lifecycle Retirement Income Fund) from Underlying Funds that invest in equity securities to Underlying Funds that invest in fixed-income securities as a Fund’s target retirement year approaches, as well as after that target retirement year is reached.

Investment-Grade: A fixed-income security is investment-grade if it is rated in the four highest categories by a nationally recognized statistical rating organization (“NRSRO”) or an unrated security that Advisors determines is of comparable quality.

Short-Term Fixed-Income: Fixed-income securities with maturities from less than one year to five years.

U.S. Government Securities: Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     181

Financial highlights

The Financial highlights tables are intended to help you understand the financial performance of each class of shares of the Funds for the past five years (or, if the class has not been in operation for five years, since commencement of operations of that class). Certain information reflects financial results for a single share of the Fund. The total returns in the table show the rates that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

PricewaterhouseCoopers LLP serves as the Funds’ independent registered public accounting firm and has audited the financial statements of each of the Funds for each of the periods presented. Its report appears in the Funds’ Annual Report, which is available without charge upon request by calling 800-842-2252, by visiting the Funds' website at www.tiaa.org or by visiting the SEC's website at www.sec.gov.

182     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

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TIAA-CREF Lifecycle Index Funds  ■  Prospectus     183

Financial highlights

Lifecycle Index Retirement Income Fund

			Selected per share data
				Gain (loss) from investment operations
								Less distributions from
	For the period or year ended		Net asset value, beginning of period	Net investment income (loss)	[a]	Net realized & unrealized gain (loss) on total investments [j]	Total gain (loss) from investment operations	Net investment income	Net realized gains
Institutional Class
	5/31/16		$ 13.35	$ 0.24		$ (0.24)	$ 0.00 [d]	$ (0.24)	$ (0.02)
	5/31/15		13.06	0.27		0.33	0.60	(0.28)	(0.03)
	5/31/14		12.29	0.24		0.84	1.08	(0.24)	(0.07)
	5/31/13		11.35	0.22		0.94	1.16	(0.22)	(0.00)[d]
	5/31/12		11.36	0.23		0.03	0.26	(0.24)	(0.03)

Advisor Class
	5/31/16	‡	13.07	0.07		0.14	0.21	(0.17)	(0.02)

Premier Class
	5/31/16		13.34	0.24		(0.26)	(0.02)	(0.22)	(0.02)
	5/31/15		13.05	0.25		0.33	0.58	(0.26)	(0.03)
	5/31/14		12.29	0.22		0.83	1.05	(0.22)	(0.07)
	5/31/13		11.34	0.22		0.93	1.15	(0.20)	(0.00)[d]
	5/31/12		11.35	0.22		0.02	0.24	(0.22)	(0.03)

Retirement Class
	5/31/16		13.33	0.21		(0.23)	(0.02)	(0.22)	(0.02)
	5/31/15		13.05	0.25		0.31	0.56	(0.25)	(0.03)
	5/31/14		12.29	0.20		0.84	1.04	(0.21)	(0.07)
	5/31/13		11.34	0.20		0.94	1.14	(0.19)	(0.00)[d]
	5/31/12		11.36	0.21		0.01	0.22	(0.21)	(0.03)

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.

[g]	The performance for the Advisor Class, including performance based on the fund’s Retirement Class prior to inception of the Advisor Class, was (0.06)%.
[j]	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
‡	Advisor Class commenced operations on December 4, 2015.

184     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

 (continued)

				Ratios and supplemental data

					Ratios to average net assets
Total dividends and distributions	Net asset value, end of period	Total return		Net assets at end of period (in thousands)	Gross expenses	[e]	Net expenses	[e]	Net investment income (loss)		Portfolio turnover rate

$ (0.26)	$ 13.09	0.10%		$39,882	0.31%		0.02%		1.88%		41%
(0.31)	13.35	4.66		28,537	0.34		0.04		2.08		35
(0.31)	13.06	8.87		22,907	0.44		0.04		1.90		26
(0.22)	12.29	10.28		16,754	0.56		0.05		1.82		24
(0.27)	11.35	2.36		11,470	0.82		0.06		2.06		25

(0.19)	13.09	1.68	bg	103	0.34	[c]	0.03	[c]	1.20	[c]	41

(0.24)	13.08	(0.05)		12,694	0.46		0.17		1.87		41
(0.29)	13.34	4.50		9,788	0.49		0.19		1.90		35
(0.29)	13.05	8.63		9,550	0.59		0.19		1.75		26
(0.20)	12.29	10.23		8,439	0.69		0.20		1.85		24
(0.25)	11.34	2.21		2,568	0.98		0.21		1.96		25

(0.24)	13.07	(0.11)		22,078	0.61		0.27		1.65		41
(0.28)	13.33	4.35		8,778	0.65		0.29		1.95		35
(0.28)	13.05	8.53		1,696	0.76		0.29		1.60		26
(0.19)	12.29	10.12		987	0.88		0.30		1.65		24
(0.24)	11.34	2.02		622	1.16		0.31		1.89		25

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     185

Financial highlights

Lifecycle Index 2010 Fund

			Selected per share data
				Gain (loss) from investment operations
								Less distributions from
	For the period or year ended		Net asset value, beginning of period	Net investment income (loss)	[a]	Net realized & unrealized gain (loss) on total investments [j]	Total gain (loss) from investment operations	Net investment income	Net realized gains
Institutional Class
	5/31/16		$ 14.07	$ 0.27		$ (0.29)	$ (0.02)	$ (0.26)	$ (0.03)
	5/31/15		13.72	0.29		0.38	0.67	(0.29)	(0.03)
	5/31/14		12.81	0.25		1.02	1.27	(0.24)	(0.12)
	5/31/13		11.60	0.23		1.20	1.43	(0.21)	(0.01)
	5/31/12		11.75	0.23		(0.13)	0.10	(0.22)	(0.03)

Advisor Class
	5/31/16	‡	13.84	0.08		0.14	0.22	(0.26)	(0.03)

Premier Class
	5/31/16		14.04	0.25		(0.29)	(0.04)	(0.24)	(0.03)
	5/31/15		13.68	0.27		0.39	0.66	(0.27)	(0.03)
	5/31/14		12.77	0.21		1.03	1.24	(0.21)	(0.12)
	5/31/13		11.57	0.22		1.19	1.41	(0.20)	(0.01)
	5/31/12		11.73	0.21		(0.13)	0.08	(0.21)	(0.03)

Retirement Class
	5/31/16		13.97	0.23		(0.28)	(0.05)	(0.23)	(0.03)
	5/31/15		13.63	0.25		0.38	0.63	(0.26)	(0.03)
	5/31/14		12.74	0.19		1.03	1.22	(0.21)	(0.12)
	5/31/13		11.54	0.20		1.21	1.41	(0.20)	(0.01)
	5/31/12		11.72	0.21		(0.15)	0.06	(0.21)	(0.03)

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.
[g]	The performance for the Advisor Class, including performance based on the fund’s Retirement Class prior to inception of the Advisor Class, was (0.17)%.
[j]	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
‡	Advisor Class commenced operations on December 4, 2015.

186     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

 (continued)

				Ratios and supplemental data

					Ratios to average net assets
Total dividends and distributions	Net asset value, end of period	Total return		Net assets at end of period (in thousands)	Gross expenses	[e]	Net expenses	[e]	Net investment income (loss)		Portfolio turnover rate

$ (0.29)	$ 13.76	(0.07)%		$153,329	0.17%		0.02%		2.01%		24%
(0.32)	14.07	4.96		122,842	0.17		0.04		2.12		14
(0.36)	13.72	10.02		109,776	0.19		0.05		1.92		17
(0.22)	12.81	12.45		84,599	0.21		0.06		1.83		13
(0.25)	11.60	0.92		64,002	0.26		0.07		2.02		25

(0.29)	13.77	1.65	bg	103	0.20	[c]	0.03	[c]	1.19	[c]	24

(0.27)	13.73	(0.22)		26,787	0.32		0.17		1.86		24
(0.30)	14.04	4.89		23,379	0.32		0.19		1.97		14
(0.33)	13.68	9.85		22,820	0.34		0.20		1.62		17
(0.21)	12.77	12.28		25,923	0.36		0.21		1.79		13
(0.24)	11.57	0.74		12,701	0.41		0.22		1.86		25

(0.26)	13.66	(0.30)		50,981	0.47		0.27		1.74		24
(0.29)	13.97	4.70		41,362	0.47		0.29		1.83		14
(0.33)	13.63	9.70		26,305	0.49		0.30		1.49		17
(0.21)	12.74	12.26		10,672	0.51		0.31		1.63		13
(0.24)	11.54	0.58		4,044	0.56		0.32		1.80		25

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     187

Financial highlights

Lifecycle Index 2015 Fund

			Selected per share data
				Gain (loss) from investment operations
								Less distributions from
	For the period or year ended		Net asset value, beginning of period	Net investment income (loss)	[a]	Net realized & unrealized gain (loss) on total investments [j]	Total gain (loss) from investment operations	Net investment income	Net realized gains
Institutional Class
	5/31/16		$ 14.57	$ 0.29		$ (0.34)	$ (0.05)	$ (0.28)	$ (0.04)
	5/31/15		14.14	0.31		0.44	0.75	(0.30)	(0.02)
	5/31/14		13.07	0.26		1.15	1.41	(0.24)	(0.10)
	5/31/13		11.64	0.23		1.42	1.65	(0.21)	(0.01)
	5/31/12		11.90	0.23		(0.27)	(0.04)	(0.21)	(0.01)

Advisor Class
	5/31/16	‡	14.31	0.08		0.13	0.21	(0.27)	(0.04)

Premier Class
	5/31/16		14.52	0.27		(0.35)	(0.08)	(0.25)	(0.04)
	5/31/15		14.10	0.28		0.43	0.71	(0.27)	(0.02)
	5/31/14		13.02	0.22		1.18	1.40	(0.22)	(0.10)
	5/31/13		11.61	0.24		1.38	1.62	(0.20)	(0.01)
	5/31/12		11.88	0.21		(0.27)	(0.06)	(0.20)	(0.01)

Retirement Class
	5/31/16		14.48	0.24		(0.33)	(0.09)	(0.24)	(0.04)
	5/31/15		14.06	0.26		0.45	0.71	(0.27)	(0.02)
	5/31/14		13.00	0.21		1.16	1.37	(0.21)	(0.10)
	5/31/13		11.59	0.20		1.41	1.61	(0.19)	(0.01)
	5/31/12		11.86	0.19		(0.25)	(0.06)	(0.20)	(0.01)

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.
[g]	The performance for the Advisor Class, including performance based on the fund’s Retirement Class prior to inception of the Advisor Class, was (0.42)%.
[j]	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
‡	Advisor Class commenced operations on December 4, 2015.

188     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

 (continued)

				Ratios and supplemental data

					Ratios to average net assets
Total dividends and distributions	Net asset value, end of period	Total return		Net assets at end of period (in thousands)	Gross expenses	[e]	Net expenses	[e]	Net investment income (loss)		Portfolio turnover rate

$ (0.32)	$ 14.20	(0.32)%		$263,164	0.15%		0.03%		2.05%		22%
(0.32)	14.57	5.37		221,139	0.14		0.05		2.13		12
(0.34)	14.14	10.97		191,164	0.16		0.06		1.94		16
(0.22)	13.07	14.26		145,288	0.18		0.07		1.82		10
(0.22)	11.64	(0.21)		102,292	0.22		0.08		1.96		21

(0.31)	14.21	1.55	bg	103	0.17	[c]	0.04	[c]	1.16	[c]	22

(0.29)	14.15	(0.47)		61,129	0.30		0.18		1.91		22
(0.29)	14.52	5.16		55,574	0.29		0.20		1.96		12
(0.32)	14.10	10.92		53,952	0.31		0.21		1.67		16
(0.21)	13.02	14.04		53,709	0.33		0.22		1.91		10
(0.21)	11.61	(0.39)		15,447	0.37		0.23		1.81		21

(0.28)	14.11	(0.56)		87,677	0.45		0.28		1.75		22
(0.29)	14.48	5.12		64,781	0.44		0.30		1.85		12
(0.31)	14.06	10.73		39,234	0.46		0.31		1.53		16
(0.20)	13.00	13.95		19,214	0.48		0.32		1.61		10
(0.21)	11.59	(0.40)		9,527	0.51		0.33		1.63		21

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     189

Financial highlights

Lifecycle Index 2020 Fund

			Selected per share data
				Gain (loss) from investment operations
								Less distributions from
	For the period or year ended		Net asset value, beginning of period	Net investment income (loss)	[a]	Net realized & unrealized gain (loss) on total investments [j]	Total gain (loss) from investment operations	Net investment income	Net realized gains
Institutional Class
	5/31/16		$ 15.15	$ 0.30		$ (0.43)	$ (0.13)	$ (0.29)	$ (0.03)
	5/31/15		14.62	0.32		0.53	0.85	(0.30)	(0.02)
	5/31/14		13.32	0.27		1.36	1.63	(0.25)	(0.08)
	5/31/13		11.63	0.23		1.67	1.90	(0.21)	(0.00)[d]
	5/31/12		12.04	0.22		(0.41)	(0.19)	(0.21)	(0.01)

Advisor Class
	5/31/16	‡	14.83	0.08		0.10	0.18	(0.28)	(0.03)

Premier Class
	5/31/16		15.09	0.28		(0.43)	(0.15)	(0.27)	(0.03)
	5/31/15		14.57	0.29		0.53	0.82	(0.28)	(0.02)
	5/31/14		13.27	0.24		1.37	1.61	(0.23)	(0.08)
	5/31/13		11.60	0.25		1.62	1.87	(0.20)	(0.00)[d]
	5/31/12		12.02	0.20		(0.41)	(0.21)	(0.20)	(0.01)

Retirement Class
	5/31/16		15.04	0.26		(0.41)	(0.15)	(0.26)	(0.03)
	5/31/15		14.54	0.28		0.52	0.80	(0.28)	(0.02)
	5/31/14		13.25	0.22		1.38	1.60	(0.23)	(0.08)
	5/31/13		11.59	0.21		1.64	1.85	(0.19)	(0.00)[d]
	5/31/12		12.01	0.18		(0.40)	(0.22)	(0.19)	(0.01)

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.
[g]	The performance for the Advisor Class, including performance based on the fund’s Retirement Class prior to inception of the Advisor Class, was (0.90)%.
[j]	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
‡	Advisor Class commenced operations on December 4, 2015.

190     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

 (continued)

				Ratios and supplemental data

					Ratios to average net assets
Total dividends and distributions	Net asset value, end of period	Total return		Net assets at end of period (in thousands)	Gross expenses	[e]	Net expenses	[e]	Net investment income (loss)		Portfolio turnover rate

$ (0.32)	$ 14.70	(0.81)%		$431,790	0.13%		0.04%		2.08%		15%
(0.32)	15.15	5.90		327,209	0.13		0.06		2.13		9
(0.33)	14.62	12.42		260,171	0.15		0.06		1.95		10
(0.21)	13.32	16.51		183,056	0.17		0.07		1.83		8
(0.22)	11.63	(1.49)		121,899	0.21		0.09		1.87		14

(0.31)	14.70	1.32	bg	103	0.16	[c]	0.05	[c]	1.09	[c]	15

(0.30)	14.64	(0.95)		135,778	0.28		0.19		1.97		15
(0.30)	15.09	5.70		117,293	0.28		0.21		1.98		9
(0.31)	14.57	12.30		104,180	0.30		0.21		1.71		10
(0.20)	13.27	16.29		89,233	0.32		0.22		1.96		8
(0.21)	11.60	(1.67)		27,047	0.36		0.24		1.69		14

(0.29)	14.60	(0.96)		172,443	0.43		0.29		1.84		15
(0.30)	15.04	5.55		112,353	0.43		0.31		1.93		9
(0.31)	14.54	12.19		49,705	0.45		0.31		1.58		10
(0.19)	13.25	16.13		23,032	0.47		0.32		1.64		8
(0.20)	11.59	(1.70)		8,485	0.51		0.34		1.54		14

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     191

Financial highlights

Lifecycle Index 2025 Fund

			Selected per share data
				Gain (loss) from investment operations
								Less distributions from
	For the period or year ended		Net asset value, beginning of period	Net investment income (loss)	[a]	Net realized & unrealized gain (loss) on total investments [j]	Total gain (loss) from investment operations	Net investment income	Net realized gains
Institutional Class
	5/31/16		$ 15.69	$ 0.32		$ (0.53)	$ (0.21)	$ (0.31)	$ (0.03)
	5/31/15		15.09	0.33		0.61	0.94	(0.32)	(0.02)
	5/31/14		13.57	0.28		1.58	1.86	(0.26)	(0.08)
	5/31/13		11.63	0.23		1.93	2.16	(0.22)	(0.00)[d]
	5/31/12		12.18	0.21		(0.55)	(0.34)	(0.20)	(0.01)

Advisor Class
	5/31/16	‡	15.32	0.07		0.08	0.15	(0.30)	(0.03)

Premier Class
	5/31/16		15.63	0.30		(0.52)	(0.22)	(0.29)	(0.03)
	5/31/15		15.04	0.30		0.61	0.91	(0.30)	(0.02)
	5/31/14		13.53	0.24		1.59	1.83	(0.24)	(0.08)
	5/31/13		11.61	0.27		1.86	2.13	(0.21)	(0.00)[d]
	5/31/12		12.16	0.19		(0.54)	(0.35)	(0.19)	(0.01)

Retirement Class
	5/31/16		15.58	0.27		(0.50)	(0.23)	(0.28)	(0.03)
	5/31/15		15.00	0.29		0.60	0.89	(0.29)	(0.02)
	5/31/14		13.50	0.21		1.60	1.81	(0.23)	(0.08)
	5/31/13		11.58	0.21		1.91	2.12	(0.20)	(0.00)[d]
	5/31/12		12.15	0.19		(0.56)	(0.37)	(0.19)	(0.01)

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.
[g]	The performance for the Advisor Class, including performance based on the fund’s Retirement Class prior to inception of the Advisor Class, was (1.35)%.
[j]	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
‡	Advisor Class commenced operations on December 4, 2015.

192     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

 (continued)

				Ratios and supplemental data

					Ratios to average net assets
Total dividends and distributions	Net asset value, end of period	Total return		Net assets at end of period (in thousands)	Gross expenses	[e]	Net expenses	[e]	Net investment income (loss)		Portfolio turnover rate

$ (0.34)	$ 15.14	(1.26)%		$449,137	0.13%		0.04%		2.15%		9%
(0.34)	15.69	6.31		337,862	0.13		0.07		2.15		6
(0.34)	15.09	13.85		270,258	0.15		0.07		1.96		11
(0.22)	13.57	18.71		187,069	0.17		0.08		1.84		8
(0.21)	11.63	(2.70)		120,360	0.21		0.09		1.80		12

(0.33)	15.14	1.11	bg	103	0.16	[c]	0.05	[c]	1.01	[c]	9

(0.32)	15.09	(1.34)		142,200	0.28		0.19		2.01		9
(0.32)	15.63	6.11		118,947	0.28		0.22		1.97		6
(0.32)	15.04	13.63		98,691	0.30		0.22		1.70		11
(0.21)	13.53	18.50		81,393	0.32		0.23		2.11		8
(0.20)	11.61	(2.79)		18,118	0.36		0.24		1.64		12

(0.31)	15.04	(1.41)		170,093	0.43		0.29		1.86		9
(0.31)	15.58	6.02		99,991	0.43		0.32		1.93		6
(0.31)	15.00	13.53		49,436	0.45		0.32		1.46		11
(0.20)	13.50	18.46		19,093	0.47		0.33		1.69		8
(0.20)	11.58	(2.97)		5,837	0.51		0.34		1.64		12

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     193

Financial highlights

Lifecycle Index 2030 Fund

			Selected per share data
				Gain (loss) from investment operations
								Less distributions from
	For the period or year ended		Net asset value, beginning of period	Net investment income (loss)	[a]	Net realized & unrealized gain (loss) on total investments [j]	Total gain (loss) from investment operations	Net investment income	Net realized gains
Institutional Class
	5/31/16		$ 16.25	$ 0.34		$ (0.62)	$ (0.28)	$ (0.33)	$ (0.04)
	5/31/15		15.56	0.34		0.70	1.04	(0.33)	(0.02)
	5/31/14		13.84	0.29		1.80	2.09	(0.28)	(0.09)
	5/31/13		11.65	0.24		2.17	2.41	(0.22)	(0.00)[d]
	5/31/12		12.35	0.20		(0.70)	(0.50)	(0.19)	(0.01)

Advisor Class
	5/31/16	‡	15.83	0.07		0.06	0.13	(0.32)	(0.04)

Premier Class
	5/31/16		16.19	0.32		(0.63)	(0.31)	(0.30)	(0.04)
	5/31/15		15.50	0.32		0.70	1.02	(0.31)	(0.02)
	5/31/14		13.80	0.25		1.80	2.05	(0.26)	(0.09)
	5/31/13		11.62	0.26		2.14	2.40	(0.22)	(0.00)[d]
	5/31/12		12.32	0.18		(0.69)	(0.51)	(0.18)	(0.01)

Retirement Class
	5/31/16		16.13	0.29		(0.61)	(0.32)	(0.29)	(0.04)
	5/31/15		15.46	0.31		0.69	1.00	(0.31)	(0.02)
	5/31/14		13.77	0.21		1.82	2.03	(0.25)	(0.09)
	5/31/13		11.60	0.21		2.16	2.37	(0.20)	(0.00)[d]
	5/31/12		12.31	0.18		(0.70)	(0.52)	(0.18)	(0.01)

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.
[g]	The performance for the Advisor Class, including performance based on the fund’s Retirement Class prior to inception of the Advisor Class, was (1.76)%.
[j]	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
‡	Advisor Class commenced operations on December 4, 2015.

194     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

 (continued)

				Ratios and supplemental data

					Ratios to average net assets
Total dividends and distributions	Net asset value, end of period	Total return		Net assets at end of period (in thousands)	Gross expenses	[e]	Net expenses	[e]	Net investment income (loss)		Portfolio turnover rate

$ (0.37)	$ 15.60	(1.67)%		$487,539	0.13%		0.05%		2.19%		7%
(0.35)	16.25	6.77		360,424	0.13		0.07		2.15		5
(0.37)	15.56	15.24		283,951	0.15		0.08		1.95		10
(0.22)	13.84	20.90		194,258	0.17		0.09		1.84		4
(0.20)	11.65	(3.89)		124,802	0.21		0.10		1.74		10

(0.36)	15.60	0.93	bg	103	0.16	[c]	0.07	[c]	0.93	[c]	7

(0.34)	15.54	(1.82)		152,863	0.28		0.20		2.06		7
(0.33)	16.19	6.65		130,175	0.28		0.22		2.00		5
(0.35)	15.50	14.98		109,285	0.30		0.23		1.70		10
(0.22)	13.80	20.79		86,071	0.32		0.24		2.05		4
(0.19)	11.62	(4.00)		22,673	0.36		0.25		1.55		10

(0.33)	15.48	(1.89)		154,906	0.43		0.30		1.93		7
(0.33)	16.13	6.51		94,242	0.43		0.32		2.00		5
(0.34)	15.46	14.87		39,318	0.45		0.33		1.45		10
(0.20)	13.77	20.62		18,588	0.47		0.34		1.62		4
(0.19)	11.60	(4.10)		7,553	0.51		0.35		1.53		10

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     195

Financial highlights

Lifecycle Index 2035 Fund

			Selected per share data
				Gain (loss) from investment operations
								Less distributions from
	For the period or year ended		Net asset value, beginning of period	Net investment income (loss)	[a]	Net realized & unrealized gain (loss) on total investments [j]	Total gain (loss) from investment operations	Net investment income	Net realized gains
Institutional Class
	5/31/16		$ 16.77	$ 0.34		$ (0.72)	$ (0.38)	$ (0.34)	$ (0.04)
	5/31/15		16.01	0.35		0.78	1.13	(0.35)	(0.02)
	5/31/14		14.08	0.29		2.02	2.31	(0.29)	(0.09)
	5/31/13		11.63	0.24		2.44	2.68	(0.23)	(0.00)[d]
	5/31/12		12.48	0.20		(0.85)	(0.65)	(0.19)	(0.01)

Advisor Class
	5/31/16	‡	16.29	0.06		0.02	0.08	(0.33)	(0.04)

Premier Class
	5/31/16		16.71	0.32		(0.74)	(0.42)	(0.31)	(0.04)
	5/31/15		15.95	0.32		0.79	1.11	(0.33)	(0.02)
	5/31/14		14.03	0.25		2.03	2.28	(0.27)	(0.09)
	5/31/13		11.60	0.28		2.37	2.65	(0.22)	(0.00)[d]
	5/31/12		12.46	0.17		(0.84)	(0.67)	(0.18)	(0.01)

Retirement Class
	5/31/16		16.66	0.30		(0.73)	(0.43)	(0.31)	(0.04)
	5/31/15		15.91	0.31		0.78	1.09	(0.32)	(0.02)
	5/31/14		14.00	0.22		2.04	2.26	(0.26)	(0.09)
	5/31/13		11.57	0.21		2.43	2.64	(0.21)	(0.00)[d]
	5/31/12		12.44	0.18		(0.86)	(0.68)	(0.18)	(0.01)

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.
[g]	The performance for the Advisor Class, including performance based on the fund’s Retirement Class prior to inception of the Advisor Class, was (2.39)%.

[j]	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

‡	Advisor Class commenced operations on December 4, 2015.

196     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

 (continued)

				Ratios and supplemental data

					Ratios to average net assets
Total dividends and distributions	Net asset value, end of period	Total return		Net assets at end of period (in thousands)	Gross expenses	[e]	Net expenses	[e]	Net investment income (loss)		Portfolio turnover rate

$ (0.38)	$ 16.01	(2.18)%		$489,103	0.13%		0.06%		2.19%		6%
(0.37)	16.77	7.14		370,682	0.13		0.08		2.15		5
(0.38)	16.01	16.51		296,719	0.15		0.08		1.96		9
(0.23)	14.08	23.25		203,726	0.17		0.09		1.86		7
(0.20)	11.63	(5.07)		125,358	0.21		0.10		1.68		19

(0.37)	16.00	0.63	bg	103	0.16	[c]	0.07	[c]	0.78	[c]	6

(0.35)	15.94	(2.39)		131,478	0.28		0.21		2.06		6
(0.35)	16.71	7.02		108,817	0.28		0.23		1.99		5
(0.36)	15.95	16.34		90,943	0.30		0.23		1.69		9
(0.22)	14.03	23.06		68,495	0.32		0.24		2.17		7
(0.19)	11.60	(5.26)		13,777	0.36		0.25		1.49		19

(0.35)	15.88	(2.51)		139,061	0.44		0.31		1.94		6
(0.34)	16.66	6.92		71,803	0.43		0.33		1.91		5
(0.35)	15.91	16.23		34,019	0.45		0.33		1.45		9
(0.21)	14.00	23.00		16,853	0.47		0.34		1.63		7
(0.19)	11.57	(5.36)		6,337	0.51		0.35		1.52		19

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     197

Financial highlights

Lifecycle Index 2040 Fund

			Selected per share data
				Gain (loss) from investment operations
								Less distributions from
	For the period or year ended		Net asset value, beginning of period	Net investment income (loss)	[a]	Net realized & unrealized gain (loss) on total investments [j]	Total gain (loss) from investment operations	Net investment income	Net realized gains
Institutional Class
	5/31/16		$ 17.08	$ 0.35		$ (0.84)	$ (0.49)	$ (0.35)	$ (0.05)
	5/31/15		16.25	0.36		0.85	1.21	(0.36)	(0.02)
	5/31/14		14.19	0.30		2.15	2.45	(0.30)	(0.09)
	5/31/13		11.62	0.24		2.57	2.81	(0.24)	(0.00)[d]
	5/31/12		12.52	0.20		(0.89)	(0.69)	(0.19)	(0.02)

Advisor Class
	5/31/16	‡	16.54	0.05		(0.01)	0.04	(0.34)	(0.05)

Premier Class
	5/31/16		17.01	0.33		(0.85)	(0.52)	(0.32)	(0.05)
	5/31/15		16.19	0.33		0.85	1.18	(0.34)	(0.02)
	5/31/14		14.14	0.26		2.16	2.42	(0.28)	(0.09)
	5/31/13		11.59	0.28		2.50	2.78	(0.23)	(0.00)[d]
	5/31/12		12.49	0.17		(0.87)	(0.70)	(0.18)	(0.02)

Retirement Class
	5/31/16		16.96	0.31		(0.84)	(0.53)	(0.31)	(0.05)
	5/31/15		16.15	0.32		0.84	1.16	(0.33)	(0.02)
	5/31/14		14.12	0.24		2.15	2.39	(0.27)	(0.09)
	5/31/13		11.57	0.21		2.55	2.76	(0.21)	(0.00)[d]
	5/31/12		12.48	0.18		(0.89)	(0.71)	(0.18)	(0.02)

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.

[g]	The performance for the Advisor Class, including performance based on the fund’s Retirement Class prior to inception of the Advisor Class, was (2.89)%.

[j]	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

‡	Advisor Class commenced operations on December 4, 2015.

198     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

 (continued)

				Ratios and supplemental data

					Ratios to average net assets
Total dividends and distributions	Net asset value, end of period	Total return		Net assets at end of period (in thousands)	Gross expenses	[e]	Net expenses	[e]	Net investment income (loss)		Portfolio turnover rate

$ (0.40)	$ 16.19	(2.80)%		$607,811	0.13%		0.06%		2.20%		4%
(0.38)	17.08	7.55		462,814	0.13		0.08		2.17		6
(0.39)	16.25	17.45		379,218	0.15		0.08		1.95		8
(0.24)	14.19	24.37		264,444	0.16		0.09		1.86		6
(0.21)	11.62	(5.42)		170,934	0.19		0.10		1.70		17

(0.39)	16.19	0.36	bg	103	0.16	[c]	0.08	[c]	0.63	[c]	4

(0.37)	16.12	(2.95)		125,148	0.28		0.21		2.07		4
(0.36)	17.01	7.36		102,991	0.28		0.23		1.99		6
(0.37)	16.19	17.28		87,589	0.30		0.23		1.70		8
(0.23)	14.14	24.18		66,876	0.31		0.24		2.12		6
(0.20)	11.59	(5.52)		16,233	0.34		0.25		1.48		17

(0.36)	16.07	(3.02)		133,347	0.43		0.31		1.94		4
(0.35)	16.96	7.28		74,281	0.43		0.33		1.92		6
(0.36)	16.15	17.09		33,725	0.45		0.33		1.58		8
(0.21)	14.12	24.10		19,052	0.46		0.34		1.65		6
(0.20)	11.57	(5.62)		7,751	0.49		0.35		1.51		17

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     199

Financial highlights

Lifecycle Index 2045 Fund

			Selected per share data
				Gain (loss) from investment operations
								Less distributions from
	For the period or year ended		Net asset value, beginning of period	Net investment income (loss)	[a]	Net realized & unrealized gain (loss) on total investments [j]	Total gain (loss) from investment operations	Net investment income	Net realized gains
Institutional Class
	5/31/16		$ 17.00	$ 0.35		$ (0.83)	$ (0.48)	$ (0.35)	$ (0.04)
	5/31/15		16.17	0.36		0.85	1.21	(0.36)	(0.02)
	5/31/14		14.10	0.29		2.14	2.43	(0.30)	(0.06)
	5/31/13		11.54	0.25		2.54	2.79	(0.23)	(0.00)[d]
	5/31/12		12.42	0.19		(0.87)	(0.68)	(0.19)	(0.01)

Advisor Class
	5/31/16	‡	16.46	0.04		0.00	0.04	(0.34)	(0.04)

Premier Class
	5/31/16		16.94	0.33		(0.85)	(0.52)	(0.32)	(0.04)
	5/31/15		16.11	0.33		0.86	1.19	(0.34)	(0.02)
	5/31/14		14.05	0.26		2.14	2.40	(0.28)	(0.06)
	5/31/13		11.52	0.30		2.46	2.76	(0.23)	(0.00)[d]
	5/31/12		12.40	0.17		(0.86)	(0.69)	(0.18)	(0.01)

Retirement Class
	5/31/16		16.88	0.30		(0.83)	(0.53)	(0.31)	(0.04)
	5/31/15		16.07	0.31		0.85	1.16	(0.33)	(0.02)
	5/31/14		14.02	0.23		2.15	2.38	(0.27)	(0.06)
	5/31/13		11.50	0.23		2.50	2.73	(0.21)	(0.00)[d]
	5/31/12		12.39	0.16		(0.86)	(0.70)	(0.18)	(0.01)

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.

[g]	The performance for the Advisor Class, including performance based on the fund’s Retirement Class prior to inception of the Advisor Class, was (2.89)%.
[j]	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
‡	Advisor Class commenced operations on December 4, 2015.

200     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

 (continued)

				Ratios and supplemental data

					Ratios to average net assets
Total dividends and distributions	Net asset value, end of period	Total return		Net assets at end of period (in thousands)	Gross expenses	[e]	Net expenses	[e]	Net investment income (loss)		Portfolio turnover rate

$ (0.39)	$ 16.13	(2.73)%		$279,626	0.15%		0.06%		2.20%		8%
(0.38)	17.00	7.56		189,644	0.15		0.08		2.17		5
(0.36)	16.17	17.37		135,011	0.18		0.08		1.94		13
(0.23)	14.10	24.42		83,001	0.22		0.09		1.90		16
(0.20)	11.54	(5.36)		45,913	0.34		0.10		1.65		25

(0.38)	16.12	0.38	bg	103	0.17	[c]	0.08	[c]	0.59	[c]	8

(0.36)	16.06	(2.94)		93,446	0.30		0.21		2.06		8
(0.36)	16.94	7.44		78,809	0.30		0.23		2.00		5
(0.34)	16.11	17.21		63,580	0.33		0.23		1.75		13
(0.23)	14.05	24.14		44,631	0.36		0.24		2.35		16
(0.19)	11.52	(5.46)		7,202	0.49		0.25		1.47		25

(0.35)	16.00	(3.00)		96,878	0.45		0.31		1.90		8
(0.35)	16.88	7.29		45,836	0.45		0.33		1.88		5
(0.33)	16.07	17.10		20,002	0.48		0.33		1.51		13
(0.21)	14.02	23.98		9,184	0.52		0.34		1.75		16
(0.19)	11.50	(5.56)		2,967	0.64		0.35		1.38		25

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     201

Financial highlights

Lifecycle Index 2050 Fund

			Selected per share data
				Gain (loss) from investment operations
								Less distributions from
	For the period or year ended		Net asset value, beginning of period	Net investment income (loss)	[a]	Net realized & unrealized gain (loss) on total investments [j]	Total gain (loss) from investment operations	Net investment income	Net realized gains
Institutional Class
	5/31/16		$ 16.99	$ 0.35		$ (0.83)	$ (0.48)	$ (0.34)	$ (0.04)
	5/31/15		16.16	0.36		0.85	1.21	(0.36)	(0.02)
	5/31/14		14.09	0.29		2.14	2.43	(0.30)	(0.06)
	5/31/13		11.54	0.24		2.54	2.78	(0.23)	—
	5/31/12		12.42	0.19		(0.87)	(0.68)	(0.19)	(0.01)

Advisor Class
	5/31/16	‡	16.45	0.04		0.02	0.06	(0.34)	(0.04)

Premier Class
	5/31/16		16.92	0.32		(0.82)	(0.50)	(0.32)	(0.04)
	5/31/15		16.10	0.33		0.84	1.17	(0.33)	(0.02)
	5/31/14		14.04	0.26		2.14	2.40	(0.28)	(0.06)
	5/31/13		11.51	0.30		2.46	2.76	(0.23)	—
	5/31/12		12.39	0.17		(0.86)	(0.69)	(0.18)	(0.01)

Retirement Class
	5/31/16		16.86	0.30		(0.81)	(0.51)	(0.31)	(0.04)
	5/31/15		16.06	0.30		0.85	1.15	(0.33)	(0.02)
	5/31/14		14.01	0.23		2.15	2.38	(0.27)	(0.06)
	5/31/13		11.49	0.22		2.51	2.73	(0.21)	—
	5/31/12		12.38	0.15		(0.85)	(0.70)	(0.18)	(0.01)

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.
[g]	The performance for the Advisor Class, including performance based on the fund’s Retirement Class prior to inception of the Advisor Class, was (2.79)%.
[j]	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
‡	Advisor Class commenced operations on December 4, 2015.

202     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

 (continued)

				Ratios and supplemental data

					Ratios to average net assets
Total dividends and distributions	Net asset value, end of period	Total return		Net assets at end of period (in thousands)	Gross expenses	[e]	Net expenses	[e]	Net investment income (loss)		Portfolio turnover rate

$ (0.38)	$ 16.13	(2.69)%		$184,432	0.16%		0.06%		2.18%		10%
(0.38)	16.99	7.58		122,783	0.17		0.08		2.18		5
(0.36)	16.16	17.38		86,068	0.21		0.08		1.91		20
(0.23)	14.09	24.33		57,380	0.28		0.09		1.85		22
(0.20)	11.54	(5.36)		30,943	0.44		0.10		1.66		30

(0.38)	16.13	0.49	bg	103	0.19	[c]	0.07	[c]	0.57	[c]	10

(0.36)	16.06	(2.84)		67,811	0.31		0.21		2.04		10
(0.35)	16.92	7.40		54,208	0.32		0.23		1.99		5
(0.34)	16.10	17.23		40,648	0.36		0.23		1.76		20
(0.23)	14.04	24.16		26,880	0.41		0.24		2.33		22
(0.19)	11.51	(5.46)		3,683	0.59		0.25		1.46		30

(0.35)	16.00	(2.89)		69,550	0.46		0.31		1.93		10
(0.35)	16.86	7.25		31,045	0.47		0.33		1.86		5
(0.33)	16.06	17.12		11,803	0.51		0.33		1.55		20
(0.21)	14.01	24.00		5,528	0.58		0.34		1.67		22
(0.19)	11.49	(5.57)		1,692	0.75		0.35		1.33		30

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     203

Financial highlights

Lifecycle Index 2055 Fund

			Selected per share data
				Gain (loss) from investment operations
								Less distributions from
	For the period or year ended		Net asset value, beginning of period	Net investment income (loss)	[a]	Net realized & unrealized gain (loss) on total investments [j]	Total gain (loss) from investment operations	Net investment income	Net realized gains
Institutional Class
	5/31/16		$ 13.51	$ 0.25		$ (0.61)	$ (0.36)	$ (0.27)	$ (0.04)
	5/31/15		12.86	0.29		0.65	0.94	(0.28)	(0.01)
	5/31/14		11.21	0.23		1.70	1.93	(0.23)	(0.05)
	5/31/13		9.18	0.19		2.03	2.22	(0.19)	(0.00)[d]
	5/31/12		9.87	0.15		(0.69)	(0.54)	(0.15)	(0.00)[d]

Advisor Class
	5/31/16	‡	13.08	0.03		0.03	0.06	(0.27)	(0.04)

Premier Class
	5/31/16		13.49	0.24		(0.61)	(0.37)	(0.26)	(0.04)
	5/31/15		12.84	0.26		0.67	0.93	(0.27)	(0.01)
	5/31/14		11.20	0.21		1.70	1.91	(0.22)	(0.05)
	5/31/13		9.17	0.19		2.02	2.21	(0.18)	(0.00)[d]
	5/31/12		9.87	0.14		(0.70)	(0.56)	(0.14)	(0.00)[d]

Retirement Class
	5/31/16		13.48	0.23		(0.63)	(0.40)	(0.25)	(0.04)
	5/31/15		12.83	0.27		0.65	0.92	(0.26)	(0.01)
	5/31/14		11.19	0.20		1.70	1.90	(0.21)	(0.05)
	5/31/13		9.17	0.16		2.02	2.18	(0.16)	(0.00)[d]
	5/31/12		9.87	0.13		(0.70)	(0.57)	(0.13)	(0.00)[d]

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.
[g]	The performance for the Advisor Class, including performance based on the fund’s Retirement Class prior to inception of the Advisor Class, was (2.81)%.

[j]	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

‡	Advisor Class commenced operations on December 4, 2015.

204     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

 (continued)

				Ratios and supplemental data

					Ratios to average net assets
Total dividends and distributions	Net asset value, end of period	Total return		Net assets at end of period (in thousands)	Gross expenses	[e]	Net expenses	[e]	Net investment income (loss)		Portfolio turnover rate

$ (0.31)	$ 12.84	(2.56)%		$43,460	0.33%		0.06%		1.97%		36%
(0.29)	13.51	7.47		34,367	0.34		0.08		2.18		9
(0.28)	12.86	17.42		22,433	0.54		0.08		1.93		25
(0.19)	11.21	24.40		13,356	0.75		0.09		1.83		9
(0.15)	9.18	(5.33)		8,376	1.15		0.10		1.61		7

(0.31)	12.83	0.55	bg	103	0.37	[c]	0.07	[c]	0.55	[c]	36

(0.30)	12.82	(2.71)		11,080	0.48		0.21		1.88		36
(0.28)	13.49	7.35		7,695	0.49		0.23		1.96		9
(0.27)	12.84	17.21		4,510	0.69		0.23		1.76		25
(0.18)	11.20	24.29		2,305	0.91		0.24		1.81		9
(0.14)	9.17	(5.53)		986	1.31		0.25		1.50		7

(0.29)	12.79	(2.90)		20,472	0.64		0.31		1.84		36
(0.27)	13.48	7.33		7,668	0.65		0.33		2.06		9
(0.26)	12.83	17.12		2,417	0.85		0.33		1.64		25
(0.16)	11.19	24.03		1,416	1.06		0.34		1.55		9
(0.13)	9.17	(5.59)		986	1.46		0.35		1.36		7

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     205

Financial highlights

Lifecycle Index 2060 Fund

			Selected per share data
				Gain (loss) from investment operations
								Less distributions from
	For the period or year ended		Net asset value, beginning of period	Net investment income (loss)	[a]	Net realized & unrealized gain (loss) on total investments	Total gain (loss) from investment operations	Net investment income	Net realized gains
Institutional Class
	5/31/16		$ 10.41	$ 0.21		$ (0.48)	$ (0.27)	$ (0.21)	$ (0.04)
	5/31/15	†	10.00	0.21		0.41	0.62	(0.21)	—

Advisor Class
	5/31/16	‡	10.09	0.02		0.03	0.05	(0.21)	(0.04)

Premier Class
	5/31/16		10.41	0.20		(0.49)	(0.29)	(0.20)	(0.04)
	5/31/15	†	10.00	0.20		0.42	0.62	(0.21)	—

Retirement Class
	5/31/16		10.40	0.19		(0.48)	(0.29)	(0.19)	(0.04)
	5/31/15	†	10.00	0.19		0.41	0.60	(0.20)	—

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.

[g]	The performance for the Advisor Class, including performance based on the fund’s Retirement Class prior to inception of the Advisor Class, was (2.67)%.
†	The Fund commenced operations on September 26, 2014.
‡	Advisor Class commenced operations on December 4, 2015.

206     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

 (concluded)

				Ratios and supplemental data

					Ratios to average net assets
Total dividends and distributions	Net asset value, end of period	Total return		Net assets at end of period (in thousands)	Gross expenses	[e]	Net expenses	[e]	Net investment income (loss)		Portfolio turnover rate

$ (0.25)	$ 9.89	(2.46)%		$9,488	1.20%		0.06%		2.12%		21%
(0.21)	10.41	6.31	[b]	8,556	1.65	[c]	0.08	[c]	3.06	[c]	6	[b]

(0.25)	9.89	0.61	bg	103	1.29	[c]	0.07	[c]	0.53	[c]	21

(0.24)	9.88	(2.71)		1,049	1.35		0.21		2.02		21
(0.21)	10.41	6.26	[b]	1,062	1.97	[c]	0.23	[c]	2.92	[c]	6	[b]

(0.23)	9.88	(2.72)		1,098	1.51		0.31		1.91		21
(0.20)	10.40	6.14	[b]	1,067	2.12	[c]	0.33	[c]	2.82	[c]	6	[b]

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     207

For more information about TIAA-CREF Funds

Statement of Additional Information (“SAI”). The Funds’ SAI contains more information about certain aspects of the Funds. A current SAI has been filed with the SEC and is incorporated into this Prospectus by reference. This means that the Funds’ SAI is legally a part of the Prospectus.

Annual and Semiannual Reports. The Funds’ annual and semiannual reports provide additional information about the Funds’ investments. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the preceding fiscal year. The audited financial statements in the Funds’ annual shareholder report dated May 31, 2016 are also incorporated into this Prospectus by reference.

Requesting documents. You can request a copy of the Funds’ SAI or these reports without charge, or contact the Funds for any other purpose, in any of the following ways:

By telephone:

Call 877-518-9161

In writing:

TIAA-CREF Funds
P.O. Box 1259
Charlotte, NC 28201

Over the Internet:

www.tiaa.org

Information about the Trust (including the Funds’ SAI) can be reviewed and copied at the SEC’s public reference room (202-551-8090) in Washington, DC. The reports and other information are also available through the EDGAR Database on the SEC’s Internet website at www.sec.gov. Copies of the information can also be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, DC 20549.

To lower costs and eliminate duplicate documents sent to your home, the Funds may mail only one copy of the Funds’ Prospectus, prospectus supplements, annual and semiannual reports, or any other required documents, to your household, even if more than one shareholder lives there. If you would prefer to continue receiving your own copy of any of these documents, you may call the Funds toll-free or write to the Funds as follows:

By telephone:

Call 877-518-9161

In writing:

TIAA-CREF Funds
P.O. Box 1259
Charlotte, NC 28201

Important information about procedures for opening a new account

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions, including the Funds, to obtain, verify and record information that identifies each person who opens an account.

What this means for you: When you open an account, the Funds will ask for your name, address, date of birth, Social Security number and other information that will allow the Funds to identify you, such as your home telephone number. Until you provide the Funds with the information they need, the Funds may not be able to open an account or effect any transactions for you.

1940 Act File No. 811-9301	A12014 (10/16)

PROSPECTUS OCTOBER 1, 2016

TIAA-CREF Lifestyle Funds

of the TIAA-CREF Funds

Ticker
Fund	Institutional Class	Advisor Class	Premier Class	Retirement Class	Retail Class
Lifestyle Income Fund	TSITX	TSIHX	TSIPX	TLSRX	TSILX
Lifestyle Conservative Fund	TCSIX	TLSHX	TLSPX	TSCTX	TSCLX
Lifestyle Moderate Fund	TSIMX	TSMHX	TSMPX	TSMTX	TSMLX
Lifestyle Growth Fund	TSGGX	TSGHX	TSGPX	TSGRX	TSGLX
Lifestyle Aggressive Growth Fund	TSAIX	TSAHX	TSAPX	TSARX	TSALX

This Prospectus describes the Institutional, Advisor, Premier, Retirement and Retail Class shares offered by the investment portfolios listed above (each, a “Fund” and, collectively, the “Funds”) of the TIAA-CREF Funds (the “Trust”). These Funds comprise the TIAA-CREF Lifestyle Funds (the “Lifestyle Funds”), a sub-family of funds offered by the Trust.

An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investor can lose money in any of the Funds and the Funds could perform more poorly than other investments.

The Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Summary information

Lifestyle Income Fund

Investment objective 5

Fees and expenses 5

Shareholder fees 5

Annual Fund operating expenses 6

Example 6

Portfolio turnover 7

Principal investment strategies 7

Principal investment risks 8

Past performance 10

Portfolio management 12

Purchase and sale of Fund shares 13

Tax information 14

Payments to broker-dealers and other financial intermediary compensation 14

Summary information

Lifestyle Conservative Fund

Investment objective 15

Fees and expenses 15

Shareholder fees 15

Annual Fund operating expenses 16

Example 16

Portfolio turnover 17

Principal investment strategies 17

Principal investment risks 18

Past performance 20

Portfolio management 22

Purchase and sale of Fund shares 23

Tax information 24

Payments to broker-dealers and other financial intermediary compensation 24

Summary information

Lifestyle Moderate Fund

Investment objective 25

Fees and expenses 25

Shareholder fees 25

Annual Fund operating expenses 26

Example 26

Portfolio turnover 27

Principal investment strategies 27

Principal investment risks 28

Past performance 30

Portfolio management 32

Purchase and sale of Fund shares 33

Tax information 34

Payments to broker-dealers and other financial intermediary compensation 34

Summary information

Lifestyle Growth Fund

Investment objective 35

Fees and expenses 35

Shareholder fees 35

Annual Fund operating expenses 36

Example 36

Portfolio turnover 37

Principal investment strategies 37

Principal investment risks 38

Past performance 40

Portfolio management 42

Purchase and sale of Fund shares 43

Tax information 44

Payments to broker-dealers and other financial intermediary compensation 44

Summary information

Lifestyle Aggressive Growth Fund

Investment objective 45

Fees and expenses 45

Shareholder fees 45

Annual Fund operating expenses 46

Example 46

Portfolio turnover 47

Principal investment strategies 47

Principal investment risks 48

Past performance 50

Portfolio management 52

Purchase and sale of Fund shares 52

Tax information 53

Payments to broker-dealers and other financial intermediary compensation 54

Additional information about investment strategies and risks 55

Additional information about the Funds 55

More about the Funds’ strategies 55

Additional information about the Funds’ composite indices 56

Additional information about the Underlying Funds 58

Additional information on investment risks of the Funds and Underlying Funds 61

Principal risks of the Funds 62

Additional risks of the Funds 68

Additional information on investment strategies and risks of the Funds and Underlying Funds 74

Portfolio holdings 77

Portfolio turnover 77

Share classes 78

Management of the Funds 78

The Funds’ investment adviser 78

Investment management fees 79

Portfolio management team 79

Other services 80

Distribution and service arrangements 81

All classes 81

Other payments by the Funds 81

Other payments by TPIS, Advisors or their affiliates 82

Other arrangements 83

Calculating share price 83

Dividends and distributions 85

Taxes 86

Your account: purchasing, redeeming or exchanging shares 89

Fund shares offered in this Prospectus 89

Share class eligibility 89

Purchasing shares 92

Redeeming shares 98

Exchanging shares 101

Conversion of shares–applicable to all investors 103

Important transaction information 104

Market timing/excessive trading policy–applicable to all investors 108

Electronic prospectuses 109

Additional information about index providers 109

Additional information about the Trust and the Board of Trustees 111

Glossary 111

Financial highlights 113

Summary information

TIAA-CREF Lifestyle Income Fund

of the TIAA-CREF Funds

Investment objective

The Fund seeks current income with some capital appreciation.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES (fees paid directly from your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class	Retail Class
Maximum sales charge imposed on purchases (percentage of offering price)	0%	0%	0%	0%	0%
Maximum deferred sales charge	0%	0%	0%	0%	0%
Maximum sales charge imposed on reinvested dividends and other distributions	0%	0%	0%	0%	0%
Redemption or exchange fee	0%	0%	0%	0%	0%
Account maintenance fee (annual fee on accounts under $2,000)	0%	0%	0%	0%	$15.00

TIAA-CREF Lifestyle Funds  ■  Prospectus     5

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Advisor Class		Premier Class	Retirement Class	Retail Class

Management fees	0.10%	0.10%		0.10%	0.10%	0.10%

Distribution (Rule 12b-1) fees	—	—		0.15%	—	0.25%

Other expenses	0.27%	0.35%	[1]	0.28%	0.52%	0.30%

Acquired Fund fees and expenses[2]	0.33%	0.33%		0.33%	0.33%	0.33%

Total annual Fund operating expenses	0.70%	0.78%		0.86%	0.95%	0.98%

Waivers and expense reimbursements[3]	(0.27)%	(0.27)%		(0.28)%	(0.27)%	(0.27)%

Total annual Fund operating expenses after fee
waiver and/or expense reimbursement	0.43%	0.51%		0.58%	0.68%	0.71%

1	Estimate is for the current fiscal year.
2

“Acquired Fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired Fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s annual report.

3

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund fees and expenses and extraordinary expenses) that exceed: (i) 0.10% of average daily net assets for Institutional Class shares; (ii) 0.25% of average daily net assets for Advisor Class shares; (iii) 0.25% of average daily net assets for Premier Class shares; (iv) 0.35% of average daily net assets for Retirement Class shares; and (v) 0.49% of average daily net assets for Retail Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2017, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2017, but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

6     Prospectus  ■  TIAA-CREF Lifestyle Funds

	Institutional Class	Advisor Class	Premier Class	Retirement Class	Retail Class
1 year	$44	$52	$59	$69	$73
3 years	$197	$222	$246	$276	$285
5 years	$363	$407	$449	$499	$515
10 years	$845	$941	$1,035	$1,142	$1,177

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2016, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). The Fund is designed for investors seeking current income with some capital appreciation through a relatively stable asset allocation strategy targeting an income-oriented and conservative risk-return profile. The Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), generally seeks to meet the Fund’s investment objective by investing: (1) approximately 20% of the Fund’s assets in equity Underlying Funds and (2) approximately 80% of the Fund’s assets in fixed-income Underlying Funds. The Fund may deviate from these target allocations by up to ten percentage points depending upon current market conditions and outlook.

The Underlying Funds’ allocation targets generally represent targets for investments in equity and fixed-income asset classes. Within the equity and fixed-income asset classes, Advisors allocates the Fund’s investments to particular market sectors (which may include U.S. equity, international equity, fixed-income and short-term fixed-income) represented by various Underlying Funds. To maintain an appropriate allocation among the Underlying Funds, the portfolio managers monitor the domestic and foreign equity markets, as well as overall financial and economic conditions. The Fund may sometimes be more heavily weighted toward equities or fixed-income than the target allocations, if the portfolio managers believe market conditions warrant. For example, the Fund may increase its holdings in fixed-income Underlying Funds in periods when the portfolio managers believe the equity markets will decline. The market sector allocations and Underlying Fund allocations may also be changed over time by the portfolio managers, including the addition and removal of market sectors and Underlying Funds in which the Fund invests in light of the Fund’s desired level of risk and potential return at a particular time as evaluated by the portfolio managers based on a mix of qualitative and quantitative factors. The portfolio

TIAA-CREF Lifestyle Funds  ■  Prospectus     7

managers may also opportunistically purchase other Funds or other investment pools or investment products, based on the portfolio managers’ evaluation of the market sectors and/or Underlying Funds without prior notice to shareholders.

As a result of its investments in the Underlying Funds, the Fund’s returns will reflect investments in a mix of domestic and foreign equities of companies of various sizes and a variety of domestic and foreign fixed-income instruments of private and governmental issuers of varying maturities and credit qualities.

As part of the Fund’s ability to invest in unaffiliated investment products or pools noted above, the Fund may invest in exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”) to gain exposure to various market sectors or securities in order to effect its asset allocation strategy. Additionally, the Fund may use ETFs and ETNs for cash management, hedging or defensive purposes. ETFs and ETNs will be subject to the risks associated with the types of securities or sectors that they track, while ETNs, which are structured as fixed-income obligations, will also be subject to the general risks of fixed-income securities, including credit risk.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector as of June 30, 2016, are listed in the chart below. These allocations may change over time. Underlying Fund allocations in particular may change from year to year.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	20.05%	U.S. Equity	13.44%	• Large-Cap Value Fund	3.48%
				• Large-Cap Growth Fund	3.44%
				• Growth & Income Fund	2.95%
				• Enhanced Large-Cap Value Index Fund	1.16%
				• Enhanced Large-Cap Growth Index Fund	1.15%
				• Small-Cap Equity Fund	1.04%
				• Mid-Cap Value Fund	0.13%
				• Mid-Cap Growth Fund	0.09%
		International Equity	6.61%	• International Equity Fund	2.21%
				• International Opportunities Fund	1.50%
				• Emerging Markets Equity Fund	1.32%
				• Enhanced International Equity Index Fund	1.27%
				• Global Natural Resources Fund	0.31%
FIXED-INCOME	79.95%	Fixed-Income	40.09%	• Bond Plus Fund	20.04%
				• Bond Fund	19.03%
				• High-Yield Fund	1.02%
		Short-Term Fixed-Income	39.86%	• Short-Term Bond Fund	39.85%
				• Money Market Fund	0.01%

Total	100.00%	100.00%	100.00%

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

8     Prospectus  ■  TIAA-CREF Lifestyle Funds

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund. Because the Fund targets its investments in a higher percentage of fixed-income Underlying Funds, Fixed-Income Underlying Funds Risks are expected to predominate.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income;

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available; and

• fixed-income foreign investment risk—Investment in fixed-income securities or financial instruments of foreign issuers involves increased risks due to adverse issuer, political, regulatory, currency, market or economic developments. These developments may impact the ability of a foreign debt issuer to make timely and ultimate payments on its debt obligations to the Fund or impair the Fund’s ability to enforce its rights against the foreign debt issuer. These risks are heightened in emerging or developing markets.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

TIAA-CREF Lifestyle Funds  ■  Prospectus     9

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets; and

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Institutional Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Institutional Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Institutional, Premier, Retirement and Retail Classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2015, and how those returns compare to those of certain broad-based securities market indices and a composite index based on the Fund’s target allocations. The Advisor Class does not have a full year of performance and is not included in the table. After-tax performance is shown only for the Institutional Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Institutional Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed

10     Prospectus  ■  TIAA-CREF Lifestyle Funds

below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org.

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)†

Lifestyle Income Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2016, was 3.15%.

Best quarter: 3.94%, for the quarter ended March 31, 2012. Worst quarter: -1.41%, for the quarter ended September 30, 2015.

TIAA-CREF Lifestyle Funds  ■  Prospectus     11

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2015

	Inception Date	One Year	Since Inception
Institutional Class	12/9/2011
Return Before Taxes		0.77%	4.42%
Return After Taxes on Distributions		–0.41%	3.32%
Return After Taxes on Distributions and Sale of
Fund Shares		0.68%	3.03%
Retail Class	12/9/2011
Return Before Taxes		0.39%	4.10%
Retirement Class	12/9/2011
Return Before Taxes		0.41%	4.13%
Premier Class	12/9/2011
Return Before Taxes		0.52%	4.25%

Bloomberg Barclays U.S. Aggregate Bond Index
(reflects no deductions for fees, expenses or taxes)		0.55%	2.28%†

Russell 3000® Index
(reflects no deductions for fees, expenses or taxes)		0.48%	14.96%†

Lifestyle Income Fund Composite Index‡
(reflects no deductions for fees, expenses or taxes)		0.36%	3.71%†

Current performance of the Fund’s shares may be higher or lower than that shown above.
†		Performance is calculated from the inception date of the Institutional Class.

‡

As of the close of business on December 31, 2015, the Lifestyle Income Fund Composite Index consisted of: 40.0% Bloomberg Barclays U.S. Aggregate Bond Index; 40.0% Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index; 14.0% Russell 3000® Index; and 6.0% MSCI All Country World Index ex USA. The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, LLC.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	John Cunniff, CFA	Hans Erickson, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2011	since 2011

12     Prospectus  ■  TIAA-CREF Lifestyle Funds

Purchase and sale of Fund shares

Institutional Class shares are available for purchase directly from the Fund by certain eligible investors (which include employee benefit plans and financial intermediaries). Advisor Class shares are available for purchase through certain financial intermediaries, employee benefit plans and insurance company separate accounts. Premier Class and Retirement Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts. Retail Class shares are available for purchase through certain financial intermediaries or by contacting the Fund directly at 800-223-1200 or www.tiaa.org.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates. Employee benefit plans, fee-based managed account programs (“wrap accounts”), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, thrifts, bank and trust companies that have entered into agreements to offer Institutional Class shares held in omnibus accounts on the books of the Fund are exempt from initial and subsequent investment minimums.

• There is no minimum initial or subsequent investment for Advisor Class shares. Advisor Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Premier Class shares. Premier Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

• The minimum initial investment for Retail Class shares is $2,000 per Fund account for Traditional IRA, Roth IRA and Coverdell accounts and $2,500 for all other account types. Subsequent investments for all account types must be at least $100.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) or its affiliated exchanges NYSE Arca Equities or NYSE MKT is open for trading (each such day a “Business Day”). Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

TIAA-CREF Lifestyle Funds  ■  Prospectus     13

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

14     Prospectus  ■  TIAA-CREF Lifestyle Funds

Summary information

TIAA-CREF Lifestyle Conservative Fund

of the TIAA-CREF Funds

Investment objective

The Fund seeks long-term total return, consisting of current income and capital appreciation.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES (fees paid directly from your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class	Retail Class
Maximum sales charge imposed on purchases (percentage of offering price)	0%	0%	0%	0%	0%
Maximum deferred sales charge	0%	0%	0%	0%	0%
Maximum sales charge imposed on reinvested dividends and other distributions	0%	0%	0%	0%	0%
Redemption or exchange fee	0%	0%	0%	0%	0%
Account maintenance fee (annual fee on accounts under $2,000)	0%	0%	0%	0%	$15.00

TIAA-CREF Lifestyle Funds  ■  Prospectus     15

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Advisor Class		Premier Class	Retirement Class	Retail Class

Management fees	0.10%	0.10%		0.10%	0.10%	0.10%

Distribution (Rule 12b-1) fees	—	—		0.15%	—	0.25%

Other expenses	0.13%	0.21%	[1]	0.14%	0.38%	0.16%

Acquired Fund fees and expenses[2]	0.37%	0.37%		0.37%	0.37%	0.37%

Total annual Fund operating expenses	0.60%	0.68%		0.76%	0.85%	0.88%

Waivers and expense reimbursements[3]	(0.13)%	(0.13)%		(0.14)%	(0.13)%	(0.13)%

Total annual Fund operating expenses after fee
waiver and/or expense reimbursement	0.47%	0.55%		0.62%	0.72%	0.75%

1	Estimate is for the current fiscal year.
2

“Acquired Fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired Fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s annual report.

3

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund fees and expenses and extraordinary expenses) that exceed: (i) 0.10% of average daily net assets for Institutional Class shares; (ii) 0.25% of average daily net assets for Advisor Class shares; (iii) 0.25% of average daily net assets for Premier Class shares; (iv) 0.35% of average daily net assets for Retirement Class shares; and (v) 0.49% of average daily net assets for Retail Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2017, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2017, but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

16     Prospectus  ■  TIAA-CREF Lifestyle Funds

	Institutional Class	Advisor Class	Premier Class	Retirement Class	Retail Class
1 year	$48	$56	$63	$74	$77
3 years	$179	$205	$229	$258	$268
5 years	$322	$366	$409	$459	$475
10 years	$738	$835	$929	$1,037	$1,072

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2016, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). The Fund is designed for investors seeking long-term total return, consisting of current income and capital appreciation, through a relatively stable asset allocation strategy targeting a conservative risk-return profile. The Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), generally seeks to meet the Fund’s investment objective by investing: (1) approximately 40% of the Fund’s assets in equity Underlying Funds and (2) approximately 60% of the Fund’s assets in fixed-income Underlying Funds. The Fund may deviate from these target allocations by up to ten percentage points depending upon current market conditions and outlook.

The Underlying Funds’ allocation targets generally represent targets for investments in equity and fixed-income asset classes. Within the equity and fixed-income asset classes, Advisors allocates the Fund’s investments to particular market sectors (which may include U.S. equity, international equity, fixed-income and short-term fixed-income) represented by various Underlying Funds. To maintain an appropriate allocation among the Underlying Funds, the portfolio managers monitor the domestic and foreign equity markets, as well as overall financial and economic conditions. The Fund may sometimes be more heavily weighted toward equities or fixed-income than the target allocations, if the portfolio managers believe market conditions warrant. For example, the Fund may increase its holdings in fixed-income Underlying Funds in periods when the portfolio managers believe the equity markets will decline. The market sector allocations and Underlying Fund allocations may also be changed over time by the portfolio managers, including the addition and removal of market sectors and Underlying Funds in which the Fund invests in light of the Fund’s desired level of risk and potential return at a particular time as evaluated by the portfolio managers based on a mix of qualitative and quantitative factors. The portfolio

TIAA-CREF Lifestyle Funds  ■  Prospectus     17

managers may also opportunistically purchase other Funds or other investment pools or investment products, based on the portfolio managers’ evaluation of the market sectors and/or Underlying Funds without prior notice to shareholders.

As a result of its investments in the Underlying Funds, the Fund’s returns will reflect investments in a mix of domestic and foreign equities of companies of various sizes and a variety of domestic and foreign fixed-income instruments of private and governmental issuers of varying maturities and credit qualities.

As part of the Fund’s ability to invest in unaffiliated investment products or pools noted above, the Fund may invest in exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”) to gain exposure to various market sectors or securities in order to effect its asset allocation strategy. Additionally, the Fund may use ETFs and ETNs for cash management, hedging or defensive purposes. ETFs and ETNs will be subject to the risks associated with the types of securities or sectors that they track, while ETNs, which are structured as fixed-income obligations, will also be subject to the general risks of fixed-income securities, including credit risk.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector as of June 30, 2016, are listed in the chart below. These allocations may change over time. Underlying Fund allocations in particular may change from year to year.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	39.97%	U.S. Equity	27.09%	• Large-Cap Value Fund	6.95%
				• Large-Cap Growth Fund	6.87%
				• Growth & Income Fund	5.87%
				• Enhanced Large-Cap Value Index Fund	2.30%
				• Enhanced Large-Cap Growth Index Fund	2.29%
				• Small-Cap Equity Fund	2.07%
				• Mid-Cap Value Fund	0.41%
				• Mid-Cap Growth Fund	0.33%
		International Equity	12.88%	• International Equity Fund	4.40%
				• International Opportunities Fund	2.98%
				• Enhanced International Equity Index Fund	2.54%
				• Emerging Markets Equity Fund	2.34%
				• Global Natural Resources Fund	0.62%
FIXED-INCOME	60.03%	Fixed-Income	40.09%	• Bond Plus Fund	30.06%
				• Bond Fund	9.01%
				• High-Yield Fund	1.02%
		Short-Term Fixed-Income	19.94%	• Short-Term Bond Fund	19.94%
				• Money Market Fund	0.00%

Total	100.00%	100.00%	100.00%

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

18     Prospectus  ■  TIAA-CREF Lifestyle Funds

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk—The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

TIAA-CREF Lifestyle Funds  ■  Prospectus     19

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Institutional Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Institutional Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Institutional, Premier, Retirement and Retail Classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2015, and how those returns compare to those of certain broad-based securities market indices and a composite index based on the Fund’s target allocations. The Advisor Class does not have a full year of performance and is not included in the table. After-tax performance is shown only for the Institutional Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Institutional Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org.

20     Prospectus  ■  TIAA-CREF Lifestyle Funds

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)†

Lifestyle Conservative Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2016, was 2.76%.

Best quarter: 6.70%, for the quarter ended March 31, 2012. Worst quarter: -3.43%, for the quarter ended September 30, 2015.

TIAA-CREF Lifestyle Funds  ■  Prospectus     21

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2015

	Inception Date	One Year	Since Inception
Institutional Class	12/9/2011
Return Before Taxes		0.65%	6.68%
Return After Taxes on Distributions		–0.57%	5.53%
Return After Taxes on Distributions and Sale of
Fund Shares		0.76%	4.83%
Retail Class	12/9/2011
Return Before Taxes		0.29%	6.35%
Retirement Class	12/9/2011
Return Before Taxes		0.40%	6.41%
Premier Class	12/9/2011
Return Before Taxes		0.41%	6.50%

Bloomberg Barclays U.S. Aggregate Bond Index
(reflects no deductions for fees, expenses or taxes)		0.55%	2.28%†

Russell 3000® Index
(reflects no deductions for fees, expenses or taxes)		0.48%	14.96%†

Lifestyle Conservative Fund Composite Index‡
(reflects no deductions for fees, expenses or taxes)		0.03%	5.91%†

Current performance of the Fund’s shares may be higher or lower than that shown above.
†		Performance is calculated from the inception date of the Institutional Class.

‡

As of the close of business on December 31, 2015, the Lifestyle Conservative Fund Composite Index consisted of: 40.0% Bloomberg Barclays U.S. Aggregate Bond Index; 28.0% Russell 3000® Index; 20.0% Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index; and 12.0% MSCI All Country World Index ex USA. The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, LLC.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	John Cunniff, CFA	Hans Erickson, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2011	since 2011

22     Prospectus  ■  TIAA-CREF Lifestyle Funds

Purchase and sale of Fund shares

Institutional Class shares are available for purchase directly from the Fund by certain eligible investors (which include employee benefit plans and financial intermediaries). Advisor Class shares are available for purchase through certain financial intermediaries, employee benefit plans and insurance company separate accounts. Premier Class and Retirement Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts. Retail Class shares are available for purchase through certain financial intermediaries or by contacting the Fund directly at 800-223-1200 or www.tiaa.org.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates. Employee benefit plans, fee-based managed account programs (“wrap accounts”), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, thrifts, bank and trust companies that have entered into agreements to offer Institutional Class shares held in omnibus accounts on the books of the Fund are exempt from initial and subsequent investment minimums.

• There is no minimum initial or subsequent investment for Advisor Class shares. Advisor Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Premier Class shares. Premier Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

• The minimum initial investment for Retail Class shares is $2,000 per Fund account for Traditional IRA, Roth IRA and Coverdell accounts and $2,500 for all other account types. Subsequent investments for all account types must be at least $100.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) or its affiliated exchanges NYSE Arca Equities or NYSE MKT is open for trading (each such day a “Business Day”). Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

TIAA-CREF Lifestyle Funds  ■  Prospectus     23

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

24     Prospectus  ■  TIAA-CREF Lifestyle Funds

Summary information

TIAA-CREF Lifestyle Moderate Fund

of the TIAA-CREF Funds

Investment objective

The Fund seeks long-term total return, consisting of capital appreciation and current income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES (fees paid directly from your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class	Retail Class
Maximum sales charge imposed on purchases (percentage of offering price)	0%	0%	0%	0%	0%
Maximum deferred sales charge	0%	0%	0%	0%	0%
Maximum sales charge imposed on reinvested dividends and other distributions	0%	0%	0%	0%	0%
Redemption or exchange fee	0%	0%	0%	0%	0%
Account maintenance fee (annual fee on accounts under $2,000)	0%	0%	0%	0%	$15.00

TIAA-CREF Lifestyle Funds  ■  Prospectus     25

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Advisor Class		Premier Class	Retirement Class	Retail Class

Management fees	0.10%	0.10%		0.10%	0.10%	0.10%

Distribution (Rule 12b-1) fees	—	—		0.15%	—	0.25%

Other expenses	0.11%	0.19%	[1]	0.11%	0.36%	0.13%

Acquired Fund fees and expenses[2]	0.41%	0.41%		0.41%	0.41%	0.41%

Total annual Fund operating expenses	0.62%	0.70%		0.77%	0.87%	0.89%

Waivers and expense reimbursements[3]	(0.11)%	(0.11)%		(0.11)%	(0.11)%	(0.10)%

Total annual Fund operating expenses after fee
waiver and/or expense reimbursement	0.51%	0.59%		0.66%	0.76%	0.79%

1	Estimate is for the current fiscal year.
2

“Acquired Fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired Fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s annual report.

3

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund fees and expenses and extraordinary expenses) that exceed: (i) 0.10% of average daily net assets for Institutional Class shares; (ii) 0.25% of average daily net assets for Advisor Class shares; (iii) 0.25% of average daily net assets for Premier Class shares; (iv) 0.35% of average daily net assets for Retirement Class shares; and (v) 0.49% of average daily net assets for Retail Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2017, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2017, but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

26     Prospectus  ■  TIAA-CREF Lifestyle Funds

	Institutional Class	Advisor Class	Premier Class	Retirement Class	Retail Class
1 year	$52	$60	$67	$78	$81
3 years	$187	$213	$235	$267	$274
5 years	$335	$379	$417	$471	$483
10 years	$764	$860	$944	$1,062	$1,087

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2016, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). The Fund is designed for investors seeking long-term total return, consisting of capital appreciation and current income, through a relatively stable asset allocation strategy targeting a moderate risk-return profile. The Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), generally seeks to meet the Fund’s investment objective by investing: (1) approximately 60% of the Fund’s assets in equity Underlying Funds and (2) approximately 40% of the Fund’s assets in fixed-income Underlying Funds. The Fund may deviate from these target allocations by up to ten percentage points depending upon current market conditions and outlook.

The Underlying Funds’ allocation targets generally represent targets for investments in equity and fixed-income asset classes. Within the equity and fixed-income asset classes, Advisors allocates the Fund’s investments to particular market sectors (which may include U.S. equity, international equity, fixed-income and short-term fixed-income) represented by various Underlying Funds. To maintain an appropriate allocation among the Underlying Funds, the portfolio managers monitor the domestic and foreign equity markets, as well as overall financial and economic conditions. The Fund may sometimes be more heavily weighted toward equities or fixed-income than the target allocations, if the portfolio managers believe market conditions warrant. For example, the Fund may increase its holdings in fixed-income Underlying Funds in periods when the portfolio managers believe the equity markets will decline. The market sector allocations and Underlying Fund allocations may also be changed over time by the portfolio managers, including the addition and removal of market sectors and Underlying Funds in which the Fund invests in light of the Fund’s desired level of risk and potential return at a particular time as evaluated by the portfolio managers based on a mix of qualitative and quantitative factors. The portfolio

TIAA-CREF Lifestyle Funds  ■  Prospectus     27

managers may also opportunistically purchase other Funds or other investment pools or investment products, based on the portfolio managers’ evaluation of the market sectors and/or Underlying Funds without prior notice to shareholders.

As a result of its investments in the Underlying Funds, the Fund’s returns will reflect investments in a mix of domestic and foreign equities of companies of various sizes and a variety of domestic and foreign fixed-income instruments of private and governmental issuers of varying maturities and credit qualities.

As part of the Fund’s ability to invest in unaffiliated investment products or pools noted above, the Fund may invest in exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”) to gain exposure to various market sectors or securities in order to effect its asset allocation strategy. Additionally, the Fund may use ETFs and ETNs for cash management, hedging or defensive purposes. ETFs and ETNs will be subject to the risks associated with the types of securities or sectors that they track, while ETNs, which are structured as fixed-income obligations, will also be subject to the general risks of fixed-income securities, including credit risk.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector as of June 30, 2016, are listed in the chart below. These allocations may change over time. Underlying Fund allocations in particular may change from year to year.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	59.90%	U.S. Equity	41.07%	• Large-Cap Value Fund	10.40%
				• Large-Cap Growth Fund	10.31%
				• Growth & Income Fund	8.80%
				• Enhanced Large-Cap Value Index Fund	3.61%
				• Enhanced Large-Cap Growth Index Fund	3.59%
				• Small-Cap Equity Fund	3.11%
				• Mid-Cap Value Fund	0.69%
				• Mid-Cap Growth Fund	0.56%
		International Equity	18.83%	• International Equity Fund	6.27%
				• International Opportunities Fund	4.47%
				• Enhanced International Equity Index Fund	3.81%
				• Emerging Markets Equity Fund	3.35%
				• Global Natural Resources Fund	0.93%
FIXED-INCOME	40.10%	Fixed-Income	40.10%	• Bond Plus Fund	39.08%
				• High-Yield Fund	1.02%
		Short-Term Fixed-Income	0.00%	• Money Market Fund	0.00%

Total	100.00%	100.00%	100.00%

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

28     Prospectus  ■  TIAA-CREF Lifestyle Funds

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk—The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

TIAA-CREF Lifestyle Funds  ■  Prospectus     29

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Institutional Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Institutional Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Institutional, Premier, Retirement and Retail Classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2015, and how those returns compare to those of certain broad-based securities market indices and a composite index based on the Fund’s target allocations. The Advisor Class does not have a full year of performance and is not included in the table. After-tax performance is shown only for the Institutional Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Institutional Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org.

30     Prospectus  ■  TIAA-CREF Lifestyle Funds

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)†

Lifestyle Moderate Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2016, was 2.39%.

Best quarter: 9.36%, for the quarter ended March 31, 2012. Worst quarter: -5.32%, for the quarter ended September 30, 2015.

TIAA-CREF Lifestyle Funds  ■  Prospectus     31

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2015

	Inception Date	One Year	Since Inception
Institutional Class	12/9/2011
Return Before Taxes		0.46%	8.93%
Return After Taxes on Distributions		–0.89%	7.67%
Return After Taxes on Distributions and Sale of
Fund Shares		0.82%	6.63%
Retail Class	12/9/2011
Return Before Taxes		0.26%	8.62%
Retirement Class	12/9/2011
Return Before Taxes		0.29%	8.68%
Premier Class	12/9/2011
Return Before Taxes		0.30%	8.77%

Russell 3000® Index
(reflects no deductions for fees, expenses or taxes)		0.48%	14.96%†

Bloomberg Barclays U.S. Aggregate Bond Index
(reflects no deductions for fees, expenses or taxes)		0.55%	2.28%†

Lifestyle Moderate Fund Composite Index‡
(reflects no deductions for fees, expenses or taxes)		–0.37%	8.11%†

Current performance of the Fund’s shares may be higher or lower than that shown above.
†		Performance is calculated from the inception date of the Institutional Class.

‡

As of the close of business on December 31, 2015, the Lifestyle Moderate Fund Composite Index consisted of: 42.0% Russell 3000® Index; 40.0% Bloomberg Barclays U.S. Aggregate Bond Index; and 18.0% MSCI All Country World Index ex USA. The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, LLC.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	John Cunniff, CFA	Hans Erickson, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2011	since 2011

32     Prospectus  ■  TIAA-CREF Lifestyle Funds

Purchase and sale of Fund shares

Institutional Class shares are available for purchase directly from the Fund by certain eligible investors (which include employee benefit plans and financial intermediaries). Advisor Class shares are available for purchase through certain financial intermediaries, employee benefit plans and insurance company separate accounts. Premier Class and Retirement Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts. Retail Class shares are available for purchase through certain financial intermediaries or by contacting the Fund directly at 800-223-1200 or www.tiaa.org.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates. Employee benefit plans, fee-based managed account programs (“wrap accounts”), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, thrifts, bank and trust companies that have entered into agreements to offer Institutional Class shares held in omnibus accounts on the books of the Fund are exempt from initial and subsequent investment minimums.

• There is no minimum initial or subsequent investment for Advisor Class shares. Advisor Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Premier Class shares. Premier Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

• The minimum initial investment for Retail Class shares is $2,000 per Fund account for Traditional IRA, Roth IRA and Coverdell accounts and $2,500 for all other account types. Subsequent investments for all account types must be at least $100.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) or its affiliated exchanges NYSE Arca Equities or NYSE MKT is open for trading (each such day a “Business Day”). Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

TIAA-CREF Lifestyle Funds  ■  Prospectus     33

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

34     Prospectus  ■  TIAA-CREF Lifestyle Funds

Summary information

TIAA-CREF Lifestyle Growth Fund

of the TIAA-CREF Funds

Investment objective

The Fund seeks long-term growth of capital with some current income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES (fees paid directly from your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class	Retail Class
Maximum sales charge imposed on purchases (percentage of offering price)	0%	0%	0%	0%	0%
Maximum deferred sales charge	0%	0%	0%	0%	0%
Maximum sales charge imposed on reinvested dividends and other distributions	0%	0%	0%	0%	0%
Redemption or exchange fee	0%	0%	0%	0%	0%
Account maintenance fee (annual fee on accounts under $2,000)	0%	0%	0%	0%	$15.00

TIAA-CREF Lifestyle Funds  ■  Prospectus     35

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Advisor Class		Premier Class	Retirement Class	Retail Class

Management fees	0.10%	0.10%		0.10%	0.10%	0.10%

Distribution (Rule 12b-1) fees	—	—		0.15%	—	0.25%

Other expenses	0.19%	0.27%	[1]	0.19%	0.44%	0.23%

Acquired Fund fees and expenses[2]	0.43%	0.43%		0.43%	0.43%	0.43%

Total annual Fund operating expenses	0.72%	0.80%		0.87%	0.97%	1.01%

Waivers and expense reimbursements[3]	(0.19)%	(0.19)%		(0.19)%	(0.19)%	(0.18)%

Total annual Fund operating expenses after fee
waiver and/or expense reimbursement	0.53%	0.61%		0.68%	0.78%	0.83%

1	Estimate is for the current fiscal year.
2

“Acquired Fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired Fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s annual report.

3

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund fees and expenses and extraordinary expenses) that exceed: (i) 0.10% of average daily net assets for Institutional Class shares; (ii) 0.25% of average daily net assets for Advisor Class shares; (iii) 0.25% of average daily net assets for Premier Class shares; (iv) 0.35% of average daily net assets for Retirement Class shares; and (v) 0.49% of average daily net assets for Retail Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2017, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2017, but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

36     Prospectus  ■  TIAA-CREF Lifestyle Funds

	Institutional Class	Advisor Class	Premier Class	Retirement Class	Retail Class
1 year	$54	$62	$69	$80	$85
3 years	$211	$236	$259	$290	$304
5 years	$382	$426	$464	$518	$540
10 years	$877	$972	$1,055	$1,172	$1,220

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2016, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). The Fund is designed for investors seeking long-term growth of capital with some current income through a relatively stable asset allocation strategy targeting a growth-oriented risk-return profile. The Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), generally seeks to meet the Fund’s investment objective by investing: (1) approximately 80% of the Fund’s assets in equity Underlying Funds and (2) approximately 20% of the Fund’s assets in fixed-income Underlying Funds. The Fund may deviate from these target allocations by up to ten percentage points depending upon current market conditions and outlook.

The Underlying Funds’ allocation targets generally represent targets for investments in equity and fixed-income asset classes. Within the equity and fixed-income asset classes, Advisors allocates the Fund’s investments to particular market sectors (which may include U.S. equity, international equity, fixed-income and short-term fixed-income) represented by various Underlying Funds. To maintain an appropriate allocation among the Underlying Funds, the portfolio managers monitor the domestic and foreign equity markets, as well as overall financial and economic conditions. The Fund may sometimes be more heavily weighted toward equities or fixed-income than the target allocations, if the portfolio managers believe market conditions warrant. For example, the Fund may increase its holdings in fixed-income Underlying Funds in periods when the portfolio managers believe the equity markets will decline. The market sector allocations and Underlying Fund allocations may also be changed over time by the portfolio managers, including the addition and removal of market sectors and Underlying Funds in which the Fund invests in light of the Fund’s desired level of risk and potential return at a particular time as evaluated by the portfolio managers based on a mix of qualitative and quantitative factors. The portfolio

TIAA-CREF Lifestyle Funds  ■  Prospectus     37

managers may also opportunistically purchase other Funds or other investment pools or investment products, based on the portfolio managers’ evaluation of the market sectors and/or Underlying Funds without prior notice to shareholders.

As a result of its investments in the Underlying Funds, the Fund’s returns will reflect investments in a mix of domestic and foreign equities of companies of various sizes and a variety of domestic and foreign fixed-income instruments of private and governmental issuers of varying maturities and credit qualities.

As part of the Fund’s ability to invest in unaffiliated investment products or pools noted above, the Fund may invest in exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”) to gain exposure to various market sectors or securities in order to effect its asset allocation strategy. Additionally, the Fund may use ETFs and ETNs for cash management, hedging or defensive purposes. ETFs and ETNs will be subject to the risks associated with the types of securities or sectors that they track, while ETNs, which are structured as fixed-income obligations, will also be subject to the general risks of fixed-income securities, including credit risk.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector as of June 30, 2016, are listed in the chart below. These allocations may change over time. Underlying Fund allocations in particular may change from year to year.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	79.93%	U.S. Equity	55.10%	• Large-Cap Value Fund	13.90%
				• Large-Cap Growth Fund	13.74%
				• Growth & Income Fund	11.74%
				• Enhanced Large-Cap Value Index Fund	4.91%
				• Enhanced Large-Cap Growth Index Fund	4.89%
				• Small-Cap Equity Fund	4.15%
				• Mid-Cap Value Fund	0.97%
				• Mid-Cap Growth Fund	0.80%
		International Equity	24.83%	• International Equity Fund	8.19%
				• International Opportunities Fund	5.97%
				• Enhanced International Equity Index Fund	5.07%
				• Emerging Markets Equity Fund	4.37%
				• Global Natural Resources Fund	1.23%
FIXED-INCOME	20.07%	Fixed-Income	20.06%	• Bond Plus Fund	19.04%
				• High-Yield Fund	1.02%
		Short-Term Fixed-Income	0.01%	• Money Market Fund	0.01%

Total	100.00%	100.00%	100.00%

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

38     Prospectus  ■  TIAA-CREF Lifestyle Funds

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund. Because the Fund targets its investments in a higher percentage of equity Underlying Funds, Equity Underlying Funds Risks are expected to predominate.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk—The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected,

TIAA-CREF Lifestyle Funds  ■  Prospectus     39

preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Institutional Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Institutional Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Institutional, Premier, Retirement and Retail Classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2015, and how those returns compare to those of certain broad-based securities market indices and a composite index based on the Fund’s target allocations. The Advisor Class does not have a full year of performance and is not included in the table. After-tax performance is shown only for the Institutional Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Institutional Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org.

40     Prospectus  ■  TIAA-CREF Lifestyle Funds

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)†

Lifestyle Growth Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2016, was 1.33%.

Best quarter: 11.87%, for the quarter ended March 31, 2012. Worst quarter: -7.23%, for the quarter ended September 30, 2015.

TIAA-CREF Lifestyle Funds  ■  Prospectus     41

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2015

	Inception Date	One Year	Since Inception
Institutional Class	12/9/2011
Return Before Taxes		0.34%	10.65%
Return After Taxes on Distributions		–0.98%	9.40%
Return After Taxes on Distributions and Sale of
Fund Shares		1.00%	8.12%
Retail Class	12/9/2011
Return Before Taxes		0.04%	10.32%
Retirement Class	12/9/2011
Return Before Taxes		0.13%	10.38%
Premier Class	12/9/2011
Return Before Taxes		0.18%	10.48%

Russell 3000® Index
(reflects no deductions for fees, expenses or taxes)		0.48%	14.96%†

Bloomberg Barclays U.S. Aggregate Bond Index
(reflects no deductions for fees, expenses or taxes)		0.55%	2.28%†

Lifestyle Growth Fund Composite Index‡
(reflects no deductions for fees, expenses or taxes)		–0.82%	10.00%†

Current performance of the Fund’s shares may be higher or lower than that shown above.
†		Performance is calculated from the inception date of the Institutional Class.

‡

As of the close of business on December 31, 2015, the Lifestyle Growth Fund Composite Index consisted of: 56.0% Russell 3000® Index; 24.0% MSCI All Country World Index ex USA; and 20.0% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, LLC.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	John Cunniff, CFA	Hans Erickson, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2011	since 2011

42     Prospectus  ■  TIAA-CREF Lifestyle Funds

Purchase and sale of Fund shares

Institutional Class shares are available for purchase directly from the Fund by certain eligible investors (which include employee benefit plans and financial intermediaries). Advisor Class shares are available for purchase through certain financial intermediaries, employee benefit plans and insurance company separate accounts. Premier Class and Retirement Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts. Retail Class shares are available for purchase through certain financial intermediaries or by contacting the Fund directly at 800-223-1200 or www.tiaa.org.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates. Employee benefit plans, fee-based managed account programs (“wrap accounts”), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, thrifts, bank and trust companies that have entered into agreements to offer Institutional Class shares held in omnibus accounts on the books of the Fund are exempt from initial and subsequent investment minimums.

• There is no minimum initial or subsequent investment for Advisor Class shares. Advisor Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Premier Class shares. Premier Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

• The minimum initial investment for Retail Class shares is $2,000 per Fund account for Traditional IRA, Roth IRA and Coverdell accounts and $2,500 for all other account types. Subsequent investments for all account types must be at least $100.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) or its affiliated exchanges NYSE Arca Equities or NYSE MKT is open for trading (each such day a “Business Day”). Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

TIAA-CREF Lifestyle Funds  ■  Prospectus     43

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

44     Prospectus  ■  TIAA-CREF Lifestyle Funds

Summary information

TIAA-CREF Lifestyle Aggressive Growth Fund

of the TIAA-CREF Funds

Investment objective

The Fund seeks long-term growth of capital.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES (fees paid directly from your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class	Retail Class
Maximum sales charge imposed on purchases (percentage of offering price)	0%	0%	0%	0%	0%
Maximum deferred sales charge	0%	0%	0%	0%	0%
Maximum sales charge imposed on reinvested dividends and other distributions	0%	0%	0%	0%	0%
Redemption or exchange fee	0%	0%	0%	0%	0%
Account maintenance fee (annual fee on accounts under $2,000)	0%	0%	0%	0%	$15.00

TIAA-CREF Lifestyle Funds  ■  Prospectus     45

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Advisor Class		Premier Class	Retirement Class	Retail Class

Management fees	0.10%	0.10%		0.10%	0.10%	0.10%

Distribution (Rule 12b-1) fees	—	—		0.15%	—	0.25%

Other expenses	0.31%	0.39%	[1]	0.31%	0.56%	0.39%

Acquired Fund fees and expenses[2]	0.46%	0.46%		0.46%	0.46%	0.46%

Total annual Fund operating expenses	0.87%	0.95%		1.02%	1.12%	1.20%

Waivers and expense reimbursements[3]	(0.31)%	(0.31)%		(0.31)%	(0.31)%	(0.31)%

Total annual Fund operating expenses after fee
waiver and/or expense reimbursement	0.56%	0.64%		0.71%	0.81%	0.89%

1	Estimate is for the current fiscal year.
2

“Acquired Fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired Fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s annual report.

3

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund fees and expenses and extraordinary expenses) that exceed: (i) 0.10% of average daily net assets for Institutional Class shares; (ii) 0.25% of average daily net assets for Advisor Class shares; (iii) 0.25% of average daily net assets for Premier Class shares; (iv) 0.35% of average daily net assets for Retirement Class shares; and (v) 0.49% of average daily net assets for Retail Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2017, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2017, but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

46     Prospectus  ■  TIAA-CREF Lifestyle Funds

	Institutional Class	Advisor Class	Premier Class	Retirement Class	Retail Class
1 year	$57	$65	$73	$83	$91
3 years	$247	$272	$294	$325	$350
5 years	$452	$495	$533	$587	$630
10 years	$1,044	$1,138	$1,220	$1,335	$1,427

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2016, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). The Fund is designed for investors seeking long-term growth of capital through a relatively stable asset allocation strategy targeting an aggressive growth risk-return profile. The Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), generally seeks to meet the Fund’s investment objective by investing: (1) approximately 100% of the Fund’s assets in equity Underlying Funds and (2) approximately 0% of the Fund’s assets in fixed-income Underlying Funds. The Fund may deviate from these target allocations by up to ten percentage points depending upon current market conditions and outlook.

The Underlying Funds’ allocation targets generally represent targets for investments in equity and fixed-income asset classes. Within the equity and fixed-income asset classes, Advisors allocates the Fund’s investments to particular market sectors (which may include U.S. equity, international equity, fixed-income and short-term fixed-income) represented by various Underlying Funds. To maintain an appropriate allocation among the Underlying Funds, the portfolio managers monitor the domestic and foreign equity markets, as well as overall financial and economic conditions. The Fund may sometimes be more heavily weighted toward equities or fixed-income than the target allocations, if the portfolio managers believe market conditions warrant. For example, the Fund may increase its holdings in fixed-income Underlying Funds in periods when the portfolio managers believe the equity markets will decline. The market sector allocations and Underlying Fund allocations may also be changed over time by the portfolio managers, including the addition and removal of market sectors and Underlying Funds in which the Fund invests in light of the Fund’s desired level of risk and potential return at a particular time as evaluated by the portfolio managers based on a mix of qualitative and quantitative factors. The portfolio

TIAA-CREF Lifestyle Funds  ■  Prospectus     47

managers may also opportunistically purchase other Funds or other investment pools or investment products, based on the portfolio managers’ evaluation of the market sectors and/or Underlying Funds without prior notice to shareholders.

As a result of its investments in the Underlying Funds, the Fund’s returns will reflect investments in a mix of domestic and foreign equities of companies of various sizes and a variety of domestic and foreign fixed-income instruments of private and governmental issuers of varying maturities and credit qualities.

As part of the Fund’s ability to invest in unaffiliated investment products or pools noted above, the Fund may invest in exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”) to gain exposure to various market sectors or securities in order to effect its asset allocation strategy. Additionally, the Fund may use ETFs and ETNs for cash management, hedging or defensive purposes. ETFs and ETNs will be subject to the risks associated with the types of securities or sectors that they track, while ETNs, which are structured as fixed-income obligations, will also be subject to the general risks of fixed-income securities, including credit risk.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector as of June 30, 2016, are listed in the chart below. These allocations may change over time. Underlying Fund allocations in particular may change from year to year.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	99.99%	U.S. Equity	69.17%	• Large-Cap Value Fund	17.40%
				• Large-Cap Growth Fund	17.19%
				• Growth & Income Fund	14.71%
				• Enhanced Large-Cap Value Index Fund	6.22%
				• Enhanced Large-Cap Growth Index Fund	6.18%
				• Small-Cap Equity Fund	5.18%
				• Mid-Cap Value Fund	1.25%
				• Mid-Cap Growth Fund	1.04%
		International Equity	30.82%	• International Equity Fund	10.09%
				• International Opportunities Fund	7.46%
				• Enhanced International Equity Index Fund	6.34%
				• Emerging Markets Equity Fund	5.38%
				• Global Natural Resources Fund	1.55%
FIXED-INCOME	0.01%	Short-Term Fixed-Income	0.01%	• Money Market Fund	0.01%

Total	100.00%	100.00%	100.00%

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of

48     Prospectus  ■  TIAA-CREF Lifestyle Funds

Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund. Because the Fund targets its investments in a significantly higher percentage of equity Underlying Funds, Equity Underlying Funds Risks are expected to predominate.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk—The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

TIAA-CREF Lifestyle Funds  ■  Prospectus     49

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Institutional Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Institutional Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Institutional, Premier, Retirement and Retail Classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2015, and how those returns compare to those of certain broad-based securities market indices and a composite index based on the Fund’s target allocations. The Advisor Class does not have a full year of performance and is not included in the table. After-tax performance is shown only for the Institutional Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Institutional Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org.

50     Prospectus  ■  TIAA-CREF Lifestyle Funds

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)†

Lifestyle Aggressive Growth Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2016, was 0.00%.

Best quarter: 14.33%, for the quarter ended March 31, 2012. Worst quarter: -9.07%, for the quarter ended September 30, 2015.

TIAA-CREF Lifestyle Funds  ■  Prospectus     51

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2015

	Inception Date	One Year	Since Inception
Institutional Class	12/9/2011
Return Before Taxes		0.28%	12.40%
Return After Taxes on Distributions		–1.33%	11.06%
Return After Taxes on Distributions and Sale of
Fund Shares		1.48%	9.64%
Retail Class	12/9/2011
Return Before Taxes		–0.09%	12.03%
Retirement Class	12/9/2011
Return Before Taxes		–0.02%	12.11%
Premier Class	12/9/2011
Return Before Taxes		0.13%	12.24%

Russell 3000® Index
(reflects no deductions for fees, expenses or taxes)		0.48%	14.96%†

Bloomberg Barclays U.S. Aggregate Bond Index
(reflects no deductions for fees, expenses or taxes)		0.55%	2.28%†

Lifestyle Aggressive Growth Fund Composite Index‡
(reflects no deductions for fees, expenses or taxes)		–1.35%	11.88%†

Current performance of the Fund’s shares may be higher or lower than that shown above.
†		Performance is calculated from the inception date of the Institutional Class.

‡

As of the close of business on December 31, 2015, the Lifestyle Aggressive Growth Fund Composite Index consisted of: 70.0% Russell 3000® Index; and 30.0% MSCI All Country World Index ex USA. The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, LLC.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	John Cunniff, CFA	Hans Erickson, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2011	since 2011

Purchase and sale of Fund shares

Institutional Class shares are available for purchase directly from the Fund by certain eligible investors (which include employee benefit plans and financial

52     Prospectus  ■  TIAA-CREF Lifestyle Funds

intermediaries). Advisor Class shares are available for purchase through certain financial intermediaries, employee benefit plans and insurance company separate accounts. Premier Class and Retirement Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts. Retail Class shares are available for purchase through certain financial intermediaries or by contacting the Fund directly at 800-223-1200 or www.tiaa.org.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates. Employee benefit plans, fee-based managed account programs (“wrap accounts”), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, thrifts, bank and trust companies that have entered into agreements to offer Institutional Class shares held in omnibus accounts on the books of the Fund are exempt from initial and subsequent investment minimums.

• There is no minimum initial or subsequent investment for Advisor Class shares. Advisor Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Premier Class shares. Premier Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

• The minimum initial investment for Retail Class shares is $2,000 per Fund account for Traditional IRA, Roth IRA and Coverdell accounts and $2,500 for all other account types. Subsequent investments for all account types must be at least $100.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) or its affiliated exchanges NYSE Arca Equities or NYSE MKT is open for trading (each such day a “Business Day”). Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally

TIAA-CREF Lifestyle Funds  ■  Prospectus     53

not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

54     Prospectus  ■  TIAA-CREF Lifestyle Funds

Additional information about investment strategies and risks of the Funds

Additional information about the Funds

Each Fund is a “fund of funds” and diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products (collectively, the “Underlying Funds”). Each Fund invests in Underlying Funds according to a relatively stable asset allocation strategy corresponding to its risk-return profile. Each Underlying Fund invests primarily in equity securities or fixed-income securities, and the ratio among equity Underlying Funds and fixed-income Underlying Funds creates the risk-return profile for each Fund.

The use of a particular index as a Fund’s benchmark index is not a fundamental policy and can be changed without shareholder approval. The Funds are not appropriate for market timing. You should not invest in the Funds if you are a market timer.

No one can assure that a Fund will achieve its investment objective and investors should not consider an investment in a Fund to be a complete investment program or appropriate for the investment of a majority of an investor’s assets.

Please see the Glossary toward the end of this Prospectus for certain defined terms used in this Prospectus.

More about the Funds’ strategies

General information about the Funds

This Prospectus describes the shares of five Lifestyle Funds, a sub-family of funds offered by the TIAA-CREF Funds. Each Fund is a separate investment portfolio or mutual fund, and has its own investment objective, investment strategies, restrictions and associated risks. An investor should consider each Fund separately to determine if it is an appropriate investment.

The target allocations among equity and fixed-income Underlying Funds for the five Lifestyle Funds are set forth in the table below:

Fund Name	Equity Allocation	Fixed-Income Allocation
Lifestyle Aggressive Growth Fund	100%	0%
Lifestyle Growth Fund	80%	20%
Lifestyle Moderate Fund	60%	40%
Lifestyle Conservative Fund	40%	60%
Lifestyle Income Fund	20%	80%

Allocations for the Funds are based on historical risk-return characteristics and Advisors’ assumptions. If an asset class, market sector or Underlying Fund

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performs in a fashion that varies from historical characteristics and/or Advisors’ assumptions, then the allocations may not achieve the intended risk/return characteristics. The investment objective of each Fund and its non-fundamental investment restrictions may be changed by the Board of Trustees of the Trust without shareholder approval. Certain investment restrictions described in the Statement of Additional Information (“SAI”) are fundamental and may only be changed with shareholder approval. Each Fund is diversified under the Investment Company Act of 1940, as amended (“1940 Act”).

Rebalancing and tactical allocation

In order to maintain its target allocations, each Fund will generally invest incoming monies from share purchases to underweighted Underlying Funds. If cash flows are not sufficient to reestablish the current target allocation for a particular Fund, the Fund will generally rebalance its allocation among the Underlying Funds by buying and selling Underlying Fund shares. To minimize the amount of disruption to the Underlying Funds’ portfolios, rebalancings, reallocations or other adjustments may occur gradually depending on Advisors’ assessment of, among other things, fund flows and market conditions.

Advisors may also use tactical allocations to attempt to improve the risk-adjusted returns for the Funds over short- and intermediate-term investment horizons. The tactical allocations are based upon Advisors’ evaluation of the economy, market valuation, and investor sentiment. As well, allocations will vary with Advisors’ assessment of the Underlying Funds’ relative attractiveness as investment opportunities. These tactical allocations can be among the asset classes, market sectors and individual Underlying Funds. Advisors considers the capacity of the Underlying Funds to handle additional purchases and redemptions and works to minimize disruptions related to cash flows.

Other potential investments

In addition to seeking equity and fixed-income market exposure through the Underlying Funds, the Funds may, in certain limited circumstances, directly invest in certain financial assets in order to seek to obtain desired portfolio exposures and to facilitate the Funds’ efficient portfolio management. Among other financial assets, the Funds may directly invest in equity and fixed-income securities, derivatives, exchange-traded funds and exchange-traded notes. Derivatives, including options contracts, may be used to establish or maintain the Funds’ tactical allocations.

Additional information about the Funds’ composite indices

In addition to certain broad-based market indices, each Fund compares its performance to a composite index as described below. The composite indices described below are unmanaged, and you cannot invest directly in an index.

The composite index for each Fund is comprised of two to four unmanaged benchmark indices that represent the four market sectors in which each Fund

56     Prospectus  ■  TIAA-CREF Lifestyle Funds

could invest across the equity and fixed-income asset classes. The composite index is created by applying the performance of the benchmark indices in proportion to each Fund’s target allocations across the market sectors.

The market sectors and the related benchmark indices for the Funds are set forth below:

Lifestyle Aggressive Growth: U.S. Equity (Russell 3000® Index); and International Equity (MSCI ACWI ex USA Index);

Lifestyle Growth: U.S. Equity (Russell 3000® Index); International Equity (MSCI ACWI ex USA Index); and Fixed-Income (Bloomberg Barclays U.S. Aggregate Bond Index);

Lifestyle Moderate: U.S. Equity (Russell 3000® Index); International Equity (MSCI ACWI ex USA Index); and Fixed-Income (Bloomberg Barclays U.S. Aggregate Bond Index);

Lifestyle Conservative: U.S. Equity (Russell 3000® Index); International Equity (MSCI ACWI ex USA Index); Fixed-Income (Bloomberg Barclays U.S. Aggregate Bond Index); and Short-Term Fixed-Income (Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index); and

Lifestyle Income: U.S. Equity (Russell 3000® Index); International Equity (MSCI ACWI ex USA Index); Fixed-Income (Bloomberg Barclays U.S. Aggregate Bond Index); and Short-Term Fixed-Income (Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index).

The indices that comprise the Funds’ composites are described below.

Russell 3000® Index (U.S. Equity)

The Russell 3000® Index represents the 3,000 largest publicly traded U.S. companies, based on market capitalization (according to the Russell Investment Group). Russell 3000® Index companies represent about 98% of the total market capitalization of the publicly traded U.S. equity market. As of June 30, 2016, the Russell 3000® Index had a mean market capitalization of $114.4 billion and a median market capitalization of $1.4 billion. The largest market capitalization of companies in the Russell 3000® Index was $523.7 billion. The Russell Investment Group determines the composition of the index based only on market capitalization and can change its composition at any time.

MSCI ACWI ex USA Index (International Equity)

The MSCI ACWI (All Country World Index) ex USA Index is a free-float adjusted market capitalization weighted index that is designed to measure the equity market performance by capturing large- and mid-capitalization representation of developed and emerging markets. The MSCI ACWI ex USA Index consists of 44 country indices comprising certain developed and emerging markets country indices.

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Bloomberg Barclays U.S. Aggregate Bond Index (Fixed-Income)

The Bloomberg Barclays U.S. Aggregate Bond Index covers the U.S. investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass through securities, asset-backed securities and commercial mortgage-backed securities. This index contains approximately 9,796 issues. The Bloomberg Barclays U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable and dollar-denominated. To be selected for inclusion in the Bloomberg Barclays U.S. Aggregate Bond Index, the securities must have a minimum maturity of one year. Securities must be rated investment-grade or higher using the middle rating of Moody’s, S&P and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used to determine index eligibility.

Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index (Short-Term Fixed-Income)

The Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index tracks the performance primarily of U.S. Treasury and agency securities and corporate bonds with 1–3 year maturities. The securities in the index must be rated investment-grade or higher by at least two of the following rating agencies: Moody’s, S&P and Fitch.

Additional information about the Underlying Funds

The following is a description of the investment objectives and principal investment strategies of the Underlying Funds of the Trust in which the Funds are expected to invest. For a discussion of the risks associated with these investments, see the “Additional information on principal investment risks of the Funds and Underlying Funds” section. For a more detailed discussion of the investment strategies and risks of the Underlying Funds of the Trust, see the Prospectus for the Institutional Class shares of the Underlying Funds of the Trust at www.tiaa.org/prospectuses.

Fund	Investment objective, strategies and benchmark

Enhanced Large-Cap Growth Index Fund

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies. Under normal circumstances, the Fund follows an enhanced index management strategy. Advisors actively uses quantitative analysis to attempt to enhance the Fund’s performance relative to its benchmark index, the Russell 1000® Growth Index, while retaining a similar risk profile, instead of passively holding a representative basket of securities designed to match this index. The Russell 1000® Growth Index represents securities within the Russell 1000® Index that have higher relative forecasted growth rates and price-to-book ratios.

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Fund	Investment objective, strategies and benchmark

Enhanced Large-Cap Value Index Fund

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies. Under normal circumstances, the Fund follows an enhanced index management strategy. Advisors actively uses quantitative analysis to attempt to enhance the Fund’s performance relative to its benchmark index, the Russell 1000® Value Index, while retaining a similar risk profile, instead of passively holding a representative basket of securities designed to match this index. The Russell 1000® Value Index represents securities within the Russell 1000® Index that have lower relative growth rates and price-to-book values.

Growth & Income Fund

Seeks a favorable long-term total return through both capital appreciation and investment income, primarily from income-producing equity securities. Under normal circumstances, the Fund invests primarily in (1) income-producing equity securities or (2) large-cap securities. The Fund’s benchmark index is the Standard & Poor’s 500® Index.

Large-Cap Growth Fund

Seeks a favorable long-term return, mainly through capital appreciation, primarily from equity securities. Under normal circumstances, the Fund invests primarily in large-cap equity securities that Advisors believes present the opportunity for growth. The Fund’s benchmark index is the Russell 1000® Growth Index.

Large-Cap Value Fund

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies. Under normal circumstances, the Fund invests primarily in equity securities of large domestic companies that Advisors believes appear undervalued by the market based on an evaluation of their potential worth. The Fund’s benchmark index is the Russell 1000® Value Index.

Mid-Cap Growth Fund

Seeks a favorable long-term total return mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies. Under normal circumstances, the Fund invests primarily in equity securities of medium-sized domestic companies as defined by its benchmark index, the Russell Midcap® Growth Index, a growth-oriented subset of the Russell Midcap® Index, which represents the 800 U.S. equity securities following the top 200 U.S. equity securities based on market capitalization.

Mid-Cap Value Fund

Seeks a favorable long-term total return mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies. Under normal circumstances, the Fund invests primarily in equity securities of medium-sized domestic companies as defined by its benchmark index, the Russell Midcap® Value Index, a value-oriented subset of the Russell Midcap® Index.

Small-Cap Equity Fund

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of smaller domestic companies. Under normal circumstances, the Fund invests primarily in equity securities of smaller domestic companies across a wide range of sectors, growth rates and valuations that appear to have favorable prospects for significant long-term capital appreciation. The Fund’s benchmark index is the Russell 2000® Index, which represents the largest 2,000 U.S. equities in market capitalization following the top 1,000 U.S. equities in market capitalization.

TIAA-CREF Lifestyle Funds  ■  Prospectus     59

Fund	Investment objective, strategies and benchmark
Small/Mid-Cap Equity Fund

Seeks a favorable long-term total return, mainly through capital appreciation. Under normal circumstances, the Fund invests at least 80% of its assets in small-cap and mid-cap equity securities. The Fund invests primarily in equity securities of small to mid-sized companies across a wide range of sectors, growth rates and valuations. A small-cap or mid-cap equity security is a security within the capitalization range of the companies included in the Fund’s benchmark index, the Russell 2500® Index, at the time of purchase.

Emerging Markets Equity Fund

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of emerging market issuers. Under normal circumstances, the Fund invests primarily in equity securities of emerging market issuers or in instruments with economic characteristics similar to emerging market equity securities. The Fund’s benchmark index is the MSCI Emerging Markets Index.

Enhanced International Equity Index Fund

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers. Under normal circumstances, the Fund follows an enhanced index management strategy. Advisors actively uses quantitative analysis to attempt to enhance the Fund’s performance relative to its benchmark index, the MSCI EAFE Index, while retaining a similar risk profile, instead of passively holding a representative basket of securities designed to match this index.

Global Natural Resources Fund

Seeks a favorable long-term total return, mainly through capital appreciation, from investments related to the natural resources sector. Under normal circumstances, the Fund invests at least 80% of its assets in securities of issuers that are primarily engaged in the ownership, development, exploration, production, distribution or processing of natural resources, as well as in securities of companies that are suppliers to firms producing natural resources, in instruments with economic characteristics similar to natural resources securities or in direct holdings of natural resources. The Fund generally defines “natural resources” as energy, metals, agriculture and other commodities, as well as related products and services. The Fund’s benchmark index is the MSCI All Country World Commodity Producers Sector Capped Index.

International Equity Fund

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers. Under normal circumstances, the Fund invests primarily in equity securities of foreign issuers, with sector and country exposure regularly managed against the Fund’s benchmark index, MSCI EAFE Index.

International Opportunities Fund

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers. Under normal circumstances, the Fund invests primarily in equity securities of foreign issuers in developed and emerging markets located around the world but outside the United States. While the Fund is actively managed by selecting individual stocks, sector and country exposure are regularly reviewed against the Fund’s benchmark index, MSCI ACWI ex USA Index, to seek to control risk.

Bond Fund

Seeks as favorable a long-term total return through income, primarily from investment-grade fixed-income securities. The Fund’s benchmark index is the Bloomberg Barclays U.S. Aggregate Bond Index, which covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage securities.

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Fund	Investment objective, strategies and benchmark
Bond Plus Fund

Seeks a favorable long-term return, primarily through high current income. The Fund’s benchmark index is the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s portfolio is divided into two segments. The first segment, which makes up at least 70% of the Fund’s assets, is invested primarily in a broad range of investment-grade bonds and fixed-income securities, including, but not limited to, corporate bonds, U.S. Treasury and agency securities and mortgage-backed and asset-backed securities. The second segment, which will not exceed 30% of the Fund’s assets, is invested in fixed-income securities and bonds with special features (such as non-investment-grade securities, emerging market fixed-income securities and convertible and preferred securities) in an effort to improve the Fund’s total return.

High-Yield Fund

Seeks high current income and, when consistent with its primary objective, capital appreciation. The Fund invests primarily in lower-rated, higher-yielding fixed-income securities (often called “junk” bonds), such as domestic and foreign corporate bonds, debentures, loan participations and assignments and notes, as well as convertible securities and preferred stocks. The Fund’s benchmark index is the BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index, which tracks the performance of debt securities that pay interest in cash, and have a credit rating of BB or B.

International Bond Fund

Seeks a favorable long-term total return. Under normal market conditions, the Fund invests at least 80% of its assets in fixed-income investments of foreign issuers and derivative instruments, including those used to manage currency risk. The Fund primarily invests in a broad range of investment-grade sovereign, quasi-sovereign and corporate fixed-income investments. The Fund may also invest in other fixed-income securities, including those of non-investment-grade quality. Under normal market conditions, the Fund will seek to hedge to the U.S. dollar approximately 80% of the Fund’s total exposure to investments denominated in currencies other than the U.S. dollar (on a net assets basis). Such hedging is intended to manage the currency risk associated with investment in bonds denominated in currencies other than the U.S. dollar. The Fund may invest in fixed-income securities of any maturity or duration. The Fund’s benchmark index is the Bloomberg Barclays Global Aggregate Ex-USD Index (Hedged).

Money Market Fund

Seeks high current income consistent with maintaining liquidity and preserving capital. The Fund invests primarily in high-quality, short-term money market instruments. Generally, the Fund seeks to maintain a share value of $1.00 per share. The Fund’s benchmark index is the iMoneyNet Money Fund AveragesTM—All Taxable.

Short-Term Bond Fund

Seeks high current income by investing primarily in U.S. Treasury and agency securities and corporate bonds with maturities of less than 5 years. The Fund’s benchmark index is the Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index.

Additional information on investment risks of the Funds and Underlying Funds

The assets of each of the Funds are normally allocated among Underlying Funds investing primarily in equity securities and Underlying Funds investing primarily in fixed-income securities, but the Funds may also directly invest in such

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securities or other financial instruments. Each Fund is subject to asset allocation risk, underlying funds risk, which includes the risks of equity securities, fixed-income securities and other investments in proportion to the allocation of Fund assets among the Underlying Funds, active management risk and fund of funds risk. To the extent a Fund directly invests in securities or other investments, it would be exposed to the risks associated with investing in such instruments. Because the Funds and certain Underlying Funds may use derivatives to a limited degree, the Funds may directly or indirectly have limited exposure to the risks of derivatives. Each of these risks, alone or in combination with other risks, has the potential to impact Fund performance.

Principal risks of the Funds

Asset allocation risk

The Funds may not achieve their target allocations and the selection of market sectors and Underlying Funds and the allocations among them may result in a Fund underperforming other similar funds or cause an investor to lose money. Although the allocation decisions of Advisors are intended to result in each Fund meeting its investment objective, Underlying Fund and asset class performance may differ in the future from the historical performance and assumptions upon which Advisors’ decisions are based, which could cause a Fund to not meet its investment objective. A Fund will generally rebalance its allocations among the Underlying Funds by using cash flows where possible. If cash flows are not sufficient to reestablish the current target allocations for a Fund, the Fund will generally rebalance by buying and selling Underlying Fund shares. Periodic rebalancing of a Fund’s allocations can sometimes cause the Fund and the Underlying Funds to incur transactional expenses. These expenses can adversely affect performance of the Funds and the Underlying Funds.

Underlying Funds risk

Each Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund. The Underlying Funds are exposed to the risks of investing in equity and/or fixed-income securities and other investments in accordance with their investment strategies. The risks associated with investing in equity securities and fixed-income securities and other investments are described below:

Equity securities risks

Each Fund may gain exposure, depending on where it is on the risk/return spectrum, to equity securities directly or through certain Underlying Funds. In general, the value of equity securities fluctuates in response to the fortune of individual companies and in response to general market and economic conditions. The value of a Fund may increase or decrease as a result of its exposure to equity securities. More specifically, each Fund, directly or through one or more Underlying Funds, is typically subject to the following principal

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investment risks (in the following risk descriptions “Fund” may refer to the Fund, an Underlying Fund, or both):

• Foreign Investment Risk—Foreign investments, which may include securities of foreign issuers, securities or contracts traded or acquired in non-U.S. markets or on non-U.S. exchanges, or securities or contracts payable or denominated in non-U.S. currencies, can involve special risks that arise from one or more of the following events or circumstances: (1) changes in currency exchange rates; (2) possible imposition of market controls or currency exchange controls; (3) possible imposition of withholding taxes on dividends and interest; (4) possible seizure, expropriation or nationalization of assets; (5) more limited foreign financial information or difficulties interpreting it because of foreign regulations and accounting standards; (6) lower liquidity and higher volatility in some foreign markets; (7) the impact of political, social or diplomatic events; (8) economic sanctions or other measures by the U.S. or other governments; (9) the difficulty of evaluating some foreign economic trends; and (10) the possibility that a foreign government could restrict an issuer from paying principal and interest to investors outside the country. Brokerage commissions and custodial and transaction costs are often higher for foreign investments, and it may be more difficult to use foreign laws and courts to enforce financial or legal obligations.

The risks described above often increase in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, prices of issuers in emerging market countries may be volatile and difficult to determine. In addition, foreign investors such as the Funds are subject to a variety of special restrictions in many such countries.

• Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time. In times of market turmoil, perceptions of an issuer’s credit risk can quickly change and even large, well-established issuers may deteriorate rapidly with little or no warning.

• Market Risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets such as significant changes in interest and inflation rates and the availability of credit. Accordingly, the value of the equity investments that the Funds hold may decline over short or extended periods of time. Any investment is subject to the risk that the financial markets as a whole may decline in value, thereby depressing the investment’s price. Equity markets, for example, tend to be cyclical, with periods when prices generally rise and periods when prices generally decline. Foreign equity markets tend to reflect

TIAA-CREF Lifestyle Funds  ■  Prospectus     63

local economic and financial conditions and, therefore, trends often vary from country to country and region to region. During periods of unusual volatility or turmoil in the financial markets, a Fund may undergo an extended period of decline.

Fixed-income securities risks

Each Fund may gain exposure, depending on where it is on the risk/return spectrum, to fixed-income securities directly or through certain Underlying Funds. Each Fund, directly or through its investments in one or more Underlying Funds, is typically subject to the following principal investment risks related to fixed-income securities described below (in the following risk descriptions “Fund” may refer to the Fund, an Underlying Fund, or both):

• Call Risk—The risk that an issuer will redeem a fixed-income investment prior to maturity. This often happens when prevailing interest rates are lower than the rate specified for the fixed-income investment. If a fixed-income investment is called early, a Fund may not be able to benefit fully from the increase in value that other fixed-income investments experience when interest rates decline. Additionally, a Fund would likely have to reinvest the payoff proceeds at current yields, which are likely to be lower than the fixed-income investment in which the Fund originally invested, resulting in a decline in income.

• Credit Risk (a type of Issuer Risk)—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments when due. Credit risk relates to the possibility that the issuer could default on its obligations, thereby causing a Fund to lose its investment. Credit risk is heightened in times of market turmoil when perceptions of an issuer’s credit risk can quickly change and even large, well-established issuers and/or governments may deteriorate rapidly with little or no warning. Credit risk is also heightened in the case of investments in lower-rated, high-yield fixed-income securities because their issuers are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment-grade securities, issuers of lower-rated, high-yield fixed-income investments are more likely to encounter financial difficulties and to be materially affected by such difficulties. High-yield securities may also be relatively more illiquid; therefore, they may be more difficult to purchase or sell than more highly rated securities.

• Extension Risk—The risk that, during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates, resulting in less income than potentially available. These risks are normally present in mortgage-backed securities and other asset-backed securities. For example, homeowners have the option to prepay their mortgages. Therefore, the duration of a security backed by home mortgages can lengthen depending on

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homeowner prepayment activity. A decline in the prepayment rate and the resulting increase in duration of fixed-income securities held by a Fund can result in losses to investors in the Fund.

• Fixed-Income Foreign Investment Risk—Foreign investments, which may include fixed-income securities of foreign issuers, or securities or contracts payable or denominated in non-U.S. currencies, can involve special risks that arise from one or more of the following events or circumstances: (1) changes in currency exchange rates; (2) possible imposition of market controls or currency exchange controls; (3) possible imposition of withholding taxes on dividends and interest; (4) possible seizure, expropriation or nationalization of assets; (5) more limited financial information about the foreign debt issuer or difficulties interpreting it because of foreign regulations and accounting standards; (6) lower liquidity and higher volatility in some foreign markets; (7) the impact of political, social or diplomatic events; (8) economic sanctions or other measures by the United States or other governments; (9) the difficulty of evaluating some foreign economic trends; and (10) the possibility that a foreign government could restrict an issuer from paying principal and interest on its debt obligations to investors outside the country. It may also be difficult to use foreign laws and courts to force a foreign issuer to make principal and interest payments on its debt obligations. In addition, the cost of servicing external debt will also generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates which are adjusted based upon international interest rates.

The risks described above often increase in countries with emerging markets. For example, the ability of a foreign sovereign issuer, especially in an emerging market country, to make timely and ultimate payments on its debt obligations may be strongly influenced by the issuer’s balance of payments, including export performance, its access to international credit and investments, fluctuations of interest rates and the extent of its foreign reserves. If a deterioration occurs in the foreign country’s balance of payments, it could impose temporary restrictions on foreign capital remittances. In addition, there is a risk of restructuring certain foreign debt obligations that could reduce and reschedule interest and principal payments.

• Floating and Variable Rate Securities Risk—Floating and variable rate securities provide for adjustment in the interest rate paid on the obligations. The terms of such obligations typically provide that interest rates are adjusted based upon an interest or market rate adjustment as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event-based, such as based on a change in the prime rate. Because of the interest rate adjustment feature, floating and variable rate securities provide an investor with a certain degree of protection against rises in interest rates, although the investor will participate in any declines in interest rates as well. Generally, changes in

TIAA-CREF Lifestyle Funds  ■  Prospectus     65

interest rates will have a smaller effect on the market value of floating and variable rate securities than on the market value of comparable fixed-income obligations. Thus, investing in floating and variable rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed-income securities. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on a Fund’s ability to sell the securities at any given time. Such securities also may lose value.

• Income Volatility Risk—Income volatility refers to the degree and speed with which changes in prevailing market interest rates diminish the level of current income from a portfolio of fixed-income securities. The risk of income volatility is that the level of current income from a portfolio of fixed-income securities may decline in certain interest rate environments.

• Interest Rate Risk (a type of Market Risk)—The risk that the value or yield of fixed-income investments may decline if interest rates change. In general, when prevailing interest rates decline, the market values of outstanding fixed-income investments (particularly those paying a fixed rate of interest) tend to increase while yields on similar newly issued fixed-income investments tend to decrease, which could adversely affect a Fund’s income. Conversely, when prevailing interest rates increase, the market values of outstanding fixed-income investments (particularly those paying a fixed rate of interest) tend to decline while yields on similar newly issued fixed-income investments tend to increase. If a fixed-income investment pays a floating or variable rate of interest, changes in prevailing interest rates may increase or decrease the investment’s yield. Fixed-income investments with longer durations tend to be more sensitive to interest rate changes than shorter-term investments. Interest rate risk is generally heightened during periods when prevailing interest rates are low or negative. During periods of very low or negative interest rates, a Fund may not be able to maintain positive returns. As of the date of this Prospectus, interest rates in the United States and in certain foreign markets are at or near historic lows, which may increase a Fund’s exposure to risks associated with rising interest rates. In general, changing interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility.

• Senior Loan Risk—Many senior loans are rated lower than investment grade, or considered to be of comparable credit risk, so they present credit risk comparable to high-yield securities. While backed by collateral, the value of the collateral may not equal a Fund’s investment and may be hard to sell, so the liquidation of the collateral may not satisfy the borrower’s obligation to the Fund in the event of non-payment of scheduled interest or principal. Senior loans also expose a Fund to call risk and illiquid investments risk. There is no organized exchange or board of trade on which loans are traded; rather, they trade in an unregulated inter-dealer or inter-bank resale market, so the secondary market for senior loans can be limited. Trades can be

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infrequent and the values for senior loans may experience volatility. In some cases, negotiations for the sale or settlement of senior loans may require weeks to complete, which may impair a Fund’s ability to raise cash to satisfy redemptions, pay dividends, pay expenses or to take advantage of other investment opportunities in a timely manner. If an issuer of a senior loan prepays or redeems the loan prior to maturity, a Fund will have to reinvest the proceeds in other senior loans or instruments that may pay lower interest rates.

• U.S. Government Securities Risk—U.S. Treasury obligations and some obligations of U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Government. Other U.S. Government agencies or instrumentalities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer. No assurance can be given that the U.S. Government would provide financial support to its agencies or instrumentalities if not required to do so by law, and such agencies or instrumentalities may not have the funds to meet their payment obligations in the future. Therefore, securities issued by U.S. Government agencies or instrumentalities that are not backed by the full faith and credit of the U.S. Government may involve increased risk of loss of principal and interest. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

To the extent a Fund invests significantly in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, any market movements, regulatory changes or changes in political or economic conditions that affect the securities of the U.S. Government or its agencies or instrumentalities in which the Fund invests may have a significant impact on the Fund’s performance. Events that would adversely affect the market prices of securities issued or guaranteed by one U.S. Government agency or instrumentality may adversely affect the market prices of securities issued or guaranteed by other agencies or instrumentalities.

Active management risk

The risk that the performance of the Funds or the Underlying Funds that are actively managed, in whole or in part, reflects in part the ability of the portfolio manager(s) to make active, qualitative investment decisions that are suited to achieving the Funds’ or Underlying Funds’ investment objectives. As a result of investment selection or trade execution, a Fund or an Underlying Fund could underperform its respective benchmarks or other mutual funds with similar investment objectives.

Fund of funds risk

The ability of a Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds in which it invests to achieve their

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investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

Additional Risks of the Funds

In addition to the Funds’ principal risks noted above, below are some non-principal risks to which the Funds may have exposure depending upon their particular allocation to the various Underlying Funds (in the following risks descriptions “Fund” may refer to a Fund, an Underlying Fund or both):

• Counterparty and Third Party Risk—Transactions involving a counterparty to a derivative or other instrument, or to a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction. If a counterparty defaults, the Fund may have contractual remedies but the Fund may be unable to enforce them due to the application of bankruptcy, insolvency and other laws affecting the rights of creditors. Counterparty risk is still present even if a counterparty’s obligations are secured by collateral because, for example, the Fund’s interest in collateral may not be perfected or additional collateral may not be promptly posted as required. The Fund is also subject to counterparty risk to the extent it executes a significant portion of its securities or derivatives transactions through a single broker, dealer, or futures commission merchant.

• Currency Management Strategies Risk—Currency management strategies, including forward currency contracts, may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as Advisors expects. In addition, currency management strategies, to the extent that such strategies reduce the Fund’s exposure to currency risks, may also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates. There is no assurance that Advisors’ use of currency management strategies will benefit the Fund or that they will be, or can be, used at appropriate times. Furthermore, there may not be a perfect correlation between the amount of exposure to a particular currency and the amount of securities in the portfolio denominated in that currency. Currency markets are generally less regulated than securities markets. Derivatives transactions, especially forward currency contracts and currency-related futures contracts and swap agreements, may involve significant amounts of currency management strategies risk. The Fund’s ability to use derivative instruments to manage currency exposure may also be altered or constrained by pending SEC regulations, if such regulations are adopted as proposed.

• Currency Risk—The risk of a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that foreign currency. The overall impact on the Fund’s holdings can be significant and long lasting depending on the currencies

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represented in the portfolio, how each currency appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Foreign currency exchange rates may fluctuate significantly over short periods of time, particularly with respect to emerging markets currencies. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or by currency controls or political developments.

• Current Income Risk—The risk that the income a Fund receives may fall as a result of a decline in interest rates.

• Downgrade Risk—The risk that securities are subsequently downgraded should Advisors and/or rating agencies believe the issuer’s business outlook or creditworthiness has deteriorated. If this occurs, the values of these investments may decline, or it may affect the issuer’s ability to raise additional capital for operational or financial purposes and increase the chance of default, as a downgrade may be seen in the financial markets as a signal of an issuer’s deteriorating financial position.

• Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, share prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may be less liquid than those of issuers in more developed countries. In addition, foreign investors such as a Fund are subject to a variety of special restrictions in many emerging market countries.

• Enhanced Index Risk—Certain Funds that are enhanced index funds may underperform their benchmark indices. Unlike a mutual fund, the returns of an index are not reduced by investment and other operating expenses, and therefore, the ability of an enhanced index fund to match the performance of its index is adversely affected by the costs of buying and selling investments as well as other expenses. In addition, seeking enhanced results relative to an index may cause an enhanced index fund to actually underperform its respective index.

• Illiquid Investments Risk—The risk that illiquid investments may be difficult to sell for the value at which they are carried, if at all, or at any price within the desired time frame. Illiquid investments are those that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value at which a Fund has valued the investment. A Fund’s investments in illiquid investments may reduce the returns of the Fund because it may be unable to sell the illiquid investment at an advantageous time or price, which could prevent the Fund from taking advantage of other investment opportunities. Redemption requests could require a Fund to sell illiquid investments at reduced prices or under unfavorable conditions. Illiquid investments may trade less frequently, in lower quantities and/or at a

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discount as compared to more liquid investments, which may cause a Fund to receive distressed prices and incur higher transaction costs when selling such investments. Securities that are liquid at the time of purchase may subsequently become illiquid due to events such as adverse developments for an issuer, industry-specific developments, market events, rising interest rates, changing economic conditions or investor perceptions and geopolitical risk.

• Industry/Sector Concentration Risk—The risk that focusing on investment in specific industries or sectors makes a fund more vulnerable to developments particularly affecting those industries or sectors than a more broadly diversified fund would be. Financial instruments of companies in the same industry or sector may decline in price at the same time due to market conditions, interest rates or economic, regulatory, financial or industry/sector specific developments since these companies may share common characteristics and are more likely to react similarly to industry/sector specific market or economic developments. In addition, at times, a small number of companies may represent a large portion of a single industry or sector, and these companies can be sensitive to adverse economic, regulatory or financial developments.

• Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time. In times of market turmoil, perceptions of an issuer’s credit risk can quickly change and even large, well-established issuers may deteriorate rapidly with little or no warning.

• Large-Cap Risk—The risk that, by focusing on securities of larger companies, a Fund may have fewer opportunities to identify securities that the market misprices and that these companies may grow more slowly than the economy as a whole or not at all. Also, larger companies may fall out of favor with the investing public as a result of market, political and economic conditions, including for reasons unrelated to their businesses or economic fundamentals.

• Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—Trading activity in fixed-income investments in which a Fund invests may be dramatically reduced or cease at any time, whether due to general market turmoil, limited dealer capacity, problems experienced by a single company or a market sector or other factors. In such cases, it may be difficult for a Fund to properly value assets represented by such investments. In addition, a Fund may not be able to purchase or sell a security at a price deemed to be attractive, if at all, which may inhibit a Fund from pursuing its investment strategies or negatively impact the values of portfolio holdings. Further, an increase in interest rates or other adverse conditions (e.g., inflation/deflation, increased selling of fixed-income investments across other pooled investment vehicles or accounts, changes in investor

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perception or changes in government intervention in the markets) may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain Fund investments, adversely affect values of portfolio holdings and increase the Fund’s costs. If dealer capacity in fixed-income markets is insufficient for market conditions, this has the potential to further inhibit liquidity and increase volatility in the fixed-income markets. Certain fixed-income investments with longer durations or maturities may face heightened levels of liquidity risk.

• Mid-Cap Risk—Securities of medium-sized companies may experience greater fluctuations in price than the securities of larger companies. From time to time, medium-sized company securities may have to be sold at a discount from their current market prices or in small lots over an extended period, since they may be harder to sell than larger-cap securities. In addition, it may be difficult to find buyers for securities of medium-sized companies that a Fund wishes to sell when the company is not perceived favorably in the marketplace or during periods of poor economic or market conditions. Such companies may be subject to certain business risks due to their smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The costs of purchasing and selling securities of medium-sized companies may be greater than those of more widely traded securities.

• Mortgage Roll Risk—The risk that Advisors will not correctly predict mortgage prepayments and interest rates, which will diminish the investment performance of a Fund compared with what such performance would have been without the use of the strategy.

• Non-Diversification Risk—Certain Funds are considered to be “non-diversified,” which means that they can invest a greater percentage of their assets in a single issuer than a “diversified” fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss in value of a particular investment may have a greater effect on a Fund’s return since it may represent a larger portion of the Fund’s total portfolio assets, which could lead to greater volatility in a Fund’s returns.

• Non-Investment-Grade Securities Risk—Issuers of non-investment-grade securities, which are usually called “high-yield” or “junk bonds,” are typically in weaker financial health and such securities can be harder to value and sell and their prices can be more volatile than more highly rated securities. While these securities generally have higher rates of interest, they also involve greater risk of default than do securities of a higher-quality rating.

• Portfolio Turnover Risk—In pursuing its investment objectives, the Fund may engage in trading that results in a high portfolio turnover rate, which may vary greatly from year to year, as well as within a given year. A higher portfolio turnover rate may result in correspondingly greater transactional expenses that are borne by the Fund. Such expenses may include bid-ask spreads, dealer mark-ups, and other transactional costs on the sale of

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securities and reinvestment in other securities, and may result in the realization of taxable capital gains (including short-term gains, which are generally taxed to shareholders as ordinary income). These costs, which are not reflected in annual fund operating expenses or in the example thereunder, may affect the Fund’s performance.

• Prepayment Risk—The risk that, during periods of falling interest rates, borrowers may pay off their mortgage loans sooner than expected, forcing a Fund to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in income. These risks are normally present in mortgage-backed securities and other asset-backed securities. For example, homeowners have the option to prepay their mortgages. Therefore, the duration of a security backed by home mortgages can shorten depending on homeowner prepayment activity. A rise in the prepayment rate and the resulting decline in duration of fixed-income securities held by a Fund can result in losses to investors in the Fund.

• Quantitative Analysis Risk—The risk that securities selected for funds that are actively managed, in whole or in part, according to a quantitative analysis methodology can perform differently from the market as a whole based on the model and the factors used in the analysis, the weight placed on each factor and changes in the factor’s historical trends. Because such models are based on assumptions of these and other market factors, the models may not take into account certain factors, or perform as intended, and may result in a decline in the value of the Fund’s portfolio.

• Small-Cap Risk—Securities of small-sized companies may experience greater fluctuations in price than the securities of larger companies. The securities of small-sized companies are often less liquid than those of larger, more established companies. The number of small-sized companies whose securities are listed on securities exchanges has been declining while investor demand for the securities of such issuers has been increasing, in each case relative to historical trends, which may increase the Fund’s exposure to illiquid investments risk. As a result, the Fund’s investments in the securities of small-sized companies may be difficult to purchase or sell at an advantageous time or price, which could prevent the Fund from taking advantage of investment opportunities. From time to time, small-sized company securities may have to be sold at a discount from their current market prices or in small lots over an extended period, since they may be harder to sell than larger-cap securities. In addition, it may be difficult to find buyers for securities of small-sized companies that a Fund wishes to sell when the company is not perceived favorably in the marketplace or during periods of poor economic or market conditions. Such companies may be subject to certain business risks due to their smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The costs of purchasing and selling securities of small-sized companies may be greater than those of more widely traded securities.

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• Sovereign Debt Risk—The risk that the issuer of non-U.S. sovereign debt or the governmental authorities that control the repayment of such debt may be unable or unwilling to repay principal or interest when due. This may result from political or social factors, the general economic environment of a country, levels of foreign debt or foreign currency exchange rates, among other possible reasons. To the extent the issuer or controlling governmental authority is unable or unwilling to repay principal or interest when due, a Fund may have limited recourse to compel payment in the event of default.

• Special Risks of Investing in Natural Resources Investments—Exposure to natural resources investments may subject a Fund to greater volatility than more traditional investments. The value of natural resources and their related financial instruments may fluctuate widely based on a variety of factors, including changes in overall market conditions, political and economic events and policies, war, terrorism and changes in interest or inflation rates. Prices of various natural resources may also be affected by factors such as drought, floods, weather, embargoes, taxes, levies and other regulatory developments, as well as by fluctuations in supply and demand and disruptions in both producing and consuming countries. Certain natural resources may be produced in limited quantities, in limited areas or by a limited number of producers. As a result, events related to such areas or producers could have a disproportionate impact on the prices of such natural resources.

Additionally, a Fund’s direct investment in natural resources may be subject to greater business and financial risk than other investments if there is no readily available market for such natural resources. There may also be enhanced costs with taking custody of and protecting such natural resources than in the case of financial instruments.

• Special Risks Relating to Inflation-Indexed Bonds—The risk that market values of inflation-indexed investments held by the Fund may be adversely affected by a number of factors, including changes in the market’s inflation expectations, changes in real rates of interest or declines in inflation (or deflation). There is a risk that interest payments in inflation-indexed investments may fall because of a decline in inflation (or deflation). In addition, the Consumer Price Index for All Urban Consumers (CPI-U) may not accurately reflect the true rate of inflation. If the market perceives that any of these events have occurred, then the market value of those investments could be adversely affected.

• Special Situation Risk—Stocks of companies involved in acquisitions, consolidations, tender offers or exchanges, takeovers, reorganizations, mergers and other special situations can involve more risk than ordinary securities due to the high degree of uncertainty associated with such events. If the anticipated benefits of such developments do not ultimately materialize, the value of a special situation company may decline. As a result, the prices of securities of these companies can be more volatile than

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the prices of securities of similar companies, resulting in permanent loss of capital. Also, transactions may take longer than originally anticipated, resulting in lower annualized returns than contemplated at the time of investment. The following types of companies are more likely to experience special situations: smaller companies, emerging growth companies, and early development stage companies. Also, companies with any of the following characteristics are more likely to experience special situations: participating in an initial public offering, operating at a loss, or having little or no revenue history.

• Style Risk—A Fund that uses either a growth investing or a value investing style entails the risk that equity securities representing either style may be out of favor in the marketplace for various periods of time, and result in underperformance relative to the broader market sector or significant declines in the Fund’s portfolio value.

• Risks of Growth Investing—Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For example, the price of a growth stock may experience a larger decline on a forecast of lower earnings, or a negative event or market development, than would a value stock. Because the value of growth companies is often a function of their expected earnings growth, there is a risk that such earnings growth may not occur or cannot be sustained.

• Risks of Value Investing—Securities believed to be undervalued are subject to the risks that: (1) the issuer’s potential business prospects are not realized; (2) their potential values are never recognized by the market; and (3) due to unanticipated or unforeseen problems associated with the issuer or industry, they were appropriately priced when acquired and therefore do not perform as anticipated.

In addition to the investment risks set forth above, there are other risks associated with investing in the Funds and their investments that are discussed elsewhere in the Funds’ Prospectus and in the Funds’ SAI. There can be no assurances that a Fund will achieve its investment objective. You should not consider any Fund to be a complete investment program.

Additional information on investment strategies and risks of the Funds and Underlying Funds

The Equity Funds

The Underlying Funds of the Trust that invest primarily in equity securities—the Growth & Income Fund, the Mid-Cap Growth Fund, the Mid-Cap Value Fund, the Enhanced Large-Cap Growth Index Fund, the Enhanced Large-Cap Value Index Fund, the Large-Cap Growth Fund, the Large-Cap Value Fund, the Small-Cap Equity Fund, the International Equity Fund, the International Opportunities Fund, the Enhanced International Equity Index Fund, the Global Natural Resources

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Fund, the Emerging Markets Equity Fund and the Small/Mid-Cap Equity Fund (collectively, the “Equity Funds”)—may also invest in short-term debt securities of the same type as those held by the TIAA-CREF Money Market Fund and other kinds of short-term instruments. These short-term investments help the Equity Funds maintain liquidity, use cash balances effectively, and take advantage of attractive investment opportunities. The Equity Funds also may invest up to 20% of their assets in fixed-income securities. The Equity Funds may also manage cash by investing in money market funds or other short-term investment company securities.

Each Fund and/or Equity Fund may write (sell) call options, including covered call options, and purchase put options, to try to enhance income, reduce portfolio volatility and protect gains in its portfolio. Such options may include put and call options on securities of the types in which a Fund or an Equity Fund may invest and on securities indices composed of such securities. In writing (selling) call options, a Fund or an Equity Fund may give up the opportunity to profit on a security if the market price of the security rises and the option is exercised and, conversely, the premiums received from call options sold may not reduce the extent of a Fund’s or an Equity Fund’s losses during periods of market decline. In purchasing call and put options, a Fund or an Equity Fund may purchase a call or put option that expires with no value due to the market price of the security remaining below or above, as applicable, the strike price of the option. In such an event, a Fund or an Equity Fund would lose the value of the premium paid for the call or put option but would also receive no economic benefit from the purchase or sale, as applicable, of the security. The Funds and the Equity Funds can also write (sell) put options. In writing put options, a Fund or an Equity Fund may experience losses on a security if the market price of the security declines and the option is exercised and, conversely, the premiums received from the put options sold may not reduce the extent of a Fund’s or an Equity Fund’s losses during periods of market decline.

In addition, each Fund and/or Equity Fund may buy and sell futures contracts on securities indices composed of securities of the types in which it may invest, and put and call options on such futures contracts. Each Fund and/or Equity Fund may use such futures contracts and options on futures contracts for hedging or cash management purposes, or to seek increased total return. Futures contracts permit a Fund and/or an Underlying Fund to gain exposure to groups of securities and thereby have the potential to earn returns that are similar to those that would be earned by direct investments in those securities or instruments.

Where appropriate futures contracts do not exist, or if Advisors deems advisable for other reasons, a Fund and/or an Equity Fund may invest in investment company securities, such as exchange-traded funds (“ETFs”). A Fund and/or an Equity Fund may also invest in ETFs as well as exchange-traded notes (“ETNs”) for cash management purposes or other purposes, including to gain exposure to certain sectors or securities that are represented by ownership in

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ETFs. ETFs and ETNs will be subject to the risks associated with the types of asset classes, securities or sectors that they track, while ETNs, which are structured as fixed-income obligations, will also be subject to the general risks of fixed-income securities, including credit risk. When an Equity Fund or a Fund invests in ETFs, ETNs or other Underlying Funds that are not offered by the Trust (“Unaffiliated Underlying Funds”), it will bear a proportionate share of expenses charged by the investment company in which the Equity Fund or the Fund invests. An ETF may trade at a premium or discount to NAV. In seeking to manage currency exposure, the Funds and/or the Equity Funds may also enter into forward currency contracts and currency swaps and may buy or sell put and call options and futures contracts on foreign currencies.

The Funds and the Equity Funds can also invest in derivatives and other similar financial instruments, such as equity swaps (including contracts for difference (“CFD”), an arrangement where the return is linked to the price movement of an underlying security or a stock market index) and equity-linked fixed-income securities, so long as these derivatives and financial instruments are consistent with a particular Fund’s investment objective, restrictions and policies and current regulations.

The Fixed-Income Funds

The Underlying Funds of the Trust that invest primarily in fixed-income securities—the Bond Fund, the Bond Plus Fund, the High-Yield Fund, the Short-Term Bond Fund and the International Bond Fund (collectively, the “Fixed-Income Funds”)—may make certain other investments, but not as principal strategies. For example, the Fixed-Income Funds may invest in interest-only and principal-only mortgage-backed securities. These instruments have unique characteristics and are more sensitive to prepayment risk and extension risk than traditional mortgage-backed securities. Similarly, the Fixed-Income Funds may also buy and sell put and call options, futures contracts, and options on futures. The Fixed-Income Funds intend to use options and futures primarily as a hedging technique or for cash management as well as risk management. In seeking to manage currency risk, the Fixed-Income Funds can also enter into forward currency contracts, and buy or sell options and futures on foreign currencies, or enter into foreign currency contracts. The Fixed-Income Funds can also buy and sell swaps and options on swaps, so long as these are consistent with each Fixed-Income Fund’s investment objective, restrictions and policies, as well as current regulations.

Derivatives risks

The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments to which the derivatives relate. Derivatives such as swaps are subject to risks such as liquidity risk, interest rate risk, market risk, and credit risk. These derivatives involve the risk of mispricing or improper valuation and the

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risk that the prices of certain options, futures, swaps (including credit default swaps), forwards and other types of derivative instruments, and their prices, may not correlate perfectly with the prices or performance of the underlying security, currency, rate, index or other asset. Certain derivatives present the risk of default by the other party to the contract, and some derivatives are, or may suddenly become, illiquid. Some of these risks exist for futures and options which may trade on established markets. Unanticipated changes in interest rates, securities prices or currency exchange rates may result in poorer overall performance of a Fund than if it had not entered into derivatives transactions. The potential for loss as a result of investing in derivatives, and the speed at which such losses can be realized, can be greater than investing directly in the underlying security or other instrument. Derivative investments can create leverage by magnifying investment losses or gains, and the Fund and the Underlying Fund could lose more than the amount invested. Investment returns could depend primarily upon the performance of securities that the Fund or the Underlying Fund does not own. Changes in regulation relating to a mutual fund’s use of derivatives could potentially limit or impact an Underlying Fund’s or a Fund’s ability to invest in derivatives and adversely affect the value or performance of derivatives, the Underlying Funds and the Fund.

Investments for temporary defensive purposes

Each Fund, as well as each Underlying Fund, may, for temporary defensive purposes, invest all of its assets in cash and money market instruments, including, for the Funds, the Money Market Fund. In doing so, the Fund and the Underlying Fund may be successful in reducing market losses but may otherwise fail to achieve their respective investment objectives.

Portfolio holdings

A description of the Funds’ policies and procedures with respect to the disclosure of their portfolio holdings is available in the Funds’ SAI.

Portfolio turnover

While each Fund will normally seek to invest in Underlying Funds for the long term, it may frequently rebalance those holdings with the goal of staying close to its projected target allocations. Therefore, a Fund may sell shares of Underlying Funds regardless of how long they have been held. Although a Fund bears no brokerage commissions when it buys or sells shares of Underlying Funds of the Trust, it may bear transaction costs, including brokerage commissions, when it transacts in shares of Unaffiliated Underlying Funds. A “high portfolio turnover rate” for a Fund with respect to its holdings of Unaffiliated Underlying Funds generally will result in greater transaction costs, including brokerage commissions or bid-ask spreads, borne by the Funds and, ultimately, by shareholders. The portfolio turnover rates of the Funds during recent fiscal periods are provided in the Financial highlights. The Funds are not subject to a

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specific limitation on portfolio turnover and are generally not managed to minimize tax burdens of shareholders.

An Underlying Fund that engages in active and frequent trading of portfolio securities will have a correspondingly higher portfolio turnover rate. A high portfolio turnover rate for an Underlying Fund generally will result in greater transaction costs, including brokerage commissions or bid-ask spreads, borne by the Underlying Fund and, ultimately, by Fund shareholders. Also, Underlying Funds with high turnover rates may be more likely to generate capital gains that must be distributed to the Funds, and ultimately to Fund shareholders, as taxable income. None of the Underlying Funds of the Trust is subject to a specific limitation on portfolio turnover, and securities of each Underlying Fund may be sold at any time such sale is deemed advisable for investment or operational reasons.

Share classes

Each Fund may offer Institutional, Advisor, Premier, Retirement and Retail Class shares in this Prospectus. Each Fund’s investments are held by the Fund as a whole, not by a particular share class, so an investor’s money will be invested the same way no matter which class of shares is held. However, there are differences among the fees and expenses associated with each class and not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Please contact us if you have questions or would like assistance in determining which class is right for you.

Management of the Funds

The Funds’ investment adviser

Advisors manages the assets of the Trust, under the supervision of the Board of Trustees. Advisors is an indirect wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). TIAA is a life insurance company founded in 1918 by the Carnegie Foundation for the Advancement of Teaching and is the companion organization of College Retirement Equities Fund (“CREF”), the first company in the United States to issue a variable annuity. Advisors is registered as an investment adviser with the SEC under the Investment Advisers Act of 1940. Advisors also manages the investments of TIAA Separate Account VA-1 and TIAA-CREF Life Funds. Through an affiliated investment adviser, TIAA-CREF Investment Management, LLC (“TCIM”), certain personnel of Advisors also manage the investment accounts of CREF. As of June 30, 2016, Advisors and TCIM together had approximately $308 billion of registered investment company assets under management. Advisors is located at 730 Third Avenue, New York, NY 10017-3206.

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TIAA entities sponsor an array of financial products for retirement and other investment goals. For some of these products, for example, the investment accounts of CREF, TIAA or its subsidiaries perform services “at-cost.” The Funds offered in the Prospectus, however, pay the management fees and other expenses that are described in the tables of fees and expenses in this Prospectus. The management fees paid by the Funds to Advisors are intended to compensate Advisors for its services to the Funds and are not limited to the reimbursement of Advisors’ costs. Thus, under this arrangement, Advisors can earn a profit or incur a loss on the services which it renders to the Funds. The Funds also pay Advisors for certain administrative services that Advisors provides to the Funds on an at-cost basis.

Advisors manages the assets of the Funds pursuant to an investment management agreement with the Trust (the “Management Agreement”). Advisors’ duties under the Management Agreement include, among other things, providing the Funds with investment research, advice and supervision; furnishing an investment program for the Funds; determining which securities or other investments to purchase, sell or exchange; and providing or obtaining any other necessary services to manage, acquire or dispose of securities, cash or other investments. Advisors also supervises and acts as liaison among the various service providers to the Funds, such as the custodian and transfer agent.

Investment management fees

Under the terms of the Management Agreement, Advisors receives a fee at an annual rate of 0.10% of the average daily net assets of each Fund. Advisors also receives management fees as the investment adviser to the Underlying Funds.

Each Fund also pays Advisors for certain administrative services Advisors provides to the Funds on an at-cost basis.

A discussion regarding the basis for the Board of Trustees’ most recent approval of each Fund’s Management Agreement is available in the Funds’ annual shareholder report for the fiscal period ended May 31, 2016. For a free copy of the Funds’ shareholder report, please call 800-842-2252, visit the Funds’ website at www.tiaa.org or visit the SEC’s website at www.sec.gov.

Portfolio management team

The Funds are managed by a team of managers, whose members are responsible for the day-to-day management of the Funds, with expertise in the area applicable to the Funds’ investments. Certain team members are, for example, principally responsible for selecting appropriate investments for the Funds and others are principally responsible for asset allocation. The following is a list of members of the management team primarily responsible for managing each Fund’s investments, along with their relevant experience. The members of the management team may change from time to time.

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Name & Title	Portfolio Role/ Coverage/ Expertise/Specialty	Experience Over Past Five Years	Total Experience (since dates specified below)
			At TIAA	Total	On Team

Lifestyle Funds
John M. Cunniff, CFA Managing Director	Asset Allocation (allocation strategies)	Advisors, TCIM and other advisory affiliates of TIAA—2006 to Present (quantitative portfolio manager)	2006	1992	2011

Hans L. Erickson, CFA Managing Director	Asset Allocation (general oversight)	Advisors, TCIM and other advisory affiliates of TIAA—1996 to Present (oversight and management responsibility for all asset allocation funds; oversight for quantitative equity strategies and equity index funds prior to 2011)	1996	1988	2011

The Funds’ SAI provides additional disclosure about the compensation structure for the Funds’ portfolio managers, the other accounts they manage, total assets in those accounts and potential conflicts of interest, as well as the portfolio managers’ ownership of shares of the Funds they manage.

Other services

Under the terms of the Administrative Services Agreement with the Trust, responsibility for payment of expenses relating to oversight and performance of certain services, including transfer agency, dividend disbursing, accounting, administrative, compliance and shareholder services, is allocated directly either to the Funds or to Advisors.

For Advisors’ provision of such administrative, compliance and other services to the Funds under the Administrative Services Agreement, the Fund pays to Advisors at the end of each calendar month the allocated costs of such services as determined under the TIAA cost allocation methodology then in effect.

For Retirement Class shares of the Funds, the Funds have a separate service agreement with Advisors (the “Retirement Class Service Agreement”) pursuant to which Advisors provides or arranges for the provision of administrative and shareholder services for Retirement Class shares, including services associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Under the Retirement Class Service Agreement, the Retirement Class of each Fund pays a monthly fee to Advisors at an annual rate of 0.25% of average daily net assets, which is reflected as part of “Other expenses” in the “Fees and expenses” section of this Prospectus. Advisors may rely on affiliated or unaffiliated persons to fulfill its obligations under the Retirement Class Service Agreement.

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Distribution and service arrangements

All classes

Teachers Personal Investors Services, Inc. (“TPIS”) distributes each class of Fund shares. TPIS may enter into agreements with other intermediaries, including its affiliated broker-dealer, TIAA-CREF Individual & Institutional Services, LLC (“Services”), to offer and sell shares of the Funds. For Premier Class and Retail Class shares, TPIS may utilize some or all of the Rule 12b-1 plan fees it receives from Premier Class and Retail Class shares to pay such other intermediaries for services provided in connection with the sale, promotion and/or servicing of Premier Class and Retail Class shares, respectively.

Additional information about payments to intermediaries appears in the Funds’ SAI.

Other payments by the Funds

Institutional Class

More information about the Funds’ distribution and services arrangements for Institutional Class shares appears in the Funds’ SAI.

Advisor Class

In addition to the fees the Funds pay to their transfer agent, TPIS or Advisors, on behalf of the Advisor Class of the Funds, the Funds may enter into agreements with financial intermediaries pursuant to which the Funds will pay financial intermediaries for administrative, networking, recordkeeping, sub-transfer agency and shareholder services. The Funds have adopted a Shareholder Servicing Plan (“Servicing Plan”) with respect to Advisor Class shares that has been approved by the Board of Trustees that outlines the types of services to be provided to the Funds by these financial intermediaries. The Servicing Plan also provides the maximum rates that the Funds may pay such financial intermediaries, which are generally based on: (1) an annual percentage of the average daily net assets of Fund shareholders serviced by a financial intermediary; or (2) a fixed dollar amount for each account serviced by a financial intermediary. The aggregate amount of these payments may be substantial and may vary significantly among intermediaries but will be limited by Advisors’ agreement to reimburse each Fund if total Advisor Class expenses (subject to certain exclusions) exceed certain specified amounts.

Premier Class

The Funds have adopted a distribution plan under Rule 12b-1 with respect to Premier Class shares under which the Funds pay TPIS an annual fee as compensation for TPIS’ or other entities’ services related to the sale, promotion and/or servicing of Premier Class shares.

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Under the plan, the Funds pay TPIS at the annual rate of up to 0.15% of average daily net assets attributable to Premier Class shares for distribution and promotion-related activities, as well as shareholder and account maintenance services, and TPIS may pay another entity for providing such services. Advisors, TPIS and their affiliates, at their own expense, may also pay for distribution, promotional and/or shareholder and account maintenance expenses of Premier Class shares. Because Rule 12b-1 plan fees are paid out of Premier Class assets on an ongoing basis, over time they will increase the cost of your investment in the Premier Class.

More information about the Funds’ distribution and services arrangements for Premier Class shares appears in the Funds’ SAI.

Retirement Class

More information about the Funds’ distribution and services arrangements for Retirement Class shares appears in the Funds’ SAI.

Retail Class

Each Fund has adopted a distribution plan under Rule 12b-1 with respect to Retail Class shares under which each Fund pays TPIS an annual fee as compensation for TPIS’ or other entities’ services related to the sale, promotion and/or servicing of Retail Class shares.

Under the plan, each Fund pays TPIS at the annual rate of up to 0.25% of average daily net assets attributable to Retail Class shares for distribution and promotion-related activities, as well as shareholder and account maintenance services, and TPIS may pay another entity for providing such services. Advisors, TPIS and their affiliates, at their own expense, may also pay for distribution, promotional and/or shareholder and account maintenance expenses of Retail Class shares. Because Rule 12b-1 plan fees are paid out of Retail Class assets on an ongoing basis, over time they will increase the cost of your investment in the Retail Class.

More information about the Funds’ distribution and services arrangements for Retail Class shares appears in the Funds’ SAI.

Other payments by TPIS, Advisors or their affiliates

In addition to the payments from the Funds made to financial intermediaries as previously described, TPIS, Advisors or their affiliates may from time to time make additional payments, out of their own resources, to certain financial intermediaries that sell shares of the TIAA-CREF Funds. These payments are often referred to as “revenue sharing.” These payments may be made in order to promote the sale and retention of Fund shares by intermediaries and their customers. The amounts of these distribution-related revenue sharing payments may vary by financial intermediary and, with respect to a given financial intermediary, are typically calculated by reference to the amount of the financial intermediary’s recent gross sales of TIAA-CREF Fund shares and/or total assets

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of TIAA-CREF Funds held by the intermediary’s customers. The level of distribution-related revenue sharing payments that TPIS, Advisors or their affiliates are willing to provide to a particular financial intermediary may be affected by, among other factors, the intermediary’s total assets held in and recent net investments into the TIAA-CREF Funds, the intermediary’s level of participation in TIAA-CREF Fund sales and marketing programs, the intermediary’s compensation program for its registered representatives who sell TIAA-CREF Fund shares and provide services to TIAA-CREF Fund shareholders, and the asset class of the TIAA-CREF Funds for which these payments are provided. The SAI contains additional information about these payments. TPIS may also make payments to financial intermediaries in connection with sales meetings, due diligence meetings, prospecting seminars and other meetings at which TPIS promotes its products and services. Payments to intermediaries may include payments to certain third-party broker-dealers and financial advisors, including fund supermarkets, to provide access to their fund distribution platforms.

In addition to revenue sharing payments to financial intermediaries related to distribution of the Funds’ shares, Advisors or its affiliates may also make revenue sharing payments out of their own assets to financial intermediaries as compensation for certain recordkeeping, shareholder communications and other account administration services provided to TIAA-CREF Fund shareholders who own their shares through these financial intermediaries’ accounts. These servicing-related revenue sharing payments are in addition to any applicable sub-transfer agency or similar fees paid to these financial intermediaries with respect to these services by the TIAA-CREF Funds out of Fund assets.

The amounts of revenue sharing payments to a financial intermediary could be significant, and may create an incentive for the intermediary or its representatives to recommend or offer shares of the Funds to you. The financial intermediary may elevate the prominence or profile of the Funds within the intermediary’s organization by, for example, placing the Funds on a list of preferred or recommended funds and/or granting TPIS, Advisors and/or their affiliates preferential or enhanced opportunities to promote the Funds in various ways within the intermediary’s organization.

Other arrangements

Advisors also pays Services and/or other intermediaries an administrative charge at an annual rate of 0.25% of average daily net assets attributable to Retirement Class shares to compensate such intermediaries for maintenance of Retirement Class shares held on their platforms.

Calculating share price

Each Fund determines its net asset value (“NAV”) per share, or share price, on each Business Day. The NAV for each Fund is calculated each Business Day

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as of the latest close of the regular (or core) trading session of the NYSE, NYSE Arca Equities or NYSE MKT (collectively, the “NYSE Exchanges”) (normally 4:00 p.m. Eastern Time or such earlier time that is the latest close of a regular (or core) trading session of any of the NYSE Exchanges). The Funds do not price their shares on days that are not a Business Day. The NAV per share for each class is determined by dividing the value of the Fund’s assets attributable to such class, less all liabilities attributable to such class, by the total number of shares of the class outstanding. The assets of each Fund consist primarily of shares of Underlying Funds, which are valued at their respective NAVs in the case of mutual funds. The values of any shares of Underlying Funds held by a Fund are based on the market value of the shares. Therefore, the share price of each of the Funds is determined based on the NAV per share or market value per share of each of its Underlying Funds (and the value of any other assets and liabilities of the Funds), subject to the fair value pricing procedures described below.

If a Fund invests in foreign securities that are primarily listed on foreign exchanges that trade on days when the Fund does not price its shares, the value of the foreign securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or redeem Fund shares. The value of the Fund’s investments denominated in foreign currencies is converted to U.S. dollars for purposes of determining the Fund’s NAV.

To value securities and other instruments held by the Underlying Funds (or the Fund, as applicable) of the Trust (other than for the Money Market Fund), such Underlying Funds (or Fund, as applicable) generally use market quotations or values obtained from independent pricing services to value such assets. If market quotations or values from independent pricing services are not readily available or are not considered reliable, the Underlying Funds of the Trust will use a security’s “fair value,” as determined in good faith using procedures approved by the Board of Trustees. Such Underlying Funds also use fair value if events that have a significant effect on the value of an investment (as determined in Advisors’ sole discretion) occur between the time when its price is determined and the time a Fund’s NAV is calculated. For example, a Fund might use a domestic security’s fair value when the exchange on which the security is principally traded closes early or when trading in the security is halted and does not resume before the Fund’s NAV is calculated. Like the Funds, the Underlying Funds of the Trust do not price their shares on dates when the NYSE Exchanges are closed. This remains the case for Underlying Funds of the Trust that invest in foreign securities that are primarily listed on foreign exchanges that trade on days when such Underlying Funds do not price their shares, even though such securities may continue to trade and their values may fluctuate when the NYSE Exchanges are closed. The use of fair value pricing can involve reliance on quantitative models or individual judgment, and may result in changes to the prices of portfolio securities that are used to calculate the NAV of an Underlying Fund of the Trust. Although the Underlying Funds of the Trust fair value portfolio securities on a security-by-security basis, those that hold foreign portfolio

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securities may see their portfolio securities fair valued more frequently than other Underlying Funds that do not hold foreign securities.

Fair value pricing of equity securities most commonly occurs with securities that are primarily traded outside of the United States. This may have the effect of decreasing the ability of market timers to engage in “stale price arbitrage,” which takes advantage of the perceived difference in price from a foreign market closing price. For these foreign securities, an Underlying Fund of the Trust uses a fair value pricing service approved by the Board of Trustees. This pricing service employs quantitative models to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE Exchanges. Fair value pricing is subjective in nature and the use of fair value pricing by the Underlying Fund may cause the NAV of the Underlying Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the foreign exchange on which a portfolio security is primarily traded.

While using a fair value price for foreign securities is intended to decrease the ability of market timers to make money by exchanging into or out of an affected Underlying Fund to the detriment of longer-term shareholders, it may reduce some of the certainty in pricing obtained by using actual market close prices.

Fixed-income securities, including money market instruments (other than those held by a money market Underlying Fund of the Trust), are valued using market quotations, independent pricing sources or values derived from a pricing matrix that has various types of the applicable fixed-income instrument along one axis and various maturities along the other. The use of a price derived from a pricing matrix is a method of fair value pricing.

The Fund will use fair value, as determined under its fair value procedures, to the extent that the value of any of its investments, including any Underlying Funds, are unavailable or not considered reliable.

Dividends and distributions

Each Fund expects to declare and distribute to shareholders substantially all of its net investment income and net realized capital gains, if any. The amount distributed will vary according to the income received from investments held by a Fund and capital gains realized from the sale of investments. Each Fund plans to pay dividends according to the following schedule:

Annually: Lifestyle Aggressive Growth Fund and Lifestyle Growth Fund

Quarterly: Lifestyle Conservative Fund, Lifestyle Moderate Fund and Lifestyle Income Fund

Each Fund intends to pay net capital gains, if any, annually. Dividends and capital gains can be paid in cash or reinvested. If you have elected to receive your distributions in cash and the distribution amount is less than $10, then the amount will be automatically reinvested in the Fund and no check will be issued. If the postal service is unable to deliver checks to your address of record, or the

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distribution check remains outstanding for six months or more, then the Funds reserve the right to reinvest the distribution check into your account using the Fund’s current NAV and to change your distribution option to reinvestment. No interest will accrue on amounts represented by uncashed distribution checks.

Dividends and capital gain distributions paid to shareholders who hold their shares through a TIAA-administered retirement plan or custody account will automatically be reinvested in additional shares of the same class of the particular Fund. All other shareholders may elect from the following distribution options (barring any restrictions from the intermediary or plan through which such shares are held):

1. Reinvestment option, same Fund. Your dividend and capital gain distributions are automatically reinvested in additional shares of the same share class of the Fund. Unless you elect otherwise, this will be your default distribution option.

2. Reinvestment option, different Fund. Your dividend and capital gain distributions are automatically reinvested in additional shares of the same share class of another fund in which you already hold shares.

3. Income-earned option. Your long-term capital gain distributions are automatically reinvested, but you will be sent a check for each dividend and short-term capital gain distribution.

4. Capital gains option. Your dividend and short-term capital gain distributions are automatically reinvested, but you will be sent a check for each long-term capital gain distribution.

5. Cash option. A check will be sent for your dividend and each capital gain distribution.

On the Fund’s distribution date, the Fund makes distributions on a per share basis to the shareholders who hold and have paid for Fund shares on the record date. The Funds do this regardless of how long the shares have been held. This means that if you buy shares just before or on a record date, you will pay the full price for the shares and then you may receive a portion of the price back as a taxable distribution (see the discussion of “Buying a dividend” below under “Taxes”). Cash distribution checks will be mailed within seven days of the distribution date.

Shareholders who hold their shares through a variable insurance or annuity product, an employee benefit plan or through an intermediary may be subject to restrictions on their distribution payment options imposed by the product, plan or intermediary. Please contact the variable insurance or annuity product issuer or your plan sponsor or intermediary for more details.

Taxes

As with any investment, you should consider how your investment in a Fund will be taxed.

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Taxes on dividends and distributions. Unless you are tax-exempt or hold Fund shares in a tax-deferred account, you are subject to federal income tax on dividends and taxable distributions each year. Your dividends and taxable distributions generally are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in October, November or December of a year and paid in January of the following year are taxable as if they were paid on December 31 of the prior year.

For federal tax purposes, income and short-term capital gain distributions from a Fund are taxed as ordinary income, and long-term capital gain distributions are taxed as long-term capital gains. Every January, a statement showing the taxable distributions paid to you in the previous year from a Fund will be sent to you and the Internal Revenue Service (“IRS”) (for taxable accounts only). Whether or not a capital gain distribution is considered long-term or short-term depends on how long the Fund held the securities the sale of which led to the gain.

A portion of ordinary income dividends paid by a Fund to individual investors may constitute “qualified dividend income” that is subject to the same maximum tax rates as long-term capital gains. The portion of a dividend that will qualify for this treatment will depend on the aggregated qualified dividend income received by a Fund. Notwithstanding this, certain holding period requirements with respect to a shareholder’s shares in a Fund may apply to prevent the shareholder from treating any portion of a dividend as “qualified dividend income.” Additional information about this can be found in the Funds’ SAI.

Taxes on transactions. Unless a transaction involves Fund shares held in a tax-deferred account, redemptions (sales), including exchanges to other funds, may also give rise to capital gains or losses. The amount of any capital gain or loss will be the difference, if any, between the adjusted cost basis of your shares and the price you receive when you sell or exchange them. In general, a capital gain or loss will be treated as a long-term capital gain or loss if you have held your shares for more than one year.

Each Fund is required to report to the IRS and furnish to certain Fund shareholders the cost basis information for sale transactions of shares purchased on or after January 1, 2012. Shareholders may elect to have one of several cost basis methods applied to their account when calculating the cost basis of shares sold, including average cost, “first-in, first-out” (“FIFO”), or some other specific identification method. Unless you instruct otherwise, each Fund will use average cost as its default cost basis method, and will treat sales as first coming from shares purchased prior to January 1, 2012. If average cost is used for a shareholder’s first sale of the Fund shares covered by these new rules, the shareholder may only use an alternative cost basis method for shares purchased prospectively. Fund shareholders should consult with their tax advisors to determine the best cost basis method for their tax situation.

For shares you sell that were purchased prior to January 1, 2012, you will be sent a statement showing how many shares you sold and at what price. However, the statement will not include cost basis information and will not be furnished to

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the IRS. You or your tax preparer must determine whether this sale resulted in a capital gain or loss and the amount of tax to be paid on any gain. Be sure to keep your regular account statements; the information they contain will be essential in calculating the amount of your capital gains or losses.

Backup withholding. If you fail to provide a correct taxpayer identification number or fail to certify that it is correct, the Funds are required by law to withhold 28% of all the distributions and redemption proceeds paid from your account. The Funds are also required to begin backup withholding if instructed by the IRS to do so.

Buying a dividend. If you buy shares just before a Fund deducts a distribution from its NAV, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution. This is referred to as “buying a dividend.” For example, assume you bought shares of a Fund for $10.00 per share the day before the Fund paid a $0.25 dividend. After the dividend was paid, each share would be worth $9.75, and, unless you hold your shares through a tax-deferred arrangement such as a 401(a), 401(k) or 403(b) plan or an IRA, you will have to include the $0.25 dividend in your gross income for tax purposes.

Effect of foreign taxes. Foreign governments may impose taxes on a Fund and its Underlying Funds and their investments and these taxes generally will reduce the Fund’s distributions. If the Fund qualifies to pass through a credit for such taxes paid and elects to do so, an offsetting tax credit or deduction may be available to you if you maintain a taxable account. If so, your tax statement will show more taxable income than was actually distributed by the Fund, but will also show the amount of the available offsetting credit or deduction.

Other restrictions. There are tax requirements that all mutual funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, a Fund or an Underlying Fund may have to limit its investment in some types of instruments.

Special considerations for certain institutional investors. If you are a corporate investor, a portion of the dividends from net investment income paid by a Fund may qualify for the corporate dividends-received deduction. The portion of the dividends that will qualify for this treatment will depend on the aggregate qualifying dividend income that the Fund receives from the Underlying Funds. Certain holding period and debt financing restrictions may apply to corporate investors seeking to claim the deduction.

Taxes related to employee benefit plans or IRAs. Generally, individuals are not subject to federal income tax in connection with shares held (or that are held on their behalf) in participant or custody accounts under Code section 401(a) employee benefit plans (including 401(k) and Keogh plans), Code section 403(b) or 457 employee benefit plans, or IRAs. Distributions from such plan participant or custody accounts may, however, be subject to ordinary income taxation in the year of the distribution. For information about the tax aspects of your plan or IRA

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or Keogh account, please consult your plan administrator, TIAA or your tax advisor.

Other tax matters. Certain investments of a Fund, including certain debt instruments, foreign securities and shares of other investment funds, could affect the amount, timing and character of distributions you receive and could cause a Fund to recognize taxable income in excess of the cash generated by such investments (which may require a Fund to liquidate other investments in order to make required distributions).

This information is only a brief summary of certain federal income tax information about your investment in a Fund. The investment may have state, local or foreign tax consequences, and you should consult your tax advisor about the effect of your investment in a Fund in your particular situation. Additional tax information can be found in the Funds’ SAI.

Your account: purchasing, redeeming
or exchanging shares

Fund shares offered in this Prospectus

The Funds offer five share classes: Retail, Retirement, Premier, Advisor and Institutional Class shares. Retail Class shares are available for purchase through certain financial intermediaries or by contacting the Funds directly at 800-223-1200 or www.tiaa.org. Retirement Class and Premier Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts. Advisor Class shares are available for purchase through certain financial intermediaries, employee benefit plans and insurance company separate accounts. Institutional Class shares are available for purchase directly from the Funds by certain eligible investors (which include employee benefit plans and financial intermediaries). Investors should note that certain account minimums may be required for purchasing Retail or Institutional Class shares.

Share class eligibility

Overview

Each of the Funds' share classes has certain eligibility requirements that apply when purchasing Fund shares. Eligibility to purchase a certain class of shares is generally based on the type of account being opened in a Fund as well as certain account minimums. In order to better understand the eligibility requirements outlined below, the following defined terms shall apply when used throughout this Prospectus.

Definitions

Financial Intermediary Accounts. These include accounts held through platforms, programs, plans and other similar entities, as well as omnibus

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accounts, on behalf of other investors. Additionally, Financial Intermediary Accounts may include, but are not limited to, the following:

• Employee Benefit Plans (as defined below);

• Certain custody accounts sponsored or administered by TIAA, or by other entities not affiliated with TIAA, that are established by individuals as IRAs pursuant to section 408 of the Code; and

• Wrap accounts or other such arrangements as may be offered by a financial advisor or other intermediary.

Employee Benefit Plans. These include accounts sponsored or administered by either TIAA and its affiliates or by other entities not affiliated with TIAA and that are established by or on behalf of employers, or the trustees of plans sponsored by employers, in connection with certain Employee Benefit Plans. Such Employee Benefit Plans include those described in sections 401(a) (including 401(k) and Keogh plans), 403(a), 403(b) or 457 of the Code. Shareholders investing through such Employee Benefit Plans may have to pay additional expenses related to the administration of such plans. The Advisor Class is not available to SEPs, SAR-SEPs, SIMPLE IRAs and Keogh plans.

Eligible Investors. These include both Financial Intermediary Accounts and Employee Benefit Plans.

Direct Purchasers. These accounts are opened directly with the transfer agent for the Funds, Boston Financial Data Services, Inc., and include the following: individual, financial advisor, domestic trust and joint accounts; Traditional IRAs and Roth IRAs; corporate and institutional accounts; custodial accounts for a minor child under the Uniform Gift to Minors Act (“UGMA”) or Uniform Transfer to Minors Act (“UTMA”); and Coverdell education savings accounts.

Eligibility—Retail Class and Institutional Class

Retail Class and Institutional Class shares are available for purchase by or through the following types of accounts:

• Direct Purchasers;

• Financial Intermediary Accounts;

• Other investment companies or pools;

• State-sponsored tuition savings plans (529) or healthcare saving accounts (HSA);

• Insurance company separate accounts advised by or affiliated with Advisors, or other affiliates of TIAA; and

• Other accounts, entities, programs, plans and categories of shareholders as may be approved by the Funds from time to time.

Eligibility—Retirement Class, Premier Class and Advisor Class

Retirement Class, Premier Class and Advisor Class shares are available for purchase by or through the following types of accounts:

• Financial Intermediary Accounts;

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• Other investment companies or pools;

• State-sponsored tuition savings plans (529) or healthcare saving accounts (HSA);

• Insurance company separate accounts advised by or affiliated with Advisors, or other affiliates of TIAA; and

• Other accounts, entities, programs, plans and categories of shareholders as may be approved by the Funds from time to time.

Account minimums

Investors should note that the following account minimums may be required for initial and subsequent purchases of Retail Class and Institutional Class shares:

• Retail Class shares: The minimum initial investment is $2,000 per Fund account for Traditional IRA, Roth IRA and Coverdell accounts and $2,500 for all other account types. Subsequent investments for all account types must be at least $100.

• Institutional Class shares: The minimum initial investment is $2 million per Fund account and the minimum subsequent investment is at least $1,000 unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Funds or their affiliates. Financial Intermediary Accounts where neither the investor nor the intermediary will receive, from the Funds or their affiliates, any commission payments, account servicing fees, recordkeeping fees, 12b-1 fees, sub-transfer agency fees, so called “finder’s fees,” administration fees or similar fees with respect to Institutional Class shares are not subject to initial purchase or subsequent investment minimums. Employee Benefit Plans, fee-based managed account programs (“wrap accounts”), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, thrifts, bank and trust companies that have entered into agreements to offer Institutional Class shares held in omnibus accounts on the books of the Funds are also exempt from initial and subsequent investment minimums.

The Funds have the discretion to waive or otherwise change the initial or subsequent minimum investment requirements at any time without any prior notice to shareholders. These minimum account requirements are discussed in more detail below.

There are no minimum account requirements, including initial or subsequent minimum investment requirements, for Retirement Class, Premier Class or Advisor Class shares.

All share classes

Each Fund reserves the right to determine in its sole discretion whether any potential investor is eligible to purchase Retail, Retirement, Premier, Advisor or

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Institutional Class shares. For more information with regard to Retail Class shares, please call the Funds at 800-223-1200, Monday through Friday, from 8:00 a.m. to 10:00 p.m. Eastern Time. For more information with regard to Retirement, Premier, Advisor or Institutional Class shares, please contact your financial intermediary or you may call the Funds at 800-842-2252, Monday through Friday, from 8:00 a.m. to 10:00 p.m. Eastern Time. If you are a Direct Purchaser of Institutional Class shares, please contact your assigned relationship manager (“Relationship Manager”).

Investors in all share classes should be aware that each Fund may from time to time, in its discretion, deviate from or vary the processes and procedures outlined below for purchasing, redeeming and exchanging shares.

The Funds are not responsible for any losses due to unauthorized or fraudulent instructions when purchasing, redeeming or exchanging shares as long as the Funds follow reasonable security procedures to verify your identity. It is your responsibility to review and verify the accuracy of your confirmation statements immediately after you receive them.

Purchasing shares

For Retail Class shares and Direct Purchasers of Institutional Class shares

How to open an account—Retail Class

Accounts can be opened online, via mail or in person. To open an account, send the Fund a completed application with your initial investment. To open an account online or download an application to mail to the Fund, please visit the TIAA Web Center at www.tiaa.org and click on Mutual Funds. At the Web Center, you can establish an individual, joint or custodial (UGMA/UTMA) account. If you have any questions or need help obtaining or completing the application, call the Fund at 800-223-1200. If you currently hold or in the future intend to hold your Retail Class shares indirectly through a financial intermediary, please contact the intermediary about initiating or making additional purchases of Retail Class shares.

How to open an account—Institutional Class

Direct Purchasers interested in opening an account to hold Institutional Class shares should request an application from their Relationship Manager, who can answer any questions or help complete the application. The application will need to be submitted directly either to a Relationship Manager or to the Funds via mail. Confirmation that the account has been established will be delivered to the applicant or can be obtained by calling the Funds.

Minimum initial and subsequent investment

The minimum initial investment for Retail Class shares in Traditional IRA, Roth IRA and Coverdell accounts is $2,000 per Fund account. The minimum initial investment for Retail Class shares in all other accounts is $2,500 per Fund account. For Direct Purchasers of Institutional Class shares, the minimum initial investment is $2 million per Fund account. The Funds can only accept payment

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to establish a new account if the check presented for deposit into the new account is drawn against an account registered in the same name as the prospective investor.

Subsequent investments into the Retail Class for all account types must be at least $100 per Fund account. Subsequent investments into the Institutional Class for all account types must be at least $1,000 per Fund account. Financial intermediaries may enforce their own initial and subsequent investment minimums.

All Retail Class shareholders automatically have the right to buy shares by telephone or through the TIAA Web Center as long as bank account information and a voided check were provided at the time the account was established. If you do not want the telephone/web purchase option, you can indicate this on the application or call the Fund at 800-223-1200 anytime after opening your account. You may add this privilege after the account has been established by completing an Account Services Form, which you can request by calling 800-223-1200, or you may download it from the Fund’s website. The Retail Class imposes a $100,000 per fund account per day limit on telephone and web purchases.

Transaction methods for purchases

Over the Internet: With TIAA’s Web Center, you can make electronic withdrawals from your designated bank account to buy additional Retail Class shares over the Internet. TIAA’s Web Center can be accessed through TIAA’s homepage at www.tiaa.org.

By telephone: You can request electronic withdrawals from your designated bank account to buy additional Retail Class shares of the Funds by calling 800-223-1200. You can request electronic withdrawals from your designated bank account to buy additional Institutional Class shares by calling your Relationship Manager.

Purchasing via mail: Send a check to either of the addresses listed below with an investment coupon from a previous confirmation statement. If you do not have an investment coupon, use a separate piece of paper including your name, address, Fund account number, the Fund and class you want to invest in and the amount to be invested in the Funds.

Make checks payable to “The TIAA-CREF Funds.”

First-Class Mail:

The TIAA-CREF Funds—(specify either: “Retail Class” or “Institutional Class”)

c/o Boston Financial Data Services

P.O. Box 55081

Boston, MA 02205-5081

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Overnight Mail:

The TIAA-CREF Funds—(specify either: “Retail Class” or “Institutional Class”)

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

Purchasing via wire: See the section entitled “For Eligible Investors in Retirement, Premier, Advisor and Institutional Class shares and their clients— Transaction methods for purchases” below.

Purchasing via Automatic Investment Plan for Retail Class shares: You can make subsequent investments into Retail Class shares automatically by electing to utilize the Fund’s automatic investment plan (“Automatic Investment Plan”) on your initial application or later upon request. By electing this option you authorize the Fund to take regular, automatic withdrawals from your bank account. To begin this service, send the Fund a voided checking or savings account investment slip. It will take the Fund up to 10 days from the time it is received to set up your Automatic Investment Plan. You can make automatic investments semi-monthly or monthly (on the 1st and 15th of each month or on the next business day if those days are not business days). Investments must be made for at least $100 per Fund account. You can change the date or amount of your investment, or terminate the Automatic Investment Plan, at any time by letter or by telephone or over the Internet. The change will take effect approximately five business days after the Fund receives your request.

In-kind purchases of shares: Advisors, at its sole discretion, may allow the purchase of shares with investment securities (instead of cash), if: (1) Advisors believes the securities are appropriate investments for a Fund; (2) the securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise; and (3) the securities are permissible holdings under the Fund’s investment policies and restrictions. If a Fund accepts the securities, the shareholder’s account will be credited with shares equal in NAV to the market value of the securities received. Shareholders investing through a Financial Intermediary Account or Employee Benefit Plan who are interested in making in-kind purchases should contact their Financial Intermediary Account or Employee Benefit Plan sponsor directly. Otherwise, shareholders interested in making in-kind purchases should contact either their Relationship Manager or the Funds directly.

Payment limitations: Generally, for Retail Class shareholders and Direct Purchasers of Institutional Class shares, the Funds will not accept payment in the following forms (exceptions may apply):

• checks made out to you or other parties and signed over to the Funds;

• corporate checks for investment into non-corporate accounts;

• third-party checks except in limited circumstances with regard to subsequent investments (any check not made payable directly to TIAA-CREF Funds will be considered a third-party check); or

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• travelers’ checks, money orders, credit card convenience checks, cash, counter checks or starter checks.

Stopped checks: If your purchase check does not clear or payment on it is stopped, or if the Funds do not receive good funds through wire transfer or electronic funds transfer, the Funds will treat this as a redemption of the shares purchased when your check or electronic funds were received. You will be responsible for any resulting loss incurred by any of the Funds or Advisors and you may be subject to investment losses and tax consequences on such a redemption. If you are already a shareholder, the Funds can redeem shares from any of your account(s) as reimbursement for all losses. The Funds also reserve the right to restrict you from making future purchases in any of the Funds or any other series of the Trust. There is a $25 fee for all returned items, including checks and electronic funds transfers. Please note that there is a 10 calendar day hold on all purchases by check or through electronic funds transfer.

For Eligible Investors in Retirement, Premier, Advisor and Institutional Class shares and their clients

For Participants in an Employee Benefit Plan or Financial Intermediary Account administered by TIAA

How to open an account

You should first contact your employer to learn important details necessary to facilitate enrollment in an Employee Benefit Plan. Your employer must notify TIAA that you are eligible to enroll. In many cases, you will be able to use the TIAA Web Center’s online enrollment feature at www.tiaa.org. Some plans allow submission of a hard-copy application for a new account; this form can be returned to your human resources (HR) office, a TIAA Relationship Manager or to either of the addresses below:

First-Class or Standard Mail:

TIAA

PO Box 1259

Charlotte, NC 28201

Overnight Mail:

TIAA

8500 Andrew Carnegie Blvd

Charlotte, NC 28262

You may allocate single or ongoing contributions by selecting a Fund and the amounts you wish to contribute to that Fund.

Subject to the terms of your plan, you may be eligible to roll over or transfer in balances from other eligible accounts as determined by the Code.

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The Funds may suspend or terminate the offering of Retirement, Premier, Advisor and Institutional Class shares to your employer’s plan. You may be able to change your allocation for future contributions by:

• writing to TIAA at P.O. Box 1259, Charlotte, NC 28201;

• calling our Automated Telephone Service (24 hours a day) at 800-842-2252; or

• using the TIAA website’s account access feature at www.tiaa.org.

For Participants in an Employee Benefit Plan or Financial Intermediary Account not administered by TIAA

How to open an account

Your Financial Intermediary Account or Employee Benefit Plan will have its own instructions and procedures for opening an account and establishing a position within the Funds. If you are enrolling in an Employee Benefit Plan, you should first contact your employer to learn important details necessary to facilitate enrollment into the plan.

Other information for Employee Benefit Plans

As a participant in an Employee Benefit Plan, the Funds impose no minimum investment. The Funds do not currently restrict the frequency of investments made in the Funds by participants through Employee Benefit Plans, although the Funds reserve the right to impose such restrictions in the future. If you are investing in the Funds through an Employee Benefit Plan, your employer’s plan may limit the amount and available methods to invest in your account. Additionally, the Code limits total annual contributions to most types of Employee Benefit Plans.

Other information for Eligible Investors

Investors purchasing shares through Eligible Investors may purchase shares only in accordance with instructions and limitations pertaining to their account with the Eligible Investor. These Eligible Investors may set different minimum investment requirements for their customers’ investments. Please contact your Financial Intermediary Account or Employee Benefit Plan sponsor for more information.

Transaction methods for purchases

Purchasing via wire: You may remit initial or subsequent deposits into your account via wire. To open an account by wire please send a completed and signed application by mail as instructed above and then follow the wiring instructions below once you have confirmed the account is open and have the account number.

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

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ABA Number (all classes) 011000028

DDA Number

Retail Class:	99052771
All other classes:	99054546

Specify on the wire:

• “The TIAA-CREF Funds—” and the “Share Class” being purchased. For example, a proper set of wire instructions for an initial or subsequent investment into the Institutional Class would read as follows: “The TIAA-CREF Funds—Institutional Class”;

• Account registration (names of registered owners), address and Social Security number or taxpayer identification number;

• The Fund account number; and

• The Fund or Funds and amount per Fund to be invested.

Points to remember for all purchases

The Funds consider all purchase requests to be received when they are received in “good order” as determined by the Funds’ transfer agent (or other authorized Fund agent). (See the section entitled “Important transaction information—Good order” below.) Your investment must be for a specified dollar amount. The Funds cannot accept purchase requests specifying a certain price, date, or number of shares. These types of requests will be deemed to be not in “good order” and the money you sent will be returned to you. If you hold your shares through a Financial Intermediary Account, such intermediary may have its own independent “good order” and eligibility requirements.

Your ability to purchase shares may be restricted due to limitations on purchases or exchanges, including limitations under the Funds’ Market Timing/Excessive Trading Policy (see below). If you hold your shares through a Financial Intermediary Account, it may charge you additional fees. Contact your Financial Intermediary Account to find out if it imposes any other conditions on your transactions, such as a different minimum investment requirement.

Federal law requires the Funds to obtain, verify and record information that identifies each person who opens an account. Until the Funds receive such information, the Funds may not be able to open an account or effect transactions for you. Furthermore, if the Funds are unable to verify your identity, or that of another person authorized to act on your behalf, or if it is believed potential criminal activity has been identified, the Funds reserve the right to take such action as deemed appropriate, which may include closing your account.

Before you can use TIAA’s Web Center, you must enter your Social Security number, date of birth and active account number. You will then be given an opportunity to create a user name and password. TIAA’s Web Center will lead you through the transaction process, and the Funds will use reasonable procedures to confirm that the instructions given are genuine. All transactions over TIAA’s Web Center are recorded electronically.

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All purchases must be in U.S. dollars and all checks must be drawn on U.S. banks. The Funds will only accept accounts with a U.S. address of record. The Funds will not accept a P.O. Box as the address of record. For payments made by check, the Funds can only accept payment to establish a new account if the check presented for deposit into the new account is drawn against an account registered in the same name as the prospective investor.

If your purchase check does not clear or payment on it is stopped, or if the Funds do not receive good funds through wire transfer or electronic funds transfer, the Funds will treat this as a redemption of the shares purchased when your check or electronic funds were received. You will be responsible for any resulting loss incurred by the Funds or Advisors and you may be subject to investment losses and tax consequences on such a redemption. If you are already a shareholder, the Funds can redeem shares from any of your account(s) as reimbursement for all losses. The Funds also reserve the right to restrict you from making future purchases in the Funds or any other series of the Trust. There is a $25 fee for all returned items, including checks and electronic funds transfers. Please note that there is a 10 calendar day hold on all purchases by check, or through electronic funds transfer.

There may be circumstances when the Funds will not accept new investments. The Funds reserve the right to suspend or terminate the offering of its shares at any time without prior notice. The Funds also reserve the right to restrict you from making future purchases in the Funds or any other series of the Trust. In addition, the Funds reserve the right to reject any application or investment or any other specific purchase request.

Redeeming shares

All share classes

You can redeem (sell) your shares on any Business Day. If you hold your Fund shares through a Financial Intermediary Account, please contact the intermediary to sell your shares. Your Financial Intermediary Account may have different requirements and restrictions on redemptions than the Funds. If you hold your Fund shares through an Employee Benefit Plan or Financial Intermediary Account administered by TIAA, the Employee Benefit Plan or Financial Intermediary Account may impose further restrictions on the sale of Fund shares.

You may be required to complete and return certain forms to effect your redemption. Before you complete your redemption request, please make sure you understand the possible federal and other income tax consequences of a redemption. Neither the Funds nor their transfer agent can process redemption requests that specify a certain price or date; these requests will be deemed not in “good order” and will be returned. (See the section entitled “Important transaction information—Good order” below.)

Usually, the Funds send redemption proceeds on the next Business Day after the Funds receive a redemption request in “good order” as determined by the

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Funds’ transfer agent (or other authorized Fund agent), and not later than seven days afterwards.

If a redemption is requested after a recent purchase of shares, the Funds may delay payment of the redemption proceeds until the check or an electronic funds transfer transaction clears. This can take up to 10 days. There is a 10 calendar day hold from the date of purchase to the first available redemption for all Direct Purchasers redeeming through the TIAA Web Center.

If you request a redemption, the Funds will send the proceeds by check to the address of record, or by electronic funds transfer to the bank account on file. A letter of instruction with a bank Medallion Signature Guarantee of all owners exactly as registered on the account is required if the redemption is sent to (i) a bank account not on file, (ii) an address other than the address of record, or (iii) an address of record that has been changed within the last 30 calendar days. You may obtain a Medallion Signature Guarantee from some commercial or savings banks, credit unions, trust companies or member firms of a U.S. stock exchange. A notary public cannot provide a Medallion Signature Guarantee.

The Funds can postpone payment beyond seven days if: (a) the NYSE is closed for other than usual holidays or weekends, or trading on the NYSE is restricted; (b) an emergency exists as defined by the SEC, or when the SEC requires that trading be restricted; or (c) the SEC permits a delay for the protection of investors.

The Funds reserve the right to require a Medallion Signature Guarantee for a redemption of any class. The Funds can suspend or terminate your ability to transact by telephone, Internet, or fax at any time, for any reason.

Once mailed to the Funds, your redemption request is irrevocable and cannot be modified or canceled.

For participants holding shares through an Employee Benefit Plan (Retirement, Premier, Advisor and Institutional Class shares)

A redemption can be part of an exchange into (1) another fund available through your Employee Benefit Plan or (2) another account or IRA.

If you are married, and all or part of your investment is attributable to purchases made under either (i) an employer plan subject to the Employee Retirement Income Security Act of 1974 (“ERISA”) or (ii) an employer plan that provides for spousal rights to benefits, then to the extent required by the Code or ERISA or the terms of your employer plan, your rights to make certain redemptions may be restricted by the rights of your spouse to such benefits.

For Direct Purchasers, Eligible Investors and their clients (Retail and Institutional Class shares)

Requests must include: account number, transaction amount (in dollars or shares), signatures of all owners exactly as registered on the account, Medallion Signature Guarantees (if required), and any other required supporting legal documentation. All other requests, including those specifying a certain price or

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date, will not be deemed to be in “good order” and will be returned. (See the section entitled “Important transaction information—Good order” below.)

Transaction methods for redemptions

If your shares are held through a Financial Intermediary Account, please contact the intermediary for redemption requirements.

By mail: Send your written request to the appropriate address as described in the section entitled “Purchasing shares” above.

Over the Internet: With TIAA’s Web Center, Direct Purchasers of Retail Class shares can redeem their shares over the Internet although there is a limit on Internet redemptions. Investors in the Retail Class shares are limited to Internet redemptions of up to $100,000 per fund account per day. Internet redemptions are not available for self-directed IRA accounts and Coverdell education savings accounts held by Direct Purchasers. Retirement, Premier, Advisor and Institutional Class shares held through an Employee Benefit Plan or Financial Intermediary Account administered by TIAA can be redeemed over the Internet subject to any rules imposed by the Employee Benefit Plan or Financial Intermediary Account. TIAA’s Web Center can be accessed through TIAA’s homepage at www.tiaa.org. Before you can use the Web Center, you must enter your Social Security number, date of birth and active account number. The Funds will use reasonable procedures to confirm that the instructions given are genuine. All transactions over the Web Center are recorded electronically.

By telephone: Call the appropriate number provided in the section entitled “Purchasing shares” above. If you do not want to be able to redeem by telephone, contact either your TIAA Relationship Manager or Financial Intermediary Account. Direct Purchasers of Institutional Class shares wishing to make redemption orders by telephone should call their Relationship Manager.

• Direct Purchasers of Retail Class shares can redeem amounts up to $100,000 per fund account per day by phone.

• Participants holding Retirement, Premier, Advisor and Institutional Class shares through a Benefit Plan or other account administered by TIAA can redeem up to $50,000 every seven calendar days or any greater amount as approved from time to time.

By systematic redemption plan: For Retail Class shares, you can elect this feature only for accounts with balances of at least $5,000. The applicable Fund will automatically redeem the requested dollar amount or number of shares for Retail Class each month or quarter on the 1st or 15th of the month or for Retirement, Premier, Advisor and Institutional Classes held in an Employee Benefit Plan or Financial Intermediary Account administered by TIAA on any Business Day between the 1st and 28th of the month. For all share classes, if the days selected are not Business Days, shares will be redeemed on the following Business Day. Redemptions will be made via check or electronic transfer to your bank.

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If you are a Direct Purchaser of Retail Class shares in the Funds and want to set up a systematic redemption plan, contact the Funds and they will send the necessary forms to you or you may enroll online through the TIAA Web Center. All owners of an account must sign the systematic redemption plan request. Similarly, all owners must sign any request to increase the amount or frequency of the systematic redemptions or a request for payments to be sent to an address other than the address of record. A Medallion Signature Guarantee is required for this address change. The Funds can terminate the systematic redemption plan option at any time, although the Funds will notify you if this occurs. You can terminate the plan or reduce the amount or frequency of the redemptions by writing or by calling the Funds or through the TIAA Web Center. Requests to establish, terminate, or change the amount or frequency of redemptions will become effective within five days after the Funds receive your instructions.

In-kind redemptions of shares: Certain large redemptions of Fund shares may be detrimental to a Fund’s other shareholders because such redemptions can adversely affect a portfolio manager’s ability to implement the Fund’s investment strategy by causing premature sale of portfolio securities that would otherwise be held. Consequently, if, in any 90 day period, an investor redeems (sells) shares in an amount that exceeds the lesser of (i) $250,000 or (ii) 1% of a Fund’s assets, then the Fund, at its sole discretion, has the right (without prior notice) to satisfy the difference between the redemption amount and the lesser of the two previously mentioned figures with securities from the Fund’s or an Underlying Fund's portfolio (which may consist of either Institutional Class shares of the Underlying Funds or actual securities held by the Underlying Funds) instead of cash. This is referred to as a “distribution in-kind” redemption and the securities you receive in this manner represent a portion of the Fund’s or an Underlying Fund's portfolio. The securities you receive will be selected by the Fund in its discretion. The investor receiving the securities will be responsible for disposing of the securities and bearing any associated costs. In addition, securities redeemed on an in-kind basis will be subject to market risk until sold and taxable gains or losses may be incurred when the securities are converted to cash.

Exchanging shares

Overview

An exchange is a simultaneous redemption of shares in a Fund and a purchase of shares in another fund or series of the Trust. Investors can exchange shares on any Business Day subject to limitations (i) described in the section entitled “Market timing/excessive trading policy” below, (ii) imposed by your financial intermediary or (iii) any limitations under your employer’s Employee Benefit Plan. Shareholders who own shares through an Eligible Investor such as an Employee Benefit Plan or Financial Intermediary Account should contact the Eligible Investor for exchange requests.

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Exchanges between accounts can be made only if the accounts are registered in the same name(s), address and Social Security number or taxpayer identification number. Because restrictions may apply to certain accounts or plans, you should contact your Financial Intermediary Account or Employee Benefit Plan representative for further information. An exchange is considered a sale of securities and therefore may be a taxable event.

For Retail Class shareholders and Direct Purchasers of Institutional Class Shares, an exchange into a fund in which you already own shares must be for at least $50 ($1,000 for Institutional) and an exchange to a new fund account must meet the account minimums as stated by account type above (i.e., for Retail Class shares, $2,000 per fund account for IRAs or Coverdell accounts and $2,500 per fund account for all other account types, including custodial (UGMA/UTMA) accounts). For Retirement, Premier, Advisor and Institutional Class shares held through an Employee Benefit Plan or Financial Intermediary Account administered by TIAA, exchanges must generally be for at least $1,000 (except for systematic exchanges, which must be for at least $100) or your entire balance, if it is less.

Make sure you understand the investment objective, policies, strategies and risks disclosed in the prospectus of the fund into which you exchange shares. The exchange option is not designed to allow you to time the market. It gives you a convenient way to adjust the balance of your account so that it more closely matches your overall investment objectives and risk tolerance level.

The Funds reserve the right to reject any exchange request and to modify or terminate the exchange option at any time without prior notice to shareholders. The Funds may do this, in particular, when your transaction activity is deemed to be harmful to the Funds, including if it is considered to be market timing activity.

Once made, an exchange request by mail cannot be modified or cancelled.

Transaction methods for exchanges

Over the Internet: You can exchange shares using TIAA’s Web Center, which can be accessed through TIAA’s homepage at www.tiaa.org.

By mail: Send your written request to the appropriate address as described in the section entitled “Purchasing shares” above. The letter must include your name, address, and the funds and accounts you want to exchange between.

By telephone: For Direct Purchasers of Retail Class shares, please call 800-223-1200. If you are a Direct Purchaser of Institutional Class shares, please call your Relationship Manager. For share classes held under Employee Benefit Plans or Financial Intermediary Accounts administered by TIAA, please call 800-842-2252. For share classes held under Employee Benefit Plans or Financial Intermediary Accounts not administered by TIAA, please contact your plan or intermediary for exchange requirements.

By systematic exchange: Under this feature, TIAA automatically redeems shares in a Fund and purchases shares in another fund or series of the Trust as specified by the applicable agreement. However, the Funds do not offer

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systematic exchanges for Direct Purchasers in the Institutional Class shares. In addition, for Retail Class shares, you can only elect this feature if the balance of the Fund account from which you are transferring shares is at least $5,000. Retail Class systematic exchanges can occur on the 1st or 15th day of the month or on the following business day if those days are not business days. For all systematic exchanges, you must specify the dollar amount and the funds involved in the exchange. If you want to set up a systematic exchange, contact TIAA. You can terminate the plan or change the amount or frequency of the exchanges by writing or calling the number identified in the section entitled “Purchasing shares” above. Requests to establish, terminate, or change the amount or frequency of exchanges will become effective within five days after the Funds receive your instructions. All account owners must sign the systematic exchange request. Similarly, all account owners must sign any request to increase the amount or frequency of systematic exchanges.

Conversion of shares—applicable to all investors

A share conversion is a transaction where shares of one class of a Fund are exchanged for shares of another class of the Fund. Share conversions can occur between each share class of a Fund. Generally, share conversions occur where a shareholder becomes eligible for another share class of a Fund or no longer meets the eligibility of the share class they own (and another class exists for which they would be eligible). Please note that a share conversion is generally a non-taxable event, but please consult with your personal tax advisor on your particular circumstances.

A request for a share conversion will not be processed until it is received in “good order” (as defined below) by the Funds’ transfer agent (or other authorized Fund agent). Conversion requests received in “good order” prior to the time as of which a Fund’s NAV is determined on any Business Day will receive the NAV of the new class calculated that day. Please note that, because the NAV of each class of a Fund will generally vary from the NAVs of the other classes due to differences in expenses, you will receive a different number of shares in the new class than you held in the old class, but the total value of your holdings will remain the same.

The Funds' market timing policies will not be applicable to share conversions. If you hold your shares through an Eligible Investor like an intermediary or plan sponsor, please contact the Eligible Investor for more information on share conversions. Please note that certain intermediaries or plan sponsors may not permit all types of share conversions. The Funds reserve the right to terminate, suspend or modify the share conversion privilege for any shareholder or group of shareholders.

Voluntary conversions

If you believe that you are eligible to convert your Fund shares to another class, you may place an order for a share conversion by contacting your

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Relationship Manager. If you hold your shares through an Eligible Investor like a plan or intermediary, please contact the Eligible Investor regarding conversions. Please be sure to read the applicable sections of the prospectus for the new class in which you wish to convert prior to such a conversion in order to learn more about its different features, performance and expenses. Neither the Funds nor Advisors has any responsibility for reviewing accounts and/or contacting shareholders to apprise them that they may qualify to request a voluntary conversion. Some Eligible Investors may not allow investors who own Fund shares through them to make share conversions.

Mandatory conversions

The Funds reserve the right to automatically convert shareholders from one class to another if they no longer qualify as eligible for their existing class or if they become eligible for another class. Such mandatory conversions may be as a result of a change in value of an account due to market movements, exchanges or redemptions. The Funds will notify affected shareholders in writing prior to any mandatory conversion.

Important transaction information

Good order. Purchase, redemption and exchange requests are not processed until received in good order by the Funds’ transfer agent at its processing center (or by another authorized Fund agent). “Good order” means actual receipt of the order along with all information and supporting legal documentation necessary to effect the transaction by the Funds’ transfer agent (or other authorized Fund agent). This information and documentation generally includes the Fund account number, the transaction amount (in dollars or shares), signatures of all account owners exactly as registered on the account and any other information or supporting documentation as the Funds, their transfer agent or other authorized Fund agent may require. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds by the Funds’ transfer agent (or other authorized Fund agent) to effect the purchase. The Funds, their transfer agent or any other authorized Fund agent may, in their sole discretion, determine whether any particular transaction request is in good order and reserve the right to change or waive any good order requirement at any time.

Financial intermediaries or plan sponsors may have their own requirements for considering transaction requests to be in “good order.” If you hold your shares through a financial intermediary or plan sponsor, please contact them for their specific “good order” requirements.

Share price. If the Funds’ transfer agent (or other authorized Fund agent) receives an order to purchase, redeem or exchange shares that is in “good order” prior to the time as of which a Fund’s NAV is determined on any Business Day, the transaction price will be the NAV per share for that day. If the Funds’ transfer agent (or other authorized Fund agent) receives an order to purchase, redeem or exchange shares that is in good order any time after the time as of

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which a Fund’s NAV is determined on any Business Day, the transaction price will be the NAV per share calculated the next Business Day.

If you hold Retirement, Premier, Advisor or Institutional Class shares through an Eligible Investor, or if you hold Retail Class shares through a financial intermediary the Eligible Investor or financial intermediary, as applicable, may require you to communicate to it any purchase, redemption or exchange request by a specified deadline earlier than the close of that Business Day in order to receive that day’s NAV per share as the transaction price.

Large Redemptions—Applicable to All Investors.   Please contact the Funds before attempting to redeem a large dollar amount of shares (including exchange requests since they include redemption transactions). Large redemptions of Fund shares may be detrimental to the Funds’ other shareholders because such transactions can adversely affect a portfolio manager’s ability to efficiently manage the Funds. By contacting the Funds before you attempt to redeem a large dollar amount, you may avoid in-kind payment of your request.

Minimum account size.

• Retail Class. Due to the relatively high cost of maintaining smaller accounts, the Funds reserve the right to redeem shares in any account if the value of that account drops below $1,500. You will be allowed at least 60 days, after written notice, to make an additional investment to bring your account value up to at least the specified minimum before the redemption is processed. The Funds reserve the right to waive or reduce the minimum account size for a Fund’s account at any time. Additionally, the Funds may increase, terminate or revise the terms of the minimum account size requirements at any time without advance notice to shareholders.

• Retirement, Premier and Advisor Class. There is currently no minimum account size for Retirement, Premier or Advisor Class shares. The Funds reserve the right, without prior notice, to establish a minimum amount required to open, maintain or add to an account.

• Institutional Class. While there is currently no minimum account size for maintaining an Institutional Class account, the Funds reserve the right, without prior notice, to establish a minimum amount required to maintain an account.

Account Maintenance Fee—Retail Class. The Funds charge an annual Account Maintenance Fee of $15.00 per Retail Class account (applicable to both retirement and non-retirement accounts) in order to allocate shareholder servicing costs equitably if your Fund balance falls below $2,000 (for any reason, including a decrease in market value) as of a particular date each year. Investors cannot pay this fee by any other means besides an automatic deduction of the fee from their account.

The annual Account Maintenance Fee will not apply to the following types of Retail Class Fund accounts: accounts held through retirement or employee benefit plans; accounts held through intermediaries and their supermarkets and platforms (i.e., omnibus accounts); accounts that are registered under a taxpayer

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identification number (or Social Security number) that have aggregated non-retirement or non-employee benefit plan assets held in accounts for the Fund or other series of the Trust of $25,000 or more; accounts currently enrolled in the Fund’s Automatic Investment Plan; and accounts held through tuition (529) plan programs. However, the annual Account Maintenance Fee will apply to IRAs and Coverdell education savings accounts. The Funds reserve the right to waive or reduce the annual Account Maintenance Fee for any Fund account at any time. Additionally, the Funds may increase, terminate or revise the terms of the annual Account Maintenance Fee at any time without advance notice to shareholders.

Taxpayer identification number. Regardless of whether you hold your Fund shares directly or through a financial intermediary Account, you must give the Funds your taxpayer identification number (which, for most individuals, is your Social Security number) and tell the Funds whether or not you are subject to backup withholding. If you do not furnish your taxpayer identification number, redemptions or exchanges of shares, as well as dividends and capital gains distributions, will be subject to backup tax withholding. In addition, if you hold Fund shares directly and do not furnish your taxpayer identification number, then your account application will be rejected and returned.

Changing your address.

• Retail Class. To change the address on your account, please call the Funds or send the Funds a written notification signed by all registered owners of your account. If you hold your shares through a financial intermediary, please contact the intermediary to change your address.

• Retirement, Premier and Advisor Class. To change the address on an Eligible Investor account, please send the Funds a written notification.

• Institutional Class. To change the address on an account, please contact your Relationship Manager (for Direct Purchasers) or send the Funds a written notification.

Medallion Signature Guarantee. For some transaction requests (for example, when you are redeeming shares within 30 days (for direct investors) or 14 days (for participants holding shares through an Employee Benefit Plan or Financial Intermediary Account administered by TIAA) of changing your address, bank or bank account or adding certain new services to an existing account, the Funds may require a Medallion Signature Guarantee of each owner of record of an account. This requirement is designed to protect you and the Funds from fraud, and to comply with rules on stock transfers. A Medallion Signature Guarantee is a written endorsement from an eligible guarantor institution that the signature(s) on the written request is (are) valid. Certain commercial banks, trust companies, savings associations, credit unions and members of U.S. stock exchanges participate in the Medallion Signature Guarantee program. No other form of signature verification will be accepted. A notary public cannot provide a signature guarantee. For more information about when a Medallion Signature Guarantee may be required, please contact the Funds or your Relationship Manager (for Direct Purchasers).

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Transferring shares. For certain share classes, you can transfer ownership of your account to another person or organization that also qualifies to own the class of shares or change the name on your account by sending the Funds written instructions. Generally, each registered owner of the account must sign the request and provide Medallion Signature Guarantees. When you change the name on an account, shares in that account are transferred to a new account.

Limitations. Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require the Funds to block an account owner’s ability to make certain transactions and thereby refuse to accept a purchase order or any request for transfers or withdrawals, until instructions are received from the appropriate regulator. The Funds may also be required to provide additional information about you and your account to government regulators.

Advice about your account—Direct Purchasers only. TPIS, a TIAA subsidiary, is the principal underwriter for the Funds, and Services, a TIAA subsidiary, has entered into an agreement with TPIS to sell Fund shares. TPIS representatives are only authorized to recommend securities of investment companies or other pooled investment vehicles managed by TIAA or its affiliates. Neither TPIS nor Services receives commissions for these recommendations.

Customer complaints. Customer complaints may be directed to TIAA-CREF Funds, 730 Third Avenue, New York, NY 10017-3206, Mail Stop 730/07/01, Attention: Senior Director, Client Distribution Services.

Transfer On Death—Retail Class. If you live in certain states and hold Retail Class shares, you can designate one or more persons (“beneficiaries”) to whom your Fund shares can be transferred upon death. You can set up your account with a Transfer On Death (“TOD”) registration upon request. (Call us to get the necessary forms.) A TOD registration avoids probate if the beneficiary(ies) survives all shareholders. You maintain total control over your account during your lifetime.

TIAA Web Center and telephone transactions. The Funds are not liable for losses from unauthorized TIAA Web Center and telephone transactions so long as reasonable procedures designed to verify the identity of the person effecting the transaction are followed. The Funds require the use of personal identification numbers, codes and other procedures designed to reasonably confirm that instructions given through TIAA’s Web Center or by telephone are genuine. The Funds also tape-record telephone instructions and provide written confirmations of such instructions. The Funds accept all telephone instructions that are reasonably believed to be genuine and accurate. However, you should verify the accuracy of your confirmation statements immediately after you receive them. The Funds may suspend or terminate Internet or telephone transaction facilities at any time, for any reason. If you do not want to be able to effect transactions over the telephone, call the Funds for instructions.

TIAA-CREF Lifestyle Funds  ■  Prospectus     107

Market timing/excessive trading policy—applicable to all investors

There are shareholders who may try to profit from making transactions back and forth among the Funds and other funds in an effort to “time” the market. As money is shifted in and out of a Fund, the Fund may incur transaction costs, including, among other things, expenses for buying and selling securities. These costs are borne by all Fund shareholders, including long-term investors who do not generate these costs. In addition, market timing can interfere with efficient portfolio management and cause dilution, if timers are able to take advantage of pricing inefficiencies. Consequently, the Funds are not appropriate for such market timing and you should not invest in the Funds if you want to engage in market timing activity.

The Board of Trustees has adopted policies and procedures to discourage this market timing activity. Under these policies and procedures, if, within a 60 calendar day period, a shareholder redeems or exchanges any monies out of a Fund, subsequently purchases or exchanges any monies back into the same Fund and then redeems or exchanges any monies out of that Fund, the shareholder will not be permitted to transfer back into the Fund through a purchase or exchange for 90 calendar days.

These market timing policies and procedures will not be applied to certain types of transactions like reinvestments of dividends and capital gains distributions, systematic withdrawals, systematic purchases, automatic rebalancings, death and hardship withdrawals, certain transactions made within a retirement or employee benefit plan, such as contributions, mandatory distributions, loans and plan sponsor-initiated transactions, and other types of transactions specified by the Funds. In addition, the market timing policies and procedures will not apply to certain tuition (529) programs, funds of funds, wrap programs, asset allocation programs and other similar programs that are approved by the Funds. A Fund may also waive the market timing policies and procedures when it is believed that such waiver is in a Fund’s best interests, including but not limited to when it is determined that enforcement of these policies and procedures is not necessary to protect the Fund from the effects of short-term trading.

The Funds also reserve the right to reject any purchase or exchange request, including when it is believed that a request would be disruptive to a Fund’s efficient portfolio management. The Funds also may suspend or terminate your ability to transact by telephone, fax or Internet for any reason, including the prevention of market timing. A purchase or exchange request could be rejected or electronic trading privileges could be suspended because of the timing or amount of the investment or because of a history of excessive trading by the investor. Because the Funds have discretion in applying this policy, it is possible that similar transaction activity could be handled differently because of the surrounding circumstances.

108     Prospectus  ■  TIAA-CREF Lifestyle Funds

Each Fund’s portfolio securities are fair valued, as necessary (most frequently with respect to international holdings), to help ensure that a portfolio security’s true value is reflected in the Fund’s NAV, thereby minimizing any potential stale price arbitrage.

The Funds seek to apply their specifically defined market timing policies and procedures uniformly to all shareholders, and not to make exceptions with respect to these policies and procedures (beyond the exemptions noted above). The Funds make reasonable efforts to apply these policies and procedures to shareholders who own shares through omnibus accounts. However, an intermediary’s omnibus accounts, by their nature, do not initially identify their individual investors to the Funds, thereby making it more difficult for the Funds to identify market timing activity by such individual investors. At times, the Funds may agree to defer to an intermediary’s market timing policy if the Funds believe that the intermediary’s policy provides comparable protection of Fund shareholders’ interests. The Funds have the right to modify their market timing policies and procedures at any time without advance notice. These efforts may include requesting transaction data from intermediaries from time to time to verify whether a Fund’s policies are being followed and/or to instruct intermediaries to take action against shareholders who have violated a Fund’s market timing policies.

The Funds are not appropriate for market timing activity. You should not invest in the Funds if you want to engage in market timing activity.

Shareholders seeking to engage in market timing may deploy a variety of strategies to avoid detection, and, despite efforts to discourage market timing, there is no guarantee that the Funds or their agents will be able to identify such shareholders or curtail their trading practices.

If you invest in the Funds through an intermediary, including through a retirement or employee benefit plan, you may be subject to additional market timing or excessive trading policies implemented by the intermediary or plan. Please contact your intermediary or plan sponsor for more details.

Electronic prospectuses

If you received this Prospectus electronically and would like a paper copy, please contact the Funds and one will be sent to you.

Additional information about index providers

The Russell Indexes are a trademark/service mark of the Russell Investment Group. The Russell Investment Group is the owner of the copyrights relating to the Russell Indexes and is the source and owner of the data contained or reflected in the performance values relating to the Russell Indexes. The Funds are not promoted by, nor in any way affiliated with, the Russell Investment Group. The Russell Investment Group is not responsible for and has not reviewed the Funds nor any associated literature or publications and the Russell Investment

TIAA-CREF Lifestyle Funds  ■  Prospectus     109

Group makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. russell makes no representation, warranty or guarantee as to the accuracy, completeness, reliability or otherwise of the russell indexes or any data included in the russell indexes. russell makes no representation, warranty or guarantee regarding the use or the results of use of the russell indexes or any data included therein, or any securities (or combination thereof) comprising the russell indexes. russell makes no other express or implied warranty, and expressly disclaims any warranty, of any kind, including without limitation, any warranty of merchantability or fitness for a particular purpose with respect to the russell index(es) or any data or any security (or combination thereof) included therein.

The Funds are not sponsored, endorsed, sold or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI index (collectively, the “MSCI parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by Advisors. None of the MSCI parties makes any representation or warranty, express or implied, to the issuer or owners of a fund or any other person or entity regarding the advisability of investing in funds generally or in these Funds particularly or the ability of any MSCI index to track corresponding stock market performance. MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI indexes which are determined, composed and calculated by MSCI without regard to the Funds or the issuer or owners of a Fund or any other person or entity. None of the MSCI parties has any obligation to take the needs of the issuer or owners of the Funds or any other person or entity into consideration in determining, composing or calculating the MSCI indexes. None of the MSCI parties is responsible for or has participated in the determination of the timing of, prices at, or quantities of the Funds to be issued or in the determination or calculation of the equation by or the consideration into which a fund is redeemable. Further, none of the MSCI parties has any obligation or liability to the issuer or owners of the Funds or any other person or entity in connection with the administration, marketing or offering of the Funds.

although msci shall obtain information for inclusion in or for use in the calculation of the msci indexes from sources that msci considers reliable, none of the msci parties warrants or guarantees the originality, accuracy and/or the

110     Prospectus  ■  TIAA-CREF Lifestyle Funds

completeness of any msci index or any data included therein. none of the msci parties makes any warranty, express or implied, as to results to be obtained by the issuer of the funds, owners of the funds, or any other person or entity, from the use of any msci index or any data included therein. none of the msci parties shall have any liability for any errors, omissions or interruptions of or in connection with any msci index or any data included therein. further, none of the msci parties makes any express or implied warranties of any kind, and the msci parties hereby expressly disclaim all warranties of merchantability and fitness for a particular purpose, with respect to each msci index and any data included therein. without limiting any of the foregoing, in no event shall any of the msci parties have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

No purchaser, seller or holder of this security, product or Fund, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

Additional information about the Trust and the Board of Trustees

A trustee of the Trust (a “Trustee”) who is not an “interested person” of the Trust for purposes of the 1940 Act is deemed to be independent and disinterested when taking action as a Trustee. The Trustees oversee the management of the Trust and each of the Funds on behalf of the Trust, and not on behalf of individual owners of shares of beneficial interest in the Trust. The Trustees, on behalf of the Trust, approve certain service agreements with Advisors and certain other service providers in order to procure necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not third-party beneficiaries of such service agreements. Neither this Prospectus nor any other communication from or on behalf of the Trust creates a contract between a shareholder of a Fund and the Trust, a Fund and/or the Trustees. The Trustees and Trust management may amend this Prospectus and interpret the investment objective, policies and restrictions applicable to any Fund without shareholder input or approval, except as otherwise provided by law or as disclosed by the Trust.

Glossary

Code: The Internal Revenue Code of 1986, as amended, including any applicable regulations and Revenue Rulings.

Duration: Duration is a measure of volatility in the price of a bond in response to a change in prevailing interest rates, with a longer duration indicating more

TIAA-CREF Lifestyle Funds  ■  Prospectus     111

volatility. It can be understood as the weighted average of the time to each coupon and principal payment of such a security. For an investment portfolio of fixed-income securities, duration is the weighted average of each security’s duration. For example, the price of a bond with a duration of two years will rise (fall) two percent for every one percent decrease (increase) in its interest rate.

Equity Investments: Primarily, common stock, preferred stock and securities convertible or exchangeable into common stock, including convertible debt securities, convertible preferred stock and warrants or rights to acquire common stock.

Fixed-Income or Fixed-Income Investments: Primarily, bonds and notes (such as corporate and government debt obligations), mortgage-backed securities, asset-backed securities, and structured securities that generally pay fixed or variable rates of interest; debt obligations issued at a discount from face value (i.e., that have an imputed rate of interest); non-interest-bearing debt securities (i.e., zero coupon bonds); and other non-equity securities that pay dividends.

Foreign Investments: Foreign investments may include securities of foreign issuers, securities or contracts traded or acquired in non-U.S. markets or on non-U.S. exchanges, or securities or contracts payable or denominated in non-U.S. currencies. Obligations issued by U.S. companies in non-U.S. currencies are not considered to be foreign investments.

Foreign Issuers: Foreign issuers generally include (1) companies whose securities are principally traded outside of the United States, (2) companies having their principal business operations outside of the United States,
(3) companies organized outside the United States, and (4) foreign governments and agencies or instrumentalities of foreign governments.

High-Yield Bond: A bond that has been rated lower than investment-grade by rating agencies or is deemed as such by Advisors and that generally pays a higher yield to compensate for its greater risk of default than an investment-grade bond.

Investment-Grade: A fixed-income security is investment-grade if it is rated in the four highest categories by a nationally recognized statistical rating organization (“NRSRO”) or an unrated security that Advisors determines is of comparable quality.

Short-Term Fixed-Income: Fixed-income securities with maturities from less than one year to five years.

U.S. Government Securities: Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

112     Prospectus  ■  TIAA-CREF Lifestyle Funds

Financial highlights

The Financial highlights tables are intended to help you understand the financial performance of each class of shares of the Funds since commencement of operations. Certain information reflects financial results for a single share of the Fund. The total returns in the table show the rates that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

PricewaterhouseCoopers LLP serves as the Funds’ independent registered public accounting firm and has audited the financial statements of each of the Funds for each of the periods presented. Its report appears in the Funds’ Annual Report, which is available without charge upon request by calling 800-842-2252, by visiting the Funds' website at www.tiaa.org or by visiting the SEC's website at www.sec.gov.

TIAA-CREF Lifestyle Funds  ■  Prospectus     113

Financial highlights

Lifestyle Income Fund

			Selected per share data
				Gain (loss) from investment operations
								Less distributions from
	For the period or year ended		Net asset value, beginning of period	Net investment income (loss)	[a]	Net realized & unrealized gain (loss) on total investments [j]	Total gain (loss) from investment operations	Net investment income	Net realized gains
Institutional Class
	5/31/16		$ 11.04	$ 0.21		$ (0.12)	$ 0.09	$ (0.25)	$ (0.11)
	5/31/15		11.00	0.19		0.17	0.36	(0.24)	(0.08)
	5/31/14		10.76	0.19		0.38	0.57	(0.24)	(0.09)
	5/31/13		10.24	0.20		0.60	0.80	(0.26)	(0.02)
	5/31/12	†	10.00	0.09		0.21	0.30	(0.06)	—

Advisor Class
	5/31/16	‡	10.86	0.10		0.08	0.18	(0.16)	(0.11)

Premier Class
	5/31/16		11.04	0.21		(0.13)	0.08	(0.24)	(0.11)
	5/31/15		11.00	0.17		0.18	0.35	(0.23)	(0.08)
	5/31/14		10.76	0.18		0.38	0.56	(0.23)	(0.09)
	5/31/13		10.24	0.18		0.60	0.78	(0.24)	(0.02)
	5/31/12	†	10.00	0.08		0.21	0.29	(0.05)	—

Retirement Class
	5/31/16		11.04	0.19		(0.13)	0.06	(0.23)	(0.11)
	5/31/15		11.00	0.16		0.18	0.34	(0.22)	(0.08)
	5/31/14		10.76	0.16		0.39	0.55	(0.22)	(0.09)
	5/31/13		10.24	0.18		0.59	0.77	(0.23)	(0.02)
	5/31/12	†	10.00	0.08		0.21	0.29	(0.05)	—

Retail Class
	5/31/16		11.04	0.19		(0.14)	0.05	(0.22)	(0.11)
	5/31/15		11.00	0.16		0.17	0.33	(0.21)	(0.08)
	5/31/14		10.76	0.16		0.39	0.55	(0.22)	(0.09)
	5/31/13		10.23	0.17		0.60	0.77	(0.22)	(0.02)
	5/31/12	†	10.00	0.07		0.20	0.27	(0.04)	—

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.

[g]	The performance for the Advisor Class, including performance based on the fund’s Institutional Class prior to inception of the Advisor Class, was 0.85%.

[j]	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

†	The Fund commenced operations on December 9, 2011.
‡	Advisor Class commenced operations on December 4, 2015.

114     Prospectus  ■  TIAA-CREF Lifestyle Funds

 (continued)

				Ratios and supplemental data

					Ratios to average net assets
Total dividends and distributions	Net asset value, end of period	Total return		Net assets at end of period (in thousands)	Gross expenses	[e]	Net expenses	[e]	Net investment income (loss)		Portfolio turnover rate

$ (0.36)	$ 10.77	0.89%		$796	0.37%		0.10%		1.91%		33%
(0.32)	11.04	3.34		1,923	0.35		0.10		1.69		13
(0.33)	11.00	5.47		1,712	0.52		0.10		1.75		16
(0.28)	10.76	7.86		1,444	0.82		0.10		1.88		21
(0.06)	10.24	2.95	[b]	1,030	2.98	[c]	0.10	[c]	1.81	[c]	3	[b]

(0.27)	10.77	1.67	bg	102	0.39	[c]	0.12	[c]	1.95	[c]	33

(0.35)	10.77	0.76		215	0.53		0.25		1.89		33
(0.31)	11.04	3.18		1,217	0.50		0.25		1.54		13
(0.32)	11.00	5.32		1,167	0.67		0.25		1.62		16
(0.26)	10.76	7.71		1,352	0.96		0.25		1.74		21
(0.05)	10.24	2.91	[b]	1,065	3.13	[c]	0.25	[c]	1.66	[c]	3	[b]

(0.34)	10.76	0.56		13,734	0.62		0.35		1.76		33
(0.30)	11.04	3.09		15,469	0.59		0.35		1.46		13
(0.31)	11.00	5.23		10,981	0.76		0.35		1.51		16
(0.25)	10.76	7.56		6,840	1.05		0.35		1.65		21
(0.05)	10.24	2.88	[b]	4,127	2.83	[c]	0.35	[c]	1.56	[c]	3	[b]

(0.33)	10.76	0.52		37,209	0.65		0.38		1.75		33
(0.29)	11.04	3.06		36,946	0.62		0.38		1.43		13
(0.31)	11.00	5.20		26,218	0.79		0.38		1.48		16
(0.24)	10.76	7.63		13,670	1.08		0.38		1.61		21
(0.04)	10.23	2.73	[b]	4,979	2.82	[c]	0.48	[c]	1.43	[c]	3	[b]

TIAA-CREF Lifestyle Funds  ■  Prospectus     115

Financial highlights

Lifestyle Conservative Fund

			Selected per share data
				Gain (loss) from investment operations
								Less distributions from
	For the period or year ended		Net asset value, beginning of period	Net investment income (loss)	[a]	Net realized & unrealized gain (loss) on total investments [j]	Total gain (loss) from investment operations	Net investment income	Net realized gains
Institutional Class
	5/31/16		$ 12.13	$ 0.22		$ (0.27)	$ (0.05)	$ (0.27)	$ (0.17)
	5/31/15		11.95	0.20		0.40	0.60	(0.31)	(0.11)
	5/31/14		11.36	0.19		0.79	0.98	(0.30)	(0.09)
	5/31/13		10.29	0.21		1.12	1.33	(0.25)	(0.01)
	5/31/12	†	10.00	0.08		0.26	0.34	(0.05)	—

Advisor Class
	5/31/16	‡	11.86	0.09		0.04	0.13	(0.18)	(0.17)

Premier Class
	5/31/16		12.12	0.22		(0.29)	(0.07)	(0.25)	(0.17)
	5/31/15		11.95	0.19		0.38	0.57	(0.29)	(0.11)
	5/31/14		11.36	0.20		0.76	0.96	(0.28)	(0.09)
	5/31/13		10.28	0.20		1.13	1.33	(0.24)	(0.01)
	5/31/12	†	10.00	0.07		0.25	0.32	(0.04)	—

Retirement Class
	5/31/16		12.11	0.20		(0.28)	(0.08)	(0.24)	(0.17)
	5/31/15		11.94	0.18		0.38	0.56	(0.28)	(0.11)
	5/31/14		11.35	0.17		0.79	0.96	(0.28)	(0.09)
	5/31/13		10.28	0.19		1.12	1.31	(0.23)	(0.01)
	5/31/12	†	10.00	0.06		0.26	0.32	(0.04)	—

Retail Class
	5/31/16		12.11	0.20		(0.28)	(0.08)	(0.24)	(0.17)
	5/31/15		11.94	0.17		0.39	0.56	(0.28)	(0.11)
	5/31/14		11.35	0.17		0.78	0.95	(0.27)	(0.09)
	5/31/13		10.28	0.18		1.13	1.31	(0.23)	(0.01)
	5/31/12	†	10.00	0.06		0.26	0.32	(0.04)	—

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.
[g]	The performance for the Advisor Class, including performance based on the fund’s Institutional Class prior to inception of the Advisor Class, was (0.33)%.
[j]	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
†	The Fund commenced operations on December 9, 2011.
‡	Advisor Class commenced operations on December 4, 2015.

116     Prospectus  ■  TIAA-CREF Lifestyle Funds

 (continued)

				Ratios and supplemental data

					Ratios to average net assets
Total dividends and distributions	Net asset value, end of period	Total return		Net assets at end of period (in thousands)	Gross expenses	[e]	Net expenses	[e]	Net investment income (loss)		Portfolio turnover rate

$ (0.44)	$ 11.64	(0.28)%		$2,749	0.23%		0.10%		1.88%		26%
(0.42)	12.13	5.13		4,021	0.25		0.10		1.70		13
(0.39)	11.95	8.82		3,103	0.37		0.10		1.66		9
(0.26)	11.36	13.12		1,520	0.70		0.10		1.94		24
(0.05)	10.29	3.38	[b]	1,033	2.81	[c]	0.10	[c]	1.54	[c]	17	[b]

(0.35)	11.64	1.25	bg	102	0.25	[c]	0.12	[c]	1.70	[c]	26

(0.42)	11.63	(0.43)		243	0.39		0.25		1.85		26
(0.40)	12.12	4.88		1,341	0.41		0.25		1.57		13
(0.37)	11.95	8.66		1,268	0.52		0.25		1.69		9
(0.25)	11.36	13.07		1,768	0.83		0.25		1.83		24
(0.04)	10.28	3.23	[b]	1,505	2.90	[c]	0.25	[c]	1.39	[c]	17	[b]

(0.41)	11.62	(0.53)		26,300	0.48		0.35		1.71		26
(0.39)	12.11	4.79		22,852	0.50		0.35		1.47		13
(0.37)	11.94	8.59		18,039	0.61		0.35		1.49		9
(0.24)	11.35	12.87		9,012	0.92		0.35		1.70		24
(0.04)	10.28	3.20	[b]	4,189	2.66	[c]	0.35	[c]	1.29	[c]	17	[b]

(0.41)	11.62	(0.56)		103,657	0.51		0.38		1.71		26
(0.39)	12.11	4.77		86,146	0.52		0.38		1.45		13
(0.36)	11.94	8.55		56,057	0.64		0.39		1.45		9
(0.24)	11.35	12.86		21,456	0.96		0.38		1.64		24
(0.04)	10.28	3.16	[b]	5,624	2.65	[c]	0.47	[c]	1.18	[c]	17	[b]

TIAA-CREF Lifestyle Funds  ■  Prospectus     117

Financial highlights

Lifestyle Moderate Fund

			Selected per share data
				Gain (loss) from investment operations
								Less distributions from
	For the period or year ended		Net asset value, beginning of period	Net investment income (loss)	[a]	Net realized & unrealized gain (loss) on total investments [j]	Total gain (loss) from investment operations	Net investment income	Net realized gains
Institutional Class
	5/31/16		$ 13.25	$ 0.21		$ (0.42)	$ (0.21)	$ (0.29)	$ (0.27)
	5/31/15		12.93	0.23		0.63	0.86	(0.38)	(0.16)
	5/31/14		11.96	0.21		1.23	1.44	(0.37)	(0.10)
	5/31/13		10.33	0.23		1.67	1.90	(0.26)	(0.01)
	5/31/12	†	10.00	0.06		0.31	0.37	(0.04)	—

Advisor Class
	5/31/16	‡	12.88	0.08		—	0.08	(0.21)	(0.27)

Premier Class
	5/31/16		13.25	0.23		(0.46)	(0.23)	(0.27)	(0.27)
	5/31/15		12.93	0.21		0.63	0.84	(0.36)	(0.16)
	5/31/14		11.95	0.20		1.24	1.44	(0.36)	(0.10)
	5/31/13		10.33	0.21		1.67	1.88	(0.25)	(0.01)
	5/31/12	†	10.00	0.06		0.31	0.37	(0.04)	—

Retirement Class
	5/31/16		13.24	0.21		(0.46)	(0.25)	(0.26)	(0.27)
	5/31/15		12.92	0.20		0.63	0.83	(0.35)	(0.16)
	5/31/14		11.95	0.18		1.24	1.42	(0.35)	(0.10)
	5/31/13		10.32	0.19		1.69	1.88	(0.24)	(0.01)
	5/31/12	†	10.00	0.05		0.30	0.35	(0.03)	—

Retail Class
	5/31/16		13.23	0.20		(0.45)	(0.25)	(0.25)	(0.27)
	5/31/15		12.92	0.19		0.63	0.82	(0.35)	(0.16)
	5/31/14		11.95	0.18		1.23	1.41	(0.34)	(0.10)
	5/31/13		10.32	0.19		1.68	1.87	(0.23)	(0.01)
	5/31/12	†	10.00	0.05		0.30	0.35	(0.03)	—

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.

[g]	The performance for the Advisor Class, including performance based on the fund’s Institutional Class prior to inception of the Advisor Class, was (1.50)%.

[j]	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

†	The Fund commenced operations on December 9, 2011.
‡	Advisor Class commenced operations on December 4, 2015.

118     Prospectus  ■  TIAA-CREF Lifestyle Funds

 (continued)

				Ratios and supplemental data

					Ratios to average net assets
Total dividends and distributions	Net asset value, end of period	Total return		Net assets at end of period (in thousands)	Gross expenses	[e]	Net expenses	[e]	Net investment income (loss)		Portfolio turnover rate

$ (0.56)	$ 12.48	(1.45)%		$1,779	0.21%		0.10%		1.67%		17%
(0.54)	13.25	6.81		2,670	0.23		0.10		1.78		13
(0.47)	12.93	12.29		2,506	0.33		0.10		1.67		17
(0.27)	11.96	18.60		1,419	0.69		0.10		2.04		34
(0.04)	10.33	3.69	[b]	1,037	2.77	[c]	0.10	[c]	1.28	[c]	11	[b]

(0.48)	12.48	0.76	bg	102	0.23	[c]	0.13	[c]	1.44	[c]	17

(0.54)	12.48	(1.59)		250	0.36		0.25		1.81		17
(0.52)	13.25	6.65		1,468	0.38		0.25		1.59		13
(0.46)	12.93	12.22		1,376	0.47		0.25		1.62		17
(0.26)	11.95	18.33		1,256	0.83		0.25		1.90		34
(0.04)	10.33	3.65	[b]	1,036	2.92	[c]	0.25	[c]	1.13	[c]	11	[b]

(0.53)	12.46	(1.77)		54,776	0.46		0.35		1.67		17
(0.51)	13.24	6.56		39,886	0.47		0.35		1.52		13
(0.45)	12.92	12.06		32,655	0.57		0.35		1.49		17
(0.25)	11.95	18.35		12,300	0.92		0.35		1.72		34
(0.03)	10.32	3.52	[b]	4,244	2.63	[c]	0.35	[c]	1.03	[c]	11	[b]

(0.52)	12.46	(1.73)		131,501	0.48		0.38		1.65		17
(0.51)	13.23	6.46		107,332	0.50		0.38		1.48		13
(0.44)	12.92	12.01		65,598	0.61		0.39		1.43		17
(0.24)	11.95	18.31		21,809	0.97		0.39		1.67		34
(0.03)	10.32	3.48	[b]	6,648	2.60	[c]	0.46	[c]	0.92	[c]	11	[b]

TIAA-CREF Lifestyle Funds  ■  Prospectus     119

Financial highlights

Lifestyle Growth Fund

			Selected per share data
				Gain (loss) from investment operations
								Less distributions from
	For the period or year ended		Net asset value, beginning of period	Net investment income (loss)	[a]	Net realized & unrealized gain (loss) on total investments [j]	Total gain (loss) from investment operations	Net investment income	Net realized gains
Institutional Class
	5/31/16		$ 14.19	$ 0.20		$ (0.64)	$ (0.44)	$ (0.25)	$ (0.41)
	5/31/15		13.75	0.20		0.86	1.06	(0.38)	(0.24)
	5/31/14		12.50	0.18		1.71	1.89	(0.42)	(0.22)
	5/31/13		10.32	0.21		2.20	2.41	(0.22)	(0.01)
	5/31/12	†	10.00	0.03		0.29	0.32	(0.00)[d]	—

Advisor Class
	5/31/16	‡	13.79	0.05		(0.09)	(0.04)	(0.25)	(0.41)

Premier Class
	5/31/16		14.18	0.20		(0.67)	(0.47)	(0.23)	(0.41)
	5/31/15		13.74	0.18		0.86	1.04	(0.36)	(0.24)
	5/31/14		12.50	0.17		1.68	1.85	(0.39)	(0.22)
	5/31/13		10.32	0.18		2.22	2.40	(0.21)	(0.01)
	5/31/12	†	10.00	0.02		0.30	0.32	(0.00)[d]	—

Retirement Class
	5/31/16		14.15	0.16		(0.63)	(0.47)	(0.21)	(0.41)
	5/31/15		13.72	0.17		0.85	1.02	(0.35)	(0.24)
	5/31/14		12.49	0.15		1.69	1.84	(0.39)	(0.22)
	5/31/13		10.31	0.16		2.23	2.39	(0.20)	(0.01)
	5/31/12	†	10.00	0.02		0.29	0.31	(0.00)[d]	—

Retail Class
	5/31/16		14.13	0.16		(0.63)	(0.47)	(0.21)	(0.41)
	5/31/15		13.70	0.16		0.86	1.02	(0.35)	(0.24)
	5/31/14		12.48	0.14		1.69	1.83	(0.39)	(0.22)
	5/31/13		10.31	0.16		2.22	2.38	(0.20)	(0.01)
	5/31/12	†	10.00	0.01		0.30	0.31	(0.00)[d]	—

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.

[g]	The performance for the Advisor Class, including performance based on the fund’s Institutional Class prior to inception of the Advisor Class, was (2.97)%.

[j]	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

†	The Fund commenced operations on December 9, 2011.
‡	Advisor Class commenced operations on December 4, 2015.

120     Prospectus  ■  TIAA-CREF Lifestyle Funds

 (continued)

				Ratios and supplemental data

					Ratios to average net assets
Total dividends and distributions	Net asset value, end of period	Total return	Net assets at end of period (in thousands)		Gross expenses	[e]	Net expenses	[e]	Net investment income (loss)		Portfolio turnover rate

$ (0.66)	$ 13.09	(2.96)%		$1,887	0.29%		0.10%		1.55%		35%
(0.62)	14.19	7.92		2,083	0.31		0.10		1.47		14
(0.64)	13.75	15.28		1,783	0.47		0.10		1.37		16
(0.23)	12.50	23.63		1,420	0.77		0.10		1.80		30
(0.00)[d]	10.32	3.24	[b]	1,033	2.77	[c]	0.10	[c]	0.64	[c]	7	[b]

(0.66)	13.09	(0.16	)bg	102	0.31	[c]	0.13	[c]	0.87	[c]	35

(0.64)	13.07	(3.19)		267	0.44		0.25		1.47		35
(0.60)	14.18	7.77		1,585	0.46		0.25		1.31		14
(0.61)	13.74	15.01		1,465	0.62		0.25		1.28		16
(0.22)	12.50	23.46		1,580	0.91		0.25		1.55		30
(0.00)[d]	10.32	3.23	[b]	1,065	2.92	[c]	0.25	[c]	0.49	[c]	7	[b]

(0.62)	13.06	(3.18)		23,506	0.54		0.35		1.24		35
(0.59)	14.15	7.62		24,527	0.55		0.35		1.20		14
(0.61)	13.72	14.91		16,575	0.71		0.35		1.14		16
(0.21)	12.49	23.39		10,027	1.00		0.35		1.41		30
(0.00)[d]	10.31	3.13	[b]	4,203	2.63	[c]	0.35	[c]	0.39	[c]	7	[b]

(0.62)	13.04	(3.19)		52,668	0.58		0.40		1.23		35
(0.59)	14.13	7.61		50,390	0.59		0.39		1.18		14
(0.61)	13.70	14.81		30,360	0.76		0.41		1.07		16
(0.21)	12.48	23.26		12,800	1.06		0.40		1.40		30
(0.00)[d]	10.31	3.12	[b]	5,249	2.63	[c]	0.48	[c]	0.27	[c]	7	[b]

TIAA-CREF Lifestyle Funds  ■  Prospectus     121

Financial highlights

Lifestyle Aggressive Growth Fund

			Selected per share data
				Gain (loss) from investment operations
							Less distributions from
	For the period or year ended		Net asset value, beginning of period	Net investment income (loss) [a]	Net realized & unrealized gain (loss) on total investments [j]	Total gain (loss) from investment operations	Net investment income	Net realized gains
Institutional Class
	5/31/16		$ 15.14	$ 0.10	$ (0.82)	$ (0.72)	$ (0.20)	$ (0.75)
	5/31/15		14.60	0.17	1.12	1.29	(0.40)	(0.35)
	5/31/14		13.01	0.13	2.23	2.36	(0.48)	(0.29)
	5/31/13		10.29	0.17	2.74	2.91	(0.18)	(0.01)
	5/31/12	†	10.00	0.00 [d]	0.29	0.29	—	—

Advisor Class
	5/31/16	‡	14.63	0.02	(0.23)	(0.21)	(0.20)	(0.75)

Premier Class
	5/31/16		15.12	0.15	(0.87)	(0.72)	(0.18)	(0.75)
	5/31/15		14.59	0.15	1.11	1.26	(0.38)	(0.35)
	5/31/14		13.00	0.15	2.18	2.33	(0.45)	(0.29)
	5/31/13		10.28	0.15	2.75	2.90	(0.17)	(0.01)
	5/31/12	†	10.00	(0.01)	0.29	0.28	—	—

Retirement Class
	5/31/16		15.10	0.11	(0.86)	(0.75)	(0.16)	(0.75)
	5/31/15		14.56	0.13	1.12	1.25	(0.36)	(0.35)
	5/31/14		12.99	0.11	2.20	2.31	(0.45)	(0.29)
	5/31/13		10.28	0.12	2.76	2.88	(0.16)	(0.01)
	5/31/12	†	10.00	(0.01)	0.29	0.28	—	—

Retail Class
	5/31/16		15.08	0.10	(0.85)	(0.75)	(0.15)	(0.75)
	5/31/15		14.55	0.13	1.10	1.23	(0.35)	(0.35)
	5/31/14		12.99	0.10	2.19	2.29	(0.44)	(0.29)
	5/31/13		10.27	0.13	2.75	2.88	(0.15)	(0.01)
	5/31/12	†	10.00	(0.02)	0.29	0.27	—	—

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.

[g]	The performance for the Advisor Class, including performance based on the fund’s Institutional Class prior to inception of the Advisor Class, was (4.54)%.

[j]	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

†	The Fund commenced operations on December 9, 2011.
‡	Advisor Class commenced operations on December 4, 2015.

122     Prospectus  ■  TIAA-CREF Lifestyle Funds

 (concluded)

				Ratios and supplemental data

					Ratios to average net assets
Total dividends and distributions	Net asset value, end of period	Total return	Net assets at end of period (in thousands)		Gross expenses	[e]	Net expenses	[e]	Net investment income (loss)	Portfolio turnover rate

$ (0.95)	$ 13.47	(4.53)%		$2,755	0.41%		0.10%		0.75%	41%
(0.75)	15.14	9.13		3,094	0.35		0.10		1.18	14
(0.77)	14.60	18.34		2,570	0.49		0.10		0.91	24
(0.19)	13.01	28.51		1,514	0.82		0.10		1.48	29
—	10.29	2.90	[b]	1,029	2.79	[c]	0.10	[c]	0.01 [c]	2	[b]

(0.95)	13.47	(1.21	)bg	102	0.43	[c]	0.12	[c]	0.26 [c]	41

(0.93)	13.47	(4.55)		269	0.56		0.25		1.11	41
(0.73)	15.12	8.92		1,699	0.50		0.25		1.01	14
(0.74)	14.59	18.16		1,559	0.64		0.25		1.09	24
(0.18)	13.00	28.36		1,543	0.95		0.25		1.28	29
—	10.28	2.80	[b]	1,038	2.94	[c]	0.25	[c]	(0.14)[c]	2	[b]

(0.91)	13.44	(4.77)		17,752	0.66		0.35		0.81	41
(0.71)	15.10	8.89		21,900	0.59		0.35		0.89	14
(0.74)	14.56	18.00		19,483	0.73		0.35		0.77	24
(0.17)	12.99	28.19		10,585	1.05		0.35		1.04	29
—	10.28	2.80	[b]	4,224	2.65	[c]	0.35	[c]	(0.24)[c]	2	[b]

(0.90)	13.43	(4.78)		24,905	0.74		0.43		0.76	41
(0.70)	15.08	8.79		28,349	0.66		0.42		0.87	14
(0.73)	14.55	17.86		21,100	0.82		0.44		0.71	24
(0.16)	12.99	28.21		10,109	1.12		0.42		1.09	29
—	10.27	2.70	[b]	5,039	2.66	[c]	0.49	[c]	(0.37)[c]	2	[b]

TIAA-CREF Lifestyle Funds  ■  Prospectus     123

For more information about TIAA-CREF Funds

Statement of Additional Information (“SAI”). The Funds’ SAI contains more information about certain aspects of the Funds. A current SAI has been filed with the SEC and is incorporated into this Prospectus by reference. This means that the Funds’ SAI is legally a part of the Prospectus.

Annual and Semiannual Reports. The Funds’ annual and semiannual reports provide additional information about the Funds’ investments. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the preceding fiscal year. The audited financial statements in the Funds’ annual shareholder report dated May 31, 2016 are also incorporated into this Prospectus by reference.

Requesting documents. You can request a copy of the Funds’ SAI or these reports without charge, or contact the Funds for any other purpose, in any of the following ways:

By telephone:

Call 877-518-9161

In writing:

TIAA-CREF Funds
P.O. Box 1259
Charlotte, NC 28201

Over the Internet:

www.tiaa.org

Information about the Trust (including the Funds’ SAI) can be reviewed and copied at the SEC’s public reference room (202-551-8090) in Washington, DC. The reports and other information are also available through the EDGAR Database on the SEC’s Internet website at www.sec.gov. Copies of the information can also be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, DC 20549.

To lower costs and eliminate duplicate documents sent to your home, the Funds may mail only one copy of the Funds’ Prospectus, prospectus supplements, annual and semiannual reports, or any other required documents, to your household, even if more than one shareholder lives there. If you would prefer to continue receiving your own copy of any of these documents, you may call the Funds toll-free or write to the Funds as follows:

By telephone:

Call 877-518-9161

In writing:

TIAA-CREF Funds
P.O. Box 1259
Charlotte, NC 28201

Important information about procedures for opening a new account

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions, including the Funds, to obtain, verify and record information that identifies each person who opens an account.

What this means for you: When you open an account, the Funds will ask for your name, address, date of birth, Social Security number and other information that will allow the Funds to identify you, such as your home telephone number. Until you provide the Funds with the information they need, the Funds may not be able to open an account or effect any transactions for you.

1940 Act File No. 811-9301	A13225 (10/16)